UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

September 30, 2018

MFS® Municipal Series Trust

For the states of:

Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts

MSTA-SEM

MFS® Municipal Series Trust

For the states of: Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to an uptick in market volatility in recent quarters — a departure from the low-volatility environment that prevailed for much of 2017. Against this more challenging backdrop, global markets have become less synchronized, with equity markets in the U.S. outperforming most international markets. Global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe, China and some emerging markets.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains fairly accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and moderate global demand have investors on the lookout for its potential reappearance. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager with nearly a century of expertise, MFS® firmly believes that active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform to try to do these things. Our long-term perspective influences nearly every aspect of our business, aligning our investment decisions with clients’ investing time horizons.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

November 15, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

MFS Alabama Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	15.4%
General Obligations – General Purpose	13.7%
Universities – Colleges	11.1%
Water & Sewer Utility Revenue	11.1%
State & Local Agencies	10.1%

Composition including fixed income credit quality (a)(i)
AAA	3.2%
AA	29.1%
A	46.1%
BBB	6.5%
BB	0.6%
CC	0.3%
C	2.8%
D	1.1%
Not Rated	7.8%
Cash & Cash Equivalents	2.5%

Portfolio facts (i)
Average Duration (d)	6.4
Average Effective Maturity (m)	14.6 yrs.

Jurisdiction (i)
Alabama	73.2%
Puerto Rico	6.5%
New York	3.3%
California	2.3%
Guam	2.2%
Massachusetts	1.7%
Illinois	1.7%
Colorado	1.1%
Pennsylvania	1.1%
South Carolina	1.0%
Florida	0.8%
New Hampshire	0.7%
Texas	0.5%
Virginia	0.5%
New Jersey	0.3%
Indiana	0.3%
Nebraska	0.2%
Michigan	0.1%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of September 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

Portfolio Composition – continued

MFS Arkansas Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	18.2%
Healthcare Revenue – Hospitals	15.2%
Sales & Excise Tax Revenue	14.7%
Water & Sewer Utility Revenue	12.2%
Utilities – Municipal Owned	7.7%

Composition including fixed income credit quality (a)(i)
AAA	2.8%
AA	44.7%
A	38.7%
BBB	5.5%
BB	1.7%
C	2.5%
D	1.2%
Not Rated	1.9%
Cash & Cash Equivalents	1.0%

Portfolio facts (i)
Average Duration (d)	6.8
Average Effective Maturity (m)	14.2 yrs.

Jurisdiction (i)
Arkansas	70.2%
Puerto Rico	6.9%
Guam	5.1%
California	2.9%
New York	2.5%
Massachusetts	1.5%
Pennsylvania	1.4%
Georgia	1.3%
Illinois	1.2%
Colorado	1.1%
Kentucky	1.0%
Texas	0.8%
Indiana	0.8%
New Hampshire	0.6%
Michigan	0.5%
South Carolina	0.4%
Tennessee	0.3%
Florida	0.3%
New Jersey	0.2%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of September 30, 2018.

The portfolio is actively managed and current holdings may be different.

3

Portfolio Composition – continued

MFS California Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	17.5%
General Obligations – Schools	14.1%
Universities – Colleges	8.8%
Airports	7.0%
General Obligations – General Purpose	6.4%

Composition including fixed income credit quality (a)(i)
AAA	4.7%
AA	32.4%
A	30.1%
BBB	16.8%
BB	1.8%
B	0.6%
CC	0.1%
C	2.8%
D	1.4%
Not Rated	5.8%
Cash & Cash Equivalents	3.5%

Portfolio facts (i)
Average Duration (d)	7.7
Average Effective Maturity (m)	17.4 yrs.

Jurisdiction (i)
California	87.1%
Puerto Rico	6.4%
Guam	1.0%
Illinois	0.8%
Ohio	0.6%
Pennsylvania	0.6%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of September 30, 2018.

The portfolio is actively managed and current holdings may be different.

4

Portfolio Composition – continued

MFS Georgia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	18.9%
Universities – Colleges	18.6%
Water & Sewer Utility Revenue	15.8%
Utilities – Municipal Owned	6.5%
General Obligations – General Purpose	5.3%

Composition including fixed income credit quality (a)(i)
AAA	4.9%
AA	36.6%
A	40.3%
BBB	7.9%
BB	0.9%
B	0.2%
CC	0.3%
C	2.2%
D	0.9%
Not Rated	5.0%
Cash & Cash Equivalents	0.8%

Portfolio facts (i)
Average Duration (d)	6.7
Average Effective Maturity (m)	13.3 yrs.

Jurisdiction (i)
Georgia	75.6%
Puerto Rico	7.1%
Guam	2.3%
California	2.2%
Illinois	1.7%
New York	1.5%
Pennsylvania	1.2%
Florida	1.0%
Colorado	0.9%
South Carolina	0.7%
Tennessee	0.6%
Massachusetts	0.6%
Texas	0.5%
Wisconsin	0.5%
North Carolina	0.5%
Kentucky	0.4%
New Hampshire	0.4%
Virginia	0.4%
Michigan	0.3%
New Jersey	0.3%
Indiana	0.2%
U.S. Virgin Islands	0.2%
Louisiana	0.1%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of September 30, 2018.

The portfolio is actively managed and current holdings may be different.

5

Portfolio Composition – continued

MFS Maryland Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	22.3%
General Obligations – General Purpose	13.5%
State & Local Agencies	9.6%
Universities – Colleges	8.0%
Transportation – Special Tax	6.7%

Composition including fixed income credit quality (a)(i)
AAA	15.0%
AA	24.2%
A	31.2%
BBB	16.7%
BB	2.0%
CC	0.1%
C	3.0%
D	0.7%
Not Rated	6.4%
Cash & Cash Equivalents	0.7%

Portfolio facts (i)
Average Duration (d)	6.5
Average Effective Maturity (m)	14.7 yrs.

Jurisdiction (i)
Maryland	72.3%
Puerto Rico	7.6%
Washington DC	3.0%
Illinois	1.9%
New York	1.9%
Guam	1.6%
Tennessee	1.3%
California	1.2%
Kentucky	1.2%
Colorado	1.1%
Indiana	0.9%
Pennsylvania	0.8%
Florida	0.7%
South Carolina	0.7%
New Hampshire	0.6%
Texas	0.6%
Georgia	0.5%
U.S. Virgin Islands	0.5%
Washington	0.4%
Nebraska	0.2%
Virginia	0.1%
Michigan	0.1%
Mississippi	0.1%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of September 30, 2018.

The portfolio is actively managed and current holdings may be different.

6

Portfolio Composition – continued

MFS Massachusetts Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	20.3%
Healthcare Revenue – Hospitals	17.2%
General Obligations – General Purpose	9.1%
Miscellaneous Revenue – Other	6.9%
Transportation – Special Tax	6.2%

Composition including fixed income credit quality (a)(i)
AAA	4.5%
AA	41.1%
A	20.7%
BBB	21.9%
BB	2.9%
B	0.2%
CC	0.3%
C	2.6%
D	1.0%
Not Rated	2.7%
Cash & Cash Equivalents	2.1%

Portfolio facts (i)
Average Duration (d)	7.1
Average Effective Maturity (m)	15.4 yrs.

Jurisdiction (i)
Massachusetts	80.2%
Puerto Rico	6.3%
Illinois	2.1%
Guam	1.6%
California	1.4%
Pennsylvania	1.3%
Colorado	0.9%
Florida	0.8%
Tennessee	0.8%
Texas	0.5%
Kentucky	0.5%
New York	0.5%
New Hampshire	0.3%
Louisiana	0.2%
Washington	0.2%
New Jersey	0.2%
Wisconsin	0.1%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of September 30, 2018.

The portfolio is actively managed and current holdings may be different.

7

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, April 1, 2018 through September 30, 2018

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2018 through September 30, 2018.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS ALABAMA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/18	Ending Account Value 9/30/18	Expenses Paid During Period (p) 4/01/18-9/30/18
A	Actual	0.90%	$1,000.00	$1,007.37	$4.53
	Hypothetical (h)	0.90%	$1,000.00	$1,020.56	$4.56
B	Actual	1.65%	$1,000.00	$1,003.61	$8.29
	Hypothetical (h)	1.65%	$1,000.00	$1,016.80	$8.34
I	Actual	0.65%	$1,000.00	$1,009.22	$3.27
	Hypothetical (h)	0.65%	$1,000.00	$1,021.81	$3.29
R6	Actual	0.57%	$1,000.00	$1,009.62	$2.87
	Hypothetical (h)	0.57%	$1,000.00	$1,022.21	$2.89

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

8

Expense Tables – continued

MFS ARKANSAS MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/18	Ending Account Value 9/30/18	Expenses Paid During Period (p) 4/01/18-9/30/18
A	Actual	0.76%	$1,000.00	$1,009.86	$3.83
	Hypothetical (h)	0.76%	$1,000.00	$1,021.26	$3.85
B	Actual	1.51%	$1,000.00	$1,006.10	$7.59
	Hypothetical (h)	1.51%	$1,000.00	$1,017.50	$7.64
I	Actual	0.66%	$1,000.00	$1,010.30	$3.33
	Hypothetical (h)	0.66%	$1,000.00	$1,021.76	$3.35
R6	Actual	0.58%	$1,000.00	$1,009.68	$2.92
	Hypothetical (h)	0.58%	$1,000.00	$1,022.16	$2.94

MFS CALIFORNIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/18	Ending Account Value 9/30/18	Expenses Paid During Period (p) 4/01/18-9/30/18
A	Actual	0.71%	$1,000.00	$1,009.06	$3.58
	Hypothetical (h)	0.71%	$1,000.00	$1,021.51	$3.60
B	Actual	1.46%	$1,000.00	$1,005.30	$7.34
	Hypothetical (h)	1.46%	$1,000.00	$1,017.75	$7.38
C	Actual	1.61%	$1,000.00	$1,004.58	$8.09
	Hypothetical (h)	1.61%	$1,000.00	$1,017.00	$8.14
I	Actual	0.61%	$1,000.00	$1,009.70	$3.07
	Hypothetical (h)	0.61%	$1,000.00	$1,022.01	$3.09
R6	Actual	0.53%	$1,000.00	$1,010.04	$2.67
	Hypothetical (h)	0.53%	$1,000.00	$1,022.41	$2.69

MFS GEORGIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/18	Ending Account Value 9/30/18	Expenses Paid During Period (p) 4/01/18-9/30/18
A	Actual	0.90%	$1,000.00	$1,006.70	$4.53
	Hypothetical (h)	0.90%	$1,000.00	$1,020.56	$4.56
B	Actual	1.65%	$1,000.00	$1,002.97	$8.28
	Hypothetical (h)	1.65%	$1,000.00	$1,016.80	$8.34
I	Actual	0.65%	$1,000.00	$1,007.06	$3.27
	Hypothetical (h)	0.65%	$1,000.00	$1,021.81	$3.29
R6	Actual	0.59%	$1,000.00	$1,008.44	$2.97
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

9

Expense Tables – continued

MFS MARYLAND MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/18	Ending Account Value 9/30/18	Expenses Paid During Period (p) 4/01/18-9/30/18
A	Actual	0.82%	$1,000.00	$1,010.15	$4.13
	Hypothetical (h)	0.82%	$1,000.00	$1,020.96	$4.15
B	Actual	1.58%	$1,000.00	$1,005.38	$7.94
	Hypothetical (h)	1.58%	$1,000.00	$1,017.15	$7.99
I	Actual	0.58%	$1,000.00	$1,010.62	$2.92
	Hypothetical (h)	0.58%	$1,000.00	$1,022.16	$2.94
R6	Actual	0.52%	$1,000.00	$1,010.93	$2.62
	Hypothetical (h)	0.52%	$1,000.00	$1,022.46	$2.64

MFS MASSACHUSETTS MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/18	Ending Account Value 9/30/18	Expenses Paid During Period (p) 4/01/18-9/30/18
A	Actual	0.85%	$1,000.00	$1,006.77	$4.28
	Hypothetical (h)	0.85%	$1,000.00	$1,020.81	$4.31
B	Actual	1.62%	$1,000.00	$1,002.93	$8.13
	Hypothetical (h)	1.62%	$1,000.00	$1,016.95	$8.19
I	Actual	0.62%	$1,000.00	$1,008.58	$3.12
	Hypothetical (h)	0.62%	$1,000.00	$1,021.96	$3.14
R6	Actual	0.55%	$1,000.00	$1,008.93	$2.77
	Hypothetical (h)	0.55%	$1,000.00	$1,022.31	$2.79

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the MFS Maryland Municipal Bond Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

For the MFS Massachusetts Municipal Bond Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.

10

PORTFOLIO OF INVESTMENTS

9/30/18 (unaudited)

MFS ALABAMA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.4%

Issuer	Shares/Par	Value ($)
Airport Revenue - 2.5%
Birmingham, AL, Airport Authority Rev., AGM, 5.25%, 7/01/2030	$1,000,000	$1,047,740
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	70,000	75,115
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	45,000	47,506
New York Transportation Development Corp.,
Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	345,000	347,805
		$1,518,166
General Obligations - General Purpose - 13.5%
Auburn, AL, “H”, 5.625%, 12/01/2033 (Prerefunded 12/01/2018)	$1,000,000	$1,006,240
Birmingham, AL, General Obligation Warrants, “B”, 5%, 12/01/2043	245,000	274,047
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “G”, 3%, 9/01/2046	475,000	399,067
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	145,000	151,119
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	150,000	160,937
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	20,000	20,832
Fort Payne, AL, General Obligation Warrants, “A”, AGM, 5%, 5/01/2047	750,000	834,427
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	260,000	273,806
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	60,000	63,351
Jasper, AL, General Obligation Warrants, 5%, 3/01/2032	500,000	548,570
Madison, AL, General Obligation School Warrants, 5.15%, 2/01/2039 (Prerefunded 2/01/2019)	795,000	803,443
Madison, AL, General Obligation School Warrants, 5.15%, 2/01/2039	205,000	206,931
Mobile County, AL, General Obligation Warrants, 5%, 8/01/2036	500,000	567,500
Puerto Rico Public Buildings Authority Rev.,
“M-2”, AAC, 10%, 7/01/2035	115,000	121,800
State of California, 6%, 11/01/2039	550,000	573,754
State of Illinois, 5%, 11/01/2027	130,000	137,077
State of Illinois, “D”, 5%, 11/01/2028	140,000	147,406
Trussville, AL, General Obligation Warrants, “A”, 4%, 8/01/2041	750,000	761,565
Vestavia Hills, AL, General Obligation Warrants, 4%, 8/01/2038	1,000,000	1,029,490
		$8,081,362

Issuer	Shares/Par	Value ($)
General Obligations - Schools - 4.9%
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2029 (Prerefunded 11/01/2023)	$200,000	$226,262
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2030 (Prerefunded 11/01/2023)	1,000,000	1,131,310
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	270,000	271,796
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “B”, AGM, 0%, 8/01/2036	570,000	272,454
Sumter County, AL, School Warrants, 5.2%, 2/01/2039	1,000,000	1,000,740
		$2,902,562
Healthcare Revenue - Hospitals - 15.2%
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), “C”, 5%, 11/15/2046	$500,000	$552,580
Alabama Special Care Facilities Financing Authority Rev. (Daughters of Charity), ETM, AAC, 5%, 11/01/2025	1,045,000	1,114,994
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), 5%, 6/01/2031	750,000	833,257
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), ASSD GTY, 6%, 6/01/2039 (Prerefunded 6/01/2019)	750,000	770,018
California Health Facilities Financing Authority Rev. (Providence St. Joseph Health System), “A”, 3%, 10/01/2041	220,000	191,330
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2/01/2036	300,000	302,850
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	500,000	548,260
East Alabama Health Care Authority, Health Care Facilities Rev., “A”, 4%, 9/01/2048	500,000	488,880
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	435,000	461,226
Huntsville, AL, Health Care Authority Rev., “A”, 5%, 6/01/2030 (Prerefunded 6/01/2020)	1,000,000	1,046,810
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	255,000	265,904
Mobile, AL, Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 5.25%, 2/01/2030 (Prerefunded 2/03/2020)	500,000	520,965
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	370,000	384,615

11

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	$50,000	$54,095
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	425,000	413,325
UAB Medicine Financing Authority Rev., “B”, 5%, 9/01/2035	1,000,000	1,130,910
		$9,080,019
Healthcare Revenue - Long Term Care - 1.8%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$270,555
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	750,000	801,008
		$1,071,563
Industrial Revenue - Other - 0.6%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$290,000	$352,098

Industrial Revenue - Paper - 1.0%
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/2033	$250,000	$261,215
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	300,000	326,643
		$587,858
Miscellaneous Revenue - Other - 1.6%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$65,000	$68,847
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	95,000	100,327
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	260,000	270,114
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	495,000	536,026
		$975,314
Port Revenue - 2.7%
Alabama Port Authority Docks Facilities Rev., 6%, 10/01/2040 (Prerefunded 10/01/2020)	$500,000	$538,865
Alabama Port Authority Docks Facilities Rev., Revenue Refunding, “A”, AGM, 5%, 10/01/2035	1,000,000	1,101,940
		$1,640,805
Sales & Excise Tax Revenue - 5.3%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$425,000	$454,329

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	$325,000	$338,013
Jefferson County, AL, Limited Obligation Warrants, 5%, 9/15/2033	500,000	559,895
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2031	515,000	622,810
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, AGM, 5%, 8/01/2040	30,000	30,760
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	185,000	28,309
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	95,000	30,976
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	75,000	23,230
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	190,000	55,904
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	105,000	29,348
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	45,000	11,949
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	30,000	7,567
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	645,000	154,555
Tuscaloosa County, AL, Board of Education, School Tax Warrants, 5%, 2/01/2037	750,000	834,090
		$3,181,735
Secondary Schools - 0.3%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	$190,000	$198,770

State & Local Agencies - 10.0%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/2029	$1,000,000	$1,024,080
Alabama Public Health Care Authority Lease Rev. (Department Of Public Health Facilities), 5%, 9/01/2030	280,000	309,350
Alabama Public School & College Authority Rev., “A”, 5%, 5/01/2029 (Prerefunded 5/01/2019)	1,000,000	1,017,970
Alabama Public School & College Authority Rev., “B”, 5%, 6/01/2025	800,000	892,728
Anniston, AL, Public Building Authority Rev. (Judicial Center Project), AGM, 5%, 3/01/2032	500,000	525,130

12

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, ASSD GTY, 5%, 7/01/2030	$385,000	$402,621
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	315,000	321,190
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 6/01/2030	35,000	38,504
Huntsville, AL, Public Building Authority Lease Refunding Rev., 5%, 10/01/2033	500,000	575,365
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	10,000	11,147
New York Dormitory Authority Rev., State Personal Income Tax, “A”, (Group C), 5%, 2/15/2041	255,000	283,512
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	185,000	184,140
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	350,000	385,938
		$5,971,675
Tax - Other - 6.0%
Birmingham-Jefferson, AL, Civic Center Authority, “A”, 4%, 7/01/2043	$750,000	$752,370
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	95,000	98,690
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	30,000	31,251
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	90,000	98,974
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	55,000	60,321
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	55,000	60,117
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	30,000	32,725
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	85,000	91,973
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	70,000	70,041
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	105,000	114,577
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	265,000	292,698
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	190,000	211,137
Shelby County, AL, Board of Education Capital Outlay School Warrants (Ten Mill County Tax), 5%, 2/01/2031	500,000	528,810
Tuscaloosa, AL, Board of Education, School Tax Warrants, 5%, 8/01/2036	1,000,000	1,120,090
		$3,563,774

Issuer	Shares/Par	Value ($)
Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$90,000	$98,694
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	180,000	193,433
		$292,127
Transportation - Special Tax - 4.5%
Alabama Federal Aid Highway Finance Authority Special Obligation, “A”, 5%, 9/01/2035	$500,000	$568,085
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	145,000	163,821
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	125,000	129,344
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	325,000	355,719
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	310,000	350,579
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	120,000	127,634
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	330,000	371,022
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	235,000	260,625
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.5%, 7/01/2029	105,000	120,323
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	80,000	90,683
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	5,000	5,648
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	35,000	37,592
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	105,000	116,973
		$2,698,048
Universities - Colleges - 11.0%
Alabama State University Board of Education Rev. (Chattahoochee Valley Community College), ASSD GTY, 5%, 6/01/2034	$1,300,000	$1,321,476
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5.75%, 9/01/2039 (Prerefunded 9/01/2019)	1,000,000	1,033,030

13

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Auburn University, General Fee Rev., “A”, 5%, 6/01/2048	$500,000	$564,960
Homewood, AL, Educational Building Authority Facilities Rev. (Samford University), “A”, 5%, 12/01/2034	500,000	552,070
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 12/01/2038 (Prerefunded 12/01/2018)	110,000	110,589
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 12/01/2038 (Prerefunded 12/01/2018)	390,000	392,086
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, 5%, 7/01/2036	600,000	662,994
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	275,000	231,921
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	65,000	65,067
Troy University, Facilities Rev., “A”, BAM, 5%, 11/01/2028	500,000	558,670
University of South Alabama, Facilities Rev., AGM, 4%, 11/01/2035	500,000	514,610
University of South Alabama, Facilities Rev., BAM, 5%, 10/01/2036	500,000	559,095
		$6,566,568
Utilities - Municipal Owned - 2.8%
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), “A”, ASSD GTY, 5%, 8/01/2037	$1,000,000	$1,040,960
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040 (Prerefunded 10/01/2020)	230,000	245,311
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	130,000	133,084
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	10,002
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	50,000	50,008
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	5,000	5,002
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	30,000	30,016
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	35,000	37,531
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	120,000	128,886
		$1,680,800
Utilities - Other - 1.2%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2036	$40,000	$46,025

Issuer	Shares/Par	Value ($)
Utilities - Other - continued
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2042	$75,000	$86,475
Lower, AL, Gas District Project Rev., “A”, 5%, 9/01/2046	500,000	582,670
		$715,170
Water & Sewer Utility Revenue - 11.0%
Auburn, AL, Waterworks Board Water Rev., 5%, 9/01/2036	$1,000,000	$1,121,360
Birmingham, AL, Waterworks Board Water Rev., “A”, 5%, 1/01/2030	500,000	560,490
Birmingham, AL, Waterworks Board Water Rev., “A”, 5.125%, 1/01/2034 (Prerefunded 1/01/2019)	280,000	282,290
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 1/01/2034 (Prerefunded 1/01/2019)	470,000	473,845
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	10,000	10,397
Cullman, AL, Utilities Board Water Rev., “A”, AGM, 5%, 9/01/2035	1,000,000	1,115,650
Gadsden, AL, Water Works and Sewer Rev., AGM, 4%, 6/01/2033	1,000,000	1,024,660
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	25,000	27,135
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	120,000	128,828
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	45,000	48,728
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	45,000	48,049
Jefferson County, AL, Senior Lien Sewer Rev., Current Interest Warrants, “A”, AGM, 5%, 10/01/2044	750,000	809,107
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	300,000	318,405
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	15,000	16,292
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	20,000	21,505
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	10,000	10,938

14

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	$20,000	$21,755
Scottsboro, AL, Waterworks Sewer & Gas Board Rev., 5%, 8/01/2032	500,000	536,660
		$6,576,094
Total Municipal Bonds (Identified Cost, $56,808,321)		$57,654,508

Investment Companies (h) - 2.3%

Issuer	Shares/Par	Value ($)
Money Market Funds - 2.3%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $1,386,064)	1,386,203	$1,386,064

Other Assets, Less Liabilities - 1.3%		806,299
Net Assets - 100.0%		$59,846,871

See Portfolio Footnotes and Notes to Financial Statements

15

PORTFOLIO OF INVESTMENTS

9/30/18 (unaudited)

MFS ARKANSAS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.7%

Issuer	Shares/Par	Value ($)
Airport Revenue - 1.7%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$235,000	$252,171
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	160,000	168,910
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	1,030,000	1,038,374
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	660,000	720,806
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	95,000	103,495
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	105,000	115,493
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	86,598
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	125,000	134,949
		$2,620,796
General Obligations - General Purpose - 4.0%
Arkansas Higher Education, 4%, 6/01/2029	$2,000,000	$2,141,080
Commonwealth of Massachusetts, General
Obligation Consolidated Loan, “G”, 3%, 9/01/2046	1,280,000	1,075,379
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	475,000	495,045
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	430,000	461,351
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	60,000	62,495
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	130,000	134,667
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	515,000	542,347
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	65,000	68,630
State of California, 6%, 11/01/2039	1,160,000	1,210,101
		$6,191,095
General Obligations - Schools - 5.3%
Bentonville, AR, School District No. 6 Construction Refunding, “B”, 4%, 6/01/2047	$3,000,000	$3,057,450
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	40,000	44,648

Issuer	Shares/Par	Value ($)
General Obligations - Schools - continued
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$40,000	$44,493
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	35,000	38,743
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	15,000	16,570
Crittenden County, AR, Community College District, 4.6%, 2/01/2035	285,000	285,199
Crittenden County, AR, Community College District, 4.7%, 2/01/2040	625,000	625,462
Crittenden County, AR, Earle Special School District Refunding and Construction, 4%, 2/01/2048	2,060,000	2,081,960
Pulaski County, AR, Special School District Construction, 4%, 2/01/2041	2,000,000	2,036,200
		$8,230,725
Healthcare Revenue - Hospitals - 15.0%
Arkansas Development Finance Authority Health Care Rev. (Baptist Health), “A”, 5%, 12/01/2029	$1,000,000	$1,113,030
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,500,000	1,648,875
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2033	1,645,000	1,783,953
California Health Facilities Financing Authority Rev. (Providence St. Joseph Health System), “A”, 3%, 10/01/2041	600,000	521,808
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	555,000	570,368
Conway, AR, Hospital Rev. (Conway Regional Medical Center), 4.45%, 8/01/2032	540,000	545,654
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	420,000	445,322
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	510,000	531,808
Independence County, AR, Public Health Education & Housing Facilities Board Rev. (White River Health Systems), 5.75%, 6/01/2028	1,000,000	1,040,290
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 11/01/2032 (Prerefunded 11/01/2018)	1,085,000	1,088,027
Jefferson County, AR, Hospital Rev., Refunding (Regional Medical Center), AGM, 5%, 6/01/2026	2,150,000	2,215,209

16

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	$545,000	$582,698
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	395,000	423,124
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 5.75%, 6/01/2025 (Prerefunded 6/01/2020)	510,000	540,095
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	355,000	369,022
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	490,000	509,958
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital), 5%, 3/01/2036	1,500,000	1,661,970
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital), AGM, 4%, 3/01/2020	1,000,000	1,025,890
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 3/01/2034 (Prerefunded 3/01/2019)	750,000	760,965
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 3/01/2039 (Prerefunded 3/01/2019)	1,925,000	1,953,143
Pulaski County, AR, Public Facilities Board Health Facilities Rev. (Carti Project), 5.5%, 7/01/2043	750,000	713,010
Springdale, AR, Public Facilities Board Hospital Rev. (Children’s Northwest Project), 5%, 3/01/2040	2,820,000	3,103,974
		$23,148,193
Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$115,910

Miscellaneous Revenue - Other - 3.3%
Fayetteville, AR, Hotel, Motel and Restaurant Rev., BAM, 5%, 11/01/2034	$2,525,000	$2,808,179
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,615,000	1,748,851
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	230,000	268,645
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	180,000	207,421
		$5,033,096

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - 14.5%
Bentonville, AR, Sales & Use Tax, 4%, 11/01/2026	$1,310,000	$1,311,755
Cabot, AR, Sales & Use Tax, 5%, 6/01/2026	700,000	772,023
Cabot, AR, Sales & Use Tax, 5%, 6/01/2027	1,300,000	1,432,548
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	1,145,000	1,224,016
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041 Conway, AR, Sales & Use Tax Rev., Capital	760,000	790,430
Improvement, 4.5%, 5/01/2030	850,000	902,301
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2035	1,150,000	1,209,191
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2023	380,000	421,564
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2024	2,040,000	2,230,454
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,180,000	1,289,870
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,000,000	1,227,030
Phillips County, AR, Sales & Use Tax, BAM, 3.75%, 9/01/2038	1,170,000	1,120,755
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	4,635,000	709,248
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	585,000	172,125
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	90,000	22,702
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,865,000	446,891
Rogers, AR, Sales & Use Tax Rev., 5%, 11/01/2023	1,000,000	1,083,870
Springdale, AR, Sales & Use Tax Rev., 5%, 11/01/2028	1,000,000	1,094,360
Springdale, AR, Sales & Use Tax Rev., BAM, 5%, 4/01/2037	1,000,000	1,089,020
Springdale, AR, Sales & Use Tax Rev., BAM, 3.6%, 4/01/2041	2,000,000	1,896,300
Stuttgart, AR, Sales & Use Tax Rev., AGM, 5%, 6/01/2032	1,840,000	1,916,599
		$22,363,052
Secondary Schools - 0.5%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	$750,000	$723,465

Single Family Housing - State - 0.2%
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 7/01/2031	$355,000	$355,742

17

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
State & Local Agencies - 4.7%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/2034	$2,605,000	$2,817,307
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 5/15/2034 (Prerefunded 5/15/2019)	500,000	509,655
Arkansas Development Finance Authority State Agencies Facilities Rev., Crossover Refunding Bonds (900 West Capitol Building Project), 4%, 4/01/2030	500,000	533,390
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	840,000	856,506
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.305% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,315,000	1,213,377
New York Dormitory Authority Rev., State Personal Income Tax, “A”, (Group C), 5%, 2/15/2041	710,000	789,385
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	525,000	522,559
		$7,242,179
Tax - Other - 5.1%
Fayetteville, AR, Liberty Improvement Bonds, 4%, 1/01/2037	$2,000,000	$2,055,120
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	490,000	509,032
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	65,000	67,710
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/2034	3,000,000	3,319,440
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	210,000	210,122
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	890,000	983,023
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	590,000	655,637
		$7,800,084
Tobacco - 1.5%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2027	$2,470,000	$1,867,863
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2028	500,000	362,380
		$2,230,243

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - 3.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	$45,000	$50,948
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	80,000	90,663
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	430,000	485,814
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	20,000	20,019
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,075,000	1,176,609
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	840,000	949,956
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	480,000	510,538
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	710,000	787,419
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	295,000	334,394
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	360,000	406,670
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	380,000	408,139
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	445,000	477,178
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	310,000	345,349
		$6,043,696
Universities - Colleges - 18.0%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/2031	$2,500,000	$2,648,575
Arkansas State University, Student Fee (Jonesboro Campus), “C”, AGM, 4.5%, 3/01/2027	545,000	578,060
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	860,000	725,281
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	85,000	77,987

18

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	$140,000	$125,650
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	60,000	53,250
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	30,000	26,213
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 4%, 4/01/2024	1,000,000	1,031,360
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 5%, 4/01/2041	1,000,000	1,066,690
Pulaski, AR, Student Tuition & Fee Rev.
(Technical College), BAM, 5%, 9/01/2030	1,000,000	1,126,680
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	340,000	373,391
University Arkansas Auxiliary Enterprises Rev., 5%, 12/01/2029	605,000	666,958
University Arkansas Auxiliary Enterprises Rev. (UALR Campus), “A”, 5%, 5/01/2029	200,000	217,952
University of Arkansas Facilities Rev. (Fayetteville Campus), 5%, 11/01/2047	1,500,000	1,686,105
University of Arkansas Facilities Rev.
(Fayetteville Campus), “A”, 5%, 11/01/2021	1,310,000	1,419,464
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2026	1,000,000	1,080,770
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2032	1,000,000	1,116,190
University of Arkansas Facilities Rev.
(Fayetteville Campus), “A”, 5%, 11/01/2033 (Prerefunded 11/01/2018)	1,000,000	1,002,540
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 9/15/2035	1,000,000	1,132,990
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2038 (Prerefunded 11/01/2018)	1,000,000	1,002,540
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2043	1,500,000	1,701,975
University of Arkansas Facilities Rev. (Monticello Campus), 4%, 12/01/2035	600,000	603,372
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2023	520,000	585,354
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 10/01/2025	780,000	875,355
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2025	2,000,000	2,249,320
University of Arkansas Rev. (Fort Smith Campus), 5%, 12/01/2028 (Prerefunded 6/01/2019)	860,000	877,312

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2023	$250,000	$261,877
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2024	250,000	260,790
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2025	500,000	520,190
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2026	305,000	316,563
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 7/01/2019	320,000	326,038
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 9/01/2040	1,950,000	1,969,578
		$27,706,370
Utilities - Municipal Owned - 7.6%
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2030	$1,000,000	$1,126,680
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2032	1,130,000	1,225,022
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2035	1,000,000	1,115,420
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2036	1,165,000	1,257,559
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	450,000	479,957
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040 (Prerefunded 10/01/2020)	790,000	842,590
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2030	2,805,000	3,060,143
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	245,000	250,811
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/2021	1,040,000	1,060,883
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/2022	1,090,000	1,111,887
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	135,000	141,654
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	30,000	32,222
		$11,704,828
Utilities - Other - 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$300,000	$322,953
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	155,000	170,128
		$493,081
Water & Sewer Utility Revenue - 12.0%
Arkansas Community Public Water Systems Authority Rev., 5%, 10/01/2032	$1,020,000	$1,107,516
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2023	795,000	853,758

19

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2025	$1,500,000	$1,608,045
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	35,000	36,389
Fort Smith, AR, Water and Sewer and Construction Rev., 5%, 10/01/2035	2,000,000	2,267,480
Fort Smith, AR, Water and Sewer Rev., AGM, 4.5%, 10/01/2021	1,545,000	1,648,453
Fort Smith, AR, Water and Sewer Rev., AGM, 4.5%, 10/01/2022	455,000	480,985
Fort Smith, AR, Water and Sewer Rev., BAM, 5%, 10/01/2029	1,000,000	1,142,800
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	85,000	92,260
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	395,000	424,060
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	140,000	151,598
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	140,000	149,486
Hot Springs, AR, Wastewater Rev., 5%, 12/01/2020	500,000	526,910
Hot Springs, AR, Wastewater Rev., 5%, 12/01/2021	650,000	698,087
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 12/01/2037 (Prerefunded 12/01/2019)	1,260,000	1,298,128
Hot Springs, AR, Waterworks Rev., BAM, 3.75%, 10/01/2043	1,750,000	1,700,142
Malvern, AR, Water and Sewer Refunding and Construction Rev., BAM, 3.7%, 8/01/2043	750,000	719,325
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	50,000	54,305

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	$65,000	$69,893
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	32,813
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	75,000	81,580
Paulding County, GA, Water & Sewerage Rev., Improvement & Refunding, 3%, 12/01/2048	2,415,000	2,018,554
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 12/01/2038 (Prerefunded 12/01/2019)	1,325,000	1,373,270
		$18,535,837
Total Municipal Bonds (Identified Cost, $149,072,718)		$150,538,392

Investment Companies (h) - 0.8%
Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $1,187,286)	1,187,405	$1,187,286

Other Assets, Less Liabilities - 1.5%		2,329,120
Net Assets - 100.0%		$154,054,798

See Portfolio Footnotes and Notes to Financial Statements

20

PORTFOLIO OF INVESTMENTS

9/30/18 (unaudited)

MFS CALIFORNIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.2%

Issuer	Shares/Par	Value ($)
Airport Revenue - 6.9%
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2043	$2,190,000	$2,391,042
Chicago, IL, O’Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	615,000	662,177
Chicago, IL, O’Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035	165,000	175,223
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2029	3,000,000	3,147,060
Orange County, CA, Airport Rev., “A”, 5%, 7/01/2031	1,310,000	1,341,230
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2038	2,000,000	2,247,600
Sacramento County, CA, Airport System Rev., “C”, 5%, 7/01/2039	1,000,000	1,122,920
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2021	1,500,000	1,577,910
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2042	665,000	732,724
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2047	665,000	730,104
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2031	850,000	919,598
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	3,000,000	3,276,390
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025 (Prerefunded 5/03/2021)	570,000	615,429
San Francisco, CA, City & County Airports Commission, International Airport Rev., Unrefunded Balance, “D”, 5%, 5/01/2025	1,430,000	1,538,852
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2035	1,000,000	1,122,420
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2047	2,000,000	2,191,000
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	2,560,000	2,738,150
		$26,529,829
General Obligations - General Purpose - 6.3%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	$820,000	$854,604
Commonwealth of Puerto Rico, Public
Improvement, “A”, AGM, 5%, 7/01/2035	80,000	85,833
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	85,000	89,514
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	95,000	100,306

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - continued
Marin County, CA, Healthcare District (Election of 2013), “A”, 4%, 8/01/2047	$7,980,000	$8,194,981
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	400,000	423,652
State of California, 5.25%, 4/01/2035	2,545,000	2,787,818
State of California, 6%, 11/01/2039	3,000,000	3,129,570
State of California, 5.5%, 3/01/2040	3,670,000	3,845,499
State of California, 5.25%, 11/01/2040	2,775,000	2,956,679
State of California, Various Purpose General Obligation Refunding, “C”, 4%, 8/01/2037	1,700,000	1,782,484
		$24,250,940
General Obligations - Schools - 14.0%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	$4,335,000	$3,100,045
Centinela Valley, CA, Union High School District, General Obligation (2022 Crossover), “B”, AGM, 3%, 8/01/2044	2,485,000	2,116,648
Contra Costa County, CA, Lafayette School District (Election of 2016), “A”, 2.25%, 8/01/2032	400,000	342,896
Dublin, CA, Unified School District (Election of 2016), “B”, 4%, 8/01/2043	1,945,000	2,009,282
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/2038	2,465,000	2,732,034
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/2031	2,120,000	1,342,978
Imperial County, CA, Community College District Rev., BAM, 4%, 8/01/2040	465,000	480,368
Imperial County, CA, Community College District Rev., Capital Appreciation “C”, BAM, 0%, 8/01/2034	500,000	268,330
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	870,000	593,792
Madera, CA, Unified School District (Election of 2006), Capital Appreciation, NATL, 0%, 8/01/2028	1,230,000	880,459
Marin County, CA, San Rafael City Elementary School District Rev., “B”, 4%, 8/01/2047	2,595,000	2,652,116
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	1,570,000	935,343
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	1,570,000	1,580,441
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2033	500,000	282,785

21

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
General Obligations - Schools - continued
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/2028	$1,440,000	$1,033,776
Mount Diablo, CA, Unified School District (Election of 2010), Convertible Capital Appreciation, “A”, AGM, 0% to 8/01/2019, 6% to 8/01/2030	3,000,000	2,912,640
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	4,145,000	3,393,594
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/2029	3,385,000	2,329,591
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2028	830,000	962,352
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2030	830,000	955,023
Orange County, CA, Anaheim Elementary School District (Election of 2010), 2.75%, 8/01/2038	490,000	412,747
Oxnard, CA, School District (Ventura County), “A”, BAM, 5%, 8/01/2045	2,590,000	2,912,118
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District Election of 2014 (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2033	500,000	580,280
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District Election of 2014 (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2034	1,400,000	1,617,308
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District Election of 2014 (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2035	1,105,000	1,270,640
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	600,000	677,160
San Diego, CA, Community College District (Election of 2002), Convertible Capital Appreciation, 0% to 8/01/2019, 6% to 8/01/2033	2,000,000	2,356,040
San Diego, CA, Unified School District
(Election of 2008), Capital Appreciation, “G”, 0%, 7/01/2034	1,235,000	600,605
San Diego, CA, Unified School District (Election of 2012), “I”, 4%, 7/01/2047	2,145,000	2,205,553
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/2041	1,235,000	1,349,904
San Mateo County, CA, Community College District (Election of 2001), Capital Appreciation, “A”, NATL, 0%, 9/01/2021	4,300,000	4,055,416
San Mateo County, CA, Union High School District, “E”, 3%, 9/01/2041	3,095,000	2,684,294
Sweetwater, CA, Union High School, “C”, 4%, 8/01/2043	2,000,000	2,040,720
		$53,667,278

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - 17.3%
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 7/01/2029 (Prerefunded 7/01/2019)	$1,500,000	$1,546,725
California Health Facilities Financing Authority Rev. (Children’s Hospital Los Angeles), “A”, 5%, 8/15/2042	2,550,000	2,808,723
California Health Facilities Financing Authority Rev. (Children’s Hospital of Orange County), 6.25%, 11/01/2029	2,000,000	2,096,100
California Health Facilities Financing Authority Rev. (El Camino Hospital), 5%, 2/01/2037	1,000,000	1,118,260
California Health Facilities Financing Authority Rev. (Marshall Medical Center), 5%, 11/01/2033	750,000	841,650
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 10/01/2039	1,000,000	1,033,880
California Health Facilities Financing Authority Rev. (Providence St. Joseph Health System), “A”, 3%, 10/01/2041	1,380,000	1,200,158
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	1,160,000	1,192,120
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2038	1,000,000	1,128,700
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5%, 11/15/2046	3,180,000	3,545,414
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2036	1,275,000	1,405,318
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2037	850,000	931,745
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	425,000	463,322
California Municipal Finance Authority Rev. (Eisenhower Medical Center), 5%, 7/01/2042	2,000,000	2,161,600
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2047	1,000,000	1,076,960
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2028	205,000	222,640
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2029	165,000	178,540
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2030	85,000	91,734
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2044	415,000	437,418
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	315,000	335,869
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	1,500,000	1,607,985
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	2,545,000	2,684,390

22

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2042	$4,000,000	$4,484,400
California Statewide Communities Development Authority Rev. (Community Hospital of the Monterey Peninsula), “A”, 6%, 6/01/2033 (Prerefunded 6/01/2021)	1,250,000	1,382,825
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 8/15/2023	1,000,000	1,002,740
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5.125%, 7/01/2039 (Prerefunded 7/01/2019)	1,000,000	1,024,690
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2053	1,000,000	1,109,230
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2057	2,000,000	2,218,460
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A2”, 5%, 11/01/2047	2,000,000	2,485,440
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	1,650,000	1,769,955
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	1,000,000	1,064,090
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2036	635,000	723,246
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2037	455,000	516,275
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2038	430,000	485,328
California Statewide Communities Development Authority Rev. (Redlands Community Hospital), 5%, 10/01/2046	1,925,000	2,080,270
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 11/01/2030	1,740,000	1,846,958
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/2032	390,000	423,934
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/2041	2,550,000	2,768,611
Madera County, CA, COP (Children’s Hospital Central California), 5.375%, 3/15/2036 (Prerefunded 3/15/2020)	3,000,000	3,154,410

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	$2,000,000	$2,208,660
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039 (Prerefunded 11/01/2019)	1,805,000	1,900,755
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/2041	1,000,000	1,101,100
Upland, CA, COP (San Antonio Regional Hospital), 4%, 1/01/2042	1,000,000	985,050
Upland, CA, COP (San Antonio Regional Hospital), 5%, 1/01/2047	1,000,000	1,092,770
Washington Township, CA, Health Care District Rev., “A”, 6.25%, 7/01/2039	1,000,000	1,022,510
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2042	1,000,000	1,073,900
		$66,034,858
Healthcare Revenue - Long Term Care - 4.8%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$850,000	$918,102
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/2035	1,270,000	1,363,459
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2034	700,000	789,012
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2039	1,000,000	1,112,260
California Municipal Finance Authority Rev. (Channing House Project), “B”, CALHF, 5%, 5/15/2047	2,000,000	2,251,980
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, CALHF, 4%, 7/01/2038	435,000	444,148
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, CALHF, 4%, 7/01/2039	430,000	438,338
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, CALHF, 4%, 7/01/2040	435,000	442,365
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, CALHF, 4%, 7/01/2043	980,000	994,200
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	1,405,000	1,474,168
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/2039	1,500,000	1,561,575

23

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/2047	$1,785,000	$1,878,320
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 4%, 4/01/2042	735,000	736,051
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 5%, 4/01/2047	1,835,000	2,004,774
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042	750,000	804,330
Eden Township, CA, Healthcare District, COP, 6.125%, 6/01/2034 (Prerefunded 6/01/2020)	1,090,000	1,166,158
		$18,379,240
Miscellaneous Revenue - Other - 0.9%
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2034	$830,000	$922,545
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2035	830,000	920,462
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2031	1,335,000	1,473,933
		$3,316,940
Port Revenue - 0.5%
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, AGM, 5%, 10/01/2036	$1,710,000	$1,906,513

Sales & Excise Tax Revenue - 0.8%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	$1,060,000	$162,201
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	520,000	169,551
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	420,000	130,091
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	1,665,000	489,893
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	610,000	170,501
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	260,000	69,038

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	$180,000	$45,403
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	3,715,000	890,189
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 2%, 6/01/2029	1,000,000	895,320
		$3,022,187
Secondary Schools - 3.7%
California Municipal Finance Authority Charter School Lease Rev. (Nova Academy Project), “A”, 5%, 6/15/2036	$750,000	$773,993
California Municipal Finance Authority Charter School Rev. (The Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2038	970,000	1,012,127
California Municipal Finance Authority Education Rev. (American Heritage Education Foundation Project), “A”, 5%, 6/01/2046	750,000	789,427
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	825,000	836,418
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040	415,000	437,792
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2041	500,000	527,155
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045	415,000	436,526
California School Finance Authority, Charter School Rev. (Downtown Prep - Obligated Group), 5%, 6/01/2046	1,000,000	1,019,060
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	1,245,000	1,350,078
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2038	870,000	939,948
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048	870,000	930,830
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2034	530,000	572,755
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2037	505,000	552,859
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	470,000	503,356
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2047	745,000	807,498

24

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Secondary Schools - continued
California Statewide Communities Development Authority School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/2047	$1,270,000	$1,372,502
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/2046 (Prerefunded 1/01/2019)	1,300,000	1,314,339
		$14,176,663
State & Local Agencies - 4.3%
Banning, CA, COP, Water Systems Improvement Project, ETM, AAC, 8%, 1/01/2019	$110,000	$111,716
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/2028	2,120,000	2,345,759
California Public Works Board Lease Rev., Department of Education (Riverside Campus Project), “B”, 6%, 4/01/2026	2,000,000	2,042,900
California Public Works Board Lease Rev., Department of General Services (Office Buildings 8 & 9 Renovation), “A”, 6.25%, 4/01/2034 (Prerefunded 4/01/2019)	1,500,000	1,534,020
California Public Works Board Lease Rev., Department of Justice, “D”, 5.25%, 11/01/2020	1,565,000	1,568,850
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.305% (LIBOR - 3mo. + 0.75%), 6/01/2037	2,360,000	2,177,619
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Bonds (Master Lease Projects), “A”, AGM, 5%, 4/01/2034	1,000,000	1,125,070
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Bonds (Master Lease Projects), “A”, AGM, 5%, 4/01/2037	800,000	886,928
Ontario Public Finance Authority Lease Rev., AGM, 5%, 11/01/2042	1,025,000	1,149,619
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2030	500,000	571,635
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2031	1,000,000	1,138,390
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2032	550,000	624,206
San Diego, CA, Public Facilities Financing Authority Lease Rev. (Master Refunding Project), “A”, 5.25%, 3/01/2040 (Prerefunded 9/01/2020)	1,000,000	1,065,190
		$16,341,902

Issuer	Shares/Par	Value ($)
Tax - Other - 2.4%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$445,000	$462,284
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	145,000	151,046
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	505,000	555,354
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	315,000	345,473
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	315,000	344,308
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	170,000	185,441
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	500,000	541,020
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	545,000	545,316
Puerto Rico Infrastructure Financing Authority Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2036	4,870,000	1,859,317
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	665,000	725,655
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	1,930,000	2,131,724
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	1,145,000	1,272,381
		$9,119,319
Tax Assessment - 6.1%
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2027	$2,000,000	$2,285,600
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/2031	1,000,000	1,063,460
Jurupa, CA, Community Facilities Services District, Special Tax (Eastvale Area District #31), “A”, 5%, 9/01/2037	1,000,000	1,051,030
Lake Elsinore, CA, Public Financing Authority Rev., 5%, 9/01/2035	920,000	1,000,537
Lee Lake, CA, Public Financing Authority Senior Lien Rev., “A”, 5.125%, 9/01/2035	1,000,000	1,083,080
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, AGM, 5%, 9/01/2022	340,000	375,642
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, AGM, 5%, 9/01/2023	340,000	382,585
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/2033	840,000	922,916
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	650,000	729,014

25

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tax Assessment - continued
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2029	$1,350,000	$1,506,384
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/2033	1,000,000	1,062,790
Rancho Cucamonga, CA, Redevelopment Agency (Successor Agency To The Rancho Redevelopment Project Area) Tax Allocation, AGM, 5%, 9/01/2032	2,625,000	2,942,231
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	890,000	1,008,201
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2031	1,095,000	1,235,981
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/2034	1,385,000	1,532,004
San Francisco, CA, City & County Redevelopment Financing Authority Rev., Tax Allocation (Mission Bay North Redevelopment Project), “C”, 6.375%, 8/01/2032 (Prerefunded 8/01/2019)	1,000,000	1,038,360
San Francisco, CA, City & County Redevelopment Financing Authority Rev., Tax Allocation (Mission Bay North Redevelopment Project), “C”, 6.5%, 8/01/2039 (Prerefunded 8/01/2019)	1,000,000	1,039,390
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	750,000	820,418
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “B”, NATL, 5%, 8/01/2043	1,100,000	1,223,255
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/2023	1,000,000	1,131,210
		$23,434,088
Tobacco - 2.3%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	$1,080,000	$1,084,007
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	1,195,000	1,218,900
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, “A-1”, 5%, 6/01/2029	2,000,000	2,252,700
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2047	2,165,000	2,215,747
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,800,000	1,976,958
		$8,748,312

Issuer	Shares/Par	Value ($)
Toll Roads - 1.5%
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2033	$2,985,000	$3,159,145
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2034	855,000	899,032
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/2044	1,680,000	1,846,589
		$5,904,766
Transportation - Special Tax - 3.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	$460,000	$520,214
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	95,000	107,556
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	150,000	169,994
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	415,000	429,421
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	55,000	55,053
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	2,060,000	2,254,711
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	2,300,000	2,446,326
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,510,000	1,674,650
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	2,475,000	2,805,511
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	690,000	779,452
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	245,000	263,142
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	170,000	182,293
Commonwealth of Puerto Rico Highway & Transportation Authority Unrefunded Rev., “A”, NATL, 5%, 7/01/2038	65,000	65,009
		$11,753,332
Universities - Colleges - 8.7%
California Educational Facilities Authority Rev. (Art Center College of Design), “A”, 5%, 12/01/2036	$1,800,000	$2,044,008
California Educational Facilities Authority Rev. (Chapman University), “B”, 4%, 4/01/2047	1,000,000	1,003,580

26

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2036	$425,000	$477,152
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2037	1,265,000	1,413,283
California Educational Facilities Authority Rev. (Pitzer College), 6%, 4/01/2040 (Prerefunded 4/01/2020)	3,000,000	3,186,240
California Educational Facilities Authority Rev. (Santa Clara University), 5%, 4/01/2032	1,000,000	1,139,420
California Educational Facilities Authority Rev. (Stanford University), “U-7”, 5%, 6/01/2046	1,465,000	1,849,313
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2036	1,000,000	1,115,610
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2037	1,000,000	1,109,990
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2038	500,000	552,900
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2030 (Prerefunded 10/01/2021)	860,000	964,576
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2030	900,000	1,005,813
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 11/01/2029	1,265,000	1,306,644
California Municipal Finance Authority Rev. (Azusa Pacific University Project), “B”, 5%, 4/01/2035	1,655,000	1,753,721
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2033	625,000	708,687
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2035	1,195,000	1,346,084
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2039	1,000,000	1,112,470
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.125%, 6/01/2030 (Prerefunded 6/01/2020)	1,500,000	1,604,805
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040 (Prerefunded 6/01/2020)	1,500,000	1,607,865
California Municipal Finance Authority Rev. (University of La Verne), “A”, 5%, 6/01/2043	1,500,000	1,657,395
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 12/01/2028 (Prerefunded 12/01/2021)	2,125,000	2,331,104
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 4/01/2034 (Prerefunded 4/01/2019)	1,500,000	1,524,405
California State University Rev., “A”, 5%, 11/01/2024	2,130,000	2,320,614
		$33,135,679

Issuer	Shares/Par	Value ($)
Universities - Dormitories - 0.7%
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation) “A”, 5%, 6/01/2035	$225,000	$243,644
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,270,000	1,409,865
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2034	1,000,000	1,108,690
		$2,762,199
Utilities - Cogeneration - 0.1%
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/2045	$345,000	$348,854

Utilities - Investor Owned - 0.5%
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/2040	$2,000,000	$2,104,360

Utilities - Municipal Owned - 4.0%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$230,000	$248,389
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	260,000	280,350
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/2025 (Prerefunded 11/01/2020)	1,015,000	1,081,452
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/2026 (Prerefunded 11/01/2020)	1,245,000	1,326,510
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	3,000,000	3,373,500
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	1,315,000	1,323,482
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	225,000	241,270
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	825,000	886,091
Sacramento, CA, Municipal Utility District Electric Rev., “X”, 5%, 8/15/2025 (Prerefunded 8/15/2021)	545,000	591,156
Sacramento, CA, Municipal Utility District Electric Rev., Unrefunded Balance, “X”, 5%, 8/15/2025	1,585,000	1,719,234
Tuolumne Wind Project Authority Rev. (Tuolomne Co.), “A”, 5.625%, 1/01/2029 (Prerefunded 1/01/2019)	2,000,000	2,019,360
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/2041	2,130,000	2,289,281
		$15,380,075

27

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Utilities - Other - 1.8%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	$1,750,000	$2,439,902
Long Beach, CA, Bond Finance Authority Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2022	2,210,000	2,429,144
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	1,655,000	1,931,203
		$6,800,249
Water & Sewer Utility Revenue - 4.5%
Fillmore, CA, Wastewater Refunding Bonds, AGM, 5%, 5/01/2047	$3,000,000	$3,309,930
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	525,000	556,941
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	2,560,000	2,707,328
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,660,000	1,851,830
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2031	415,000	461,808

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 5/15/2028 (Prerefunded 5/15/2019)	$350,000	$357,168
Silicon Valley Clean Water, CA, Wastewater Rev., 4%, 8/01/2044	3,250,000	3,362,548
Soquel Creek, CA, Water District, COP, 5%, 3/01/2043	1,715,000	1,865,388
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2031	1,700,000	1,928,106
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2035	830,000	928,338
		$17,329,385
Total Municipal Bonds (Identified Cost, $353,436,567)		$364,446,968

Investment Companies (h) - 2.0%
Money Market Funds - 2.0%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $7,579,616)	7,580,491	$7,579,732

Other Assets, Less Liabilities - 2.8%		10,546,238
Net Assets - 100.0%		$382,572,938

See Portfolio Footnotes and Notes to Financial Statements

28

PORTFOLIO OF INVESTMENTS

9/30/18 (unaudited)

MFS GEORGIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad - based asset classes.

Municipal Bonds - 97.9%

Issuer	Shares/Par	Value ($)
Airport Revenue - 2.6%
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2033	$1,000,000	$1,108,680
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	75,000	80,480
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	55,000	58,063
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	395,000	398,211
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	265,000	289,414
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	30,000	32,683
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	35,000	38,497
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	25,000	27,062
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	40,000	43,184
		$2,076,274
General Obligations - General Purpose - 5.2%
Atlanta, GA, Public Improvement Rev., 4.875%, 12/01/2026	$1,000,000	$1,131,810
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	165,000	171,963
Commonwealth of Puerto Rico, Public Improvement, AGM, 5.25%, 7/01/2020	120,000	125,141
Commonwealth of Puerto Rico, Public Improvement, ASSD GTY, 5.5%, 7/01/2020	275,000	287,947
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	165,000	177,030
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	50,000	51,795
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	185,000	194,823
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	25,000	26,396
Gwinnett County, GA, Development Authority Rev. (Civic & Cultural Center), 4%, 9/01/2021	510,000	528,957
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	130,000	137,687
State of California, 6%, 11/01/2039	420,000	438,140
State of Georgia, “A”, 5%, 2/01/2033	500,000	579,200
State of Illinois, 5%, 11/01/2027	175,000	184,527
State of Illinois, “D”, 5%, 11/01/2028	170,000	178,993
		$4,214,409

Issuer	Shares/Par	Value ($)
General Obligations - Schools - 3.8%
Bryan County, GA, School District General Obligation, 4%, 8/01/2032	$500,000	$532,850
Dalton, GA, General Obligation, 5%, 2/01/2036	500,000	574,255
Gwinnett County, GA, School District, 5%, 2/01/2029	1,000,000	1,142,360
Jefferson, GA, School District, “A”, 5.25%, 2/01/2029 (Prerefunded 2/01/2021)	500,000	536,100
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “B”, AGM, 0%, 8/01/2036	660,000	315,473
		$3,101,038
Healthcare Revenue - Hospitals - 18.6%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$295,000	$286,719
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	260,000	267,199
Cedartown Polk County, GA, Hospital Authority Rev., Anticipation Certificates (Polk Medical Center Project), 5%, 7/01/2039	500,000	531,970
Clarke County, GA, Hospital Authority Rev. (Athens Regional Medical Center Project), 5%, 1/01/2032 (Prerefunded 1/01/2022)	1,000,000	1,091,530
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AAC, 6.25%, 4/01/2034 (Prerefunded 4/01/2020)	500,000	530,730
Dalton, GA, Development Authority Rev. (Hamilton Health Care System), 5%, 8/15/2028	500,000	539,485
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc. Project), 6.125%, 9/01/2040 (Prerefunded 9/01/2020)	500,000	537,550
DeKalb County, GA, Private Hospital Authority Rev. Anticipation Certificates (Children’s Healthcare), 5.25%, 11/15/2039	750,000	773,198
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	350,000	371,102
Fulton County, GA, Development Authority Hospital Rev. (Wellstar Health System, Inc. Project), 5%, 4/01/2034	1,000,000	1,110,210
Fulton County, GA, Development Authority Hospital Rev. (Wellstar Health System, Inc. Project), “A”, 5%, 4/01/2042	750,000	817,110
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2032	500,000	560,570
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5.25%, 6/15/2037 (Prerefunded 6/15/2019)	700,000	716,373

29

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Gainesville and Hall County, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “B”, 5%, 2/15/2033 (Prerefunded 2/15/2020)	$385,000	$399,984
Gainesville and Hall County, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “B”, 5%, 2/15/2033	115,000	118,733
Glynn-Brunswick, GA, Memorial Hospital Authority Rev. (Southeast Georgia Health System Project), 5%, 8/01/2028	500,000	556,430
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5%, 2/15/2042	1,000,000	1,086,790
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	200,000	208,552
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	45,000	45,412
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	65,000	65,308
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	200,000	213,834
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	135,000	144,612
Massachusetts Development Finance Agency Rev. (Partners Healthcare System Issue), “S”, 4%, 7/01/2041	465,000	467,120
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	35,000	37,372
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	10,000	10,622
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	130,000	135,135
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	180,000	187,331
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	55,000	59,505
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/2029	355,000	372,168
Richmond County, GA, Hospital Authority Rev. Anticipation Certificates (University Health Services, Inc. Project), 5.5%, 1/01/2036 (Prerefunded 1/01/2019)	750,000	756,728

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	$570,000	$554,342
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital, Inc. Project), 5.125%, 11/01/2030 (Prerefunded 11/02/2020)	500,000	530,560
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital, Inc. Project), 5.375%, 11/01/2040 (Prerefunded 11/02/2020)	500,000	533,095
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	385,000	391,649
		$15,009,028
Healthcare Revenue - Long Term Care - 2.4%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), “A, 5%, 7/01/2036	$500,000	$528,900
Gainesville and Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	500,000	549,255
Gainesville and Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement -Life Communities, Inc. Obligated Group), “A-2”, 6.625%, 11/15/2039 (Prerefunded 11/15/2019)	200,000	210,114
Richmond County, GA, Development Authority Rev., Capital Appreciation, “C”, ETM, 0%, 12/01/2021	225,000	209,491
Savannah, GA, Economic Development Authority Rev., Capital Appreciation, “C”, ETM, 0%, 12/01/2021	500,000	466,265
		$1,964,025
Healthcare Revenue - Other - 2.7%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/2028	$500,000	$573,485
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/2040 (Prerefunded 7/01/2020)	500,000	525,705
Floyd County, GA, Hospital Authority Rev. Anticipation Certificates (Floyd Medical Center Project), “B”, 5%, 7/01/2032	1,000,000	1,069,970
		$2,169,160
Industrial Revenue - Other - 0.5%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$330,000	$400,663

Industrial Revenue - Paper - 0.2%
Rockdale County, GA, Development Authority Project Rev. (Pratt Paper), 4%, 1/01/2038	$150,000	$148,402

30

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Miscellaneous Revenue - Other - 1.9%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2020	$285,000	$297,959
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), “A”, 5%, 3/15/2036	500,000	546,760
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	75,000	79,439
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	110,000	116,168
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	310,000	328,305
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	80,000	93,442
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	60,000	69,140
		$1,531,213
Multi-Family Housing Revenue - 0.7%
Atlanta, GA, Urban Residential Financing Authority, Multifamily Housing Rev. (Ginnie Mae Collateralized - Amal Heights), GNMA, 4.9%, 5/20/2040 (Prerefunded 5/20/2020)	$500,000	$521,445

Sales & Excise Tax Revenue - 4.2%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$495,000	$529,160
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	265,000	279,575
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	170,000	178,461
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), “A”, 5%, 7/01/2044	1,000,000	1,104,580
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev., “C”, 4%, 7/01/2036	750,000	776,872
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, AGM, 5%, 8/01/2040	35,000	35,887
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	210,000	32,134
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	110,000	35,867
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	90,000	27,877
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	345,000	101,509

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	$130,000	$36,336
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	295,000	78,331
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	35,000	8,828
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	735,000	176,121
		$3,401,538
Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	$75,000	$78,287

Single Family Housing - State - 1.2%
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.5%, 6/01/2045	$495,000	$505,286
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2048	500,000	486,300
		$991,586
State & Local Agencies - 3.6%
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	$405,000	$412,958
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.305% (LIBOR - 3mo. + 0.75%), 6/01/2037	460,000	424,451
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 5/01/2038 (Prerefunded 5/01/2019)	1,000,000	1,020,550
Los Angeles County, CA, Public Works Financing Authority Lease Rev., “D”, 5%, 12/01/2032	395,000	453,247
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	10,000	11,148
Villa Rica, GA, Public Facilities Authority Rev. (Water and Sewerage Project), 5%, 3/01/2039	500,000	550,960
		$2,873,314
Tax - Other - 2.3%
Atlanta & Fulton County, GA, Recreation Authority Park Improvement, “A”, 5%, 12/01/2032	$500,000	$561,860
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	75,000	77,913
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	25,000	26,043
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	100,000	109,971
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	65,000	71,288

31

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tax - Other - continued
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	$65,000	$71,048
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	35,000	38,179
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	100,000	108,204
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	95,000	95,055
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	125,000	136,401
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	145,000	160,155
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	220,000	244,475
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	135,000	141,319
		$1,841,911
Tax Assessment - 0.6%
Atlanta, GA, Georgia Tax Allocation (Eastside Project), 5%, 1/01/2030	$410,000	$457,380

Tobacco - 0.3%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$235,000	$258,103

Toll Roads - 0.4%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$95,000	$104,177
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	190,000	204,180
		$308,357
Transportation - Special Tax - 3.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NATL, 4.75%, 7/01/2038	$80,000	$79,500
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2028	275,000	313,461
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	15,000	16,983
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	30,000	33,999
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	70,000	72,432
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2019	155,000	158,391

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2020	$40,000	$41,883
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	10,000	10,010
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	700,000	766,164
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	170,000	180,815
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	325,000	360,438
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.5%, 7/01/2029	120,000	137,512
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	70,000	79,348
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	135,000	152,501
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	160,000	171,848
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	135,000	144,762
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	120,000	133,684
		$2,853,731
Universities - Colleges - 18.4%
Americus-Sumter Payroll Development Authority Rev. (USG Real Estate Foundation VII, LLC Project), “A”, 3.5%, 6/01/2035	$500,000	$490,680
Athens, GA, Housing Authority Rev. (University of Georgia East Campus Funding), 5.25%, 6/15/2035 (Prerefunded 6/17/2019)	500,000	511,785
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation II LLC), ASSD GTY, 5.25%, 6/01/2034 (Prerefunded 6/01/2019)	500,000	510,885
Barnesville-Lamar County, GA, Industrial Development Authority Refunding Rev. (USG Real Estate Foundation VI, LLC Project), 5%, 6/01/2038	600,000	669,060
Bleckley-Dodge County, GA, Joint Development Authority Refunding Rev. (USG Real Estate Foundation VII, LLC Project), 5%, 7/01/2038	815,000	908,766
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038	1,000,000	1,101,840

32

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Cobb County, GA, Development Authority, Parking & Dining Hall Refunding Lease Rev. (Kennesaw State University Real Estate Foundations Projects), 5%, 7/15/2034	$500,000	$565,570
Cobb County, GA, Development Authority, Sports & Recreation Facilities Lease Rev. (Kennesaw State University Foundation), AGM, 5%, 7/15/2035	750,000	780,120
Dahlonega, GA, Downtown Development Authority Refunding Rev. (North Georgia MAC LLC), 5%, 7/01/2036	1,000,000	1,124,160
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia PHD LLC), ASSD GTY, 5.25%, 7/01/2034 (Prerefunded 7/01/2019)	500,000	512,015
DeKalb County/Newton County/Gwinnet County, GA, Joint Development Authority Rev. (GGC Foundation LLC), 6%, 7/01/2034 (Prerefunded 7/01/2019)	500,000	514,780
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), SYNCORA, 5%, 6/01/2032	500,000	501,200
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 6/01/2028	500,000	564,805
Fulton County, GA, Development Authority Tech Facilities Rev., 5%, 3/01/2034	300,000	341,232
Gwinnett County, GA, Development Authority Rev. (Georgia Gwinnet County Student Housing), “A”, 5%, 7/01/2040	1,000,000	1,112,930
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2047	250,000	261,310
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	310,000	261,438
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	65,000	68,656
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 6/01/2024 (Prerefunded 6/01/2019)	190,000	193,760
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 6/01/2024	310,000	315,887
Private Colleges & Universities, GA, Authority Rev. (Emory University), “A”, 5%, 10/01/2046	1,000,000	1,126,870
Private Colleges & Universities, GA, Authority Rev. (Mercer University Project), 5%, 10/01/2040	350,000	367,906
Private Colleges & Universities, GA, Authority Rev. (Mercer University Project), “C”, 5.25%, 10/01/2027	350,000	374,822
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	80,000	80,082

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	$25,000	$22,938
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	45,000	40,388
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	55,000	55,936
Richmond County, GA, Development Authority Rev. (Georgia Regents University Academic Research Center Project), AGM, 5%, 12/15/2032	325,000	366,424
Savannah, GA, Economic Development Authority Rev. (SSU Community Development I LLC Project), ASSD GTY, 5.5%, 6/15/2035	500,000	526,375
South Regional, GA, Joint Development Authority Rev. (VSU Parking and Student Service Center Project), “A”, 5%, 8/01/2035	500,000	556,390
		$14,829,010
Universities - Dormitories - 0.5%
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	$400,000	$430,684

Utilities - Municipal Owned - 6.4%
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2029	$1,195,000	$1,384,037
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2035	500,000	516,230
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2036	500,000	514,395
Georgia Municipal Electric Authority Power Rev., “A”, NATL, 6.5%, 1/01/2020	375,000	386,813
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 10/01/2025	500,000	546,670
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 10/01/2026	500,000	546,670
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	160,000	170,651
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040 (Prerefunded 10/01/2020)	260,000	277,308
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	50,000	53,998
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	60,000	64,696
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	100,000	102,372

33

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
Puerto Rico Electric Power Authority Rev., “RR”, ASSD GTY, 5%, 7/01/2028	$490,000	$509,448
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	70,000	75,473
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	5,000	5,370
		$5,154,131
Utilities - Other - 2.2%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	$910,000	$985,111
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 3/15/2019	250,000	253,145
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	225,000	231,046
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2020	250,000	263,293
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	40,000	42,857
		$1,775,452
Water & Sewer Utility Revenue - 15.6%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev., 5.625%, 1/01/2033 (Prerefunded 1/01/2019)	$500,000	$504,700
Atlanta, GA, Water & Wastewater Refunding Rev., “A”, 5%, 11/01/2037	1,000,000	1,140,850
Atlanta, GA, Water & Wastewater Refunding Rev., “A”, 5%, 11/01/2038	1,000,000	1,137,470
Atlanta, GA, Water & Wastewater Refunding Rev., “B”, 4%, 11/01/2038	500,000	515,755
Cartersville, GA, Development Authority Waste & Water Facilities Rev., 4%, 6/01/2038	500,000	516,595
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/2021	385,000	415,627
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/2028	800,000	840,832
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2035	350,000	396,886
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2036	150,000	169,551
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2031	1,000,000	1,083,150
DeKalb County, GA, Water & Sewer Rev., “B”, 5.25%, 10/01/2025	1,000,000	1,174,130
Forsyth County, GA, Water & Sewer Authority Rev., 5%, 1/01/2026	500,000	551,540
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2023	500,000	532,220
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	30,000	32,562
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	60,000	63,650
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	125,000	134,196

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	$45,000	$48,728
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	45,000	48,049
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/2027	1,000,000	1,193,170
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	15,000	16,292
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	20,000	21,505
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	10,000	10,938
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	20,000	21,755
Oconee County, GA, Water and Sewerage Rev., “A”, 5%, 9/01/2033	555,000	640,770
Paulding County, GA, Water & Sewerage Rev., Improvement & Refunding, 3%, 12/01/2048	1,000,000	835,840
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), 5%, 2/01/2038	500,000	553,550
		$12,600,311
Total Municipal Bonds (Identified Cost, $78,348,915)		$78,989,452

Investment Companies (h) - 0.4%
Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $272,639)	272,693	$272,666

Other Assets, Less Liabilities - 1.7%		1,407,883
Net Assets - 100.0%		$80,670,001

See Portfolio Footnotes and Notes to Financial Statements

34

PORTFOLIO OF INVESTMENTS

9/30/18 (unaudited)

MFS MARYLAND MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.1%

Issuer	Shares/Par	Value ($)
Airport Revenue - 0.9%
Metropolitan Washington, DC, Airport Authority Rev., “A”, 5%, 10/01/2039	$750,000	$787,208

General Obligations - General Purpose - 13.3%
Baltimore County, MD, Metropolitan District (80th Issue), 5%, 3/01/2033	$1,250,000	$1,466,000
Baltimore County, MD, Public Improvement, 5%, 2/01/2028	2,000,000	2,172,120
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	65,000	67,334
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	70,000	73,717
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	80,000	84,468
Howard County, MD, Metropolitan District Project, “C”, 4%, 2/15/2048	1,500,000	1,538,895
Montgomery County, MD, Consolidated Public Improvement, “A”, 5%, 11/01/2026 (Prerefunded 11/01/2024)	1,000,000	1,149,320
Prince George’s County, MD, Consolidated Public Improvement, “A”, 5%, 9/15/2030 (Prerefunded 9/15/2021)	1,500,000	1,625,700
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	115,000	115,130
State of California, 6%, 11/01/2039	720,000	751,097
State of Illinois, 5%, 11/01/2027	190,000	200,344
State of Illinois, “D”, 5%, 11/01/2028	195,000	205,315
State of Maryland, 4%, 8/01/2033	1,000,000	1,068,730
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/2021	500,000	538,710
Wicomico County, MD, Public Improvement, 5%, 11/01/2025	580,000	673,142
		$11,730,022
General Obligations - Schools - 0.1%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	$20,000	$22,324
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	20,000	22,247
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	15,000	16,604
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	5,000	5,523
		$66,698
Healthcare Revenue - Hospitals - 22.0%
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	$280,000	$287,753
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	590,000	625,571

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	$345,000	$359,752
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	370,000	395,593
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	575,000	615,940
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), 5%, 7/01/2040 (Prerefunded 7/01/2019)	1,000,000	1,022,260
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 7/01/2039 (Prerefunded 7/01/2019)	1,000,000	1,034,780
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll Hospital), “A”, 5%, 7/01/2037	1,000,000	1,067,780
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	750,000	811,185
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “A”, 5%, 5/15/2026	250,000	268,910
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2028	750,000	845,857
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2033	400,000	447,000
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 8/15/2038	1,000,000	1,182,780
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), “A”, 5%, 8/15/2041	505,000	544,961
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), “A”, 5%, 5/15/2042	750,000	818,475
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5%, 7/01/2032	600,000	658,020
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Medical Center), 5%, 7/01/2027	500,000	554,845
Maryland Health & Higher Educational Facilities Authority Rev. (Trinity Health Credit Group), “MD”, 5%, 12/01/2046	1,000,000	1,112,810
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “B”, 5%, 7/01/2034	1,000,000	1,120,130

35

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “D”, 4%, 7/01/2048	$1,250,000	$1,241,325
Maryland Health & Higher Educational Facilities Authority Rev. (Western Maryland Health System), 5.25%, 7/01/2034	1,000,000	1,084,380
Maryland Industrial Development Authority, Economic Development Rev., RIBS, AGM, 7.812%, 8/26/2022 (p)	550,000	637,335
Montgomery County, MD, Rev. (Trinity Health Corp.), 5%, 12/01/2040	1,000,000	1,081,910
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	480,000	498,960
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 1/01/2029 (Prerefunded 1/01/2019)	415,000	419,685
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	635,000	617,557
		$19,355,554
Healthcare Revenue - Long Term Care - 3.2%
Howard County, MD, Retirement Rev. (Vantage House Facility), 5%, 4/01/2036	$500,000	$511,110
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	750,000	816,037
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), “A”, 5%, 1/01/2045	500,000	541,305
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	350,000	373,944
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	45,000	49,407
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	85,000	93,539
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance (Westminster Manor Health), 7%, 11/01/2030	10,000	10,523
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	400,000	420,152
		$2,816,017
Healthcare Revenue - Other - 0.7%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2019	$30,000	$30,086
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2029	565,000	566,441
		$596,527

Issuer	Shares/Par	Value ($)
Industrial Revenue - Other - 0.6%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$435,000	$528,147

Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$115,910

Miscellaneous Revenue - Other - 3.3%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	$750,000	$806,910
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	105,000	111,215
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	160,000	168,971
Maryland Economic Development Corp. Private Activity Rev. (Purple Line Light Rail Project), “D”, 5%, 3/31/2036	500,000	541,030
Montgomery County, MD, Transportation Fund Lease Authority Rev., “A”, 5%, 11/01/2036	750,000	838,432
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	450,000	476,573
		$2,943,131
Multi-Family Housing Revenue - 3.3%
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), “A”, 5%, 6/01/2044	$500,000	$527,425
Howard County, MD, Housing Commission Rev. (Woodfield Oxford Square Apartments), 5%, 12/01/2037	750,000	820,882
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, FHA, 4%, 7/01/2048	500,000	488,900
Montgomery County, MD, Housing Opportunities Commission, Multifamily Rev., 5.125%, 7/01/2037	1,000,000	1,030,170
		$2,867,377
Parking - 1.6%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AAC, 5%, 7/01/2034	$1,385,000	$1,388,504

Port Revenue - 1.5%
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2031	$650,000	$728,195
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5.75%, 6/01/2035 (Prerefunded 6/01/2020)	550,000	583,853
		$1,312,048

36

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - 2.3%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$625,000	$668,131
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	435,000	452,418
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	260,000	272,940
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	5,000	5,143
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	275,000	42,081
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	135,000	44,018
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	110,000	34,071
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	420,000	123,577
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	155,000	43,324
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	340,000	90,280
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	45,000	11,351
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	970,000	232,431
		$2,019,765
Secondary Schools - 0.3%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	$265,000	$277,232

Single Family Housing - State - 2.3%
Maryland Community Development Administration, Department of Housing & Community Development, 5%, 9/01/2034	$1,500,000	$1,505,715
Montgomery County, MD, Housing Opportunities Commission, Single Family Mortgage Rev., “A”, FHA, 3.85%, 1/01/2042	500,000	497,695
		$2,003,410
State & Local Agencies - 9.5%
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	$455,000	$463,941

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.305% (LIBOR - 3mo. + 0.75%), 6/01/2037	$665,000	$613,609
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/2034	370,000	377,322
Howard County, MD, COP, “A”, 8%, 8/15/2019	805,000	846,828
Howard County, MD, COP, “B”, 8%, 8/15/2019	385,000	405,004
Howard County, MD, COP, “B”, 8.15%, 2/15/2021	450,000	512,365
Howard County, MD, COP, “C”, 8%, 8/15/2019	680,000	715,333
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, 5%, 5/01/2032	765,000	865,261
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, 5%, 5/01/2033	750,000	845,595
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, 5%, 5/01/2041	500,000	554,110
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2038	500,000	565,370
New York Dormitory Authority Rev., State Personal Income Tax, “A”, (Group C), 5%, 2/15/2041	385,000	428,047
Prince George’s County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2037	1,000,000	1,132,830
		$8,325,615
Tax - Other - 1.9%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$325,000	$337,623
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	45,000	46,876
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	110,000	110,064
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	635,000	705,644
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	210,000	219,830
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “B”, AGM, 5%, 10/01/2025	200,000	205,454
		$1,625,491
Tax Assessment - 3.7%
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	$500,000	$528,325
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 7/01/2036	226,000	226,095
Frederick County, MD, Special Obligation (Urbana Community Development Authority), “A”, 5%, 7/01/2040	1,500,000	1,555,305

37

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tax Assessment - continued
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 6.1%, 2/15/2044	$230,000	$234,397
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047	300,000	300,918
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 7/01/2034	449,000	450,518
		$3,295,558
Tobacco - 0.3%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$215,000	$236,137

Transportation - Special Tax - 6.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	$1,365,000	$1,546,941
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2020	50,000	52,354
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	870,000	952,232
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	170,000	180,815
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	355,000	399,130
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	355,000	393,709
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.5%, 7/01/2029	150,000	171,890
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	200,000	214,810
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	165,000	176,931
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 7/01/2032 (Prerefunded 7/01/2019)	485,000	496,388
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “B”, 5%, 7/01/2042	1,140,000	1,282,466
		$5,867,666
Universities - Colleges - 7.8%
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), “A”, 5%, 7/01/2034	$500,000	$536,455
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), “A”, 5%, 7/01/2044	500,000	543,880

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 7/01/2037	$1,500,000	$1,634,970
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/2032	500,000	559,170
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art Issue), 5%, 6/01/2033	450,000	493,425
Maryland Health & Higher Educational Facilities Authority Rev. (Notre Dame College), 5%, 10/01/2035	1,000,000	1,035,340
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/2030	150,000	161,988
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/2032	440,000	474,351
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	30,000	27,525
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	135,000	121,162
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	85,000	86,446
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/2022	1,000,000	1,106,990
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	110,000	116,189
		$6,897,891
Universities - Dormitories - 3.1%
Maryland Economic Development Corp., Senior Student Housing Project and Refunding Rev. (Townson University Project), 5%, 7/01/2036	$500,000	$542,330
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, Baltimore Project), 5%, 7/01/2031	500,000	540,330
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	750,000	838,372
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2027	500,000	526,965
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2030	300,000	314,493
		$2,762,490

38

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Utilities - Investor Owned - 0.9%
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	$750,000	$748,170

Utilities - Municipal Owned - 0.9%
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	$185,000	$189,388
Puerto Rico Electric Power Authority Rev., “V”, AGM, 5.25%, 7/01/2027	560,000	624,266
		$813,654
Utilities - Other - 1.6%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2036	$55,000	$63,285
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2042	110,000	126,830
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	400,000	410,748
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	195,000	209,919
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	100,000	109,760
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	140,000	155,709
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	235,000	248,487
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	55,000	58,929
		$1,383,667
Water & Sewer Utility Revenue - 6.2%
Baltimore, MD, Refunding Rev. (Mayor and City Council of Baltimore Water Projects), “B”, 5%, 7/01/2042	$1,320,000	$1,447,908
Baltimore, MD, Rev., LEVRRS, NATL, 7.958%, 7/01/2020 (p)	1,050,000	1,143,303
Baltimore, MD, Wastewater Rev. Project, “A”, NATL, 5.65%, 7/01/2020	500,000	522,215
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	20,000	21,708
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	105,000	112,725
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	205,000	221,982

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	$205,000	$218,891
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	25,000	27,153
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	30,000	32,258
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	15,000	16,406
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	35,000	38,071
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	50,000	59,124
Montgomery County, MD, Water Quality Protection Charge Rev., “A”, 5%, 4/01/2032	1,125,000	1,171,822
Paulding County, GA, Water & Sewerage Rev., Improvement & Refunding, 3%, 12/01/2048	550,000	459,712
		$5,493,278
Total Municipal Bonds (Identified Cost, $85,029,884)		$86,257,167

Investment Companies (h) - 0.4%
Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $359,285)	359,321	$359,285

Other Assets, Less Liabilities - 1.5%		1,343,415
Net Assets - 100.0%		$87,959,867

See Portfolio Footnotes and Notes to Financial Statements

39

PORTFOLIO OF INVESTMENTS

9/30/18 (unaudited)

MFS MASSACHUSETTS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.6%

Issuer	Shares/Par	Value ($)
Airport Revenue - 1.9%
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	$3,000,000	$3,307,860
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2047	1,500,000	1,644,510
		$4,952,370
General Obligations - General Purpose - 9.0%
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2023	$1,000,000	$1,136,560
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2028	2,225,000	2,714,077
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “D”, 4%, 2/01/2044	2,000,000	2,022,540
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “D”, 4%, 2/01/2046	2,600,000	2,625,610
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “E”, 5%, 9/01/2037	3,000,000	3,439,080
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “F”, 5%, 11/01/2042	3,000,000	3,387,240
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “G”, 3%, 9/01/2046	1,965,000	1,650,875
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “I”, 5%, 12/01/2034	1,000,000	1,140,720
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	640,000	667,008
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	600,000	643,746
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	685,000	721,374
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	75,000	79,189
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	510,000	540,156
State of California, 6%, 11/01/2039	1,555,000	1,622,160
Stoughton, MA, General Obligation Municipal Purpose Loan, 3%, 10/15/2033	1,395,000	1,303,530
		$23,693,865
General Obligations - Schools - 0.5%
San Marcos, CA, Unified School District (Election of 2010), Capital Appreciation, “C”, 0%, 8/01/2038	$3,375,000	$1,311,964

Healthcare Revenue - Hospitals - 17.0%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$950,000	$923,334

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	$790,000	$811,875
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	1,315,000	1,394,281
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	235,000	237,150
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	345,000	346,635
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	745,000	796,532
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	520,000	557,024
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/2044	2,000,000	2,137,660
Massachusetts Development Finance Agency Rev. (CareGroup), “I”, 5%, 7/01/2037	1,000,000	1,085,410
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2036	1,000,000	1,095,220
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2037	1,000,000	1,090,120
Massachusetts Development Finance Agency Rev. (Children’s Hospital), “P”, 5%, 10/01/2032	1,000,000	1,118,340
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), “F”, 5%, 8/15/2030	2,000,000	2,234,740
Massachusetts Development Finance Agency Rev. (Lawrence General Hospital), 5%, 7/01/2037	1,000,000	1,061,760
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	1,000,000	1,066,950
Massachusetts Development Finance Agency Rev. (Partners Healthcare System Issue), “S”, 4%, 7/01/2041	3,500,000	3,515,960
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2041	1,500,000	1,645,050
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2047	1,500,000	1,633,380

40

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 5%, 7/01/2041	$2,300,000	$2,466,037
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/2032 (Prerefunded 1/01/2021)	600,000	668,016
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/2032	400,000	442,732
Massachusetts Development Finance Agency Rev. (UMass Health Care Obligated Group), “L”, 5%, 7/01/2044	1,000,000	1,076,200
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2041	1,850,000	1,989,952
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	2,000,000	2,159,620
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “I”, 5.75%, 7/01/2036 (Prerefunded 7/01/2019)	500,000	514,235
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.25%, 12/01/2039 (Prerefunded 12/01/2019)	1,500,000	1,555,230
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.5%, 12/01/2039 (Prerefunded 12/01/2019)	1,000,000	1,039,680
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 12/01/2037	2,000,000	2,011,160
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J1”, 5%, 7/01/2034 (Prerefunded 7/01/2019)	1,375,000	1,406,543
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J1”, 5%, 7/01/2039 (Prerefunded 7/01/2019)	2,000,000	2,045,880
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 7/01/2029	1,000,000	1,020,910
Massachusetts State Development Finance Agency Rev., Dana-Farber Cancer Institute Issue, “N”, 5%, 12/01/2041	1,690,000	1,874,920
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	310,000	331,012
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	120,000	127,464
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	655,000	681,678
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	30,000	31,257
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	165,000	170,727

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	$395,000	$409,437
		$44,774,111
Healthcare Revenue - Long Term Care - 2.2%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,000,000	$1,093,800
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037	500,000	500,650
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5.625%, 12/01/2030	525,000	542,456
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 4.68%, 11/15/2021	140,000	140,416
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2039	352,582	363,276
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/2046	8,351	8,352
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	93,608	18,770
Massachusetts Development Finance Agency Rev. (Loomis Communities), “A”, 6%, 1/01/2033	500,000	556,840
Massachusetts Development Finance Agency Rev. (Newbridge On The Charles, Inc.), 5%, 10/01/2037	1,250,000	1,329,100
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023)	1,000,000	1,198,510
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	20,000	20,980
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	130,000	136,828
		$5,909,978
Miscellaneous Revenue - Other - 6.8%
Martha’s Vineyard, MA, Land Bank Rev., BAM, 5%, 5/01/2031	$400,000	$451,980
Massachusetts Development Finance Agency Rev. (Broad Institute), “A”, 5.25%, 4/01/2037 (Prerefunded 4/01/2021)	2,000,000	2,154,520
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2037	1,000,000	1,140,530
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2038	1,000,000	1,137,870

41

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Miscellaneous Revenue - Other - continued
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2043	$1,000,000	$1,129,920
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/2030 (Prerefunded 7/01/2020)	3,500,000	3,679,935
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/2040 (Prerefunded 7/01/2020)	1,700,000	1,787,397
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 7/01/2024	2,000,000	2,004,500
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	3,000,000	3,180,630
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,095,000	1,185,754
		$17,853,036
Multi-Family Housing Revenue - 4.3%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 12/15/2024	$1,080,000	$1,081,382
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 12/15/2023	2,265,000	2,272,316
Massachusetts Housing Finance Agency Rev., “A”, FHA, 5.25%, 12/01/2035	1,000,000	1,044,010
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 12/01/2049	1,680,000	1,694,398
Massachusetts Housing Finance Agency, “A”, 3.7%, 12/01/2038	1,000,000	964,080
Massachusetts Housing Finance Agency, “A”, 3.8%, 12/01/2043	1,000,000	969,960
Massachusetts Housing Finance Agency, “B”, 5.25%, 12/01/2030	550,000	551,155
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/2030	1,425,000	1,490,564
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/2032	1,190,000	1,245,109
		$11,312,974
Parking - 1.2%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/2036	$3,000,000	$3,215,940

Sales & Excise Tax Revenue - 3.9%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$1,655,000	$1,769,212
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	985,000	1,024,439
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2024	1,590,000	1,817,068
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,850,000	2,270,005

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2031	$2,000,000	$2,471,280
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	10,000	10,286
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	755,000	115,530
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	880,000	258,922
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	130,000	32,791
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	2,630,000	630,201
		$10,399,734
Secondary Schools - 2.9%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	$665,000	$695,696
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	551,450
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,117,556
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2037	170,000	170,263
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “A”, 6.375%, 7/01/2030 (Prerefunded 7/01/2020)	790,000	844,305
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,061,760
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 9/01/2028	1,000,000	1,052,950
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2033	2,000,000	2,123,460
		$7,617,440
State & Local Agencies - 5.9%
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	$1,245,000	$1,269,464
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2032	75,000	84,284
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2033	60,000	67,166
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2034	30,000	33,427

42

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.305% (LIBOR - 3mo. + 0.75%), 6/01/2037	$1,400,000	$1,291,808
Massachusetts College Building Authority Project Rev., Capital Appreciation, “A”, SYNCORA, 0%, 5/01/2022	8,310,000	7,618,857
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/2031	275,000	304,827
Massachusetts College Building Authority Rev., “A”, 5.5%, 5/01/2049 (Prerefunded 5/01/2019)	1,680,000	1,715,028
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 5/01/2029	2,000,000	2,177,360
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 5/01/2032	760,000	841,039
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	45,000	50,164
		$15,453,424
Student Loan Revenue - 3.9%
Massachusetts Educational Financing Authority, “J”, 5.625%, 7/01/2029	$845,000	$885,264
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 4.25%, 1/01/2031	950,000	967,698
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 6%, 1/01/2028	470,000	483,141
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	3,000,000	3,123,690
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.15%, 1/01/2026	575,000	586,730
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.2%, 1/01/2027	265,000	270,340
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, “C”, 4.125%, 7/01/2046	2,000,000	1,956,180
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	860,000	841,510
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 4.5%, 7/01/2024	1,025,000	1,064,678
		$10,179,231
Tax - Other - 2.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$260,000	$270,098
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	85,000	88,545
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	365,000	401,394
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	230,000	252,250
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	225,000	245,934
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	120,000	130,900
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	370,000	400,355

Issuer	Shares/Par	Value ($)
Tax - Other - continued
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 1/01/2023	$1,585,000	$1,789,053
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	305,000	305,177
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	995,000	1,098,997
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	815,000	905,669
		$5,888,372
Tobacco - 0.6%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$1,335,000	$1,466,244

Toll Roads - 1.0%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 1/01/2032	$2,600,000	$2,684,110

Transportation - Special Tax - 6.2%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2036	$2,850,000	$3,225,060
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2042	3,000,000	3,379,050
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	320,000	361,888
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NATL, 4.75%, 7/01/2038	295,000	293,156
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	275,000	288,318
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	610,000	689,178
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	280,000	289,730
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	2,415,000	2,643,266
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	1,735,000	1,962,112
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	465,000	494,583
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	520,000	584,641

43

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	$1,040,000	$1,153,402
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	300,000	321,693
Commonwealth of Puerto Rico Highway & Transportation Authority Unrefunded Rev., “A”, NATL, 5%, 7/01/2038	45,000	45,006
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	420,000	467,893
		$16,198,976
Universities - Colleges - 20.0%
Illinois Finance Authority Rev. (Roosevelt University), 6.25%, 4/01/2029	$2,005,000	$2,086,082
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,661,100
Massachusetts Development Finance Agency Rev. (Boston University), “V-1”, 5%, 10/01/2029 (Prerefunded 10/01/2019)	2,165,000	2,230,340
Massachusetts Development Finance Agency Rev. (Brandeis University), “R”, 5%, 10/01/2037	1,190,000	1,356,731
Massachusetts Development Finance Agency Rev. (Brandeis University), “R”, 5%, 10/01/2038	835,000	948,944
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2043	500,000	537,500
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2048	250,000	267,753
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	2,000,000	2,172,560
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,000,000	2,131,500
Massachusetts Development Finance Agency Rev. (Holy Cross), “A”, 5%, 9/01/2041	2,040,000	2,273,743
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	3,000,000	3,204,180
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 10/01/2026	2,250,000	2,557,890
Massachusetts Development Finance Agency Rev. (Simmons University), “L”, 5%, 10/01/2035	2,000,000	2,219,160
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2035	150,000	164,216
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2036	850,000	927,239
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2039	2,875,000	2,803,527
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 7/01/2040	1,000,000	1,035,170
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	2,000,000	2,152,740
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,199,399

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	$1,395,000	$1,546,120
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College), 5%, 10/01/2027	65,000	65,155
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College), 5%, 10/01/2037	140,000	140,340
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	2,135,108
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 11/15/2036 (Prerefunded 11/15/2018)	1,135,000	1,140,005
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), “A”, ASSD GTY, 5.25%, 7/01/2039 (Prerefunded 7/01/2019)	1,000,000	1,024,780
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	1,000,000	1,215,200
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 10/01/2035	1,500,000	1,571,415
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 4.875%, 7/01/2027 (Prerefunded 7/01/2019)	250,000	255,315
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev. (Suffolk University), 6.25%, 7/01/2030 (Prerefunded 7/01/2019)	1,285,000	1,326,326
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev., Unrefunded Balance (Suffolk University), 6.25%, 7/01/2030	715,000	734,856
Massachusetts Health and Educational Facilities Authority Rev. (Stonehill College), “L”, 5%, 7/01/2028 (Prerefunded 7/01/2019)	640,000	654,195
Massachusetts Health and Educational Facilities Authority Rev. (Stonehill College), “L”, 5%, 7/01/2029 (Prerefunded 7/01/2019)	300,000	306,768
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	1,075,000	906,601
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	295,000	311,594
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	310,000	310,319
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	110,000	100,925

44

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	$370,000	$332,075
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	75,000	66,563
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	35,000	30,581
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	516,159
University of Massachusetts Building Authority Project Rev., “1”, 5%, 11/01/2039	3,000,000	3,262,440
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2040	2,500,000	2,788,050
		$52,670,664
Universities - Dormitories - 0.8%
Massachusetts State Development Finance Agency Rev., Provident Commonwealth Education Resources Issue (Umass Boston Student Housing Project), 5%, 10/01/2041	$1,000,000	$1,072,820
Massachusetts State Development Finance Agency Rev., Provident Commonwealth Education Resources Issue (Umass Boston Student Housing Project), 5%, 10/01/2048	1,000,000	1,067,870
		$2,140,690
Utilities - Investor Owned - 0.4%
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	$1,000,000	$1,022,280

Utilities - Municipal Owned - 0.8%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	$590,000	$629,276
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	200,000	215,990
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	235,000	253,393
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	160,000	171,570
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	220,000	237,470
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	530,000	569,247
		$2,076,946

Issuer	Shares/Par	Value ($)
Utilities - Other - 0.8%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	$805,000	$826,630
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	405,000	435,987
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	210,000	230,496
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	480,000	507,547
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	160,000	171,429
		$2,172,089
Water & Sewer Utility Revenue - 4.3%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$90,000	$93,572
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	225,000	229,009
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	305,000	323,556
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,550,554
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,510,760
Massachusetts Water Pollution Abatement Trust (MWRA Program), “A”, 5%, 8/01/2032	75,000	75,169
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2030	620,000	768,521
Massachusetts Water Resources Authority General Refunding Rev. (Green Bonds), “C”, 4%, 8/01/2040	2,910,000	2,978,705
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 8/01/2029	595,000	732,231
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2031	1,625,000	2,023,726
		$11,285,803
Total Municipal Bonds (Identified Cost, $247,158,094)		$254,280,241

Investment Companies (h) - 2.2%
Money Market Funds - 2.2%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $5,800,504)	5,800,917	$5,800,337

Other Assets, Less Liabilities - 1.2%		3,030,059
Net Assets - 100.0%		$263,110,637

See Portfolio Footnotes and Notes to Financial Statements

45

Portfolio of Investments (unaudited) – continued

Portfolio Footnotes:

(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers and in unaffiliated issuers were as follows:

	Affiliated Issuers	Unaffiliated Issuers
Alabama Fund	$1,386,064	$57,654,508
Arkansas Fund	1,187,286	150,538,392
California Fund	7,579,732	364,446,968
Georgia Fund	272,666	78,989,452
Maryland Fund	359,285	86,657,167
Massachusetts Fund	5,800,337	254,280,241

(p)	Primary market inverse floater.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LEVRRS	Leveraged Reverse Rate Security
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.
RIBS	Residual Interest Bonds
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

46

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 9/30/18 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Alabama Fund	Arkansas Fund	California Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $56,808,321, $149,072,718, and $353,436,567, respectively)	$57,654,508	$150,538,392	$364,446,968
Investments in affiliated issuers, at value (identified cost, $1,386,064, $1,187,286, and $7,579,616, respectively)	1,386,064	1,187,286	7,579,732
Receivables for
Investments sold	170,000	1,038,392	8,851,487
Fund shares sold	59,922	23,698	910,277
Interest	705,119	1,901,343	4,676,962
Receivable from investment adviser	7,991	—	—
Other assets	60	120	211
Total assets	$59,983,664	$154,689,231	$386,465,637

Liabilities
Payables for
Distributions	$25,153	$31,727	$168,887
Investments purchased	—	—	2,888,368
Fund shares reacquired	50,979	470,107	572,695
Payable to affiliates
Investment adviser	—	7,759	19,053
Shareholder servicing costs	31,207	92,089	195,619
Distribution and service fees	1,254	1,650	4,933
Payable for independent Trustees’ compensation	1,473	1,413	6,039
Accrued expenses and other liabilities	26,727	29,688	37,105
Total liabilities	$136,793	$634,433	$3,892,699
Net assets	$59,846,871	$154,054,798	$382,572,938

Net assets consist of
Paid-in capital	$60,405,082	$157,544,526	$376,655,699
Total distributable earnings (loss)	(558,211)	(3,489,728)	5,917,239
Net assets	$59,846,871	$154,054,798	$382,572,938

47

Statements of Assets and Liabilities (unaudited) – continued

	Alabama Fund	Arkansas Fund	California Fund
Net assets
Class A	$50,737,174	$133,940,900	$289,883,528
Class B	279,185	3,096,545	1,648,971
Class C	—	—	21,455,269
Class I	7,673,498	16,118,822	60,303,068
Class R6	1,157,014	898,531	9,282,102
Total net assets	$59,846,871	$154,054,798	$382,572,938

Shares of beneficial interest outstanding
Class A	5,109,154	13,968,182	49,222,191
Class B	28,109	322,641	279,914
Class C	—	—	3,630,745
Class I	810,674	1,693,356	6,289,390
Class R6	122,234	94,377	968,696
Total shares of beneficial interest outstanding	6,070,171	16,078,556	60,390,936

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$9.93	$9.59	$5.89
Offering price per share (100 / 95.75 × net asset value per share)	$10.37	$10.02	$6.15

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$9.93	$9.60	$5.89

Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$—	$—	$5.91

Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$9.47	$9.52	$9.59

Class R6 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$9.47	$9.52	$9.58

On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

48

Statements of Assets and Liabilities (unaudited) – continued

At 9/30/18	Georgia Fund	Maryland Fund	Massachusetts Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $78,348,915, $85,029,884, and $247,158,094, respectively)	$78,989,452	$86,257,167	$254,280,241
Investments in affiliated issuers, at value (identified cost, $272,639, $359,285, and $5,800,504, respectively)	272,666	359,285	5,800,337
Cash	—	12,500	—
Receivables for
Investments sold	—	405,125	—
Fund shares sold	540,867	106,018	442,336
Interest	1,018,208	1,082,515	3,271,910
Receivable from investment adviser	4,632	10,143	—
Receivable from distributor	—	—	4,272
Other assets	73	75	150
Total assets	$80,825,898	$88,232,828	$263,799,246

Liabilities
Payables for
Distributions	$19,256	$46,154	$95,476
Fund shares reacquired	73,740	157,985	413,251
Payable to affiliates
Investment adviser	—	—	13,154
Shareholder servicing costs	31,048	40,662	128,297
Distribution and service fees	1,774	1,265	—
Payable for independent Trustees’ compensation	1,663	3,610	3,579
Accrued expenses and other liabilities	28,416	23,285	34,852
Total liabilities	$155,897	$272,961	$688,609
Net assets	$80,670,001	$87,959,867	$263,110,637

Net assets consist of
Paid-in capital	$81,222,607	$89,104,692	$259,541,112
Total distributable earnings (loss)	(552,606)	(1,144,825)	3,569,525
Net assets	$80,670,001	$87,959,867	$263,110,637

49

Statements of Assets and Liabilities (unaudited) – continued

	Georgia Fund	Maryland Fund	Massachusetts Fund
Net assets
Class A	$66,234,359	$75,690,940	$203,846,068
Class B	415,776	1,203,917	1,732,771
Class I	7,419,374	9,837,452	55,117,485
Class R6	6,600,492	1,227,558	2,414,313
Total net assets	$80,670,001	$87,959,867	$263,110,637

Shares of beneficial interest outstanding
Class A	6,313,651	7,154,429	18,883,744
Class B	39,487	113,846	160,231
Class I	780,079	1,030,794	5,833,940
Class R6	693,569	128,625	255,361
Total shares of beneficial interest outstanding	7,826,786	8,427,694	25,133,276

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$10.49	$10.58	$10.79
Offering price per share (100 / 95.75 × net asset value per share)	$10.96	$11.05	$11.27

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$10.53	$10.57	$10.81

Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$9.51	$9.54	$9.45

Class R6 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$9.52	$9.54	$9.45

On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See Notes to Financial Statements

50

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 9/30/18 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Alabama Fund	Arkansas Fund	California Fund
Net investment income (loss)
Interest	$1,316,027	$3,246,619	$8,258,765
Dividends from affiliated issuers	5,844	8,431	56,265
Other	21	40	70
Total investment income	$1,321,892	$3,255,090	$8,315,100
Expenses
Management fee	$133,934	$356,033	$849,672
Distribution and service fees	65,083	190,975	481,317
Shareholder servicing costs	25,367	70,530	161,601
Administrative services fee	9,457	16,646	32,589
Independent Trustees’ compensation	1,722	2,806	5,737
Custodian fee	8,155	13,568	25,974
Shareholder communications	3,301	5,205	8,176
Audit and tax fees	27,042	27,057	27,080
Legal fees	2,417	1,521	4,937
Registration fees	26,428	27,829	34,380
Miscellaneous	9,927	11,146	13,942
Total expenses	$312,833	$723,316	$1,645,405
Fees paid indirectly	(35)	(90)	(21)
Reduction of expenses by investment adviser and distributor	(55,146)	(114,337)	(236,878)
Net expenses	$257,652	$608,889	$1,408,506
Net investment income (loss)	$1,064,240	$2,646,201	$6,906,594

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(172,515)	$(416,611)	$(69,789)
Affiliated issuers	—	(29)	(378)
Net realized gain (loss)	$(172,515)	$(416,640)	$(70,167)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(419,669)	$(754,168)	$(3,473,347)
Affiliated issuers	(29)	(4)	162
Net unrealized gain (loss)	$(419,698)	$(754,172)	$(3,473,185)
Net realized and unrealized gain (loss)	$(592,213)	$(1,170,812)	$(3,543,352)
Change in net assets from operations	$472,027	$1,475,389	$3,363,242

See Notes to Financial Statements

51

Statements of Operations (unaudited) – continued

Six months ended 9/30/18	Georgia Fund	Maryland Fund	Massachusetts Fund
Net investment income (loss)
Interest	$1,714,171	$1,976,619	$5,880,431
Dividends from affiliated issuers	9,654	10,041	32,233
Other	24	24	50
Total investment income	$1,723,849	$1,986,684	$5,912,714
Expenses
Management fee	$181,749	$199,305	$586,155
Distribution and service fees	85,914	101,815	264,270
Shareholder servicing costs	27,631	36,183	104,777
Administrative services fee	11,003	11,572	24,075
Independent Trustees’ compensation	1,763	1,948	5,533
Custodian fee	11,360	9,916	17,268
Shareholder communications	3,940	5,192	7,876
Audit and tax fees	27,044	27,046	27,066
Legal fees	3,191	3,240	1,305
Registration fees	26,987	28,003	28,202
Miscellaneous	11,011	10,375	11,945
Total expenses	$391,593	$434,595	$1,078,472
Fees paid indirectly	(7)	(116)	(56)
Reduction of expenses by investment adviser and distributor	(45,066)	(78,703)	(31,634)
Net expenses	$346,520	$355,776	$1,046,782
Net investment income (loss)	$1,377,329	$1,630,908	$4,865,932

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(40,526)	$(178,586)	$(409,775)
Affiliated issuers	27	33	6
Net realized gain (loss)	$(40,499)	$(178,553)	$(409,769)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(815,213)	$(554,905)	$(2,525,684)
Affiliated issuers	(41)	(50)	(254)
Net unrealized gain (loss)	$(815,254)	$(554,955)	$(2,525,938)
Net realized and unrealized gain (loss)	$(855,753)	$(733,508)	$(2,935,707)
Change in net assets from operations	$521,576	$897,400	$1,930,225

See Notes to Financial Statements

52

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 9/30/18 (unaudited)	Alabama Fund	Arkansas Fund	California Fund
Change in net assets

From operations
Net investment income (loss)	$1,064,240	$2,646,201	$6,906,594
Net realized gain (loss)	(172,515)	(416,640)	(70,167)
Net unrealized gain (loss)	(419,698)	(754,172)	(3,473,185)
Change in net assets from operations	$472,027	$1,475,389	$3,363,242
Total distributions declared to shareholders (a)	$(982,314)	$(2,365,875)	$(6,509,361)
Change in net assets from fund share transactions	$968,408	$(5,366,653)	$16,500,015
Total change in net assets	$458,121	$(6,257,139)	$13,353,896

Net assets
At beginning of period	59,388,750	160,311,937	369,219,042
At end of period (b)	$59,846,871	$154,054,798	$382,572,938

Six months ended 9/30/18 (unaudited)	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income (loss)	$1,377,329	$1,630,908	$4,865,932
Net realized gain (loss)	(40,499)	(178,553)	(409,769)
Net unrealized gain (loss)	(815,254)	(554,955)	(2,525,938)
Change in net assets from operations	$521,576	$897,400	$1,930,225
Total distributions declared to shareholders (a)	$(1,242,720)	$(1,483,806)	$(4,445,699)
Change in net assets from fund share transactions	$2,101,768	$1,147	$9,293,934
Total change in net assets	$1,380,624	$(585,259)	$6,778,460

Net assets
At beginning of period	79,289,377	88,545,126	256,332,177
At end of period (b)	$80,670,001	$87,959,867	$263,110,637

(a)	Distributions from net investment income and from net realized gain are no longer to be separately disclosed. See Note 2.
(b)	Disclosure of accumulated undistributed (distributions in excess of) net investment income is no longer required. See Note 2.

See Notes to Financial Statements

53

Statements of Changes in Net Assets – continued

Year ended 3/31/18	Alabama Fund	Arkansas Fund	California Fund
Change in net assets

From operations
Net investment income (loss)	$2,070,102	$4,996,117	$13,100,453
Net realized gain (loss)	142,902	(130,232)	1,882,263
Net unrealized gain (loss)	(813,599)	(1,284,712)	(3,701,858)
Change in net assets from operations	$1,399,405	$3,581,173	$11,280,858

Distributions declared to shareholders
From net investment income	$(2,033,340)	$(4,940,707)	$(12,462,734)
Change in net assets from fund share transactions	$(203,446)	$(335,928)	$40,139,326
Total change in net assets	$(837,381)	$(1,695,462)	$38,957,450

Net assets
At beginning of period	60,226,131	162,007,399	330,261,592
At end of period	$59,388,750	$160,311,937	$369,219,042
Undistributed net investment income included in net assets at end of period	$21,415	$53,460	$1,038

Year ended 3/31/18	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income (loss)	$2,520,165	$3,097,531	$9,289,872
Net realized gain (loss)	120,931	331,362	932,962
Net unrealized gain (loss)	(1,088,611)	(1,319,897)	(4,158,961)
Change in net assets from operations	$1,552,485	$2,108,996	$6,063,873

Distributions declared to shareholders
From net investment income	$(2,366,561)	$(3,016,866)	$(8,918,061)
Change in net assets from fund share transactions	$10,318,386	$954,960	$26,206,307
Total change in net assets	$9,504,310	$47,090	$23,352,119

Net assets
At beginning of period	69,785,067	88,498,036	232,980,058
At end of period	$79,289,377	$88,545,126	$256,332,177
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(22,336)	$182,737	$3,952

See Notes to Financial Statements

54

Financial Statements

FINANCIAL HIGHLIGHTS

MFS ALABAMA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
Class A	(unaudited)
Net asset value, beginning of period	$10.02		$10.12	$10.49		$10.48	$10.11	$10.70

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.34	$0.37	(c)	$0.39	$0.38	$0.40
Net realized and unrealized gain (loss)	(0.11)		(0.10)	(0.37)		(0.01)	0.36	(0.60)
Total from investment operations	$0.07		$0.24	$0.00	(w)	$0.38	$0.74	$(0.20)

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)	$(0.37)		$(0.37)	$(0.37)	$(0.39)
Net asset value, end of period (x)	$9.93		$10.02	$10.12		$10.49	$10.48	$10.11
Total return (%) (r)(s)(t)(x)	0.74	(n)	2.35	(0.07	)(c)	3.75	7.37	(1.83)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.10	1.07	(c)	1.06	1.09	1.05
Expenses after expense reductions (f)	0.90	(a)	0.90	0.89	(c)	0.93	0.93	0.93
Net investment income (loss)	3.54	(a)	3.37	3.61	(c)	3.76	3.69	3.94
Portfolio turnover	10	(n)	17	15		16	22	15
Net assets at end of period (000 omitted)	$50,737		$50,914	$53,883		$52,956	$53,140	$53,245

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
Class B	(unaudited)
Net asset value, beginning of period	$10.02		$10.12	$10.49		$10.48	$10.11	$10.70

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.27	$0.30	(c)	$0.31	$0.30	$0.32
Net realized and unrealized gain (loss)	(0.10)		(0.11)	(0.38)		(0.01)	0.36	(0.60)
Total from investment operations	$0.04		$0.16	$(0.08)		$0.30	$0.66	$(0.28)

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.26)	$(0.29)		$(0.29)	$(0.29)	$(0.31)
Net asset value, end of period (x)	$9.93		$10.02	$10.12		$10.49	$10.48	$10.11
Total return (%) (r)(s)(t)(x)	0.36	(n)	1.59	(0.81	)(c)	2.97	6.57	(2.56)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.84	(a)	1.84	1.82	(c)	1.81	1.84	1.80
Expenses after expense reductions (f)	1.65	(a)	1.65	1.65	(c)	1.68	1.68	1.68
Net investment income (loss)	2.80	(a)	2.63	2.86	(c)	2.99	2.92	3.18
Portfolio turnover	10	(n)	17	15		16	22	15
Net assets at end of period (000 omitted)	$279		$303	$467		$614	$626	$664

See Notes to Financial Statements

55

Financial Highlights – continued

MFS ALABAMA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/18		Year ended
			3/31/18		3/31/17 (i)
Class I	(unaudited)
Net asset value, beginning of period	$9.55		$9.65		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.35		$0.38	(c)
Net realized and unrealized gain (loss)	(0.09)		(0.11)		(0.36)
Total from investment operations	$0.09		$0.24		$0.02

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)		$(0.37)
Net asset value, end of period (x)	$9.47		$9.55		$9.65
Total return (%) (r)(s)(t)(x)	0.92	(n)	2.55		0.21	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.85		0.86	(c)
Expenses after expense reductions (f)	0.65	(a)	0.65		0.64	(c)
Net investment income (loss)	3.79	(a)	3.62		3.84	(c)
Portfolio turnover	10	(n)	17		15
Net assets at end of period (000 omitted)	$7,673		$6,898		$5,876

			Six months ended 9/30/18 (unaudited)		Year ended 3/31/18 (i)

Class R6
Net asset value, beginning of period			$9.55		$9.76

Income (loss) from investment operations
Net investment income (loss) (d)			$0.18		$0.24
Net realized and unrealized gain (loss)			(0.09)		(0.22)
Total from investment operations			$0.09		$0.02

Less distributions declared to shareholders
From net investment income			$(0.17)		$(0.23)
Net asset value, end of period (x)			$9.47		$9.55
Total return (%) (r)(s)(t)(x)			0.96	(n)	0.25	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)			0.76	(a)	0.84	(a)
Expenses after expense reductions (f)			0.57	(a)	0.58	(a)
Net investment income (loss)			3.87	(a)	3.70	(a)
Portfolio turnover			10	(n)	17
Net assets at end of period (000 omitted)			$1,157		$1,274

See Notes to Financial Statements

56

Financial Highlights – continued

MFS ALABAMA MUNICIPAL BOND FUND – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), respectively, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

57

Financial Highlights – continued

MFS ARKANSAS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
Class A	(unaudited)
Net asset value, beginning of period	$9.64		$9.73	$10.07		$10.04	$9.66	$10.23

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.30	$0.33	(c)	$0.34	$0.32	$0.34
Net realized and unrealized gain (loss)	(0.06)		(0.09)	(0.35)		(0.01)	0.37	(0.58)
Total from investment operations	$0.10		$0.21	$(0.02)		$0.33	$0.69	$(0.24)

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.30)	$(0.32)		$(0.30)	$(0.31)	$(0.33)
Net asset value, end of period (x)	$9.59		$9.64	$9.73		$10.07	$10.04	$9.66
Total return (%) (r)(s)(t)(x)	0.99	(n)	2.12	(0.25	)(c)	3.36	7.21	(2.32)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.92	0.92	(c)	0.90	0.90	0.89
Expenses after expense reductions (f)	0.76	(a)	0.77	0.76	(c)	0.74	0.74	0.74
Net investment income (loss)	3.35	(a)	3.06	3.33	(c)	3.41	3.25	3.48
Portfolio turnover	8	(n)	17	17		11	20	19
Net assets at end of period (000 omitted)	$133,941		$141,605	$145,392		$160,133	$169,354	$172,590

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
Class B	(unaudited)
Net asset value, beginning of period	$9.65		$9.73	$10.08		$10.05	$9.67	$10.24

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.23	$0.26	(c)	$0.26	$0.25	$0.26
Net realized and unrealized gain (loss)	(0.07)		(0.09)	(0.37)		(0.01)	0.36	(0.58)
Total from investment operations	$0.06		$0.14	$(0.11)		$0.25	$0.61	$(0.32)

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.22)	$(0.24)		$(0.22)	$(0.23)	$(0.25)
Net asset value, end of period (x)	$9.60		$9.65	$9.73		$10.08	$10.05	$9.67
Total return (%) (r)(s)(t)(x)	0.61	(n)	1.47	(1.10	)(c)	2.58	6.40	(3.06)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.68	1.66	(c)	1.65	1.65	1.64
Expenses after expense reductions (f)	1.51	(a)	1.52	1.52	(c)	1.51	1.50	1.51
Net investment income (loss)	2.61	(a)	2.31	2.57	(c)	2.65	2.49	2.71
Portfolio turnover	8	(n)	17	17		11	20	19
Net assets at end of period (000 omitted)	$3,097		$4,209	$5,882		$6,791	$6,989	$7,234

See Notes to Financial Statements

58

Financial Highlights – continued

MFS ARKANSAS MUNICIPAL BOND FUND – continued

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17 (i)
Class I	(unaudited)
Net asset value, beginning of period	$9.57		$9.65	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.31	$0.34	(c)
Net realized and unrealized gain (loss)	(0.07)		(0.09)	(0.37)
Total from investment operations	$0.10		$0.22	$(0.03)

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.30)	$(0.32)
Net asset value, end of period (x)	$9.52		$9.57	$9.65
Total return (%) (r)(s)(t)(x)	1.03	(n)	2.32	(0.28)	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	0.67	0.68	(c)
Expenses after expense reductions (f)	0.66	(a)	0.67	0.67	(c)
Net investment income (loss)	3.45	(a)	3.16	3.43	(c)
Portfolio turnover	8	(n)	17	17
Net assets at end of period (000 omitted)	$16,119		$13,733	$10,733

	Six months ended 9/30/18 (unaudited)		Year ended
			3/31/18 (i)
Class R6
Net asset value, beginning of period	$9.58		$9.78

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.20
Net realized and unrealized gain (loss)	(0.08)		(0.19)
Total from investment operations	$0.09		$0.01

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.21)
Net asset value, end of period (x)	$9.52		$9.58
Total return (%) (r)(s)(t)(x)	0.97	(n)	0.09	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	(a)	0.61	(a)
Expenses after expense reductions (f)	0.58	(a)	0.61	(a)
Net investment income (loss)	3.53	(a)	3.19	(a)
Portfolio turnover	8	(n)	17
Net assets at end of period (000 omitted)	$899		$766
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), respectively, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

59

Financial Highlights – continued

MFS CALIFORNIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
Class A	(unaudited)
Net asset value, beginning of period	$5.94		$5.95	$6.14		$6.05	$5.74	$6.05

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.23	$0.23	(c)	$0.23	$0.23	$0.24
Net realized and unrealized gain (loss)	(0.06)		(0.02)	(0.21)		0.08	0.30	(0.32)
Total from investment operations	$0.05		$0.21	$0.02		$0.31	$0.53	$(0.08)

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.22)	$(0.21)		$(0.22)	$(0.22)	$(0.23)
Net asset value, end of period (x)	$5.89		$5.94	$5.95		$6.14	$6.05	$5.74
Total return (%) (r)(s)(t)(x)	0.91	(n)	3.47	0.33	(c)	5.23	9.38	(1.20)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.88	0.88	(c)	0.88	0.87	0.87
Expenses after expense reductions (f)	0.71	(a)	0.72	0.72	(c)	0.72	0.72	0.72
Net investment income (loss)	3.70	(a)	3.75	3.72	(c)	3.78	3.82	4.17
Portfolio turnover	9	(n)	15	17		18	24	26
Net assets at end of period (000 omitted)	$289,884		$272,958	$251,271		$281,670	$255,482	$232,451

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
Class B	(unaudited)
Net asset value, beginning of period	$5.94		$5.95	$6.14		$6.05	$5.74	$6.05

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.18	$0.18	(c)	$0.18	$0.18	$0.19
Net realized and unrealized gain (loss)	(0.06)		(0.02)	(0.20)		0.08	0.31	(0.31)
Total from investment operations	$0.03		$0.16	$(0.02)		$0.26	$0.49	$(0.12)

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.17)	$(0.17)		$(0.17)	$(0.18)	$(0.19)
Net asset value, end of period (x)	$5.89		$5.94	$5.95		$6.14	$6.05	$5.74
Total return (%) (r)(s)(t)(x)	0.53	(n)	2.69	(0.43	)(c)	4.43	8.55	(1.96)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.63	1.63	(c)	1.63	1.62	1.62
Expenses after expense reductions (f)	1.46	(a)	1.48	1.49	(c)	1.49	1.48	1.49
Net investment income (loss)	2.95	(a)	3.02	2.95	(c)	3.03	3.07	3.40
Portfolio turnover	9	(n)	15	17		18	24	26
Net assets at end of period (000 omitted)	$1,649		$1,913	$2,672		$3,131	$3,535	$3,976
See Notes to Financial Statements

60

Financial Highlights – continued

MFS CALIFORNIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17		3/31/16		3/31/15	3/31/14
Class C	(unaudited)
Net asset value, beginning of period	$5.96		$5.97	$6.16		$6.07		$5.76	$6.07

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.17	$0.17	(c)	$0.17		$0.17	$0.19
Net realized and unrealized gain (loss)	(0.05)		(0.02)	(0.20)		0.08		0.31	(0.32)
Total from investment operations	$0.03		$0.15	$(0.03)		$0.25		$0.48	$(0.13)

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)	$(0.16)		$(0.16)		$(0.17)	$(0.18)
Net asset value, end of period (x)	$5.91		$5.96	$5.97		$6.16		$6.07	$5.76
Total return (%) (r)(s)(t)(x)	0.46	(n)	2.54	(0.55	)(c)	4.27		8.37	(2.08)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.63	1.63	(c)	1.63		1.62	1.62
Expenses after expense reductions (f)	1.61	(a)	1.62	1.62	(c)	1.62		1.62	1.62
Net investment income (loss)	2.80	(a)	2.86	2.82	(c)	2.87		2.91	3.26
Portfolio turnover	9	(n)	15	17		18		24	26
Net assets at end of period (000 omitted)	$21,455		$31,800	$33,950		$33,748		$30,907	$28,672

						Six months ended 9/30/18		Year ended
								3/31/18	3/31/17 (i)
Class I						(unaudited)
Net asset value, beginning of period						$9.67		$9.68	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)						$0.18		$0.37	$0.38 (c)
Net realized and unrealized gain (loss)						(0.09)		(0.02)	(0.36)
Total from investment operations						$0.09		$0.35	$0.02

Less distributions declared to shareholders
From net investment income						$(0.17)		$(0.36)	$(0.34)
Net asset value, end of period (x)						$9.59		$9.67	$9.68
Total return (%) (r)(s)(t)(x)						0.97	(n)	3.63	0.20 (c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)						0.62	(a)	0.62	0.63 (c)
Expenses after expense reductions (f)						0.61	(a)	0.61	0.63 (c)
Net investment income (loss)						3.80	(a)	3.83	3.83 (c)
Portfolio turnover						9	(n)	15	17
Net assets at end of period (000 omitted)						$60,303		$56,553	$42,369

See Notes to Financial Statements

61

Financial Highlights – continued

MFS CALIFORNIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/18		Year ended 3/31/18 (i)

Class R6	(unaudited)
Net asset value, beginning of period	$9.66		$9.84

Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.24
Net realized and unrealized gain (loss)	(0.09)		(0.18)
Total from investment operations	$0.10		$0.06

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.24)
Net asset value, end of period (x)	$9.58		$9.66
Total return (%) (r)(s)(t)(x)	1.00	(n)	0.61	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	(a)	0.56	(a)
Expenses after expense reductions (f)	0.53	(a)	0.55	(a)
Net investment income (loss)	3.85	(a)	3.78	(a)
Portfolio turnover	9	(n)	15
Net assets at end of period (000 omitted)	$9,282		$5,995
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), respectively, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

62

Financial Highlights – continued

MFS GEORGIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
Class A	(unaudited)
Net asset value, beginning of period	$10.58		$10.68	$11.02		$11.02	$10.58	$11.18

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.35	$0.36	(c)	$0.36	$0.37	$0.38
Net realized and unrealized gain (loss)	(0.11)		(0.12)	(0.36)		(0.01)	0.42	(0.62)
Total from investment operations	$0.07		$0.23	$0.00	(w)	$0.35	$0.79	$(0.24)

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.33)	$(0.34)		$(0.35)	$(0.35)	$(0.36)
Net asset value, end of period (x)	$10.49		$10.58	$10.68		$11.02	$11.02	$10.58
Total return (%) (r)(s)(t)(x)	0.67	(n)	2.15	(0.06)		3.28	7.53	(2.09)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.04	1.03	(c)	1.03	1.04	1.01
Expenses after expense reductions (f)	0.90	(a)	0.90	0.90	(c)	0.95	0.95	0.95
Net investment income (loss)	3.37	(a)	3.26	3.26	(c)	3.32	3.37	3.54
Portfolio turnover	7	(n)	12	8		11	16	15
Net assets at end of period (000 omitted)	$66,234		$65,922	$61,229		$61,065	$59,289	$59,068

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
Class B	(unaudited)
Net asset value, beginning of period	$10.62		$10.72	$11.06		$11.06	$10.62	$11.22

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.27	$0.28	(c)	$0.28	$0.29	$0.29
Net realized and unrealized gain (loss)	(0.11)		(0.12)	(0.36)		(0.01)	0.42	(0.61)
Total from investment operations	$0.03		$0.15	$(0.08)		$0.27	$0.71	$(0.32)

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25)	$(0.26)		$(0.27)	$(0.27)	$(0.28)
Net asset value, end of period (x)	$10.53		$10.62	$10.72		$11.06	$11.06	$10.62
Total return (%) (r)(s)(t)(x)	0.30	(n)	1.40	(0.79)		2.50	6.70	(2.81)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	1.79	1.78	(c)	1.78	1.78	1.76
Expenses after expense reductions (f)	1.65	(a)	1.65	1.66	(c)	1.70	1.70	1.70
Net investment income (loss)	2.64	(a)	2.54	2.52	(c)	2.56	2.61	2.76
Portfolio turnover	7	(n)	12	8		11	16	15
Net assets at end of period (000 omitted)	$416		$563	$1,105		$1,296	$1,561	$1,702

See Notes to Financial Statements

63

Financial Highlights – continued

MFS GEORGIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/18		Year ended
			3/31/18		3/31/17 (i)
Class I	(unaudited)
Net asset value, beginning of period	$9.60		$9.69		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.34		$0.35	(c)
Net realized and unrealized gain (loss)	(0.10)		(0.11)		(0.33)
Total from investment operations	$0.07		$0.23		$0.02

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.32)		$(0.33)
Net asset value, end of period (x)	$9.51		$9.60		$9.69
Total return (%) (r)(s)(t)(x)	0.71	(n)	2.40		0.19	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	(a)	0.79		0.80	(c)
Expenses after expense reductions (f)	0.65	(a)	0.65		0.64	(c)
Net investment income (loss)	3.61	(a)	3.49		3.52	(c)
Portfolio turnover	7	(n)	12		8
Net assets at end of period (000 omitted)	$7,419		$6,817		$7,451

			Six months ended 9/30/18		Year ended 3/31/18 (i)

Class R6			(unaudited)
Net asset value, beginning of period			$9.60		$9.82

Income (loss) from investment operations
Net investment income (loss) (d)			$0.18		$0.23
Net realized and unrealized gain (loss)			(0.10)		(0.23)
Total from investment operations			$0.08		$0.00	(w)

Less distributions declared to shareholders
From net investment income			$(0.16)		$(0.22)
Net asset value, end of period (x)			$9.52		$9.60
Total return (%) (r)(s)(t)(x)			0.84	(n)	(0.05	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)			0.70	(a)	0.82	(a)
Expenses after expense reductions (f)			0.59	(a)	0.59	(a)
Net investment income (loss)			3.68	(a)	3.56	(a)
Portfolio turnover			7	(n)	12
Net assets at end of period (000 omitted)			$6,600		$5,988

See Notes to Financial Statements

64

Financial Highlights – continued

MFS GEORGIA MUNICIPAL BOND FUND – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), respectively, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

65

Financial Highlights – continued

MFS MARYLAND MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/18 (unaudited)		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
Class A
Net asset value, beginning of period	$10.65		$10.76	$11.09		$11.13	$10.76	$11.47

Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.38	$0.40	(c)	$0.39	$0.38	$0.42
Net realized and unrealized gain (loss)	(0.09)		(0.12)	(0.35)		(0.05)	0.36	(0.73)
Total from investment operations	$0.11		$0.26	$0.05		$0.34	$0.74	$(0.31)

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.37)	$(0.38)		$(0.38)	$(0.37)	$(0.40)
Net asset value, end of period (x)	$10.58		$10.65	$10.76		$11.09	$11.13	$10.76
Total return (%) (r)(s)(t)(x)	1.01	(n)	2.39	0.43	(c)	3.09	6.99	(2.66)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.02	0.99	(c)	0.98	0.97	0.96
Expenses after expense reductions (f)	0.82	(a)	0.82	0.82	(c)	0.87	0.95	0.95
Net investment income (loss)	3.66	(a)	3.48	3.68	(c)	3.57	3.46	3.85
Portfolio turnover	7	(n)	23	17		10	18	21
Net assets at end of period (000 omitted)	$75,691		$76,993	$80,456		$82,145	$86,455	$90,417

	Six months ended 9/30/18 (unaudited)		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
Class B
Net asset value, beginning of period	$10.65		$10.76	$11.08		$11.12	$10.75	$11.47

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.29	$0.32	(c)	$0.31	$0.30	$0.34
Net realized and unrealized gain (loss)	(0.10)		(0.11)	(0.34)		(0.06)	0.36	(0.74)
Total from investment operations	$0.06		$0.18	$(0.02)		$0.25	$0.66	$(0.40)

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.29)	$(0.30)		$(0.29)	$(0.29)	$(0.32)
Net asset value, end of period (x)	$10.57		$10.65	$10.76		$11.08	$11.12	$10.75
Total return (%) (r)(s)(t)(x)	0.54	(n)	1.62	(0.23	)(c)	2.32	6.19	(3.47)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.77	1.74	(c)	1.73	1.72	1.71
Expenses after expense reductions (f)	1.58	(a)	1.58	1.57	(c)	1.62	1.70	1.70
Net investment income (loss)	2.91	(a)	2.73	2.94	(c)	2.82	2.70	3.10
Portfolio turnover	7	(n)	23	17		10	18	21
Net assets at end of period (000 omitted)	$1,204		$1,331	$1,605		$1,958	$2,308	$2,198

See Notes to Financial Statements

66

Financial Highlights – continued

MFS MARYLAND MUNICIPAL BOND FUND – continued

	Six months ended 9/30/18 (unaudited)		Year ended
			3/31/18	3/31/17 (i)
Class I
Net asset value, beginning of period	$9.61		$9.71	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.36	$0.38	(c)
Net realized and unrealized gain (loss)	(0.09)		(0.11)	(0.30)
Total from investment operations	$0.10		$0.25	$0.08

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)	$(0.37)
Net asset value, end of period (x)	$9.54		$9.61	$9.71
Total return (%) (r)(s)(t)(x)	1.06	(n)	2.62	0.78	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	(a)	0.77	0.78	(c)
Expenses after expense reductions (f)	0.58	(a)	0.58	0.57	(c)
Net investment income (loss)	3.90	(a)	3.72	3.85	(c)
Portfolio turnover	7	(n)	23	17
Net assets at end of period (000 omitted)	$9,837		$9,261	$6,437

	Six months ended 9/30/18 (unaudited)		Year ended
			3/31/18 (i)
Class R6
Net asset value, beginning of period	$9.61		$9.81

Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.24
Net realized and unrealized gain (loss)	(0.09)		(0.21)
Total from investment operations	$0.10		$0.03

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.23)
Net asset value, end of period (x)	$9.54		$9.61
Total return (%) (r)(s)(t)(x)	1.09	(n)	0.35	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)	0.76	(a)
Expenses after expense reductions (f)	0.52	(a)	0.52	(a)
Net investment income (loss)	3.95	(a)	3.79	(a)
Portfolio turnover	7	(n)	23
Net assets at end of period (000 omitted)	$1,228		$961

See Notes to Financial Statements

67

Financial Highlights – continued

MFS MARYLAND MUNICIPAL BOND FUND – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), respectively, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

68

Financial Highlights – continued

MFS MASSACHUSETTS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/18 (unaudited)		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
Class A
Net asset value, beginning of period	$10.90		$11.02	$11.43		$11.40	$10.92	$11.66

Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.42	$0.46	(c)	$0.41	$0.40	$0.42
Net realized and unrealized gain (loss)	(0.13)		(0.13)	(0.46)		0.01	0.47	(0.76)
Total from investment operations	$0.07		$0.29	$0.00	(w)	$0.42	$0.87	$(0.34)

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.41)	$(0.41)		$(0.39)	$(0.39)	$(0.40)
Net asset value, end of period (x)	$10.79		$10.90	$11.02		$11.43	$11.40	$10.92
Total return (%) (r)(s)(t)(x)	0.68	(n)	2.60	(0.04	)(c)	3.78	8.02	(2.85)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.89	0.88	(c)	0.88	0.86	0.87
Expenses after expense reductions (f)	0.85	(a)	0.86	0.85	(c)	0.85	0.84	0.85
Net investment income (loss)	3.69	(a)	3.82	4.06	(c)	3.66	3.58	3.80
Portfolio turnover	8	(n)	19	15		15	13	23
Net assets at end of period (000 omitted)	$203,846		$202,967	$207,001		$226,552	$229,134	$232,263

	Six months ended 9/30/18 (unaudited)		Year ended
			3/31/18	3/31/17		3/31/16		3/31/15	3/31/14
Class B
Net asset value, beginning of period	$10.92		$11.04	$11.45		$11.42		$10.94	$11.68

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.34	$0.37	(c)	$0.33		$0.32	$0.33
Net realized and unrealized gain (loss)	(0.13)		(0.14)	(0.46)		0.00	(w)	0.46	(0.75)
Total from investment operations	$0.03		$0.20	$(0.09)		$0.33		$0.78	$(0.42)

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.32)	$(0.32)		$(0.30)		$(0.30)	$(0.32)
Net asset value, end of period (x)	$10.81		$10.92	$11.04		$11.45		$11.42	$10.94
Total return (%) (r)(s)(t)(x)	0.29	(n)	1.81	(0.80	)(c)	2.98		7.18	(3.59)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.64	1.63	(c)	1.63		1.61	1.62
Expenses after expense reductions (f)	1.62	(a)	1.63	1.62	(c)	1.62		1.60	1.62
Net investment income (loss)	2.93	(a)	3.06	3.29	(c)	2.88		2.81	3.02
Portfolio turnover	8	(n)	19	15		15		13	23
Net assets at end of period (000 omitted)	$1,733		$1,858	$2,509		$3,206		$3,737	$3,810

See Notes to Financial Statements

69

Financial Highlights – continued

MFS MASSACHUSETTS MUNICIPAL BOND FUND – continued

	Six months ended 9/30/18 (unaudited)		Year ended
			3/31/18		3/31/17 (i)
Class I
Net asset value, beginning of period	$9.54		$9.65		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.39		$0.42	(c)
Net realized and unrealized gain (loss)	(0.11)		(0.12)		(0.39)
Total from investment operations	$0.08		$0.27		$0.03

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.38)		$(0.38)
Net asset value, end of period (x)	$9.45		$9.54		$9.65
Total return (%) (r)(s)(t)(x)	0.86	(n)	2.76		0.30	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.64		0.64	(c)
Expenses after expense reductions (f)	0.62	(a)	0.63		0.63	(c)
Net investment income (loss)	3.92	(a)	4.00		4.30	(c)
Portfolio turnover	8	(n)	19		15
Net assets at end of period (000 omitted)	$55,117		$49,523		$23,470

			Six months ended 9/30/18		Year ended 3/31/18 (i)
Class R6			(unaudited)
Net asset value, beginning of period			$9.54		$9.77

Income (loss) from investment operations
Net investment income (loss) (d)			$0.19		$0.24
Net realized and unrealized gain (loss)			(0.10)		(0.21)
Total from investment operations			$0.09		$0.03

Less distributions declared to shareholders
From net investment income			$(0.18)		$(0.26)
Net asset value, end of period (x)			$9.45		$9.54
Total return (%) (r)(s)(t)(x)			0.89	(n)	0.26	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)			0.56	(a)	0.58	(a)
Expenses after expense reductions (f)			0.55	(a)	0.57	(a)
Net investment income (loss)			3.98	(a)	3.85	(a)
Portfolio turnover			8	(n)	19
Net assets at end of period (000 omitted)			$2,414		$1,983

See Notes to Financial Statements

70

Financial Highlights – continued

MFS MASSACHUSETTS MUNICIPAL BOND FUND – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), respectively, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

71

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Many municipal instruments are supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region or state where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the funds and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the funds could be taxable to shareholders.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on each fund’s overall financial position or its overall results of operations.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) – Disclosure

Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period. The impact of each fund’s adoption was limited to changes in each fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, each fund adopted the Final Rule with the most notable impacts being that each fund is no longer required to present the components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – Each fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master

72

Notes to Financial Statements (unaudited) – continued

netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Alabama Fund
Financial Instruments
Municipal Bonds	$—	$57,654,508	$—	$57,654,508
Mutual Funds	1,386,064	—	—	1,386,064
Total	$1,386,064	$57,654,508	$—	$59,040,572

Arkansas Fund
Financial Instruments
Municipal Bonds	$—	$150,538,392	$—	$150,538,392
Mutual Funds	1,187,286	—	—	1,187,286
Total	$1,187,286	$150,538,392	$—	$151,725,678

California Fund
Financial Instruments
Municipal Bonds	$—	$364,446,968	$—	$364,446,968
Mutual Funds	7,579,732	—	—	7,579,732
Total	$7,579,732	$364,446,968	$—	$372,026,700

73

Notes to Financial Statements (unaudited) – continued

	Level 1	Level 2	Level 3	Total
Georgia Fund
Financial Instruments
Municipal Bonds	$—	$78,989,452	$—	$78,989,452
Mutual Funds	272,666	—	—	272,666
Total	$272,666	$78,989,452	$—	$79,262,118

Maryland Fund
Financial Instruments
Municipal Bonds	$—	$86,257,167	$—	$86,257,167
Mutual Funds	359,285	—	—	359,285
Total	$359,285	$86,257,167	$—	$86,616,452

Massachusetts Fund
Financial Instruments
Municipal Bonds	$—	$254,280,241	$—	$254,280,241
Mutual Funds	5,800,337	—	—	5,800,337
Total	$5,800,337	$254,280,241	$—	$260,080,578

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the six months ended September 30, 2018, is shown as a reduction of total expenses in the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities, as applicable to each fund.

74

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 3/31/18	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$22,206	$26,508	$238,000	$5,087	$27,500	$264,135
Tax-exempt income	2,011,134	4,914,199	12,224,734	2,361,474	2,989,366	8,653,926
Total distributions	$2,033,340	$4,940,707	$12,462,734	$2,366,561	$3,016,866	$8,918,061

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/18	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Cost of investments	$57,803,135	$148,471,902	$361,016,183	$77,921,752	$84,439,484	$250,614,637
Gross appreciation	1,566,259	4,223,707	14,085,149	2,020,110	2,677,737	11,306,376
Gross depreciation	(328,822)	(969,931)	(3,074,632)	(679,744)	(500,769)	(1,840,435)
Net unrealized appreciation (depreciation)	$1,237,437	$3,253,776	$11,010,517	$1,340,366	$2,176,968	$9,465,941

As of 3/31/18
Undistributed ordinary income	20,750	160,700	244,503	19,398	9,167	500,500
Undistributed tax-exempt income	171,865	333,015	822,382	169,113	428,595	251,796
Capital loss carryforwards	(1,696,913)	(6,547,962)	(7,827,792)	(1,831,492)	(3,365,579)	(5,586,808)
Other temporary differences	(171,200)	(440,255)	(1,065,847)	(210,847)	(255,025)	(748,344)
Net unrealized appreciation (depreciation)	1,627,574	3,895,260	16,890,112	2,022,366	2,624,423	11,667,855

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after March 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2018, each fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
3/31/19	$(674,377)	$(197,659)	$(2,804,636)	$(266,409)	$(579,646)	$(488,562)

Post-enactment losses which are characterized as follows:	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Short-Term	$(655,382)	$(2,459,688)	$(3,252,579)	$(1,091,026)	$(1,715,975)	$(4,464,076)
Long-Term	(367,154)	(3,890,615)	(1,770,577)	(474,057)	(1,069,958)	(634,170)
Total	$(1,022,536)	$(6,350,303)	$(5,023,156)	$(1,565,083)	$(2,785,933)	$(5,098,246)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	Alabama Fund		Arkansas Fund		California Fund
	Six Months Ended 9/30/18	Year Ended 3/31/18 (i)	Six Months Ended 9/30/18	Year Ended 3/31/18 (i)	Six Months Ended 9/30/18	Year Ended 3/31/18 (i)
Class A	$831,960	$1,772,980	$2,069,238	$4,433,561	$4,995,373	$9,605,732
Class B	3,640	9,435	41,390	119,869	24,018	67,932
Class C	—	—	—	—	296,706	886,006
Class I	125,089	243,364	242,433	382,264	1,048,823	1,871,451
Class R6	21,625	7,561	12,814	5,013	144,441	31,613
Total	$982,314	$2,033,340	$2,365,875	$4,940,707	$6,509,361	$12,462,734

75

Notes to Financial Statements (unaudited) – continued

	Georgia Fund		Maryland Fund		Massachusetts Fund
	Six Months Ended 9/30/18	Year Ended 3/31/18 (i)	Six Months Ended 9/30/18	Year Ended 3/31/18 (i)	Six Months Ended 9/30/18	Year Ended 3/31/18 (i)
Class A	$1,013,232	$2,014,669	$1,271,832	$2,690,232	$3,440,116	$7,600,441
Class B	5,677	19,673	16,405	40,787	23,792	63,017
Class I	117,998	301,851	175,663	279,825	942,153	1,242,188
Class R6	105,813	30,368	19,906	6,022	39,638	12,415
Total	$1,242,720	$2,366,561	$1,483,806	$3,016,866	$4,445,699	$8,918,061

(i)	For Class R6, the period is from the class inception August 1, 2017 through the stated period end.

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. For the six months ended September 30, 2018, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$2,896	$7,699	$18,374	$3,930	$4,310	$12,675

The management fee incurred for the six months ended September 30, 2018 was equivalent to an annual effective rate of 0.44% of each fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:

	Alabama Fund	Georgia Fund	Maryland Fund
Class A	0.90%	0.90%	0.83%
Class B	1.65%	1.65%	1.58%
Class I	0.65%	0.65%	0.58%
Class R6	0.59%	0.60%	0.53%

These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2019. For the six months ended September 30, 2018, these reductions amounted to $51,661 for the Alabama Fund, $40,897 for the Georgia Fund, and $71,611 for the Maryland Fund and are included in the reduction of total expenses in the Statements of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2018, as its portion of the initial sales charge on sales of Class A shares of each fund:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$2,542	$3,690	$7,535	$3,534	$2,659	$5,045

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

76

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	—	0.25%	0.25%	0.25%	$63,639
Arkansas Fund	—	0.25%	0.25%	0.10%	172,591
California Fund	—	0.25%	0.25%	0.10%	358,207
Georgia Fund	—	0.25%	0.25%	0.25%	83,449
Maryland Fund	—	0.25%	0.25%	0.24%	95,455
Massachusetts Fund	—	0.25%	0.25%	0.23%	255,142

	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	0.75%	0.25%	1.00%	1.00%	$1,444
Arkansas Fund	0.75%	0.25%	1.00%	0.85%	18,384
California Fund	0.75%	0.25%	1.00%	0.85%	8,757
Georgia Fund	0.75%	0.25%	1.00%	1.00%	2,465
Maryland Fund	0.75%	0.25%	1.00%	1.00%	6,360
Massachusetts Fund	0.75%	0.25%	1.00%	1.00%	9,128

	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
California Fund	0.75%	0.25%	1.00%	1.00%	$114,353

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Total Distribution and Service Fees	$65,083	$190,975	$481,317	$85,914	$101,815	$264,270

(d)

In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2018, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$589	$325	$2,264	$239	$2,782	$18,956
Class B	—	—	—	—	—	3
Class C	N/A	N/A	2	N/A	N/A	N/A

Arkansas Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rates to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2019. For the six months ended September 30, 2018, these reductions amounted to $103,555 and $2,758 for Class A and Class B, respectively, and are included in the reduction of total expenses in the Statements of Operations.

California Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rates to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2019. For the six months ended September 30, 2018, these reductions amounted to $214,925 and $1,313 for Class A and Class B, respectively, and are included in the reduction of total expenses in the Statements of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2018, were as follows:

CDSC Imposed	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$100	$1,482	$8,561	$1,873	$—	$1,499
Class B	206	357	1,273	510	629	451
Class C	N/A	N/A	1,576	N/A	N/A	N/A

77

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2018, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Expenses paid	$1,538	$2,994	$10,034	$2,140	$5,927	$10,522
Percentage of average daily net assets	0.0052%	0.0038%	0.0053%	0.0053%	0.0134%	0.0081%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$23,829	$67,536	$151,567	$25,491	$30,256	$94,255

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2018 was equivalent to the following annual effective rates of each fund’s average daily net assets:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Percentage of average daily net assets	0.0318%	0.0210%	0.0173%	0.0272%	0.0261%	0.0185%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense for each fund. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations for the six months ended September 30, 2018 and were as follows:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$209	$220	$478	$227	$403	$410

The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to the following at September 30, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$1,461	$1,401	$6,027	$1,652	$3,599	$3,569

Other – These funds and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended September 30, 2018, the fee paid by each fund under this agreement amounted to the following and is included in “Miscellaneous” expense in the Statements of Operations:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$48	$131	$315	$64	$68	$209

MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

78

Notes to Financial Statements (unaudited) – continued

On July 31, 2017, MFS purchased the following fund shares as an initial investment in the class:

Fund	Class	Shares	Amount
Alabama Fund	Class R6	5,123	$50,000
Arkansas Fund	Class R6	5,112	50,000
California Fund	Class R6	5,081	50,000
Georgia Fund	Class R6	5,092	50,000
Maryland Fund	Class R6	5,097	50,000
Massachusetts Fund	Class R6	5,118	50,000

(4)	Portfolio Securities

For the six months ended September 30, 2018, purchases and sales of investments, other than short-term obligations, were as follows:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Purchases	$5,784,853	$12,491,703	$36,122,438	$6,353,040	$6,060,790	$24,449,539
Sales	$5,608,603	$19,029,406	$32,872,851	$5,197,998	$5,635,330	$20,141,577

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Alabama Fund				Arkansas Fund
	Six Months Ended 9/30/18		Year ended 3/31/18 (i)		Six Months Ended 9/30/18		Year ended 3/31/18 (i)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	502,689	$5,022,899	809,769	$8,266,064	528,961	$5,100,519	1,393,307	$13,649,486
Class B	120	1,202	2,841	29,125	2	16	662	6,513
Class I	215,487	2,053,474	360,414	3,491,749	431,646	4,137,702	630,344	6,098,825
Class R6	21,184	202,105	133,560	1,276,761	17,287	166,017	84,577	811,251
	739,480	$7,279,680	1,306,584	$13,063,699	977,896	$9,404,254	2,108,890	$20,566,075

Shares issued to shareholders in reinvestment of distributions
Class A	72,152	$721,542	151,336	$1,538,485	199,159	$1,921,626	419,904	$4,104,584
Class B	306	3,061	785	7,988	4,214	40,696	11,890	116,380
Class I	8,867	84,514	19,041	184,477	20,123	192,750	29,232	283,547
Class R6	2,269	21,625	791	7,561	1,338	12,814	522	5,013
	83,594	$830,742	171,953	$1,738,511	224,834	$2,167,886	461,548	$4,509,524

Shares reacquired
Class A	(548,840)	$(5,488,195)	(1,202,847)	$(12,233,659)	(1,442,371)	$(13,912,839)	(2,080,752)	$(20,333,255)
Class B	(2,568)	(25,668)	(19,552)	(199,398)	(117,608)	(1,136,131)	(180,778)	(1,768,724)
Class I	(136,157)	(1,297,874)	(266,168)	(2,563,760)	(192,816)	(1,849,650)	(336,986)	(3,260,316)
Class R6	(34,643)	(330,277)	(927)	(8,839)	(4,199)	(40,173)	(5,148)	(49,232)
	(722,208)	$(7,142,014)	(1,489,494)	$(15,005,656)	(1,756,994)	$(16,938,793)	(2,603,664)	$(25,411,527)

Net change
Class A	26,001	$256,246	(241,742)	$(2,429,110)	(714,251)	$(6,890,694)	(267,541)	$(2,579,185)
Class B	(2,142)	(21,405)	(15,926)	(162,285)	(113,392)	(1,095,419)	(168,226)	(1,645,831)
Class I	88,197	840,114	113,287	1,112,466	258,953	2,480,802	322,590	3,122,056
Class R6	(11,190)	(106,547)	133,424	1,275,483	14,426	138,658	79,951	767,032
	100,866	$968,408	(10,957)	$(203,446)	(554,264)	$(5,366,653)	(33,226)	$(335,928)

79

Notes to Financial Statements (unaudited) – continued

	California Fund				Georgia Fund
	Six Months Ended 9/30/18		Year ended 3/31/18 (i)		Six Months Ended 9/30/18		Year ended 3/31/18 (i)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	6,043,086	$35,811,861	8,237,637	$49,705,465	572,014	$6,041,199	1,468,090	$15,790,486
Class B	13,001	76,985	18,531	111,865	749	7,901	2,221	23,684
Class C	426,152	2,540,142	822,298	4,978,525	—	—	—	—
Class I	1,114,074	10,763,656	3,155,280	30,933,095	149,368	1,435,377	728,282	7,105,132
Class R6	441,616	4,264,731	630,765	6,092,361	109,128	1,046,499	630,434	6,053,206
	8,037,929	$53,457,375	12,864,511	$91,821,311	831,259	$8,530,976	2,829,027	$28,972,508

Shares issued to shareholders in reinvestment of distributions
Class A	736,989	$4,372,877	1,402,632	$8,436,925	88,158	$931,324	173,576	$1,863,233
Class B	4,015	23,821	10,639	64,039	417	4,422	1,575	16,994
Class C	43,457	258,620	130,437	787,456	—	—	—	—
Class I	69,982	676,005	118,741	1,162,064	8,416	80,597	25,137	244,895
Class R6	14,964	144,441	3,275	31,613	11,040	105,800	3,166	30,368
	869,407	$5,475,764	1,665,724	$10,482,097	108,031	$1,122,143	203,454	$2,155,490

Shares reacquired
Class A	(3,525,586)	$(20,926,354)	(5,929,975)	$(35,649,046)	(574,387)	$(6,070,202)	(1,146,389)	$(12,297,574)
Class B	(59,102)	(349,667)	(156,434)	(940,374)	(14,639)	(155,206)	(53,913)	(580,193)
Class C	(2,175,832)	(12,915,361)	(1,305,709)	(7,905,042)	—	—	—	—
Class I	(744,507)	(7,195,517)	(1,800,648)	(17,539,480)	(88,087)	(844,974)	(812,325)	(7,835,695)
Class R6	(108,430)	(1,046,225)	(13,494)	(130,140)	(50,173)	(480,969)	(10,026)	(96,150)
	(6,613,457)	$(42,433,124)	(9,206,260)	$(62,164,082)	(727,286)	$(7,551,351)	(2,022,653)	$(20,809,612)

Net change
Class A	3,254,489	$19,258,384	3,710,294	$22,493,344	85,785	$902,321	495,277	$5,356,145
Class B	(42,086)	(248,861)	(127,264)	(764,470)	(13,473)	(142,883)	(50,117)	(539,515)
Class C	(1,706,223)	(10,116,599)	(352,974)	(2,139,061)	—	—	—	—
Class I	439,549	4,244,144	1,473,373	14,555,679	69,697	671,000	(58,906)	(485,668)
Class R6	348,150	3,362,947	620,546	5,993,834	69,995	671,330	623,574	5,987,424
	2,293,879	$16,500,015	5,323,975	$40,139,326	212,004	$2,101,768	1,009,828	$10,318,386

	Maryland Fund				Massachusetts Fund
	Six Months Ended 9/30/18		Year ended 3/31/18 (i)		Six Months Ended 9/30/18		Year ended 3/31/18 (i)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	510,880	$5,444,389	772,578	$8,329,528	1,333,169	$14,508,315	3,212,751	$35,505,829
Class B	10,151	108,226	14,138	153,439	10,111	110,456	12,809	142,691
Class I	249,135	2,394,030	591,563	5,744,878	1,176,578	11,220,913	3,690,665	35,539,210
Class R6	32,557	312,921	100,011	962,936	48,888	466,221	213,149	2,037,209
	802,723	$8,259,566	1,478,290	$15,190,781	2,568,746	$26,305,905	7,129,374	$73,224,939

Shares issued to shareholders in reinvestment of distributions
Class A	97,317	$1,035,971	203,713	$2,201,139	275,466	$2,997,736	596,855	$6,606,225
Class B	1,390	14,788	3,415	36,891	1,962	21,387	4,929	54,684
Class I	13,150	126,291	23,617	230,054	81,775	778,771	98,808	955,755
Class R6	2,073	19,906	626	6,022	4,160	39,638	1,300	12,413
	113,930	$1,196,956	231,371	$2,474,106	363,363	$3,837,532	701,892	$7,629,077

80

Notes to Financial Statements (unaudited) – continued

	Maryland Fund – continued				Massachusetts Fund – continued
	Six Months Ended 9/30/18		Year ended 3/31/18 (i)		Six Months Ended 9/30/18		Year ended 3/31/18 (i)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(683,329)	$(7,279,466)	(1,223,084)	$(13,203,615)	(1,349,073)	$(14,686,768)	(3,966,535)	$(43,809,322)
Class B	(22,687)	(241,168)	(41,792)	(450,918)	(22,049)	(240,612)	(74,742)	(830,470)
Class I	(195,520)	(1,877,121)	(314,228)	(3,049,210)	(616,471)	(5,869,743)	(1,030,429)	(9,944,303)
Class R6	(5,998)	(57,620)	(644)	(6,184)	(5,484)	(52,380)	(6,652)	(63,614)
	(907,534)	$(9,455,375)	(1,579,748)	$(16,709,927)	(1,993,077)	$(20,849,503)	(5,078,358)	$(54,647,709)

Net change
Class A	(75,132)	$(799,106)	(246,793)	$(2,672,948)	259,562	$2,819,283	(156,929)	$(1,697,268)
Class B	(11,146)	(118,154)	(24,239)	(260,588)	(9,976)	(108,769)	(57,004)	(633,095)
Class I	66,765	643,200	300,952	2,925,722	641,882	6,129,941	2,759,044	26,550,662
Class R6	28,632	275,207	99,993	962,774	47,564	453,479	207,797	1,986,008
	9,119	$1,147	129,913	$954,960	939,032	$9,293,934	2,752,908	$26,206,307

(i)	For Class R6, the period is from the class inception August 1, 2017 through the stated period end.

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended September 30, 2018, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Commitment Fee	$183	$492	$1,131	$244	$270	$766
Interest Expense	—	—	—	—	—	—

81

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2018, are as follows:

		Affiliated Issuer – MFS Institutional Money Market Portfolio
		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Alabama Fund		305,813	9,434,015	(8,353,625)	1,386,203
Arkansas Fund		41,886	18,802,552	(17,657,033)	1,187,405
California Fund		1,958,965	39,542,935	(33,921,409)	7,580,491
Georgia Fund		670,961	10,159,480	(10,557,748)	272,693
Maryland Fund		2,280,061	8,430,753	(10,351,493)	359,321
Massachusetts Fund		932,882	31,527,089	(26,659,054)	5,800,917

	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
Alabama Fund	$—	$(29)	$—	$5,844	$1,386,064
Arkansas Fund	(29)	(4)	—	8,431	1,187,286
California Fund	(378)	162	—	56,265	7,579,732
Georgia Fund	27	(41)	—	9,654	272,666
Maryland Fund	33	(50)	—	10,041	359,285
Massachusetts Fund	6	(254)	—	32,233	5,800,337

82

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2018 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2017 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed each Fund’s total return investment performance as well as its respective Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class A shares in comparison to the performance of funds in its respective Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. See below for a description of the performance information considered by the Trustees.

In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. See below for a description of the fee information considered by the Trustees.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to each Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to each Fund, as well as the more extensive regulatory burdens imposed on MFS in managing each Fund, in comparison to the relevant separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of each Fund in comparison to the relevant separate accounts.

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Board Review of Investment Advisory Agreement – continued

The Trustees also considered whether each Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Funds, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling each Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow each Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2018.

MFS Alabama Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2017 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.

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Board Review of Investment Advisory Agreement – continued

MFS Arkansas Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2017 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that, MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

MFS California Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2017 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was lower than the Broadridge expense group median.

MFS Georgia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2017 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.

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Board Review of Investment Advisory Agreement – continued

MFS Maryland Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2017 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

MFS Massachusetts Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2017 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.

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PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

87

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If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

September 30, 2018

MFS® Municipal Series Trust

For the states of:

Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia

MSTB-SEM

MFS® Municipal Series Trust

For the states of: Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to an uptick in market volatility in recent quarters — a departure from the low-volatility environment that prevailed for much of 2017. Against this more challenging backdrop, global markets have become less synchronized, with equity markets in the U.S. outperforming most international markets. Global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe, China and some emerging markets.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains fairly accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and moderate global demand have investors on the lookout for its potential reappearance. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager with nearly a century of expertise, MFS® firmly believes that active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform to try to do these things. Our long-term perspective influences nearly every aspect of our business, aligning our investment decisions with clients’ investing time horizons.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

November 15, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Mississippi Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	21.6%
General Obligations – General Purpose	17.4%
State & Local Agencies	14.3%
Healthcare Revenue – Hospitals	12.0%
Water & Sewer Utility Revenue	7.0%

Composition including fixed income credit quality (a)(i)
AAA	3.0%
AA	54.3%
A	24.2%
BBB	8.2%
BB	3.3%
CC	0.2%
C	3.4%
D	0.9%
Not Rated	3.0%
Cash & Cash Equivalents	(0.5)%

Portfolio facts (i)
Average Duration (d)	6.1
Average Effective Maturity (m)	12.2 yrs.

Jurisdiction (i)
Mississippi	75.1%
Puerto Rico	6.7%
Massachusetts	2.9%
Guam	2.6%
Illinois	2.2%
California	1.8%
New York	1.5%
Colorado	1.1%
South Carolina	1.1%
Michigan	1.0%
New Hampshire	0.9%
Wisconsin	0.7%
Virginia	0.6%
Texas	0.5%
Kentucky	0.5%
Tennessee	0.3%
Washington	0.3%
Florida	0.3%
New Jersey	0.2%
Pennsylvania	0.2%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where	the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

Percentages are based on net assets as of September 30, 2018.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS New York Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	15.7%
Tax Assessment	12.0%
State & Local Agencies	10.9%
Healthcare Revenue – Hospitals	9.9%
Miscellaneous Revenue – Other	7.8%

Composition including fixed income credit quality (a)(i)
AAA	7.9%
AA	28.6%
A	28.9%
BBB	18.9%
BB	1.5%
B	0.2%
CCC	0.4%
CC	0.2%
C	3.2%
D	1.4%
Not Rated	8.0%
Cash & Cash Equivalents	0.8%

Portfolio facts (i)
Average Duration (d)	7.3
Average Effective Maturity (m)	16.8 yrs.

Jurisdiction (i)
New York	82.9%
Puerto Rico	6.4%
Guam	2.6%
Illinois	1.8%
Colorado	1.1%
Texas	0.8%
Florida	0.8%
Michigan	0.8%
Pennsylvania	0.6%
Ohio	0.4%
Washington	0.3%
Indiana	0.2%
Louisiana	0.2%
New Jersey	0.1%
Wisconsin	0.1%
Mississippi	0.1%
New Hampshire (o)	0.0%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of September 30, 2018.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS North Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	20.2%
Universities – Colleges	19.7%
State & Local Agencies	15.0%
Water & Sewer Utility Revenue	10.0%
Airport Revenue	6.0%

Composition including fixed income credit quality (a)(i)
AAA	5.8%
AA	42.6%
A	29.5%
BBB	9.4%
BB	0.7%
B	0.2%
CCC	0.4%
CC	0.7%
C	2.8%
D	0.9%
Not Rated	6.4%
Cash & Cash Equivalents	0.6%

Portfolio facts (i)
Average Duration (d)	6.9
Average Effective Maturity (m)	14.9 yrs.

Jurisdiction (i)
North Carolina	74.6%
Puerto Rico	6.8%
Pennsylvania	2.4%
Guam	2.2%
Illinois	2.1%
California	2.0%
New York	1.5%
Virginia	1.1%
Colorado	0.9%
Tennessee	0.9%
Texas	0.7%
Massachusetts	0.7%
Wisconsin	0.6%
New Hampshire	0.5%
South Carolina	0.4%
Ohio	0.4%
Florida	0.3%
Michigan	0.3%
Indiana	0.3%
Washington	0.2%
Louisiana	0.2%
U.S. Virgin Islands	0.2%
New Jersey	0.1%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of September 30, 2018.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Pennsylvania Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	18.3%
Universities – Colleges	14.0%
General Obligations – Schools	11.4%
Water & Sewer Utility Revenue	8.8%
State & Local Agencies	6.5%

Composition including fixed income credit quality (a)(i)
AAA	1.8%
AA	17.6%
A	45.6%
BBB	16.1%
BB	6.0%
B	0.2%
CC	0.1%
C	2.9%
D	1.3%
Not Rated	7.6%
Cash & Cash Equivalents	0.8%

Portfolio facts (i)
Average Duration (d)	7.1
Average Effective Maturity (m)	15.6 yrs.

Jurisdiction (i)
Pennsylvania	81.5%
Puerto Rico	5.8%
Illinois	2.4%
Guam	1.7%
Colorado	1.3%
Michigan	1.2%
California	1.0%
Florida	0.8%
Tennessee	0.8%
Texas	0.7%
Kentucky	0.6%
Indiana	0.3%
Georgia	0.3%
Louisiana	0.3%
Nebraska	0.2%
New Jersey	0.2%
Wisconsin	0.1%
New Hampshire (o)	0.0%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of September 30, 2018.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS South Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	21.5%
Water & Sewer Utility Revenue	15.3%
State & Local Agencies	11.6%
Utilities – Municipal Owned	7.3%
Universities – Colleges	6.5%

Composition including fixed income credit quality (a)(i)
AAA	2.7%
AA	29.1%
A	49.1%
BBB	7.9%
BB	1.0%
B	0.2%
CC	0.1%
C	3.2%
D	1.0%
Not Rated	5.0%
Cash & Cash Equivalents	0.7%

Portfolio facts (i)
Average Duration (d)	6.6
Average Effective Maturity (m)	13.6 yrs.

Jurisdiction (i)
South Carolina	76.0%
Puerto Rico	6.5%
Illinois	2.4%
Pennsylvania	2.2%
California	1.9%
Guam	1.4%
New York	1.1%
Tennessee	0.9%
Kentucky	0.9%
Michigan	0.8%
Massachusetts	0.7%
Florida	0.7%
Texas	0.6%
Colorado	0.5%
New Hampshire	0.5%
Virginia	0.5%
Nebraska	0.5%
Indiana	0.4%
New Jersey	0.2%
Georgia	0.2%
Washington	0.2%
Louisiana	0.2%
Ohio (o)	0.0%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of September 30, 2018.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Tennessee Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	21.8%
General Obligations – General Purpose	10.9%
Water & Sewer Utility Revenue	9.1%
Universities – Colleges	8.9%
State & Local Agencies	8.5%

Composition including fixed income credit quality (a)(i)
AAA	4.6%
AA	35.2%
A	33.1%
BBB	13.8%
BB	2.1%
CC	0.2%
C	3.1%
D	1.4%
Not Rated	6.3%
Cash & Cash Equivalents	0.2%

Portfolio facts (i)
Average Duration (d)	6.6
Average Effective Maturity (m)	14.1 yrs.

Jurisdiction (i)
Tennessee	73.4%
Puerto Rico	6.6%
Guam	3.9%
New York	2.4%
Pennsylvania	2.4%
Illinois	2.0%
Kentucky	1.2%
Florida	1.1%
Colorado	1.1%
Wisconsin	0.8%
U.S. Virgin Islands	0.8%
South Carolina	0.8%
Massachusetts	0.7%
New Hampshire	0.5%
Virginia	0.5%
California	0.4%
New Jersey	0.3%
Georgia	0.3%
Nebraska	0.3%
Michigan	0.1%
Texas	0.1%
Mississippi	0.1%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of September 30, 2018.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	14.1%
Water & Sewer Utility Revenue	13.4%
Universities – Colleges	12.1%
State & Local Agencies	12.0%
Transportation – Special Tax	9.6%

Composition including fixed income credit quality (a)(i)
AAA	13.7%
AA	40.3%
A	18.4%
BBB	13.3%
BB	0.8%
B	2.0%
CCC	0.1%
CC	0.3%
C	2.8%
D	0.9%
Not Rated	7.9%
Cash & Cash Equivalents	1.2%
Other	(1.7)%

Portfolio facts (i)
Average Duration (d)	6.6
Average Effective Maturity (m)	14.6 yrs.

Jurisdiction (i)
Virginia	75.5%
Puerto Rico	6.4%
Washington DC	4.6%
Illinois	2.6%
Guam	2.2%
Pennsylvania	1.8%
New York	1.4%
Tennessee	1.2%
Colorado	1.0%
Ohio	0.9%
Massachusetts	0.6%
Connecticut	0.5%
California	0.4%
Texas	0.4%
Washington	0.3%
Louisiana	0.3%
New Hampshire	0.2%
Michigan	0.1%
Indiana	0.1%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and/or the leverage created through the issuance of self-deposited inverse floaters and may be negative.

Percentages are based on net assets as of September 30, 2018.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS West Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	16.4%
Universities – Colleges	16.1%
Water & Sewer Utility Revenue	14.6%
Miscellaneous Revenue – Other	9.7%
State & Local Agencies	8.6%

Composition including fixed income credit quality (a)(i)
AAA	1.6%
AA	27.9%
A	51.4%
BBB	6.4%
BB	1.2%
CC	1.2%
C	3.1%
D	0.6%
Not Rated	6.2%
Cash & Cash Equivalents	0.4%

Portfolio facts (i)
Average Duration (d)	6.2
Average Effective Maturity (m)	14.1 yrs.

Jurisdiction (i)
West Virginia	72.1%
Puerto Rico	6.4%
New York	3.0%
Guam	3.0%
California	2.1%
Illinois	2.0%
Massachusetts	1.9%
Florida	1.3%
Kentucky	1.1%
U.S. Virgin Islands	1.0%
Michigan	0.9%
South Carolina	0.7%
Tennessee	0.7%
Texas	0.7%
Colorado	0.6%
Washington	0.5%
Utah	0.5%
Indiana	0.4%
Pennsylvania	0.4%
New Jersey	0.2%
Mississippi	0.1%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of September 30, 2018.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, April 1, 2018 through September 30, 2018

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2018 through September 30, 2018.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS MISSISSIPPI MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/18	Ending Account Value 9/30/18	Expenses Paid During Period (p) 4/01/18-9/30/18
A	Actual	0.82%	$1,000.00	$1,007.57	$4.13
	Hypothetical (h)	0.82%	$1,000.00	$1,020.96	$4.15
B	Actual	1.48%	$1,000.00	$1,005.36	$7.44
	Hypothetical (h)	1.48%	$1,000.00	$1,017.65	$7.49
I	Actual	0.72%	$1,000.00	$1,009.03	$3.63
	Hypothetical (h)	0.72%	$1,000.00	$1,021.46	$3.65
R6	Actual	0.66%	$1,000.00	$1,009.43	$3.32
	Hypothetical (h)	0.66%	$1,000.00	$1,021.76	$3.35

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS NEW YORK MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/18	Ending Account Value 9/30/18	Expenses Paid During Period (p) 4/01/18-9/30/18
A	Actual	0.87%	$1,000.00	$1,008.51	$4.38
	Hypothetical (h)	0.87%	$1,000.00	$1,020.71	$4.41
B	Actual	1.63%	$1,000.00	$1,004.70	$8.19
	Hypothetical (h)	1.63%	$1,000.00	$1,016.90	$8.24
C	Actual	1.63%	$1,000.00	$1,003.80	$8.19
	Hypothetical (h)	1.63%	$1,000.00	$1,016.90	$8.24
I	Actual	0.63%	$1,000.00	$1,009.57	$3.17
	Hypothetical (h)	0.63%	$1,000.00	$1,021.91	$3.19
R6	Actual	0.56%	$1,000.00	$1,009.83	$2.82
	Hypothetical (h)	0.56%	$1,000.00	$1,022.26	$2.84

MFS NORTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/18	Ending Account Value 9/30/18	Expenses Paid During Period (p) 4/01/18-9/30/18
A	Actual	0.84%	$1,000.00	$1,005.73	$4.22
	Hypothetical (h)	0.84%	$1,000.00	$1,020.86	$4.26
B	Actual	1.60%	$1,000.00	$1,002.83	$8.03
	Hypothetical (h)	1.60%	$1,000.00	$1,017.05	$8.09
C	Actual	1.60%	$1,000.00	$1,002.82	$8.03
	Hypothetical (h)	1.60%	$1,000.00	$1,017.05	$8.09
I	Actual	0.60%	$1,000.00	$1,006.95	$3.02
	Hypothetical (h)	0.60%	$1,000.00	$1,022.06	$3.04
R6	Actual	0.52%	$1,000.00	$1,007.32	$2.62
	Hypothetical (h)	0.52%	$1,000.00	$1,022.46	$2.64

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the MFS New York Municipal Bond Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

For the MFS North Carolina Municipal Bond Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS PENNSYLVANIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/18	Ending Account Value 9/30/18	Expenses Paid During Period (p) 4/01/18-9/30/18
A	Actual	0.79%	$1,000.00	$1,010.12	$3.98
	Hypothetical (h)	0.79%	$1,000.00	$1,021.11	$4.00
B	Actual	1.55%	$1,000.00	$1,005.38	$7.79
	Hypothetical (h)	1.55%	$1,000.00	$1,017.30	$7.84
I	Actual	0.69%	$1,000.00	$1,010.20	$3.48
	Hypothetical (h)	0.69%	$1,000.00	$1,021.61	$3.50
R6	Actual	0.62%	$1,000.00	$1,010.44	$3.12
	Hypothetical (h)	0.62%	$1,000.00	$1,021.96	$3.14

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/18	Ending Account Value 9/30/18	Expenses Paid During Period (p) 4/01/18-9/30/18
A	Actual	0.84%	$1,000.00	$1,007.10	$4.23
	Hypothetical (h)	0.84%	$1,000.00	$1,020.86	$4.26
B	Actual	1.59%	$1,000.00	$1,004.18	$7.99
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04
I	Actual	0.59%	$1,000.00	$1,009.46	$2.97
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
R6	Actual	0.52%	$1,000.00	$1,009.83	$2.62
	Hypothetical (h)	0.52%	$1,000.00	$1,022.46	$2.64

MFS TENNESSEE MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/18	Ending Account Value 9/30/18	Expenses Paid During Period (p) 4/01/18-9/30/18
A	Actual	0.88%	$1,000.00	$1,009.54	$4.43
	Hypothetical (h)	0.88%	$1,000.00	$1,020.66	$4.46
B	Actual	1.63%	$1,000.00	$1,005.76	$8.20
	Hypothetical (h)	1.63%	$1,000.00	$1,016.90	$8.24
I	Actual	0.63%	$1,000.00	$1,011.38	$3.18
	Hypothetical (h)	0.63%	$1,000.00	$1,021.91	$3.19
R6	Actual	0.54%	$1,000.00	$1,011.85	$2.72
	Hypothetical (h)	0.54%	$1,000.00	$1,022.36	$2.74

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/18	Ending Account Value 9/30/18	Expenses Paid During Period (p) 4/01/18-9/30/18
A	Actual	0.84%	$1,000.00	$1,008.44	$4.23
	Hypothetical (h)	0.84%	$1,000.00	$1,020.86	$4.26
B	Actual	1.60%	$1,000.00	$1,003.75	$8.04
	Hypothetical (h)	1.60%	$1,000.00	$1,017.05	$8.09
C	Actual	1.60%	$1,000.00	$1,004.67	$8.04
	Hypothetical (h)	1.60%	$1,000.00	$1,017.05	$8.09
I	Actual	0.60%	$1,000.00	$1,009.61	$3.02
	Hypothetical (h)	0.60%	$1,000.00	$1,022.06	$3.04
R6	Actual	0.51%	$1,000.00	$1,010.02	$2.57
	Hypothetical (h)	0.51%	$1,000.00	$1,022.51	$2.59

MFS WEST VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/18	Ending Account Value 9/30/18	Expenses Paid During Period (p) 4/01/18-9/30/18
A	Actual	0.86%	$1,000.00	$1,005.65	$4.32
	Hypothetical (h)	0.86%	$1,000.00	$1,020.76	$4.36
B	Actual	1.62%	$1,000.00	$1,002.77	$8.13
	Hypothetical (h)	1.62%	$1,000.00	$1,016.95	$8.19
I	Actual	0.62%	$1,000.00	$1,007.53	$3.12
	Hypothetical (h)	0.62%	$1,000.00	$1,021.96	$3.14
R6	Actual	0.53%	$1,000.00	$1,008.05	$2.67
	Hypothetical (h)	0.53%	$1,000.00	$1,022.41	$2.69

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the MFS Virginia Municipal Bond Fund, expense ratios include 0.04% of investment related expenses from self-deposited inverse floaters (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

For the MFS West Virginia Municipal Bond Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

9/30/18 (unaudited)

MFS MISSISSIPPI MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 99.2%

Issuer	Shares/Par	Value ($)
Airport Revenue - 0.7%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$115,000	$123,403
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	75,000	79,177
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	45,000	49,024
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	230,000	252,984
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	35,000	37,886
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	60,000	64,775
		$607,249
General Obligations - General Purpose - 17.1%
Canton, MS, Mississippi Development Bank Special Obligation, “A”, AGM, 5.75%, 10/01/2031 (Prerefunded 10/01/2021)	$625,000	$688,631
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	35,000	36,859
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	40,000	42,234
Gulfport, MI, AGM, 5%, 11/01/2024	500,000	566,175
Jackson County, MS, Development Bank Special Obligations, AGM, 5.25%, 3/01/2020	620,000	645,377
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,000,000	1,170,650
Mississippi Development Bank Special Obligation (Hinds County), 5%, 11/01/2032	500,000	568,315
Mississippi Development Bank Special Obligation (Hinds County), 4%, 11/01/2042	500,000	504,925
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2031	1,000,000	1,127,900
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2032	1,000,000	1,124,760
Mississippi Development Bank Special Obligation (Vicksburg, Mississippi Sports Complex General Obligation Bond Project), BAM, 5%, 7/01/2048	1,000,000	1,096,080
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	150,000	158,869
State of California, 6%, 11/01/2039	700,000	730,233
State of Illinois, 5%, 11/01/2027	200,000	210,888
State of Illinois, “D”, 5%, 11/01/2028	195,000	205,315
State of Mississippi, “A”, 5%, 10/01/2028	1,000,000	1,146,440
State of Mississippi, “A”, 5%, 10/01/2033	1,000,000	1,153,270
State of Mississippi, “B”, 5%, 12/01/2033	1,000,000	1,140,720

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - continued
State of Mississippi, “D”, 4%, 12/01/2030	$1,000,000	$1,065,530
State of Mississippi, “F”, 5%, 11/01/2029	650,000	742,599
State of Mississippi, Capital Improvement Projects, “A”, 5%, 10/01/2030 (Prerefunded 10/01/2021)	1,000,000	1,084,720
		$15,210,490
General Obligations - Schools - 5.5%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	$20,000	$22,324
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	20,000	22,247
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	15,000	16,604
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	10,000	11,046
Lamar County, MS, School District, 5%, 9/01/2031 (Prerefunded 9/01/2023)	1,095,000	1,232,149
Mississippi Development Bank Special Obligation (Canton Public School District), AGM, 5%, 12/01/2031	1,000,000	1,124,600
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2031	500,000	553,270
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2032	500,000	553,000
Mississippi Development Bank Special Obligation (Hinds Community College District Capital Improvement Refunding Project), AGM, 4%, 10/01/2027	770,000	816,508
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/2035	1,020,000	539,457
		$4,891,205
Healthcare Revenue - Hospitals - 11.9%
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	$300,000	$308,307
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	500,000	546,930
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	325,000	338,897
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	380,000	406,285
Massachusetts Development Finance Agency Rev. (Partners Healthcare System Issue), “S”, 4%, 7/01/2041	535,000	537,440

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	$60,000	$64,067
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	20,000	21,244
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.75%, 10/01/2036	500,000	524,220
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,000,000	1,075,610
Mississippi Hospital Equipment & Facilities Authority Rev. (Clay County Medical Corp.), 5%, 10/01/2039	2,100,000	2,191,203
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), FHA, 5%, 2/01/2035	1,000,000	1,002,080
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), 5.25%, 1/01/2029	1,000,000	1,029,160
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	215,000	223,492
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	550,000	572,401
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	655,000	637,007
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	135,000	141,642
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	75,000	77,603
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	185,000	191,762
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	640,000	651,053
		$10,540,403
Industrial Revenue - Paper - 1.0%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	$750,000	$846,345
Miscellaneous Revenue - Other - 0.3%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	110,000	128,482

Issuer	Shares/Par	Value ($)
Miscellaneous Revenue - Other - continued
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	$85,000	$97,949
		$226,431
Multi-Family Housing Revenue - 1.1%
Mississippi Home Corp., Multifamily Rev. (Providence Place of Senatobia LLC), GNMA, 5.35%, 8/20/2048	$1,000,000	$1,021,710

Sales & Excise Tax Revenue - 3.9%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$640,000	$684,166
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	450,000	468,018
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	295,000	309,682
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	595,000	650,400
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	750,000	920,273
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	295,000	45,141
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	325,000	95,625
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	50,000	12,612
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,030,000	246,809
		$3,432,726
Single Family Housing - State - 1.7%
Mississippi Home Corp., Homeownership Mortgage Rev., “A”, 4.55%, 12/01/2031	$750,000	$762,270
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 3.75%, 12/01/2035	750,000	749,970
		$1,512,240
State & Local Agencies - 14.2%
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	$470,000	$479,235
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2032	25,000	28,095
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2033	25,000	27,986

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2034	$10,000	$11,142
Forest County, MS, Development Bank Special Obligation (Public Improvement Project), ASSD GTY, 5%, 3/01/2029 (Prerefunded 3/01/2019)	750,000	759,742
Jackson County, MS, Development Bank Special Obligations, ASSD GTY, 5.625%, 7/01/2039	1,000,000	1,026,790
Mississippi Development Bank Special Obligation, ASSD GTY, 4.75%, 10/01/2028	270,000	276,161
Mississippi Development Bank Special Obligation (Capital Projects), AGM, 5%, 7/01/2027	640,000	641,530
Mississippi Development Bank Special Obligation (Department of Corrections), “C”, 5.25%, 8/01/2027 (Prerefunded 8/01/2020)	1,000,000	1,058,100
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2023	345,000	368,222
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2024	360,000	382,950
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2025	380,000	402,770
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2029	500,000	542,905
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2030	500,000	541,655
Mississippi Development Bank Special Obligation (Harrison County), ASSD GTY, 4.75%, 10/01/2028 (Prerefunded 10/01/2019)	850,000	873,562
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5%, 7/01/2022	500,000	535,310
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5.375%, 7/01/2036	500,000	532,835
Mississippi Development Bank Special Obligation (Laurel Highway Refunding Project), “B”, 4%, 1/01/2022	735,000	770,567
Mississippi Development Bank Special Obligation (Mississippi Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project), 5%, 8/01/2027	750,000	861,810
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/2036	500,000	531,965
Mississippi Development Bank Special Obligation (Washington County Regional Correctional Facility), ASSD GTY, 4.75%, 7/01/2031 (Prerefunded 1/01/2020)	1,200,000	1,241,316

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
New York Dormitory Authority Rev., State Personal Income Tax, “A”, (Group C), 5%, 2/15/2041	$390,000	$433,606
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	280,000	278,698
		$12,606,952
Tax - Other - 3.7%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$125,000	$129,855
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	40,000	41,668
Mississippi Development Bank Special Obligation (Jackson Public School District Limited Tax Refunding Note Project) “B”, 5%, 10/01/2023	870,000	932,362
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	510,000	510,296
Puerto Rico Infrastructure Financing Authority Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2036	1,195,000	456,239
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	315,000	350,044
State of Mississippi, Gaming Tax Rev., “E”, 5%, 10/15/2030	750,000	835,942
		$3,256,406
Tobacco - 0.5%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$420,000	$461,290

Toll Roads - 0.6%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$160,000	$175,456
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	310,000	333,135
		$508,591
Transportation - Special Tax - 4.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	$1,135,000	$1,286,284
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	10,000	10,010
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	910,000	996,013
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	185,000	209,217
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	255,000	271,223

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	$555,000	$623,992
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2019	30,000	29,189
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2020	35,000	32,521
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	165,000	183,815
		$3,642,264
Universities - Colleges - 21.4%
Alcorn State University Educational Building Corp., Student Housing Rev., “A”, 5.125%, 9/01/2034 (Prerefunded 9/01/2019)	$1,000,000	$1,028,790
Alcorn State University Educational Building Corp., Student Housing Rev., “A”, 5.25%, 9/01/2039 (Prerefunded 9/01/2019)	920,000	947,517
Jackson State University, Educational Building Corp. Rev., “A-1”, 5%, 3/01/2034 (Prerefunded 3/01/2020)	1,500,000	1,563,465
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	920,000	1,117,984
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AAC, 5.5%, 12/01/2023	880,000	954,730
Mississippi State University, Educational Building Corp. Refunding Rev. (Mississippi State University Facilities Refinancing), “A”, 4%, 8/01/2043	600,000	610,710
Mississippi State University, Educational Building Corp. Rev. (Campus Improvement Project), 5%, 11/01/2027	400,000	455,608
Mississippi State University, Educational Building Corp. Rev. (Campus Improvement Project), 5%, 11/01/2028	350,000	397,933
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	1,000,000	1,137,540
Mississippi State University, Educational Building Corp. Rev. (Residence Hall Construction and Refunding Project), 5%, 8/01/2036 (Prerefunded 8/01/2021)	1,585,000	1,713,353
New York Dormitory Authority Rev. (New York University), “1”, AAC, 5.5%, 7/01/2040	590,000	744,480
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	15,000	14,965
S.M. Educational Building Corp. Rev. (Facilities Refinancing Project), 5%, 9/01/2034	480,000	539,256

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
S.M. Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 9/01/2035	$1,000,000	$1,119,740
The University of Mississippi Medical Center, Educational Building Corp. Rev., “A”, 5%, 6/01/2047	1,250,000	1,373,337
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 4%, 6/01/2047	1,000,000	989,850
University of Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 10/01/2029	500,000	572,165
University of Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 10/01/2030	500,000	570,255
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “C”, 4.75%, 11/01/2034 (Prerefunded 11/01/2019)	715,000	736,057
University of Southern Mississippi, COP (Parking Facilities Project), ASSD GTY, 5.125%, 9/15/2039 (Prerefunded 9/15/2019)	490,000	504,470
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 3/01/2028	1,745,000	1,968,918
		$19,061,123
Universities - Dormitories - 1.1%
Mississippi Business Finance Corp., Rev. (Statesman Housing LLC Project), “A”, 4.75%, 6/01/2039 (Prerefunded 6/01/2019)	$1,000,000	$1,018,150

Utilities - Investor Owned - 0.4%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$370,000	$390,217

Utilities - Municipal Owned - 2.8%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	$315,000	$342,849
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	75,000	80,996
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	85,000	91,653
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	155,000	158,677
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.7%, 7/01/2027 (Prerefunded 7/01/2019)	155,000	158,212
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.75%, 7/01/2028 (Prerefunded 7/01/2019)	100,000	102,109
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.85%, 7/01/2029 (Prerefunded 7/01/2019)	485,000	495,588

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), AGM, 5%, 3/01/2035	$500,000	$550,305
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	15,000	15,003
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	80,000	80,013
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	10,000	10,005
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	60,000	60,032
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	55,000	58,977
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	105,000	113,210
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	200,000	214,810
		$2,532,439
Utilities - Other - 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$185,000	$199,154
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	95,000	104,272
		$303,426
Water & Sewer Utility Revenue - 6.9%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$30,000	$32,562
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	285,000	302,339
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	145,000	155,668
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	30,000	32,485
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	30,000	32,033
Jackson County, MS, Utility Authority Rev. (Water and Wastewater Treatment System), AGM, 5%, 9/01/2040	2,000,000	2,178,920

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	$25,000	$27,153
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	30,000	32,258
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	15,000	16,406
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	35,000	38,071
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	750,000	886,853
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), “A”, AGM, 5%, 9/01/2023	1,220,000	1,306,242
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048	1,000,000	1,099,320
		$6,140,310
Total Municipal Bonds (Identified Cost, $86,312,100)		$88,209,967

Investment Companies (h) - 0.4%
Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $383,721)	383,773	$383,734

Other Assets, Less Liabilities - 0.4%		317,159
Net Assets - 100.0%		$88,910,860

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/18 (unaudited)

MFS NEW YORK MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.9%

Issuer	Shares/Par	Value ($)
Airport Revenue - 1.7%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	$450,000	$484,519
Chicago, IL, O’Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035	105,000	111,506
Dallas and Fort Worth, TX, International
Airport Rev., “B”, 5%, 11/01/2044	245,000	262,902
Dallas and Fort Worth, TX, International
Airport Rev., “C”, 5%, 11/01/2045	170,000	179,467
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2028	650,000	710,950
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2029	500,000	545,040
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	1,160,000	1,254,401
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	98,048
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	15,000	16,499
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	86,598
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	130,000	140,347
		$3,890,277
General Obligations - General Purpose - 4.7%
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	$45,000	$48,319
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	550,000	573,210
Commonwealth of Puerto Rico, Public
Improvement, “A-4”, AGM, 5%, 7/01/2031	165,000	170,924
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	105,000	110,864
Nassau County, NY, General Improvement, “B”, 5%, 4/01/2023	1,820,000	2,018,944
New York, NY, “B-1”, 5%, 12/01/2041	3,000,000	3,350,880
New York, NY, “E-1”, 6.25%, 10/15/2028 (Prerefunded 10/15/2018)	960,000	961,555
New York, NY, “E-1”, 6.25%, 10/15/2028	40,000	40,066
New York, NY, “J”, FGIC, 5.5%, 2/15/2026	5,000	5,015
Orange County, NY, Various Purposes, “A”, 2.25%, 3/15/2032	2,210,000	1,893,462
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	115,000	121,800

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - continued
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	$270,000	$270,305
State of Illinois, 5%, 11/01/2027	510,000	537,764
State of Illinois, “D”, 5%, 11/01/2028	450,000	473,805
		$10,576,913
Healthcare Revenue - Hospitals - 9.8%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2026	$450,000	$500,517
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2027	300,000	332,331
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2029	590,000	648,699
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems), “A”, 5%, 7/01/2044	1,000,000	1,075,270
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 5%, 11/01/2037	2,000,000	2,152,540
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	215,000	216,967
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	245,000	246,161
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	125,000	133,473
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	40,000	42,488
Monroe County, NY, Industrial Development Corp. Rev. (Rochester General Hospital Project), 5%, 12/01/2046	2,000,000	2,162,620
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2032	1,000,000	1,082,300
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	35,000	36,466
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	170,000	183,923
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035 (Prerefunded 2/15/2019)	1,495,000	1,519,339

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
New York Dormitory Authority Rev., Non-State Supported Debt (Hospital Special Surgery), FHA, 6.25%, 8/15/2034 (Prerefunded 8/15/2019)	$1,970,000	$2,042,457
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 7/01/2026	2,000,000	2,092,940
New York Dormitory Authority Rev., Non-State Supported Debt (NYU Hospitals Center), “A”, 5.5%, 7/01/2025 (Prerefunded 7/01/2020)	750,000	795,360
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 6.25%, 12/01/2037 (Prerefunded 12/01/2018)	750,000	755,370
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), “A”, 5%, 12/01/2035	800,000	870,264
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2/15/2023	1,000,000	1,026,590
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	1,290,000	1,391,897
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/2028 (Prerefunded 7/01/2021)	145,000	156,406
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/2028	855,000	912,790
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	165,000	170,727
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	395,000	409,437
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030 (Prerefunded 11/01/2020)	870,000	940,000
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030	130,000	138,728
		$22,036,060
Healthcare Revenue - Long Term Care - 2.2%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson’s Ferry Project), 5.25%, 11/01/2036	$1,000,000	$1,120,720
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Orchard Park CCRC, Inc. Project), 5%, 11/15/2037	750,000	795,555
Suffolk County, NY, Economic Development Corp. Rev. (Peconic Landing at Southold, Inc.), 6%, 12/01/2040	1,000,000	1,061,700
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Kendal at Ithaca, Inc. Project), “A”, 5%, 7/01/2044	915,000	968,253

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	$95,000	$104,303
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	180,000	198,083
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance (Westminster Manor Health), 7%, 11/01/2030	20,000	21,046
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	470,000	452,018
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	20,000	20,980
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	130,000	136,828
		$4,879,486
Human Services - 0.3%
New York Dormitory Authority Rev., Non-State Supported Debt (NYSARC, Inc.), “A”, 6%, 7/01/2032 (Prerefunded 7/01/2019)	$705,000	$726,108

Industrial Revenue - Airlines - 1.9%
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	$1,000,000	$1,038,130
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2036	3,000,000	3,266,100
		$4,304,230
Industrial Revenue - Other - 1.1%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$1,000,000	$1,214,130
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 3/01/2024	1,000,000	1,151,550
		$2,365,680
Industrial Revenue - Paper - 0.6%
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 4.5%, 1/01/2025	$1,200,000	$1,296,120
Miscellaneous Revenue - Other - 7.7%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 7/15/2040 (Prerefunded 1/15/2020)	$1,750,000	$1,847,125

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Miscellaneous Revenue - Other - continued
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$205,000	$217,134
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	315,000	332,662
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	1,940,000	2,015,466
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	1,500,000	1,630,110
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,665,000	1,802,995
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	2,500,000	2,606,825
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/2044	1,000,000	1,068,030
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	3,000,000	3,177,150
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	1,000,000	1,063,610
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,000,000	1,060,380
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	205,000	239,444
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	170,000	195,898
		$17,256,829
Multi-Family Housing Revenue - 4.3%
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “B”, 3.7%, 11/01/2038	$1,450,000	$1,411,822
New York Housing Finance Agency Affordable Housing Rev., “D”, 5%, 11/01/2040	1,520,000	1,530,412
New York Housing Finance Agency Affordable Housing Rev., “D”, FNMA, 3.2%, 11/01/2046	545,000	479,387
New York Housing Finance Agency Rev., “A”, 5.1%, 8/15/2041	685,000	685,486
New York Housing Finance Agency Rev., “A”, 5.25%, 11/01/2041	1,000,000	1,015,320
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	750,000	769,223

Issuer	Shares/Par	Value ($)
Multi-Family Housing Revenue - continued
New York, NY, City Housing Development Corp., Multifamily Housing Rev., “L-1”, 4.8%, 11/01/2035	$1,000,000	$1,017,990
New York, NY, Housing Development Corp., Multifamily Housing Rev. (Sustainable Neighborhood Bonds), “C-1-A”, 3.95%, 11/01/2048	2,810,000	2,804,998
		$9,714,638
Port Revenue - 1.9%
Port Authority of NY & NJ (205th Series), 5%, 11/15/2042	$2,000,000	$2,259,080
Port Authority of NY & NJ (211th Series), 4%, 9/01/2043	2,000,000	2,047,700
		$4,306,780
Sales & Excise Tax Revenue - 1.5%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	$1,000,000	$1,041,090
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,365,000	1,492,095
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	10,000	10,286
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	660,000	100,993
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	770,000	226,557
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	115,000	29,008
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	2,320,000	555,918
		$3,455,947
Secondary Schools - 2.7%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$1,076,050
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	750,000	694,132
Build NYC Resource Corp. Rev. (The Chapin School Ltd. Project), 5%, 11/01/2047	1,000,000	1,208,080
Build NYC Resource Corp. Rev. (The Packer Collegiate Institute Project), 5%, 6/01/2040	675,000	734,683
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	535,000	559,696
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2034	450,000	496,854

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Secondary Schools - continued
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2035	$500,000	$550,570
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2036	645,000	708,320
		$6,028,385
Single Family Housing - State - 0.9%
New York Mortgage Agency Rev., “212”, AMT, 3.7%, 10/01/2033	$2,000,000	$1,954,900

State & Local Agencies - 10.8%
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.305% (LIBOR - 3mo. + 0.75%), 6/01/2037	$1,430,000	$1,319,490
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	30,000	33,442
New York City Educational Construction Fund Rev., “A”, 5.75%, 4/01/2033	1,860,000	2,014,864
New York Dormitory Authority Rev. (State University), “B”, FGIC, 5.25%, 5/15/2019	40,000	40,838
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 10/01/2020	2,000,000	2,117,300
New York Dormitory Authority Rev., State Personal Income Tax, “A”, (Group C), 5%, 2/15/2037	1,000,000	1,117,670
New York Dormitory Authority Rev., State Personal Income Tax, “A”, (Group C), 5%, 2/15/2041	3,000,000	3,335,430
New York Dormitory Authority Rev., State Personal Income Tax, “D”, 5%, 2/15/2040	830,000	889,677
New York Urban Development Corp., State Personal Income Tax Rev., “C”, 5%, 3/15/2034	2,000,000	2,284,980
New York Urban Development Corp., State Personal Income Tax Rev., “D”, 5.625%, 1/01/2028	2,000,000	2,018,460
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-2A”, 5%, 7/15/2040	2,000,000	2,129,240
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 1/15/2039	2,000,000	2,018,020
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5%, 7/15/2043	3,000,000	3,375,300
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, 5%, 1/15/2032	1,000,000	1,008,180
United Nations Development Corp., “A”, 5%, 7/01/2026	500,000	510,715
		$24,213,606

Issuer	Shares/Par	Value ($)
Tax - Other - 11.9%
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	$4,000,000	$1,063,520
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	270,000	280,487
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	90,000	93,753
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	300,000	329,913
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	185,000	202,897
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	190,000	207,678
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	100,000	109,083
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	300,000	324,612
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/2042	2,000,000	2,231,320
Hudson Yards, NY, Infrastructure Corp. Rev., Unrefunded Balance, “A”, 5.75%, 2/15/2047	1,140,000	1,227,415
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	1,860,000	2,021,931
New York, NY, City Transitional Finance Authority Rev., “A-1”, 5%, 5/01/2032	825,000	935,517
New York, NY, City Transitional Finance Authority Rev., “A-3”, 4%, 8/01/2043	3,000,000	3,049,050
New York, NY, City Transitional Finance Authority Rev., “B-1”, 4%, 8/01/2042	2,000,000	2,034,200
New York, NY, City Transitional Finance Authority Rev., “D”, 5%, 2/01/2027	3,000,000	3,189,030
New York, NY, City Transitional Finance Authority Rev., “E-1”, 5%, 2/01/2035	2,300,000	2,600,541
New York, NY, City Transitional Finance Authority Rev., “E-1”, 5%, 2/01/2043	2,500,000	2,784,125
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	350,000	350,203
Puerto Rico Infrastructure Financing Authority Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2036	3,020,000	1,153,006
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	425,000	463,764
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	1,215,000	1,341,992
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	715,000	794,544
		$26,788,581
Tobacco - 1.9%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037	$765,000	$795,700

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tobacco - continued
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$355,000	$389,900
New York Counties Tobacco Trust II, 5.625%, 6/01/2035	80,000	80,274
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5%, 6/01/2032	750,000	799,230
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	1,000,000	1,087,830
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2036	1,000,000	1,084,760
		$4,237,694
Toll Roads - 3.4%
Buffalo & Fort Erie Public Bridge Authority Toll System Rev., 5%, 1/01/2042	$1,000,000	$1,111,900
Buffalo & Fort Erie Public Bridge Authority Toll System Rev., 5%, 1/01/2047	1,000,000	1,108,110
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5.25%, 1/01/2056	2,000,000	2,218,160
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 1/01/2028 (Prerefunded 1/01/2022)	1,000,000	1,095,160
Triborough Bridge & Tunnel Authority Rev., NY, “A-2”, 5%, 11/15/2029 (Prerefunded 11/15/2018)	750,000	752,903
Triborough Bridge & Tunnel Authority Rev., NY, Unrefunded Balance, “A-2”, 5%, 11/15/2029	1,250,000	1,254,762
		$7,540,995
Transportation - Special Tax - 4.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	$275,000	$310,997
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NATL, 4.75%, 7/01/2038	255,000	253,406
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	275,000	284,556
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	25,000	25,024
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,290,000	1,411,931
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	1,105,000	1,249,644
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	545,000	579,673

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	$1,255,000	$1,411,009
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	150,000	161,107
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	105,000	112,593
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2019	70,000	68,109
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2020	80,000	74,333
Commonwealth of Puerto Rico Highway & Transportation Authority Unrefunded Rev., “A”, NATL, 5%, 7/01/2038	40,000	40,006
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), “C-1”, 4%, 11/15/2037	2,000,000	2,030,300
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 11/15/2028 (Prerefunded 11/15/2018)	1,495,000	1,503,447
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 11/15/2028 (Prerefunded 11/15/2018)	125,000	125,706
Metropolitan Transportation Authority Unfunded Rev., NY, “C”, 6.5%, 11/15/2028	380,000	382,124
		$10,023,965
Universities - Colleges - 15.5%
Albany, NY, Capital Resource Corp. Rev. (Albany College of Pharmacy Project), “A”, 5%, 12/01/2033	$125,000	$135,525
Albany, NY, Capital Resource Corp. Rev. (The College of Saint Rose), “A”, 5.625%, 7/01/2031	1,000,000	1,036,010
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	1,000,000	1,069,200
Build NYC Resource Corp. Rev. (Manhattan College Project), 5%, 8/01/2047	2,000,000	2,195,820
Dobbs Ferry, NY, Local Development Corp. (Mercy College Project), 5%, 7/01/2039	1,000,000	1,094,310
Dutchess County, NY, Local Development Corp. Rev. (Vassar College Project), 5%, 7/01/2042	1,500,000	1,681,410
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), “B”, 5.25%, 2/01/2039	500,000	504,720
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2028	1,000,000	1,066,760
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2047 Hempstead, NY, Local Development Corp.	2,000,000	2,209,980
Rev. (Molloy College Project), 5%, 7/01/2036	675,000	734,764

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/ Par	Value ($)
Universities - Colleges - continued
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2038	$480,000	$518,050
Illinois Finance Authority Rev. (Roosevelt University), 6.25%, 4/01/2029	1,945,000	2,023,656
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “B”, 5.25%, 4/01/2029	1,325,000	1,553,947
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2023 (Prerefunded 7/01/2021)	500,000	540,725
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2024 (Prerefunded 7/01/2021)	1,000,000	1,081,450
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2030	1,000,000	1,131,080
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2037	1,000,000	1,133,890
New York Dormitory Authority Rev. (Columbia University), “B”, 5%, 10/01/2038	1,000,000	1,155,280
New York Dormitory Authority Rev. (New York University), “A”, 4%, 7/01/2041	1,500,000	1,537,710
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), 5.75%, 7/01/2033	600,000	613,194
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai School of Medicine of New York University), 5.125%, 7/01/2039 (Prerefunded 7/01/2019)	2,000,000	2,047,720
New York Dormitory Authority Rev., Non-State Supported Debt (The New School), “A”, 5%, 7/01/2032	1,000,000	1,127,210
New York Dormitory Authority Rev., Non-State Supported Debt (The New School), “A”, 5%, 7/01/2036	500,000	555,950
Onondaga, NY, Civic Development Corp. Refunding Rev. (Le Moyne College Project), 5%, 1/01/2043	740,000	802,641
Onondaga, NY, Civic Development Corp. Rev. (Le Moyne College Project), 5.375%, 7/01/2040	2,000,000	2,075,660
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	80,000	73,400
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	135,000	121,162
Schenectady County, NY, Capital Resource Corp. Tax-Exempt Rev. (Union College Project), 5%, 1/01/2047	2,000,000	2,208,680

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Ithaca College Project), “A”, 5%, 7/01/2041	$1,000,000	$1,116,740
Troy, NY, Industrial Development Authority, Civic Facility Rev. (Rensselaer Polytechnic Institute), “E”, 5%, 9/01/2031	1,000,000	1,063,150
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (Sarah Lawrence College Project), “A”, 6%, 6/01/2041 (Prerefunded 6/01/2019)	595,000	610,881
		$34,820,675
Universities - Dormitories - 2.5%
Amherst, NY, Development Corporation, Student Housing Facility Refunding Rev. (UBF Facility/Student Housing Corp./Greiner and Hadley Projects at SUNY Buffalo) “A”, AGM, 5%, 10/01/2045	$1,000,000	$1,114,920
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 10/01/2041	2,000,000	2,140,880
Onondaga County, NY, Trust for Cultural Resources Rev., (Abby Lane Housing Corp. Project), 5%, 5/01/2040	1,000,000	1,080,290
Westchester County, NY, Local Development Corp. Rev. (Purchase Housing Corp. II Project), 5%, 6/01/2042	1,250,000	1,359,787
		$5,695,877
Utilities - Municipal Owned - 3.0%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	$515,000	$549,284
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	155,000	167,392
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	180,000	194,089
Long Island, NY, Power Authority, Electric Systems Rev., 5%, 9/01/2035	1,000,000	1,131,980
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6.25%, 4/01/2033 (Prerefunded 4/01/2019)	1,000,000	1,021,630
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	2,000,000	2,047,440
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	885,000	890,708
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	140,000	150,123
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	505,000	542,395
		$6,695,041

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Utilities - Other - continued
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	$1,085,000	$1,455,582
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	115,000	123,214
		$1,578,796
Water & Sewer Utility Revenue - 2.4%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	$190,000	$193,386
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	215,000	235,376
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	270,000	294,324
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	750,000	814,657
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	315,000	334,165
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	100,000	118,247

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “BB”, 5%, 6/15/2046	$1,000,000	$1,118,010
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “DD”, 5%, 6/15/2034	2,000,000	2,205,520
		$5,313,685
Total Municipal Bonds (Identified Cost, $215,954,610)		$219,701,268

Investment Companies (h) - 0.8%
Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $1,802,317)	1,802,434	$1,802,254

Other Assets, Less Liabilities - 1.3%		2,816,071
Net Assets - 100.0%		$224,319,593

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/18 (unaudited)

MFS NORTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.9%

Issuer	Shares/Par	Value ($)
Airport Revenue - 5.9%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 4.75%, 7/01/2028	$1,250,000	$1,304,300
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2032	1,245,000	1,391,524
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2036	3,000,000	3,212,670
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	1,000,000	1,110,540
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2047	2,000,000	2,213,140
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	860,000	925,971
Chicago, IL, O’Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035	195,000	207,082
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	440,000	472,151
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	305,000	321,985
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	2,185,000	2,202,764
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	3,440,000	3,577,290
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	2,000,000	2,237,940
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2037	2,000,000	2,228,500
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,445,000	1,578,128
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	175,000	190,648
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	195,000	214,486
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	150,000	162,371
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	240,000	259,102
		$23,810,592
General Obligations - General Purpose - 3.7%
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “G”, 3%, 9/01/2046	$3,110,000	$2,612,835
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	915,000	981,713

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - continued
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	$240,000	$252,744
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	265,000	279,800
Guilford, NC, General Obligation Public Improvement, “B”, 5%, 5/01/2030	1,665,000	1,957,923
Lee County, NC, Limited Obligation, 3.25%, 5/01/2035	1,000,000	952,950
Lee County, NC, Limited Obligation, 4%, 5/01/2036	500,000	519,775
Lee County, NC, Limited Obligation, 4%, 5/01/2037	855,000	884,592
Mecklenburg County, NC, Public Improvement, “A”, 4%, 4/01/2029	1,765,000	1,929,763
New Hanover County, NC, Public Improvement, “A”, 5%, 8/01/2030 (Prerefunded 8/01/2020)	2,000,000	2,107,260
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	625,000	661,956
State of Illinois, 5%, 11/01/2027	855,000	901,546
State of Illinois, “D”, 5%, 11/01/2028	805,000	847,585
		$14,890,442
General Obligations - Schools - 1.1%
San Mateo County, CA, (Redwood City School District) General Obligation Bonds, 3%, 8/01/2041	$1,675,000	$1,458,523
Wake County, NC, Limited Obligation, “A”, 4%, 8/01/2037	3,000,000	3,113,610
		$4,572,133
Healthcare Revenue - Hospitals - 19.9%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$1,435,000	$1,394,720
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5.25%, 1/15/2034	4,000,000	4,036,480
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2040	3,000,000	3,283,020
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	1,140,000	1,188,746
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	360,000	363,294
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	525,000	527,489
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	225,000	240,251

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	$85,000	$90,287
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	790,000	821,205
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	1,110,000	1,155,210
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	50,000	52,095
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2036	1,500,000	1,678,515
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2047	2,425,000	2,664,396
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	320,000	346,208
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.375%, 7/01/2026	2,000,000	2,155,760
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.5%, 7/01/2031	1,000,000	1,078,950
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County HealthCare System), 5.75%, 1/01/2035 (Prerefunded 1/01/2021)	800,000	863,552
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2035 (Prerefunded 6/01/2020)	1,620,000	1,699,915
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2042	2,420,000	2,607,574
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2042 (Prerefunded 6/01/2019)	3,500,000	3,572,100
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “D”, 4%, 6/01/2035	1,250,000	1,298,475
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), “A”, 5.25%, 11/01/2040	3,000,000	3,171,180
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2030	5,250,000	5,461,837
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2031	2,800,000	3,116,176

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2033	$3,000,000	$3,317,850
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	2,694,850
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2031	4,355,000	4,751,131
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2038	1,825,000	1,975,836
North Carolina Medical Care Commission, Health System Rev. (Mission Health Combined Group), 5%, 10/01/2034	1,300,000	1,309,360
North Carolina Medical Care Commission, Health System Rev. (Mission Health Combined Group), 5%, 10/01/2036	2,000,000	2,014,080
North Carolina Medical Care Commission, Health System Rev. (Mission Health Combined Group), 5%, 10/01/2036	1,565,000	1,576,268
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/2029	2,215,000	2,322,117
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5%, 6/01/2034	2,000,000	2,080,920
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2035	1,515,000	1,561,495
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2038	1,065,000	1,090,581
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	1,580,000	1,536,597
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	470,000	493,124
University of North Carolina Board of Governors, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	6,500,000	7,083,440
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	270,000	279,372
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	635,000	658,209
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	2,195,000	2,232,908
		$79,845,573
Healthcare Revenue - Long Term Care - 5.5%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 5%, 11/01/2037	$2,750,000	$3,003,660

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2031	$1,000,000	$1,104,790
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2036	800,000	875,576
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	1,500,000	1,563,840
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	1,000,000	1,043,530
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), “A”, 5%, 7/01/2047	1,000,000	1,052,760
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carolina Village Project), “B”, 5%, 4/01/2047	2,000,000	2,071,400
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,581,615
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2031	800,000	858,456
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,200,000	2,324,630
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	1,500,000	1,573,425
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2035	1,000,000	1,075,660
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 5.875%, 1/01/2031	480,000	495,787
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 6%, 1/01/2039	1,520,000	1,569,461
North Carolina Medical Care Commission, Retirement Facilities Rev. (The United Methodist Retirement Homes), “A”, 5%, 10/01/2033	1,590,000	1,683,524
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	35,000	36,715
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	220,000	231,554
		$22,146,383

Issuer	Shares/Par	Value ($)
Human Services - 0.3%
North Carolina Capital Facilities, Finance Agency Rev. (The Arc of North Carolina Projects), “A”, 5%, 10/01/2034	$1,000,000	$1,110,840

Industrial Revenue - Paper - 0.3%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), 5.7%, 5/01/2034	$1,000,000	$1,054,700

Miscellaneous Revenue - Other - 1.7%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2/01/2025	$1,000,000	$1,138,600
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	420,000	444,860
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	640,000	675,885
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	3,145,000	3,405,657
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	90,000	96,913
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	435,000	508,089
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	350,000	403,319
		$6,673,323
Multi-Family Housing Revenue - 0.1%
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 1/01/2022	$425,000	$426,577

Port Revenue - 0.3%
North Carolina Ports Authority Facilities Rev., “A”, 5.25%, 2/01/2040	$1,000,000	$1,034,000

Sales & Excise Tax Revenue - 1.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$1,675,000	$1,767,125
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	1,140,000	1,196,738
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	2,385,000	2,607,067
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	15,000	15,429
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	1,145,000	175,208

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	$1,340,000	$394,268
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	195,000	49,187
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	4,015,000	962,074
		$7,167,096
State & Local Agencies - 14.8%
Asheville, NC, Limited Obligation, 5%, 4/01/2028 (Prerefunded 4/01/2022)	$400,000	$439,200
Buncombe County, NC, Limited Obligation, 4%, 6/01/2034	1,700,000	1,787,652
Buncombe County, NC, Limited Obligation, 4%, 6/01/2035	1,465,000	1,534,368
Cabarrus County, NC, Limited Obligation, 5%, 6/01/2029	1,100,000	1,275,813
Cabarrus County, NC, Limited Obligation, 5%, 6/01/2031	1,000,000	1,151,560
Cabarrus County, NC, Limited Obligation, 4%, 6/01/2034	1,000,000	1,046,190
California Public Works Board Lease Rev. (Department of Corrections), “E”, AGM, 3%, 10/01/2036	2,545,000	2,405,509
Charlotte, NC, COP (NASCAR Hall of Fame),
“C”, 5%, 6/01/2039	5,130,000	5,219,211
Charlotte, NC, COP (Transit Projects), 5%, 6/01/2033	3,000,000	3,006,630
Charlotte, NC, COP (Transit Projects/Phase II), “B”, 5%, 6/01/2026	1,250,000	1,438,200
Charlotte, NC, COP, “E”, 5%, 6/01/2026	760,000	774,638
Charlotte, NC, COP, “E”, 5%, 6/01/2034	2,000,000	2,036,380
Chatham County, NC, Limited Obligation, 4%, 11/01/2037	1,750,000	1,808,695
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	1,965,000	2,003,612
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2032	115,000	129,236
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2033	100,000	111,943
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2034	45,000	50,140
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.305% (LIBOR - 3mo. + 0.75%), 6/01/2037	2,310,000	2,131,483
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2034	2,000,000	2,100,980
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2035	1,240,000	1,297,251

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2036	$1,375,000	$1,432,571
Durham, NC, Limited Obligation, 4%, 4/01/2035	1,270,000	1,325,105
Durham, NC, Limited Obligation, 4%, 4/01/2037	3,000,000	3,105,570
Harnett County, NC, COP, ASSD GTY, 5%, 6/01/2029 (Prerefunded 6/01/2019)	400,000	408,104
Mecklenburg County, NC, COP, “A”, 5%, 2/01/2028 (Prerefunded 2/01/2019)	350,000	353,686
Nash County, NC, Limited Obligation, ASSD GTY, 5%, 10/01/2030 (Prerefunded 10/01/2020)	2,000,000	2,114,480
North Carolina Capital Improvement Obligation, “A”, 5%, 5/01/2026 (Prerefunded 5/01/2019)	1,450,000	1,476,230
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/2024 (Prerefunded 10/01/2021)	750,000	813,540
Pitt County, NC, Limited Obligation, “A”, 5%, 4/01/2035 (Prerefunded 4/01/2020)	2,000,000	2,089,280
Salisbury, NC, COP, ASSD GTY, 5.625%, 3/01/2026	1,000,000	1,013,710
Scotland County, NC, Limited Obligation, 5%, 12/01/2033	210,000	242,569
Scotland County, NC, Limited Obligation, 5%, 12/01/2034	1,000,000	1,150,400
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	2,530,000	2,789,780
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2009”, 5%, 6/01/2032 (Prerefunded 6/01/2019)	3,000,000	3,061,800
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2010”, 5%, 1/01/2033 (Prerefunded 1/01/2020)	6,000,000	6,225,000
		$59,350,516
Tax - Other - 1.5%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$420,000	$436,313
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	145,000	151,046
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	2,415,000	2,416,401
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	760,000	829,320
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	1,990,000	2,211,387
		$6,044,467
Tax Assessment - 0.2%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040	$1,000,000	$969,660

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tobacco - 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037	$1,295,000	$1,346,969
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,975,000	2,169,162
		$3,516,131
Toll Roads - 2.0%
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	$2,000,000	$2,148,540
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Rev., 5%, 1/01/2032	1,150,000	1,283,929
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Rev., AGM, 5%, 1/01/2039	2,600,000	2,883,062
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	595,000	652,477
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	1,160,000	1,246,571
		$8,214,579
Transportation - Special Tax - 3.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2028	$2,185,000	$2,490,594
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	930,000	1,050,714
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	435,000	450,116
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	65,000	65,062
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	3,660,000	4,005,943
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	970,000	1,031,712
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,620,000	1,796,645
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/2036	3,000,000	3,206,070
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2033	625,000	650,525
		$14,747,381
Universities - Colleges - 19.3%
East Carolina University, NC, General Rev., “A”, 4%, 10/01/2045	$2,195,000	$2,240,656

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Illinois Finance Authority Rev. (Roosevelt University), 6.25%, 4/01/2029	$2,000,000	$2,080,880
North Carolina Agricultural & Technical University Rev., “A”, 5%, 10/01/2035	3,075,000	3,439,972
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University), 5.25%, 3/01/2033	1,000,000	1,060,140
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 4%, 6/01/2034	1,370,000	1,366,780
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/2028 (Prerefunded 1/01/2019)	980,000	987,762
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/2029 (Prerefunded 1/01/2019)	865,000	871,851
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/2031 (Prerefunded 1/01/2019)	2,000,000	2,015,840
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/2038 (Prerefunded 1/01/2019)	1,000,000	1,007,920
North Carolina Capital Facilities, Finance Agency Refunding Rev. (Duke University), “B”, 4%, 10/01/2039	3,265,000	3,394,196
North Carolina Capital Facilities, Finance Agency Rev. (Davidson College), 5%, 3/01/2045	1,500,000	1,611,255
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 10/01/2038 (Prerefunded 4/01/2019)	2,500,000	2,538,925
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 5%, 10/01/2044	4,955,000	5,565,060
North Carolina Capital Facilities, Finance Agency Rev. (Wake Forest University), 4%, 1/01/2048	3,000,000	3,060,360
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	1,910,000	1,610,798
Pennsylvania Higher Educational Facilities Authority Rev., BAM, 3%, 6/15/2045	1,785,000	1,505,380
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	450,000	475,312
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 7/01/2020	2,180,000	2,190,508
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	170,000	155,975

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	$275,000	$246,812
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	115,000	102,063
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	55,000	48,056
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	735,000	807,184
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 4/01/2034 (Prerefunded 4/01/2019)	200,000	203,114
University of North Carolina, Charlotte, Rev., 5%, 4/01/2043	1,715,000	1,902,312
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2040	6,310,000	6,468,318
University of North Carolina, Greensboro, Refunding Rev., 4%, 4/01/2036	750,000	777,622
University of North Carolina, Greensboro, Rev., 5%, 4/01/2026 (Prerefunded 4/01/2021)	3,000,000	3,217,410
University of North Carolina, Greensboro, Rev., 4%, 4/01/2034	1,000,000	1,044,220
University of North Carolina, Greensboro, Rev., 4%, 4/01/2035	1,000,000	1,040,930
University of North Carolina, Greensboro, Rev., 4%, 4/01/2035	1,000,000	1,040,930
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	2,000,000	2,218,440
University of North Carolina, Raleigh, Rev., “A”, 5%, 10/01/2029	5,000,000	5,603,750
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “B”, 5.125%, 10/01/2034 (Prerefunded 10/01/2019)	2,000,000	2,063,220
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “C”, 5.5%, 10/01/2034 (Prerefunded 10/01/2019)	1,890,000	1,955,753
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 4/01/2024	1,615,000	1,692,278
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 4/01/2025	1,705,000	1,786,073
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	195,000	205,971
Western Carolina University, NC, General Obligation Rev., 5%, 10/01/2043	3,700,000	4,164,276
Winston Salem State University, NC, General Rev., AGM, 5%, 10/01/2042	2,470,000	2,761,929

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Winston-Salem State University, NC, General Rev., 5%, 4/01/2033	$1,000,000	$1,069,020
		$77,599,251
Universities - Dormitories - 1.6%
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 5%, 6/01/2028	$3,045,000	$3,445,600
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2032	500,000	526,285
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2033	400,000	418,256
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2034	500,000	520,075
Winston-Salem State University, NC, Student Housing Project Rev., 5%, 6/01/2029	1,550,000	1,675,891
		$6,586,107
Utilities - Municipal Owned - 1.9%
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	$520,000	$532,335
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2019)	1,780,000	1,794,098
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 5%, 1/01/2030	720,000	725,033
Puerto Rico Electric Power Authority Rev., “V”, AGM, 5.25%, 7/01/2027	2,345,000	2,614,112
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	240,000	257,354
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	340,000	366,999
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	415,000	447,449
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	880,000	945,164
		$7,682,544
Utilities - Other - 1.5%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$1,695,000	$2,318,370
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	1,055,000	1,083,348
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,290,000	1,477,437
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	805,000	851,199
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	255,000	273,215
		$6,003,569

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - 9.9%
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/2036 (Prerefunded 8/01/2021)	$4,410,000	$4,760,815
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 6/01/2040	1,250,000	1,383,400
Charlotte, NC, Water & Sewer Systems Rev., 4%, 7/01/2047	4,000,000	4,120,400
Durham County, NC, Enterprise Systems Rev., 5%, 6/01/2029 (Prerefunded 6/01/2021)	1,590,000	1,711,810
Fayetteville, NC, Public Works Commission Rev., “B”, 5%, 3/01/2035 (Prerefunded 3/01/2019)	1,750,000	1,772,505
Greensboro, NC, Enterprise Systems Rev., “A”, 4%, 6/01/2047	2,000,000	2,047,040
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, AGM, 5%, 11/01/2033 (Prerefunded 11/01/2018)	2,400,000	2,406,192
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	220,000	238,790
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	380,000	416,013
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	480,000	523,243
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,325,000	1,439,228
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,000,000	1,073,570
High Point, NC, Combined Enterprise System Rev., AGM, 5%, 11/01/2033 (Prerefunded 11/01/2018)	2,000,000	2,005,160
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	95,000	103,180
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	115,000	123,656
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	60,000	65,626

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	$140,000	$152,284
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2025	2,010,000	2,311,299
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2028	500,000	575,780
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2029	1,400,000	1,579,648
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2031	1,600,000	1,796,032
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.625%, 6/01/2030 (Prerefunded 6/01/2020)	500,000	529,330
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 6/01/2034 (Prerefunded 6/01/2019)	1,000,000	1,026,820
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.75%, 6/01/2036 (Prerefunded 6/01/2020)	800,000	848,560
Raleigh, NC, Combined Enterprise Systems Rev., “A”, 5%, 3/01/2029	3,145,000	3,475,728
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2034	700,000	740,425
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 6/01/2034 (Prerefunded 6/01/2019)	2,000,000	2,040,520
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2035	500,000	526,940
		$39,793,994
Total Municipal Bonds (Identified Cost, $388,542,478)		$393,239,858

Investment Companies (h) - 0.8%
Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $3,207,156)	3,207,531	$3,207,210

Other Assets, Less Liabilities - 1.3%		5,113,204
Net Assets - 100.0%		$401,560,272

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/18 (unaudited)

MFS PENNSYLVANIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.9%

Issuer	Shares/Par	Value ($)
Airport Revenue - 3.0%
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$215,000	$236,236
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	270,000	290,712
Chicago, IL, O’Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035	65,000	69,027
Philadelphia, PA, Airport Rev., “A”, AGM, 5%, 6/15/2040	2,000,000	2,076,660
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	750,000	831,713
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	55,000	59,918
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	65,000	71,495
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	45,000	48,711
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	80,000	86,367
		$3,770,839
General Obligations - General Purpose - 4.6%
Bucks County, PA, Northampton Township, General Obligation, 4%, 5/15/2043	$1,000,000	$1,012,340
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	325,000	338,715
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	315,000	337,967
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	100,000	103,590
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	75,000	78,983
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	90,000	95,026
Penn Hills, PA, Capital Appreciation, “D”, 0%, 12/01/2032	595,000	355,971
Puerto Rico Public Buildings Authority Government Facilities Rev., “I”, ASSD GTY, 5%, 7/01/2036	25,000	25,787
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	165,000	165,186
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2030	1,000,000	1,119,930
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2031	1,000,000	1,114,150
Township of Cranberry Butler County, PA, 5%, 10/01/2035	1,000,000	1,134,840
		$5,882,485

Issuer	Shares/Par	Value ($)
General Obligations - Schools - 11.3%
Allegheny County, PA, Deer Lakes School District, ASSD GTY, 5.375%, 4/01/2034 (Prerefunded 4/01/2019)	$1,275,000	$1,296,433
Beaver County, PA, Aliquippa School District, General Obligation, BAM, 4%, 12/01/2041	1,000,000	974,860
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	1,000,000	1,104,640
Carlisle, PA, School District, 5%, 9/01/2026 (Prerefunded 3/01/2022)	1,000,000	1,095,730
Centre County, PA, State College Area School District General Obligation, 5%, 5/15/2044	1,000,000	1,129,430
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2031	1,150,000	722,051
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2033	760,000	435,282
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	545,000	548,624
Montgomery County, PA, Springfield Township School District, General Obligation, 4%, 11/15/2037	1,500,000	1,538,280
Northampton County, PA, Area School District, “A”, 5%, 10/01/2033	1,000,000	1,086,600
Philadelphia, PA, School District, “F”, 5%, 9/01/2038	1,500,000	1,623,045
Reading, PA, School District, “A”, 5%, 4/01/2020	665,000	689,179
Scranton, PA, School District, “E”, BAM, 5%, 12/01/2034	1,000,000	1,106,760
Whitehall-Coplay, PA, School District Prerefunded, “A”, AGM, 5.375%, 11/15/2034 (Prerefunded 5/15/2019)	905,000	924,141
Whitehall-Coplay, PA, School District Unrefunded Balance, “A”, AGM, 5.375%, 11/15/2034	95,000	96,678
		$14,371,733
Healthcare Revenue - Hospitals - 18.1%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$1,500,000	$1,457,895
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 8/15/2029	1,000,000	1,025,240
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/2040	1,500,000	1,586,445
Butler County, PA, Hospital Authority Rev. (Butler Health System), 7.25%, 7/01/2039 (Prerefunded 7/01/2019)	500,000	519,390
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 5%, 11/15/2041	850,000	920,236

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 6.25%, 11/15/2041 (Prerefunded 11/15/2021)	$500,000	$562,000
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Jefferson Health System), “A”, 5%, 5/15/2040 (Prerefunded 5/15/2020)	735,000	770,427
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Jefferson Health System), “A”, 5%, 5/15/2040	265,000	275,356
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), 5.75%, 6/01/2020 (Prerefunded 6/01/2019)	255,000	261,472
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), 5.75%, 6/01/2020	260,000	266,302
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc. Project), 6.125%, 9/01/2040 (Prerefunded 9/01/2020)	305,000	327,906
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2043	1,000,000	1,089,020
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	705,000	747,504
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	500,000	498,645
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	500,000	530,875
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	165,000	166,510
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	150,000	150,711
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	390,000	416,976
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 5.75%, 6/01/2025 (Prerefunded 6/01/2020)	335,000	354,768
Lancaster County, PA, Hospital Authority Rev. (University of Pennsylvania Health System), “A”, 5%, 8/15/2036	1,000,000	1,122,090
Lycoming County, PA, Health Authority Rev. (Susquehanna Health System), “A”, 5.75%, 7/01/2039	750,000	771,128
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	80,000	85,422
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	25,000	26,555

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/2030	$500,000	$539,015
Montour County, PA, Geisinger Authority Health System Rev., “A”, 5.125%, 6/01/2034 (Prerefunded 6/01/2019)	1,000,000	1,020,610
Montour County, PA, Geisinger Authority Health System Rev., “A-1”, 5%, 2/15/2045	1,000,000	1,095,810
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	20,000	20,838
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5%, 8/15/2048	500,000	545,105
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), “A”, 5%, 7/01/2034	500,000	538,480
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (The Children’s Hospital of Philadelphia), “C”, 5%, 7/01/2025	1,000,000	1,073,660
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	810,000	873,982
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044	1,000,000	1,073,230
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 11/15/2033 (Prerefunded 11/15/2020)	500,000	529,785
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	155,000	162,626
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), “B”, 5.625%, 1/01/2032	500,000	547,930
Westmoreland County, PA, Industrial Development Authority Rev. (Excela Health Project), 5.125%, 7/01/2030	1,000,000	1,035,340
		$22,989,284
Healthcare Revenue - Long Term Care - 5.1%
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	$500,000	$512,555
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	500,000	514,230
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/2041	500,000	510,720
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039 (Prerefunded 1/01/2019)	450,000	454,775
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), Unrefunded Balance, 6.375%, 1/01/2039	50,000	50,416

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
East Hempfield Township, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2039	$750,000	$804,967
Lancaster County, PA, Hospital Authority Health Center Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/2045	500,000	524,155
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2035	500,000	538,550
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2036	260,000	285,649
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2037	250,000	273,453
Lancaster County, PA, Hospital Authority Rev. (Brethren Village Project), 5.125%, 7/01/2037	500,000	539,230
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 11/15/2029 (Prerefunded 11/15/2019)	250,000	261,898
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	400,000	401,120
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	500,000	516,780
Travis County, TX, Health Facilities
Development Corp. Rev. (Westminster Manor
Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	55,000	60,386
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	105,000	115,548
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance (Westminster Manor Health), 7%, 11/01/2030	10,000	10,523
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	10,000	10,490
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	70,000	73,676
		$6,459,121
Industrial Revenue - Environmental Services - 0.6%
Blythe Township, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037	$250,000	$259,580
Delaware County, PA, Industrial Development Authority Rev. (Covanta Project), “A”, 5%, 7/01/2043	500,000	504,370

Issuer	Shares/Par	Value ($)
Industrial Revenue - Environmental Services - continued
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 7/01/2019	$15,000	$15,036
		$778,986
Industrial Revenue - Other - 0.9%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/2031	$1,000,000	$1,181,910

Miscellaneous Revenue - Other - 1.2%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$145,000	$153,583
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	225,000	237,616
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	750,000	811,417
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	140,000	163,523
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	110,000	126,757
		$1,492,896
Multi-Family Housing Revenue - 1.8%
Pennsylvania Housing Finance Agency, Multifamily Housing Development (Country Commons Apartments), FNMA, 3.6%, 8/01/2035	$1,000,000	$992,520
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “I”, 5%, 12/01/2058	1,250,000	1,302,637
		$2,295,157
Sales & Excise Tax Revenue - 1.2%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$580,000	$611,900
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, AGM, 5%, 8/01/2040	65,000	66,646
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	400,000	61,208
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	195,000	63,581
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	155,000	48,010

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	$600,000	$176,538
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	220,000	61,492
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	475,000	126,127
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	70,000	17,657
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,395,000	334,270
		$1,567,429
Secondary Schools - 3.5%
Bucks County, PA, Industrial Development Authority Rev. (School Lane Charter School Project), “A”, 5.125%, 3/15/2046	$500,000	$525,345
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	500,000	514,080
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	345,000	360,925
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2037	500,000	506,240
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Charter School), 6.375%, 11/15/2040	500,000	511,910
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), 6%, 8/01/2035 (Prerefunded 8/01/2020)	665,000	710,074
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	500,000	510,905
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	400,000	415,824
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	400,000	433,640
		$4,488,943
State & Local Agencies - 6.4%
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	$655,000	$667,871
Commonwealth Financing Authority Rev., “A-2”, 5%, 6/01/2036	1,500,000	1,597,935

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2034	$1,000,000	$1,114,230
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.305% (LIBOR - 3mo. + 0.75%), 6/01/2037	745,000	687,426
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	500,000	511,430
Philadelphia, PA, Redevelopment Authority City Agreement Rev., “A”, 5%, 4/15/2028	1,000,000	1,093,050
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,000,000	1,081,280
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,255,000	1,383,863
		$8,137,085
Tax - Other - 3.3%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042	$500,000	$529,290
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	750,000	775,267
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	140,000	145,438
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	45,000	46,876
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	185,000	203,446
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	115,000	126,125
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	115,000	125,700
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	60,000	65,450
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	185,000	200,177
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	155,000	155,090
Puerto Rico Infrastructure Financing Authority Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2036	1,640,000	626,136
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	655,000	723,461
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	430,000	477,837
		$4,200,293
Tax Assessment - 0.4%
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	$500,000	$506,240

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tobacco - 0.6%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$755,000	$829,224

Toll Roads - 1.4%
Delaware River Port Authority Rev., 5%, 1/01/2029	$1,145,000	$1,274,179
Pennsylvania Turnpike Commission Rev., “A-1”, 5%, 12/01/2037	500,000	553,795
		$1,827,974
Transportation - Special Tax - 3.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	$155,000	$175,290
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	145,000	152,022
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	270,000	279,382
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	765,000	837,308
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	240,000	255,269
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	755,000	848,854
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	90,000	96,665
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	55,000	58,977
Commonwealth of Puerto Rico Highway & Transportation Authority Unrefunded Rev., “A”, NATL, 5%, 7/01/2038	20,000	20,003
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	215,000	239,516
Pennsylvania Turnpike Commission (Motor License Fund), “B”, 5%, 12/01/2030 (Prerefunded 12/01/2021)	1,000,000	1,089,260
		$4,052,546
Universities - Colleges - 13.8%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 5%, 3/01/2032	$500,000	$552,715
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2037	500,000	537,985
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.75%, 10/15/2040	500,000	523,825

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Commonwealth of Pennsylvania, State Public School Building Authority Rev. (Montgomery County Community College), 5%, 5/01/2033	$1,000,000	$1,119,870
Crawford County, PA, Industrial Development Authority, College Rev., “A”, 6%, 11/01/2031 (Prerefunded 5/01/2019)	250,000	255,782
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), “HH1”, 5%, 11/01/2039 (Prerefunded 11/01/2019)	300,000	309,471
Delaware County, PA, Authority University Rev. (Neumann University), 5.25%, 10/01/2031	565,000	584,464
Delaware County, PA, Authority University Rev. (Villanova University), 5.25%, 12/01/2031 (Prerefunded 12/01/2019)	350,000	362,887
Erie, PA, Higher Education Building Authority Rev. (Gannon University), “A”, 5.5%, 5/01/2040	1,000,000	1,031,080
Illinois Finance Authority Rev. (Roosevelt University), 6.25%, 4/01/2029	1,050,000	1,092,462
Northampton County, PA, General Purpose Authority College Rev. (Lafayette College), 4%, 11/01/2038	1,000,000	1,009,070
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 11/15/2033 (Prerefunded 5/15/2019)	500,000	511,115
Northeastern, PA, Hospital & Education Authority Rev. (Wilkes University), “B”, 5.25%, 3/01/2037	750,000	808,290
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	575,000	484,926
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/2041 (Prerefunded 11/01/2021)	500,000	560,460
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 8/15/2036	500,000	566,000
Philadelphia, PA, Authority for Industrial Development Rev. (Temple University), 5%, 4/01/2027	805,000	914,657
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2036	1,000,000	1,104,640
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	1,000,000	1,091,720
Philadelphia, PA, Authority for Industrial Development Rev. (University of the Sciences), “A”, 5%, 11/01/2042	750,000	819,945
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	95,000	85,263
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	25,000	25,087

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Washington County, PA, Industrial Development Authority College Rev. (Washington Jefferson College), 5.25%, 11/01/2030 (Prerefunded 5/01/2020)	$1,000,000	$1,050,940
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), 5%, 11/01/2035 (Prerefunded 11/01/2020)	1,000,000	1,058,510
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), “A”, 5%, 11/01/2026	1,000,000	1,126,710
		$17,587,874
Universities - Dormitories - 2.9%
Clarion County, PA, Industrial Development Authority Student Housing Rev. (Clarion University Foundation, Inc.), “A”, 5%, 7/01/2045	$1,000,000	$1,011,870
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	1,000,000	1,048,210
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 7/01/2043 (Prerefunded 7/01/2020)	1,000,000	1,065,810
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 6.25%, 10/01/2043 (Prerefunded 10/01/2021)	500,000	557,345
		$3,683,235
Utilities - Investor Owned - 2.0%
Clarion County, PA, Industrial Development Authority, Water Facility Rev. (Pennsylvania American Water Co.), 5.5%, 12/01/2039	$1,000,000	$1,037,450
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	415,000	437,676
Pennsylvania Economic Development Financing Authority, Water Facilities Rev. (Aqua Pennsylvania, Inc.), “A”, 5%, 10/01/2039	1,000,000	1,025,670
		$2,500,796
Utilities - Municipal Owned - 2.0%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	$315,000	$335,970
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	95,000	102,595
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	105,000	113,218
Philadelphia, PA, Gas Works Rev., 5%, 8/01/2031	500,000	558,055
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “9”, 5.25%, 8/01/2040 (Prerefunded 8/01/2020)	390,000	411,938
Philadelphia, PA, Gas Works Rev., Unrefunded Balance, (1998 General Ordinance), “9”, 5.25%, 8/01/2040	610,000	641,159

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	$75,000	$80,423
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	260,000	279,253
		$2,522,611
Utilities - Other - 1.9%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$545,000	$745,435
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2036	75,000	86,297
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2042	155,000	178,715
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	280,000	375,634
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	420,000	431,285
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	235,000	257,936
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	255,000	269,635
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	75,000	80,357
		$2,425,294
Water & Sewer Utility Revenue - 8.7%
Allegheny County, PA, Sanitation Authority Sewer Rev., AGM, 5%, 6/01/2040	$1,000,000	$1,049,720
Allegheny County, PA, Sanitation Authority Sewer Rev., BAM, 5%, 12/01/2030	500,000	564,015
Bucks County, PA, Water & Sewer Authority, Water System Rev., 5%, 12/01/2033 (Prerefunded 12/01/2021)	1,000,000	1,089,260
Canonsburg-Houston, PA, Joint Authority Sewer Rev., “A”, 5%, 12/01/2040	1,000,000	1,085,690
Capital Region Water Sewer System Rev., 5%, 7/15/2042	1,000,000	1,098,280
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2042	500,000	525,435
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	45,000	46,786
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	110,000	111,960
Erie, PA, Water Authority Rev., “A”, AGM, 5%, 12/01/2043	1,000,000	1,108,350
Erie, PA, Water Authority Rev., “D”, BAM, 4%, 12/01/2041	1,500,000	1,501,185
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	45,000	47,109
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	120,000	128,440
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	260,000	275,818

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	$500,000	$518,780
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 10/01/2037	1,000,000	1,119,840
St. Mary’s, PA, Water Authority Rev., 5.15%, 2/01/2030 (Prerefunded 2/01/2020)	750,000	780,345
		$11,051,013
Total Municipal Bonds (Identified Cost, $121,383,371)		$124,602,968

Investment Companies (h) - 1.8%

Issuer	Shares/Par	Value ($)
Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $2,281,825)	2,281,926	$2,281,697

Other Assets, Less Liabilities - 0.3%		418,672
Net Assets - 100.0%		$127,303,337

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/18 (unaudited)

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.9%

Issuer	Shares/Par	Value ($)
Airport Revenue - 3.4%
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2021	$2,000,000	$2,154,460
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	220,000	236,075
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	155,000	163,632
Horry County, SC, Airport Rev. (Myrtle Beach International Airport), “A”, 5%, 7/01/2040	2,250,000	2,344,703
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	1,120,000	1,129,106
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	98,048
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	10,000	10,999
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	75,000	81,185
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	120,000	129,551
		$6,347,759
General Obligations - General Purpose - 3.3%
Aiken County, SC, County Administration Building Project, 5%, 3/01/2025	$910,000	$991,463
Charleston County, SC, General Obligation Transportation Sales Tax, “C”, 3%, 11/01/2029	2,000,000	1,979,480
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “G”, 3%, 9/01/2046	1,460,000	1,226,604
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	495,000	515,889
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	45,000	48,281
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	65,000	67,703
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	145,000	150,206
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	50,000	52,793
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	105,000	111,209
State of Illinois, 5%, 11/01/2027	410,000	432,320
State of Illinois, “D”, 5%, 11/01/2028	415,000	436,953
		$6,012,901

Issuer	Shares/Par	Value ($)
General Obligations - Schools - 6.1%
Anderson County, SC, School District, “A”, 5%, 3/01/2026	$1,240,000	$1,447,663
Berkeley County, SC, General Obligation, “A”, 5%, 3/01/2024	1,000,000	1,136,680
Chesterfield County, SC, School District, 5%, 3/01/2025	1,000,000	1,088,490
Laurens County, SC, School District No. 56, ASSD GTY, 6.125%, 3/01/2033 (Prerefunded 3/01/2019)	1,000,000	1,017,390
Lexington County, SC, School District No. 1, “A”, 5%, 3/01/2023	1,030,000	1,148,821
Richland County, SC, School District No. 1, “A”, 5%, 3/01/2025	2,000,000	2,156,000
Richland County, SC, School District No. 1, “A”, 5%, 3/01/2029	3,000,000	3,227,850
		$11,222,894
Healthcare Revenue - Hospitals - 21.2%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$680,000	$660,912
California Health Facilities Financing Authority Rev. (Providence St. Joseph Health System), “A”, 3%, 10/01/2041	685,000	595,731
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	605,000	621,752
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc. Project), 6.125%, 9/01/2040 (Prerefunded 9/01/2020)	400,000	430,040
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	925,000	980,768
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, 5%, 11/01/2037	3,000,000	3,136,140
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 5/01/2020	2,330,000	2,408,661
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), “B”, 5%, 10/01/2031	1,950,000	2,093,325
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), 4%, 10/01/2036	1,500,000	1,504,500
Greenwood County, SC, Hospital Facilities Rev. (Self Regional Healthcare), 5.375%, 10/01/2039 (Prerefunded 10/01/2019)	1,000,000	1,032,860
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	550,000	583,963

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	$480,000	$500,525
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	155,000	156,418
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	180,000	180,853
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	605,000	646,848
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	865,000	926,588
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2031	1,000,000	1,023,710
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2032	1,000,000	1,021,380
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2035	1,000,000	1,079,730
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2036	1,000,000	1,076,320
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5%, 11/01/2026	500,000	526,340
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	400,000	415,800
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	445,000	463,125
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 1/01/2029 (Prerefunded 1/01/2019)	585,000	591,605
South Carolina Jobs & Economic Development Authority Hospital Rev. (Conway Hospital, Inc.), 5%, 7/01/2037	1,250,000	1,309,875
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Anmed Health), 5%, 2/01/2038	1,500,000	1,631,160
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2/01/2038 (Prerefunded 2/01/2019)	1,500,000	1,517,655
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	2,000,000	2,149,840
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	500,000	515,065
South Carolina Jobs & Economic Development Authority, Hospital Rev. (McLeod Health Projects), 4%, 11/01/2048	2,000,000	1,999,900

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 8/01/2039 (Prerefunded 8/01/2019)	$275,000	$283,536
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), “A”, 5.25%, 8/01/2030 (Prerefunded 8/01/2023)	1,000,000	1,135,090
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 4/15/2037 (Prerefunded 4/15/2022)	30,000	32,746
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 4/15/2037	1,970,000	2,076,183
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	3,340,000	3,248,250
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	105,000	108,645
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	255,000	264,320
		$38,930,159
Healthcare Revenue - Long Term Care - 2.1%
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	$750,000	$763,162
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	250,000	255,150
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	750,000	773,190
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036	1,000,000	1,019,810
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	1,000,000	1,024,340
		$3,835,652
Industrial Revenue - Paper - 0.6%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$1,000,000	$1,053,780
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	100,000	115,910
		$1,169,690
Miscellaneous Revenue - Other - 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	$45,000	$48,456

Port Revenue - 1.9%
South Carolina Port Authority Rev., 5%, 7/01/2028	$300,000	$335,805

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Port Revenue - continued
South Carolina Port Authority Rev., 5%, 7/01/2029	$450,000	$501,673
South Carolina Port Authority Rev., 5%, 7/01/2033	500,000	552,605
South Carolina Port Authority Rev., 5.25%, 7/01/2040 (Prerefunded 7/01/2020)	250,000	263,698
South Carolina Port Authority Rev., 4%, 7/01/2055	2,000,000	1,943,580
		$3,597,361
Sales & Excise Tax Revenue - 1.7%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$1,315,000	$1,405,748
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	725,000	754,029
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, AGM, 5%, 8/01/2040	95,000	97,406
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	595,000	91,047
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	660,000	194,192
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	100,000	25,224
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	2,080,000	498,410
		$3,066,056
Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	$220,000	$229,640

Single Family Housing - State - 1.0%
South Carolina Housing, Finance & Development Authority Rev., “A”, 3.75%, 7/01/2043	$1,000,000	$962,430
South Carolina Housing, Finance & Development Authority Rev., “A”, 3.8%, 1/01/2049	1,000,000	954,900
		$1,917,330
State & Local Agencies - 11.4%
Berkeley County, SC, School District Special Obligation, 5%, 12/01/2021	$1,000,000	$1,083,500
Charleston County, SC, Special Source Rev., “C”, 5%, 12/01/2021	1,000,000	1,086,370
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 12/01/2030	3,595,000	4,001,918
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2032	55,000	61,808

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2033	$45,000	$50,374
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2034	25,000	27,856
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.305% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,330,000	1,227,218
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (Greenwood School District No. 50), BAM, 5%, 12/01/2028	3,000,000	3,396,990
Los Angeles County, CA, Public Works Financing Authority Lease Rev., “D”, 5%, 12/01/2032	1,140,000	1,308,104
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	35,000	39,016
New York Dormitory Authority Rev., State Personal Income Tax, “A”, (Group C), 5%, 2/15/2041	795,000	883,889
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	2,000,000	1,990,700
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2028	2,000,000	2,241,180
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,115,000	1,229,488
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2026	1,000,000	1,119,140
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2027	1,195,000	1,330,872
		$21,078,423
Tax - Other - 5.5%
Greenville County, SC, Hospitality Tax Rev., AGM, 5%, 4/01/2022	$1,025,000	$1,088,458
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/2029 (Prerefunded 4/01/2020)	750,000	780,158
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/2030 (Prerefunded 4/01/2020)	500,000	520,105
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	180,000	186,991
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	60,000	62,502
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	285,000	313,417
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	180,000	197,413

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tax - Other - continued
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	$180,000	$196,747
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	95,000	103,629
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	285,000	308,381
Myrtle Beach, SC, Tax Increment Refunding Bonds Rev. (Myrtle Beach Air Force Base Redevelopment Project Area), 5%, 10/01/2030	1,000,000	1,111,950
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	2,000,000	2,161,320
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	405,000	405,235
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	440,000	480,132
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	50,000	54,947
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	1,245,000	1,375,128
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	635,000	705,644
		$10,052,157
Tobacco - 0.5%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$850,000	$933,564

Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$275,000	$301,565
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	535,000	574,927
		$876,492
Transportation - Special Tax - 5.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$755,000	$791,565
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	470,000	531,006
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	20,000	20,019
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,340,000	1,466,657
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	480,000	510,537
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,125,000	1,264,849

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	$80,000	$88,723
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.5%, 7/01/2029	320,000	366,698
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	270,000	306,056
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	20,000	22,593
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	435,000	467,212
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	350,000	375,308
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	350,000	389,910
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2023	1,000,000	1,077,470
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2040	2,000,000	2,215,180
		$9,893,783
Universities - Colleges - 6.3%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, 5%, 4/01/2022	$1,205,000	$1,312,450
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	865,000	729,498
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	200,000	211,250
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	75,000	68,812
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	125,000	112,187
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	55,000	48,812
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	30,000	26,213
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	390,000	428,302

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
South Carolina Educational Facilities Authority (Wofford College), 5%, 4/01/2035	$1,565,000	$1,721,876
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/2028	700,000	795,340
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	30,000	30,104
University of South Carolina, Athletic Facilities Rev., “A”, 4%, 5/01/2035	365,000	379,023
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2035 (Prerefunded 5/01/2020)	830,000	867,740
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2035	170,000	177,080
University of South Carolina, Athletic Facilities Rev., “A”, 4%, 5/01/2036	400,000	413,476
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2036	440,000	499,004
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2037	1,560,000	1,761,708
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2040 (Prerefunded 5/01/2020)	1,665,000	1,740,708
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2040	335,000	348,688
		$11,672,271
Universities - Dormitories - 1.5%
University of South Carolina, Higher Education Rev., “A”, 5%, 6/01/2035 (Prerefunded 6/01/2020)	$2,555,000	$2,681,038

Utilities - Investor Owned - 0.5%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$800,000	$843,712

Utilities - Municipal Owned - 7.2%
Easley, SC, Combined Utility System Refunding Rev., AGM, 5.25%, 12/01/2031	$2,500,000	$2,513,875
Easley, SC, Combined Utility System Refunding Rev., ASSD GTY, 5%, 12/01/2034	2,325,000	2,390,658
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	145,000	156,593
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	170,000	183,306
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 1/01/2021	2,700,000	2,934,009
Piedmont, SC, Municipal Power Agency, “C”, AGM, 5%, 1/01/2030	1,000,000	1,061,010
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	115,000	123,316
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	410,000	440,360
South Carolina Public Service Authority Rev.,
“A”, 5.5%, 1/01/2038 (Prerefunded 1/01/2019)	2,305,000	2,325,975

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
South Carolina Public Service Authority Rev., “A”, 5%, 12/01/2049	$1,000,000	$1,045,540
		$13,174,642
Utilities - Other - 2.5%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$685,000	$936,922
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 9/01/2042 (Prerefunded 9/01/2022)	790,000	853,682
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	130,000	159,739
Rock Hill, SC, Utility Systems Rev., 5%, 1/01/2041	1,000,000	1,089,890
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	270,000	290,658
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	290,000	318,304
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	570,000	652,821
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	330,000	348,939
		$4,650,955
Water & Sewer Utility Revenue - 15.2%
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, 5%, 1/01/2035 (Prerefunded 1/01/2021)	$1,000,000	$1,065,350
Columbia, SC, Waterworks & Sewer System Rev., 4%, 2/01/2043	2,000,000	2,058,040
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5%, 2/01/2025 (Prerefunded 2/01/2021)	580,000	619,277
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5%, 2/01/2036	3,000,000	3,170,760
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	35,000	36,389
Dorchester County, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 10/01/2029 (Prerefunded 10/01/2019)	1,000,000	1,029,670
Greenville, SC, Renewable Water Resource Sewer Systems Rev., “A”, 5%, 1/01/2024 (Prerefunded 1/01/2020)	1,000,000	1,037,500
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	90,000	97,687
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	315,000	334,165
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	410,000	440,164
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2030	500,000	564,960
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2035	500,000	556,580
Lexington, SC, Waterworks & Sewer Systems Rev., 4%, 6/01/2041	2,000,000	2,053,220

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 1/15/2039 (Prerefunded 1/15/2020)	$2,000,000	$2,077,300
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	50,000	54,305
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	60,000	64,516
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	32,813
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	70,000	76,142
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2036	1,000,000	1,144,170
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2037	1,000,000	1,138,460

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
North Charleston, SC, Sewer District, 5%, 7/01/2039	$3,425,000	$3,791,612
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2033	1,000,000	1,087,260
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2034	2,000,000	2,231,760
Spartanburg, SC, Water System Refunding & Improvement Rev., “B”, 5%, 6/01/2039	1,000,000	1,122,350
Spartanburg, SC, Waterworks Rev., ASSD GTY, 5%, 6/01/2039 (Prerefunded 6/01/2019)	2,000,000	2,040,920
		$27,925,370
Total Municipal Bonds (Identified Cost, $178,274,767)		$180,160,305

Investment Companies (h) - 0.9%
Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $1,649,383)	1,649,559	$1,649,394

Other Assets, Less Liabilities - 1.2%		2,213,276
Net Assets - 100.0%		$184,022,975

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/18 (unaudited)

MFS TENNESSEE MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.4%

Issuer	Shares/Par	Value ($)
Airport Revenue - 5.1%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., 5%, 7/01/2037	$1,000,000	$1,108,110
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 7/01/2039	1,000,000	1,039,300
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “D”, 5%, 7/01/2025	1,000,000	1,063,200
Metropolitan Government of Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2035	1,100,000	1,212,233
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	680,000	685,528
		$5,108,371
General Obligations - General Purpose - 10.7%
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “G”, 3%, 9/01/2046	$850,000	$714,119
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	195,000	203,229
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	90,000	93,231
Johnson City, TN, 5%, 6/01/2031 (Prerefunded 6/01/2019)	1,000,000	1,020,130
Memphis, TN, General Improvement, 4%, 6/01/2041	1,000,000	1,015,810
Memphis, TN, General Improvement, “B”, 5%, 4/01/2031	1,000,000	1,116,230
Memphis, TN, General Improvement, “B”, 5%, 4/01/2034	1,025,000	1,140,261
Metropolitan Government of Nashville & Davidson County, TN, 5%, 7/01/2021	2,000,000	2,100,700
Pigeon Forge, TN, Industrial Development Board, Public Facilities, 5%, 6/01/2034	1,000,000	1,066,140
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	190,000	201,235
State of Illinois, 5%, 11/01/2027	235,000	247,793
State of Illinois, “D”, 5%, 11/01/2028	250,000	263,225
State of Tennessee, “A”, 5%, 10/01/2029 (Prerefunded 10/01/2021)	1,500,000	1,624,815
		$10,806,918
General Obligations - Schools - 2.0%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	$25,000	$27,905
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	25,000	27,808
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	20,000	22,139
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	10,000	11,047

Issuer	Shares/Par	Value ($)
General Obligations - Schools - continued
Williamson County, TN, School District, 5%, 4/01/2026	$740,000	$869,633
Williamson County, TN, School District, “A”, 4%, 3/01/2019	1,015,000	1,024,023
		$1,982,555
Healthcare Revenue - Hospitals - 21.5%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$370,000	$359,614
California Health Facilities Financing Authority Rev. (Providence St. Joseph Health System), “A”, 3%, 10/01/2041	400,000	347,872
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/2044	1,000,000	1,053,940
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	500,000	529,970
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 10/01/2033	1,000,000	1,003,500
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc. Project), 6.125%, 9/01/2040 (Prerefunded 9/01/2020)	295,000	317,155
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	680,000	720,997
Greenville, TN, Health and Educational Facilities Board Hospital Rev. (Ballad Health), “A”, 4%, 7/01/2040	1,000,000	981,410
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	405,000	422,318
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5%, 4/01/2028	1,500,000	1,676,835
Jackson, TN, Hospital Rev., Unfunded Balance, 5.625%, 4/01/2038	270,000	270,764
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	790,000	844,644
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	265,000	283,868
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2024	1,000,000	1,098,410
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2033	1,000,000	1,102,830

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 4/01/2036	$750,000	$802,462
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 9/01/2036	1,000,000	1,085,590
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2040	1,750,000	1,904,385
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 4%, 7/01/2047	1,500,000	1,489,770
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	60,000	64,067
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	25,000	26,555
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	510,000	530,145
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	100,000	108,190
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Credit Group), “C”, 5%, 11/15/2040	1,500,000	1,540,935
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “A”, 5%, 5/01/2035	1,500,000	1,687,980
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	420,000	408,463
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	170,000	178,364
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	785,000	798,557
		$21,639,590
Healthcare Revenue - Long Term Care - 3.9%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5%, 1/01/2047	$750,000	$769,822
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/2043	1,000,000	862,430
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Rev. (The Blakeford at Green Hills), 5%, 7/01/2037	1,000,000	1,041,840
Shelby County, TN, Health, Educational & Housing Facility Board (Trezevant Manor Project), “A’”, 5%, 9/01/2037	750,000	687,232

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
Shelby County, TN, Health, Educational & Housing Facility Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	$550,000	$567,474
		$3,928,798
Industrial Revenue - Other - 0.7%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$550,000	$667,771

Miscellaneous Revenue - Other - 6.2%
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 11/01/2029	$2,500,000	$2,586,150
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/2021	535,000	575,264
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/2023	1,205,000	1,346,467
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/2026	665,000	686,134
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	980,000	1,061,222
		$6,255,237
Sales & Excise Tax Revenue - 3.3%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$780,000	$833,828
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	480,000	506,400
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	300,000	314,931
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	725,000	792,505
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	2,890,000	442,228
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	390,000	114,750
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	60,000	15,134
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,255,000	300,723
		$3,320,499
Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	$130,000	$135,697

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Single Family Housing - State - 1.8%
Tennessee Housing Development Agency, Homeownership Program Rev., “2”, 4.55%, 7/01/2024	$790,000	$793,492
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 3.85%, 7/01/2043	1,000,000	978,060
		$1,771,552
State & Local Agencies - 8.4%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/2020	$700,000	$741,055
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/2024	1,000,000	1,054,020
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	560,000	571,004
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.305% (LIBOR - 3mo. + 0.75%), 6/01/2037	795,000	733,563
Memphis-Shelby County, TN, Economic Growth Engine Development Board Rev., “B”, 5%, 11/01/2030	1,500,000	1,718,445
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	335,000	333,442
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	665,000	733,282
Tennessee School Board Authority, Higher Education Facilities Second Program, “A”, 5%, 11/01/2043	1,000,000	1,091,920
Tennessee School Board Authority, Higher Education Facilities Second Program, “B”, 5%, 11/01/2045	1,285,000	1,438,249
		$8,414,980
Tax - Other - 3.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$150,000	$155,826
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	50,000	52,085
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	170,000	186,951
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	105,000	115,158
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	105,000	114,769
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	60,000	65,450
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	175,000	189,357

Issuer	Shares/Par	Value ($)
Tax - Other - continued
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project) “A”, 4.75%, 7/01/2027	$400,000	$418,028
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project) “A”, 5.5%, 7/01/2037	100,000	106,340
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	230,000	230,133
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	260,000	283,715
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	25,000	27,473
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	415,000	458,376
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	380,000	422,275
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	245,000	256,468
		$3,082,404
Tobacco - 0.7%
Illinois Railsplitter Tobacco Settlement
Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$200,000	$219,662
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/2031	495,000	495,871
		$715,533
Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$165,000	$180,939
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	320,000	343,882
		$524,821
Transportation - Special Tax - 3.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2028	$745,000	$849,196
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	280,000	316,344
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	15,000	15,014
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	765,000	837,308
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	270,000	287,177

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	$665,000	$747,666
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	40,000	44,362
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	160,000	181,366
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	70,000	75,184
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	90,000	96,508
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	200,000	222,806
		$3,672,931
Universities - Colleges - 8.8%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 10/01/2039	$500,000	$516,030
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	250,000	261,520
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/2028	500,000	542,820
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/2030	375,000	406,099
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 5%, 10/01/2041	1,000,000	1,067,160
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), 5%, 10/01/2034 (Prerefunded 10/01/2019)	535,000	550,606
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), 5%, 10/01/2034 (Prerefunded 10/01/2019)	1,965,000	2,024,304
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	520,000	438,542
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	120,000	126,750
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	20,000	19,953

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Shelby County, TN, Health, Educational & Housing Facility Board, Educational Facilities Rev. (Rhodes College), 4%, 8/01/2035	$605,000	$630,839
Shelby County, TN, Health, Educational & Housing Facility Board, Educational Facilities Rev. (Rhodes College), 4%, 8/01/2040	1,120,000	1,146,264
Shelby County, TN, Health, Educational & Housing Facility Board, Educational Facilities Rev. (Rhodes College), 5.5%, 8/01/2040 (Prerefunded 8/01/2021)	1,000,000	1,088,900
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	15,000	15,052
		$8,834,839
Universities - Dormitories - 0.5%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CDFI Phase I LLC, University of Tennessee at Chattanooga), 5%, 10/01/2035	$500,000	$531,825

Utilities - Municipal Owned - 6.4%
Citizens Gas Utility District, TN, Gas Rev., 5%, 5/01/2035 (Prerefunded 5/01/2019)	$580,000	$590,086
Citizens Gas Utility District, TN, Gas Rev. Unrefunded, 5%, 5/01/2035	420,000	425,930
Clarksville, TN, Electric System Rev., “A”, 5%, 9/01/2034 (Prerefunded 9/01/2020)	1,250,000	1,320,050
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	300,000	319,971
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040 (Prerefunded 10/01/2020)	470,000	501,288
Johnson City, TN, Energy Authority Electric System Rev., 5%, 5/01/2030	630,000	737,150
Memphis, TN, Electric Systems Rev., 5%, 12/01/2034	1,000,000	1,122,510
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “A”, 5%, 5/15/2037	1,000,000	1,140,280
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	65,000	69,700
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	230,000	247,032
		$6,473,997
Utilities - Other - 2.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	$70,000	$80,544
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2042	145,000	167,185
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	225,000	242,215
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	115,000	126,224
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	85,000	94,538
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,200,000	1,374,360
		$2,085,066

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - 9.0%
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2029 (Prerefunded 2/01/2023)	$1,000,000	$1,114,590
Clarksville, TN, Water, Sewer & Gas Rev., 4%, 2/01/2037	1,000,000	1,033,830
Clarksville, TN, Water, Sewer & Gas Rev., 4%, 2/01/2038	500,000	517,720
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	65,000	70,552
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	110,000	120,425
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	135,000	147,162
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	380,000	412,760
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	300,000	322,071
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., 5%, 7/01/2032	2,000,000	2,213,920
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	30,000	32,583
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	35,000	37,634
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	20,000	21,875

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	$45,000	$48,948
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	65,000	76,861
South Blount County, TN, Utility District Waterworks Rev., Prerefunded & Improvement, AGM, 5%, 12/01/2033 (Prerefunded 12/01/2019)	680,000	703,093
South Blount County, TN, Utility District Waterworks Rev., Unrefunded Balance & Improvement, AGM, 5%, 12/01/2033	1,460,000	1,506,501
Wilson County, TN, West Wilson Utility District Waterworks Rev., 5%, 6/01/2030	550,000	628,100
		$9,008,625
Total Municipal Bonds (Identified Cost, $97,549,166)		$98,962,009

Investment Companies (h) - 0.4%
Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $434,837)	434,881	$434,838

Other Assets, Less Liabilities - 1.2%		1,195,472
Net Assets - 100.0%		$100,592,319

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/18 (unaudited)

MFS VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 99.1%

Issuer	Shares/Par	Value ($)
Airport Revenue - 3.4%
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$510,000	$560,373
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	695,000	748,313
Chicago, IL, O’Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035	160,000	169,914
Metropolitan Washington, DC, Airport Authority Refunding Rev., “A”, 5%, 10/01/2037	1,000,000	1,120,240
Metropolitan Washington, DC, Airport Authority Refunding Rev., “A”, 5%, 10/01/2038	1,000,000	1,117,560
Metropolitan Washington, DC, Airport Authority Rev., “B”, 5%, 10/01/2027	980,000	1,108,164
Metropolitan Washington, DC, Airport Authority Rev., “B”, 5%, 10/01/2028	1,000,000	1,126,730
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/2023	2,000,000	2,145,100
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/2024	1,000,000	1,069,520
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,160,000	1,266,871
		$10,432,785
General Obligations - General Purpose - 7.4%
Chesapeake, VA, “B”, 5%, 6/01/2023	$1,930,000	$2,073,688
Chesterfield County, VA, Public Improvement, “A”, 4%, 1/01/2036	1,570,000	1,656,915
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “E”, 5%, 9/01/2037	1,000,000	1,146,360
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	790,000	823,338
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	240,000	248,616
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	925,000	974,117
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	110,000	116,144
Loudoun County, VA, General Obligation Public Improvement, “A”, 5%, 12/01/2022	3,000,000	3,336,180
Lynchburg, VA, Public Improvement, 5%, 12/01/2023	1,000,000	1,061,230
Lynchburg, VA, Public Improvement, 5%, 6/01/2026	1,000,000	1,134,620
Portsmouth, VA General Obligation Public Improvement, “A”, 5%, 2/01/2032 (Prerefunded 2/01/2023)	440,000	489,650
Portsmouth, VA General Obligation Public Improvement, “A”, 5%, 2/01/2032	60,000	66,248

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - continued
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	$170,000	$180,052
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	380,000	380,429
Richmond, VA, Public Improvement, “A”, 5%, 3/01/2028 (Prerefunded 3/01/2023)	220,000	246,165
Richmond, VA, Public Improvement, “D”, 5%, 3/01/2032	800,000	974,616
Richmond, VA, Public Improvement, “D”, 5%, 3/01/2033	1,000,000	1,220,790
State of Illinois, 5%, 11/01/2027	660,000	695,930
State of Illinois, “D”, 5%, 11/01/2028	655,000	689,650
Suffolk, VA, General Obligation, 5%, 12/01/2022	2,480,000	2,760,017
Virginia Beach, VA, Public Improvement, “B”, 5%, 4/01/2022	2,000,000	2,196,000
		$22,470,755
General Obligations - Schools - 0.1%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	$65,000	$72,553
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	70,000	77,863
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	55,000	60,882
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	25,000	27,616
		$238,914
Healthcare Revenue - Hospitals - 13.9%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$1,080,000	$1,049,684
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2040	2,000,000	2,023,480
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), 5.5%, 5/15/2035 (Prerefunded 5/15/2019)	530,000	541,485
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2044	2,000,000	2,174,100
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 4%, 5/15/2048	2,000,000	2,003,100
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “C”, 5%, 5/15/2025 (Prerefunded 5/15/2019)	500,000	509,460
Fairfax County, VA, Industrial Development Authority Health Care Rev., Unrefunded Balance, 5.5%, 5/15/2035 (Prerefunded 5/15/2019)	970,000	991,321

Portfolio of Investments (unaudited) - continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2031	$750,000	$818,603
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2033	1,000,000	1,087,120
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Medicorp Health System), 5.25%, 6/15/2019	1,125,000	1,147,489
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 11/01/2042	1,705,000	1,808,016
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 8/15/2020	795,000	837,715
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	970,000	1,011,477
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	375,000	378,431
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	395,000	396,872
Lynchburg, VA, Economic Development Authority Rev. (Centra Health), “A”, 5%, 1/01/2047	3,000,000	3,283,800
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	635,000	660,083
Norfolk, VA, Economic Development Authority Health Care Facilities Rev. (Sentara Healthcare), “B”, 5%, 11/01/2036	2,875,000	3,138,120
Norfolk, VA, Economic Development Authority Hospital Facilities Refunding Rev. (Sentara Healthcare), “B”, 4%, 11/01/2048	3,000,000	3,004,860
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), 5%, 7/01/2033	2,385,000	2,491,657
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health Systems), “B”, 5%, 7/01/2038 (Prerefunded 7/01/2020)	45,000	47,282
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health Systems), “B”, AGM, 5%, 7/01/2038	2,955,000	3,062,414
Virginia Small Business Financing Authority, Healthcare Facility Rev. (Sentra Healthcare), 5%, 11/01/2040	4,000,000	4,167,240
Washington County, VA, Industrial Development Authority, Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 7/01/2029 (Prerefunded 1/01/2019)	1,400,000	1,419,096

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	$220,000	$227,636
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	530,000	549,372
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2028	600,000	680,124
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2030	400,000	449,248
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/2044	2,000,000	2,136,640
		$42,095,925
Healthcare Revenue - Long Term Care - 3.9%
Albemarle County, VA, Economic Development Authority, Residential Care Facilities Rev. (Westminster-Canterbury Blue Ridge), “A”, 5%, 1/01/2042	$1,000,000	$1,026,060
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/2030	1,000,000	1,112,050
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 12/01/2038	750,000	749,070
Fairfax County, VA, Economic Development Authority, Residential Care Facilities (Goodwin House, Inc.), 5%, 10/01/2036	1,000,000	1,098,470
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Lifespire of Virginia.), “C”, 5%, 12/01/2037	765,000	802,210
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2024	395,000	418,680
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2025	385,000	405,355
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/2048	200,800	17,570
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), 4%, 1/01/2037	1,000,000	1,003,440
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5%, 1/01/2042	1,000,000	1,068,890
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/2046	500,000	521,345

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
Prince William County, VA, Industrial Development Authority, Residential Care Facilities Rev. (Westminster at Lake Ridge), 5%, 1/01/2037	$1,000,000	$1,058,070
Suffolk, VA, Economic Development Facilities First Mortgage Rev. (Lake Prince Center, Inc.), 5%, 9/01/2031	1,000,000	1,062,350
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	140,000	153,710
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	265,000	291,622
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance (Westminster Manor Health), 7%, 11/01/2030	25,000	26,308
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), ’’C’, 5%, 6/01/2042	1,000,000	1,039,940
		$11,855,140
Industrial Revenue - Environmental Services - 0.3%
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038)	$1,000,000	$1,022,810

Industrial Revenue - Other - 1.2%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$3,010,000	$3,654,531

Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	$100,000	$115,190
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	130,000	150,683
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	1,683,272	34
		$265,907
Miscellaneous Revenue - Other - 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	$80,000	$86,145

Multi-Family Housing Revenue - 6.7%
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 11/01/2031 (Put Date 11/01/2019)	2,360,000	2,367,481
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 6/01/2030	1,450,000	1,480,827
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5%, 6/01/2045	3,050,000	3,126,555

Issuer	Shares/Par	Value ($)
Multi-Family Housing Revenue - continued
Virginia Housing Development Authority Rev., Rental Housing, “D”, 3.7%, 10/01/2038	$3,000,000	$2,962,380
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.8%, 10/01/2039	3,000,000	3,032,400
Virginia Housing Development Authority Rev., Rental Housing, “F”, 4.8%, 4/01/2037	1,330,000	1,357,425
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5.1%, 1/01/2041	3,770,000	3,913,411
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5%, 4/01/2045	2,125,000	2,171,070
		$20,411,549
Port Revenue - 1.1%
Virginia Port Authority Facilities Rev, “A”, 5%, 7/01/2031 (Prerefunded 7/01/2025)	$3,000,000	$3,442,830

Sales & Excise Tax Revenue - 1.6%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$2,095,000	$2,239,576
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	1,320,000	1,372,853
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	40,000	41,143
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	930,000	142,309
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	1,050,000	308,941
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	160,000	40,358
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	3,250,000	778,765
		$4,923,945
Secondary Schools - 0.7%
Alexandria, VA, Industrial Development Authority, Educational Facilities Rev. (Episcopal High School), “A”, 5%, 1/01/2040 (Prerefunded 1/01/2020)	$1,900,000	$1,969,084

State & Local Agencies - 11.8%
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	$1,555,000	$1,585,556
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.305% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,955,000	1,803,918
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2033	500,000	560,050

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2034	$1,000,000	$1,119,510
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2035	1,250,000	1,420,225
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2036	1,000,000	1,132,200
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2037	750,000	845,580
Fairfax County, VA, Economic Development Authority Transportation Contract Rev. (Route 28 Projects), “B”, 2.875%, 4/01/2034	6,170,000	5,520,978
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 7/15/2035 (Prerefunded 7/15/2020)	1,000,000	1,067,430
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2036	3,205,000	3,570,947
Powhatan County, VA, 5%, 1/15/2032	2,500,000	2,587,550
Virginia College Building Authority, Educational Facilities Rev., 5%, 2/01/2023	2,140,000	2,385,222
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2/01/2029 (Prerefunded 2/01/2019)	1,500,000	1,515,750
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 9/01/2027	3,000,000	3,239,310
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “B”, 5%, 9/01/2020	3,000,000	3,166,380
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 8/01/2029 (Prerefunded 8/01/2019)	950,000	974,130
Virginia Public Building Authority, Public Facilities Rev., “B-3”, 4%, 8/01/2021	1,000,000	1,052,770
Virginia Public School Authority (1997
Resolution), “A”, 5%, 8/01/2019	1,175,000	1,204,257
Virginia Public School Authority (1997 Resolution), “A”, 5%, 8/01/2030 (Prerefunded 8/01/2020)	1,000,000	1,053,820
Virginia Resource Authority Infrastructure Rev. (Virginia Pooled Financing Program), “A”, 5%, 8/01/2029 (Prerefunded 8/01/2019)	100,000	102,456
		$35,908,039
Tax - Other - 1.7%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$365,000	$379,177
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	120,000	125,004

Issuer	Shares/Par	Value ($)
Tax - Other - continued
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	$375,000	$375,217
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	700,000	763,847
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	85,000	93,410
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	2,030,000	2,242,176
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	990,000	1,100,137
		$5,078,968
Tax Assessment - 0.8%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$750,000	$805,320
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045	1,000,000	1,045,310
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/2035	500,000	508,160
		$2,358,790
Tobacco - 1.5%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.75%, 6/01/2034	$275,000	$274,997
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	1,110,000	1,114,118
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	1,230,000	1,254,600
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,575,000	1,729,839
		$4,373,554
Toll Roads - 3.5%
Chesapeake Bay Bridge & Tunnel District First Tier General Resolution Rev., 5%, 7/01/2051	$3,000,000	$3,243,660
Metropolitan Washington, DC, Airports Authority Rev. Senior Lien (Dulles Toll Road), 5%, 10/01/2053	2,000,000	2,100,640
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 7/01/2034	2,500,000	2,635,800
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	465,000	509,919
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	905,000	972,540
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2049	1,000,000	1,068,550
		$10,531,109

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - 9.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	$50,000	$50,048
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,840,000	2,013,917
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	1,540,000	1,741,586
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	1,995,000	2,121,922
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,715,000	1,928,191
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.5%, 7/01/2029	505,000	578,695
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	685,000	735,724
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	570,000	611,217
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 4%, 5/15/2042	5,760,000	5,929,229
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, “A”, 4%, 5/15/2035	2,750,000	2,878,370
Virginia Port Authority Rev., 5%, 7/01/2030	1,000,000	1,122,600
Virginia Port Authority Rev., 5%, 7/01/2031	500,000	559,355
Virginia Port Authority, Port Fund Rev., 5%, 7/01/2032 (Prerefunded 7/01/2020)	1,200,000	1,261,896
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 7/01/2029 (Prerefunded 7/01/2019)	1,485,000	1,521,249
Washington, DC, Metropolitan Area Transit
Authority Gross Rev., “A”, 5.125%, 7/01/2032 (Prerefunded 7/01/2019)	1,365,000	1,397,050
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “B”, 5%, 7/01/2042	3,860,000	4,342,384
		$28,793,433
Universities - Colleges - 12.0%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/2026	$1,770,000	$1,701,678
Connecticut Health & Educational Facilities Authority Connecticut Rev. (Connecticut State University System Issue, Series P-1), 2.625%, 11/01/2032	1,765,000	1,491,337
Lexington, VA, Industrial Development Authority Educational Facilities Rev. (Washington and Lee Universities), “A”, 5%, 1/01/2043	1,000,000	1,137,050
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2030	615,000	639,815

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	$1,380,000	$1,163,823
Pennsylvania Higher Educational Facilities Authority Rev., BAM, 3%, 6/15/2045	1,450,000	1,222,857
Prince William County, VA, Industrial Development Authority Rev. (George Mason University Foundation Prince William Life Sciences Lab), 5.5%, 9/01/2034 (Prerefunded 9/01/2021)	1,000,000	1,094,110
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	370,000	370,381
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	230,000	206,425
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	595,000	653,435
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2034	1,000,000	1,099,190
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2043	2,000,000	2,152,120
University of Virginia (University Rev.), 5%, 9/01/2025	3,760,000	4,062,154
University of Virginia, General Rev. Pledge Refunding, “A”, 5%, 6/01/2043	685,000	754,527
University of Virginia, General Rev. Pledge Refunding, “B”, 5%, 4/01/2046	2,500,000	2,828,525
University of Virginia, Rector and Visitors General Pledge Rev. (Multi-Year Capital Project), “A”, 4%, 8/01/2048	2,000,000	2,058,980
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “A”, 5%, 7/01/2035	1,000,000	1,041,740
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	1,000,000	1,056,260
Virginia College Building Authority, Educational Facilities Rev. (Randolph-Macon College), 4%, 1/15/2041	1,600,000	1,595,248
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), “A”, 5%, 3/01/2021	2,115,000	2,261,168
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 4/01/2037	2,180,000	2,182,987
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NATL, 5.25%, 1/01/2031	1,000,000	1,178,400

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), “A”, 5%, 1/01/2040	$1,000,000	$1,110,110
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	2,500,000	2,821,275
Virginia Small Business Financing Authority, Educational Facilities Rev. (Roanoke College), 5.5%, 4/01/2033	500,000	516,680
		$36,400,275
Utilities - Municipal Owned - 3.6%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	$785,000	$837,257
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040 (Prerefunded 10/01/2020)	1,250,000	1,333,212
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	470,000	481,148
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	60,000	60,013
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	260,000	260,042
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	5,000	5,169
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	25,000	25,102
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	30,000	30,015
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	185,000	185,100
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	335,000	361,194
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	55,000	59,073
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2027	2,555,000	2,840,470
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2035	2,000,000	2,257,160
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2038	2,000,000	2,186,620
		$10,921,575
Utilities - Other - 1.1%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	$945,000	$970,392
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	555,000	597,463
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	290,000	318,304
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	215,000	241,402
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,140,000	1,305,642
		$3,433,203

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - 13.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$105,000	$109,167
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	265,000	269,722
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2028	1,000,000	1,091,640
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2041	3,000,000	3,410,940
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	60,000	62,812
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	175,000	187,308
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	295,000	322,957
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	375,000	408,784
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,045,000	1,135,089
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	620,000	657,721
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 5%, 10/01/2035	660,000	757,799
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2037	1,350,000	1,399,599
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2038	1,265,000	1,308,516
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	80,000	86,888
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	100,000	107,527
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	50,000	54,688
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	110,000	119,651
Norfolk, VA, Water Rev., 5%, 11/01/2028 (Prerefunded 5/01/2022)	985,000	1,083,736
Norfolk, VA, Water Rev., 5%, 11/01/2028	15,000	16,357
Norfolk, VA, Water Rev., 4.75%, 11/01/2038 (Prerefunded 11/01/2018)	1,000,000	1,002,430
Virginia Beach, VA, Water & Sewer System Rev., 5%, 10/01/2022	1,310,000	1,452,266

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Virginia Resources Authority, Clean Water Rev., 5%, 10/01/2031 (Prerefunded 10/01/2019)	$1,000,000	$1,030,280
Virginia Resources Authority, Infrastructure Rev., 5.25%, 11/01/2033	420,000	421,151
Virginia Resources Authority, Infrastructure Rev. (St. Moral, VA), 5%, 11/01/2040 (Prerefunded 11/01/2020)	1,240,000	1,315,417
Virginia Resources Authority, Infrastructure Rev. (St. Moral, VA), 5%, 11/01/2040	160,000	168,725
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/2025 (Prerefunded 11/01/2021)	260,000	282,698
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5.25%, 11/01/2033 (Prerefunded 11/01/2018)	175,000	175,495
Virginia Resources Authority, Infrastructure
Rev., Pooled Financing Program, 5.25%, 11/01/2033 (Prerefunded 11/01/2018)	2,405,000	2,411,806
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/2038 (Prerefunded 11/01/2018)	2,600,000	2,606,838
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025 (Prerefunded 11/01/2021) (u)	505,000	549,087
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025 (u)	740,000	802,989
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027 (Prerefunded 11/01/2021) (u)	3,645,000	3,963,208
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027 (u)	2,110,000	2,288,274
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028 (Prerefunded 11/01/2021) (u)	1,400,000	1,515,682

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028 (u)	$1,600,000	$1,734,688
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/2025	1,335,000	1,448,635
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2033	2,245,000	1,286,901
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2034	2,250,000	1,228,973
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2035	1,950,000	1,013,493
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2036	1,250,000	618,100
		$39,908,037
Total Municipal Bonds (Identified Cost, $298,215,395)		$300,577,303

Investment Companies (h) - 1.8%
Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $5,427,167)	5,427,751	$5,427,208

Other Assets, Less Liabilities - (0.9)%		(2,610,255)
Net Assets - 100.0%		$303,394,256

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/18 (unaudited)

MFS WEST VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.1%

Issuer	Shares/Par	Value ($)
Airport Revenue - 1.8%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$155,000	$166,326
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	110,000	116,126
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	745,000	751,057
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	470,000	513,301
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	60,000	65,365
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	70,000	76,995
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	55,000	59,536
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	85,000	91,765
		$1,840,471
General Obligations - General Purpose - 6.7%
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “G”, 3%, 9/01/2046	$860,000	$722,520
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	95,000	98,411
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	35,000	36,859
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	45,000	47,513
State of West Virginia, 4%, 6/01/2022	2,000,000	2,065,100
State of West Virginia, 4%, 6/01/2023	2,000,000	2,065,420
State of West Virginia, General Obligation Sate Road Bonds, “B”, 4%, 6/01/2043	2,000,000	2,033,640
		$7,069,463
General Obligations - Schools - 7.9%
Hancock County, WV, Board of Education, 4.5%, 5/01/2032	$1,405,000	$1,457,631
Monongalia County, WV, Board of Education, 5%, 5/01/2029	1,000,000	1,082,950
Monongalia County, WV, Board of Education, 5%, 5/01/2031	2,000,000	2,158,780
Putnam County, WV, Board of Education, 4%, 5/01/2020	2,500,000	2,573,425
Putnam County, WV, Board of Education, 4%, 5/01/2025	1,000,000	1,026,700
		$8,299,486

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - 16.2%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$380,000	$369,333
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	725,000	768,710
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	450,000	477,788
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	410,000	438,360
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	290,000	310,648
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 5.75%, 6/01/2025 (Prerefunded 6/01/2020)	340,000	360,063
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General Hospital), 6.5%, 7/01/2041	1,100,000	1,217,612
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	1,000,000	1,096,320
Princeton, WV, Hospital Rev. (Princeton Community Hospital), “A”, 5%, 5/01/2027	750,000	796,613
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	780,000	758,574
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), “A”, 4.125%, 1/01/2047	1,000,000	952,610
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/2028	1,000,000	1,070,650
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 9/01/2023	1,515,000	1,690,467
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	500,000	413,755
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,057,030
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,057,160
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 4%, 6/01/2035	1,500,000	1,512,765

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 5.5%, 6/01/2044	$1,460,000	$1,585,881
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 5%, 6/01/2042	1,000,000	1,086,290
		$17,020,629
Industrial Revenue - Other - 0.5%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$420,000	$509,934

Miscellaneous Revenue - Other - 9.6%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2020	$605,000	$632,509
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	140,000	148,287
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	215,000	227,055
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	580,000	602,562
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	545,000	590,170
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	155,000	181,043
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	120,000	138,281
West Virginia Economic Development Authority, Lottery Rev., “A”, 5%, 6/15/2040 (Prerefunded 6/15/2020)	2,475,000	2,597,760
West Virginia School Building Authority, “A”, 3%, 7/01/2033	2,000,000	1,905,520
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 7/01/2030	1,000,000	1,045,950
West Virginia, Higher Education Policy Commission Rev. (Community & Technology- Capital Improvement), 5%, 7/01/2039 (Prerefunded 7/01/2019)	1,200,000	1,227,528
West Virginia, Higher Education Policy Commission Rev. (Community & Technology- Capital Improvement), “A”, 5%, 7/01/2036	750,000	840,097
		$10,136,762
Sales & Excise Tax Revenue - 4.0%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$825,000	$881,933

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	$335,000	$351,673
Guam Government Business Privilege Tax Rev., “A”, 5.125%, 1/01/2042	790,000	822,137
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2031	1,000,000	1,209,340
Monongalia County, WV, Special District Excise Tax Rev., Refunding & Improvement Bonds (University Town Centre Economic Opportunity Development District), “A”, 5.5%, 6/01/2037	500,000	512,070
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	385,000	58,913
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	245,000	72,086
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	65,000	16,396
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,345,000	322,289
		$4,246,837
Single Family Housing - State - 1.0%
West Virginia Housing Development Fund, “A”, 3.8%, 11/01/2024	$115,000	$117,640
West Virginia Housing Development Fund, “A”, FHA, 3.9%, 11/01/2048	1,000,000	953,930
		$1,071,570
State & Local Agencies - 8.5%
California Public Works Board Lease Rev. (Department of Corrections), “E”, AGM, 3%, 10/01/2036	$835,000	$789,234
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	575,000	586,299
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/2034	545,000	555,785
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 5/01/2033	1,000,000	1,002,520
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), 5%, 6/01/2022	1,000,000	1,069,350
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), “A”, 5%, 6/01/2029	2,000,000	2,164,460
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/2025	645,000	646,645
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/2030	1,355,000	1,358,455

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
West Virginia Hospital Finance Authority Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/2034	$795,000	$796,105
		$8,968,853
Tax - Other - 2.7%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$160,000	$166,214
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	55,000	57,294
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	945,000	945,548
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	95,000	104,929
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	430,000	477,838
Virgin Islands Public Finance Authority Rev. (Gross Receipts), AGM, 5%, 10/01/2032	1,000,000	1,067,810
		$2,819,633
Tax Assessment - 1.4%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 6/01/2033	$455,000	$442,979
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4%, 6/01/2034	1,000,000	1,003,680
		$1,446,659
Tobacco - 0.6%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$620,000	$680,952

Toll Roads - 1.0%
West Virginia Parkways Authority, Turnpike Toll Rev., 4%, 6/01/2047	$1,000,000	$1,007,140

Transportation - Special Tax - 3.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$575,000	$602,847
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	755,000	826,363
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	225,000	254,452
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	340,000	361,631
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	760,000	854,475

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	$115,000	$123,516
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	220,000	245,087
		$3,268,371
Universities - Colleges - 15.8%
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/2023	$420,000	$454,692
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/2024	440,000	475,222
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/2026	840,000	940,220
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/2032	4,035,000	4,284,686
Marshall University, WV, University Rev., 5%, 5/01/2030	2,000,000	2,081,720
Marshall University, WV, University Rev., 5%, 5/01/2041	1,000,000	1,057,710
New York Dormitory Authority Rev. (New York University), “1”, AAC, 5.5%, 7/01/2040	555,000	700,316
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza), “A”, NATL, 5%, 7/01/2021	1,270,000	1,276,121
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	15,000	14,965
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	110,000	111,871
West Virginia University, University Systems Rev., “A”, NATL, 5.5%, 4/01/2020	1,700,000	1,786,564
West Virginia University, University Systems Rev., “A”, NATL, 5.25%, 4/01/2028	3,035,000	3,457,654
		$16,641,741
Utilities - Investor Owned - 0.5%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$470,000	$495,681

Utilities - Municipal Owned - 0.9%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	$325,000	$346,635
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	435,000	473,458
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	135,000	145,556
		$965,649

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Utilities - Other - 1.5%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$615,000	$841,179
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	245,000	263,745
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	125,000	137,200
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	290,000	306,643
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	70,000	75,000
		$1,623,767
Water & Sewer Utility Revenue - 14.4%
Berkeley County, WV, Public Service Sewer District, “A”, BAM, 5%, 6/01/2036	$1,700,000	$1,883,294
Berkeley County, WV, Public Service Sewer District, “C”, BAM, 4.5%, 10/01/2032	1,500,000	1,583,010
Fairmont, WV, Waterworks Rev., AAC, 5.25%, 7/01/2022	200,000	212,604
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	40,000	43,416
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	515,000	546,333
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	180,000	193,243
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	20,000	21,657
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	20,000	21,355
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	35,000	38,014
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	40,000	43,011
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	20,000	21,875

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	$50,000	$54,387
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	75,000	88,685
Morgantown, WV, Combined Utility System Rev., “A”, AGM, 5%, 12/01/2041	1,000,000	1,102,680
Morgantown, WV, Combined Utility System Rev., “B”, BAM, 5%, 12/01/2043	2,000,000	2,230,200
Ogden City, Utah, Sewer and Water Rev., 3%, 6/15/2041	620,000	543,523
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	1,475,000	1,646,011
West Virginia Water Development Authority Rev. (Loan Program IV), “A-IV”, 5%, 11/01/2038	500,000	567,470
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2038	3,000,000	3,244,260
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2043	1,000,000	1,078,270
		$15,163,298
Total Municipal Bonds (Identified Cost, $101,651,709)		$103,276,896

Investment Companies (h) - 0.6%
Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $632,152)	632,215	$632,152

Other Assets, Less Liabilities - 1.3%		1,339,463
Net Assets - 100.0%		$105,248,511

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

Portfolio Footnotes:

(a)	Non-income producing security.
(d)	In default.
(h)

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers and in unaffiliated issuers were as follows:

	Affiliated Issuers	Unaffiliated Issuers
Mississippi Fund	$383,734	$88,209,967
New York Fund	1,802,254	219,701,268
North Carolina Fund	3,207,210	393,239,858
Pennsylvania Fund	2,281,697	124,602,968
South Carolina Fund	1,649,394	180,160,305
Tennessee Fund	434,838	98,962,009
Virginia Fund	5,427,208	300,577,303
West Virginia Fund	632,152	103,276,896

(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 9/30/18 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $86,312,100, $215,954,610, $388,542,478, and $121,383,371, respectively)	$88,209,967	$219,701,268	$393,239,858	$124,602,968
Investments in affiliated issuers, at value (identified cost, $383,721, $1,802,317, $3,207,156, and $2,281,825, respectively)	383,734	1,802,254	3,207,210	2,281,697
Cash	—	—	—	1,853
Receivables for
Investments sold	60,303	86,110	—	—
Fund shares sold	50,185	292,176	276,445	251,605
Interest	1,126,380	2,862,960	5,979,764	1,699,724
Other assets	76	141	219	97
Total assets	$89,830,645	$224,744,909	$402,703,496	$128,837,944

Liabilities
Payables for
Distributions	$21,942	$92,009	$85,311	$50,426
Investments purchased	750,000	—	—	1,008,240
Fund shares reacquired	79,306	185,631	779,671	373,951
Payable to affiliates
Investment adviser	4,523	11,225	20,032	6,434
Shareholder servicing costs	40,667	96,972	208,308	62,132
Distribution and service fees	275	4,678	9,343	1,258
Payable for independent Trustees’ compensation	1,292	1,655	3,575	1,291
Accrued expenses and other liabilities	21,780	33,146	36,984	30,875
Total liabilities	$919,785	$425,316	$1,143,224	$1,534,607
Net assets	$88,910,860	$224,319,593	$401,560,272	$127,303,337

Net assets consist of
Paid-in capital	$89,432,306	$223,841,942	$404,921,354	$127,198,562
Total distributable earnings (loss)	(521,446)	477,651	(3,361,082)	104,775
Net assets	$88,910,860	$224,319,593	$401,560,272	$127,303,337

Statements of Assets and Liabilities (unaudited) – continued

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net assets
Class A	$78,644,048	$143,389,766	$292,535,608	$98,205,021
Class B	832,841	3,232,526	1,676,549	2,769,889
Class C	—	16,597,764	41,537,945	—
Class I	8,860,719	59,488,214	51,671,307	19,129,933
Class R6	573,252	1,611,323	14,138,863	7,198,494
Total net assets	$88,910,860	$224,319,593	$401,560,272	$127,303,337

Shares of beneficial interest outstanding
Class A	8,318,082	13,318,222	25,741,747	9,756,961
Class B	87,986	301,004	147,706	274,517
Class C	—	1,543,488	3,657,212	—
Class I	938,677	6,247,104	5,454,412	1,995,161
Class R6	60,729	169,265	1,492,568	750,527
Total shares of beneficial interest outstanding	9,405,474	21,579,083	36,493,645	12,777,166

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$9.45	$10.77	$11.36	$10.07
Offering price per share (100 / 95.75 × net asset value per share)	$9.87	$11.25	$11.86	$10.52

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$9.47	$10.74	$11.35	$10.09

Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$—	$10.75	$11.36	$—

Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$9.44	$9.52	$9.47	$9.59

Class R6 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$9.44	$9.52	$9.47	$9.59

On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued

At 9/30/18	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $178,274,767, $97,549,166, $298,215,395, and $101,651,709, respectively)	$180,160,305	$98,962,009	$300,577,303	$103,276,896
Investments in affiliated issuers, at value (identified cost, $1,649,383, $434,837, $5,427,167, and $632,152, respectively)	1,649,394	434,838	5,427,208	632,152
Receivables for
Investments sold	—	—	1,539,641	—
Fund shares sold	95,097	17,237	770,710	25,593
Interest	2,541,348	1,398,922	4,184,623	1,514,990
Receivable from investment adviser	1,234	5,144	5,552	6,242
Receivable from distributor	—	—	—	106
Other assets	127	91	186	92
Total assets	$184,447,505	$100,818,241	$312,505,223	$105,456,071

Liabilities
Payables for
Distributions	$28,273	$18,197	$85,196	$11,901
Investments purchased	—	—	3,000,000	—
Interest expense and fees	—	—	43,122	—
Fund shares reacquired	271,691	115,372	748,197	98,929
Payable to the holders of the floating rate certificates from trust assets	—	—	5,013,132	—
Payable to affiliates
Shareholder servicing costs	88,475	62,189	170,546	69,952
Distribution and service fees	3,358	1,942	6,489	—
Payable for independent Trustees’ compensation	3,621	1,649	3,598	3,622
Accrued expenses and other liabilities	29,112	26,573	40,687	23,156
Total liabilities	$424,530	$225,922	$9,110,967	$207,560
Net assets	$184,022,975	$100,592,319	$303,394,256	$105,248,511

Net assets consist of
Paid-in capital	$187,479,147	$101,435,207	$307,456,030	$107,246,665
Total distributable earnings (loss)	(3,456,172)	(842,888)	(4,061,774)	(1,998,154)
Net assets	$184,022,975	$100,592,319	$303,394,256	$105,248,511

Statements of Assets and Liabilities (unaudited) – continued

	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net assets
Class A	$154,652,952	$72,573,706	$226,648,215	$97,079,884
Class B	2,212,985	903,410	764,690	513,723
Class C	—	—	18,191,174	—
Class I	24,212,620	24,040,800	49,496,536	7,524,315
Class R6	2,944,418	3,074,403	8,293,641	130,589
Total net assets	$184,022,975	$100,592,319	$303,394,256	$105,248,511

Shares of beneficial interest outstanding
Class A	13,179,597	7,134,977	20,790,071	9,003,786
Class B	188,693	88,893	70,192	47,659
Class C	—	—	1,669,120	—
Class I	2,546,876	2,528,786	5,223,825	792,858
Class R6	309,702	323,629	874,662	13,765
Total shares of beneficial interest outstanding	16,224,868	10,076,285	28,627,870	9,858,068

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$11.73	$10.17	$10.90	$10.78
Offering price per share (100 / 95.75 × net asset value per share)	$12.25	$10.62	$11.38	$11.26

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$11.73	$10.16	$10.89	$10.78

Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$—	$—	$10.90	$—

Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$9.51	$9.51	$9.48	$9.49

Class R6 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$9.51	$9.50	$9.48	$9.49

On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 9/30/18 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net investment income (loss)
Interest	$1,912,010	$5,163,703	$8,749,857	$2,914,555
Dividends from affiliated issuers	5,666	15,897	47,319	13,799
Other	25	46	73	31
Total investment income	$1,917,701	$5,179,646	$8,797,249	$2,928,385
Expenses
Management fee	$203,210	$511,815	$906,193	$283,767
Distribution and service fees	106,441	291,009	601,634	140,352
Shareholder servicing costs	33,433	84,562	165,201	53,558
Administrative services fee	11,700	21,683	34,427	14,300
Independent Trustees’ compensation	1,783	5,317	5,705	2,787
Custodian fee	9,747	18,143	23,572	14,024
Shareholder communications	3,854	7,005	10,343	6,615
Audit and tax fees	27,046	27,062	27,084	27,051
Legal fees	3,647	4,029	4,019	3,556
Registration fees	26,970	33,227	35,125	26,880
Miscellaneous	10,320	12,530	14,268	11,326
Total expenses	$438,151	$1,016,382	$1,827,571	$584,216
Fees paid indirectly	(26)	(28)	(121)	(48)
Reduction of expenses by investment adviser and distributor	(68,588)	(15,233)	(29,702)	(83,298)
Net expenses	$369,537	$1,001,121	$1,797,748	$500,870
Net investment income (loss)	$1,548,164	$4,178,525	$6,999,501	$2,427,515

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(210,417)	$(281,555)	$(367,135)	$(23,095)
Affiliated issuers	(10)	104	521	(29)
Net realized gain (loss)	$(210,427)	$(281,451)	$(366,614)	$(23,124)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(582,909)	$(1,996,901)	$(4,165,352)	$(1,214,899)
Affiliated issuers	6	(69)	(435)	(142)
Net unrealized gain (loss)	$(582,903)	$(1,996,970)	$(4,165,787)	$(1,215,041)
Net realized and unrealized gain (loss)	$(793,330)	$(2,278,421)	$(4,532,401)	$(1,238,165)
Change in net assets from operations	$754,834	$1,900,104	$2,467,100	$1,189,350
See Notes to Financial Statements

Statements of Operations (unaudited) – continued

Six months ended 9/30/18	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net investment income (loss)
Interest	$3,949,912	$2,233,479	$6,108,956	$2,301,585
Dividends from affiliated issuers	12,256	5,832	27,284	7,197
Other	43	31	62	32
Total investment income	$3,962,211	$2,239,342	$6,136,302	$2,308,814
Expenses
Management fee	$419,174	$234,562	$675,028	$241,621
Distribution and service fees	208,835	109,135	385,447	126,852
Shareholder servicing costs	71,207	47,062	139,511	52,425
Administrative services fee	18,684	12,717	26,950	12,944
Independent Trustees’ compensation	3,021	2,757	5,585	2,932
Custodian fee	13,920	10,274	20,931	9,032
Shareholder communications	6,096	4,053	9,342	4,214
Audit and tax fees	27,058	27,049	27,075	27,049
Legal fees	4,448	2,416	3,155	1,852
Registration fees	27,656	27,310	34,043	27,636
Interest expense and fees	—	—	53,552	—
Miscellaneous	11,585	10,563	13,157	10,034
Total expenses	$811,684	$487,898	$1,393,776	$516,591
Fees paid indirectly	(63)	(73)	(200)	(347)
Reduction of expenses by investment adviser and distributor	(56,818)	(51,774)	(122,330)	(62,137)
Net expenses	$754,803	$436,051	$1,271,246	$454,107
Net investment income (loss)	$3,207,408	$1,803,291	$4,865,056	$1,854,707

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(273,642)	$(201,085)	$(493,933)	$(112,093)
Affiliated issuers	343	114	156	69
Net realized gain (loss)	$(273,299)	$(200,971)	$(493,777)	$(112,024)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(1,467,832)	$(558,176)	$(1,952,249)	$(1,078,287)
Affiliated issuers	(324)	(31)	(161)	—
Net unrealized gain (loss)	$(1,468,156)	$(558,207)	$(1,952,410)	$(1,078,287)
Net realized and unrealized gain (loss)	$(1,741,455)	$(759,178)	$(2,446,187)	$(1,190,311)
Change in net assets from operations	$1,465,953	$1,044,113	$2,418,869	$664,396

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 9/30/18 (unaudited)	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income (loss)	$1,548,164	$4,178,525	$6,999,501	$2,427,515
Net realized gain (loss)	(210,427)	(281,451)	(366,614)	(23,124)
Net unrealized gain (loss)	(582,903)	(1,996,970)	(4,165,787)	(1,215,041)
Change in net assets from operations	$754,834	$1,900,104	$2,467,100	$1,189,350
Total distributions declared to shareholders (a)	$(1,440,143)	$(4,014,038)	$(6,422,771)	$(2,262,354)
Change in net assets from fund share transactions	$(1,037,306)	$(2,809,390)	$8,221,784	$3,812,571
Total change in net assets	$(1,722,615)	$(4,923,324)	$4,266,113	$2,739,567

Net assets
At beginning of period	90,633,475	229,242,917	397,294,159	124,563,770
At end of period (b)	$88,910,860	$224,319,593	$401,560,272	$127,303,337

Six months ended 9/30/18 (unaudited)	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income (loss)	$3,207,408	$1,803,291	$4,865,056	$1,854,707
Net realized gain (loss)	(273,299)	(200,971)	(493,777)	(112,024)
Net unrealized gain (loss)	(1,468,156)	(558,207)	(1,952,410)	(1,078,287)
Change in net assets from operations	$1,465,953	$1,044,113	$2,418,869	$664,396
Total distributions declared to shareholders (a)	$(2,916,948)	$(1,621,657)	$(4,696,060)	$(1,698,922)
Change in net assets from fund share transactions	$(1,059,843)	$(4,458,263)	$9,322,716	$(2,511,200)
Total change in net assets	$(2,510,838)	$(5,035,807)	$7,045,525	$(3,545,726)

Net assets
At beginning of period	186,533,813	105,628,126	296,348,731	108,794,237
At end of period (b)	$184,022,975	$100,592,319	$303,394,256	$105,248,511

(a)	Distributions from net investment income and from net realized gain are no longer to be separately disclosed. See Note 2.
(b)	Disclosure of accumulated undistributed (distributions in excess of) net investment income is no longer required. See Note 2.

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 3/31/18	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income (loss)	$2,919,179	$7,856,699	$12,497,724	$4,874,401
Net realized gain (loss)	96,646	1,621,111	543,065	355,231
Net unrealized gain (loss)	(1,162,717)	(3,697,702)	(5,409,865)	(1,189,045)
Change in net assets from operations	$1,853,108	$5,780,108	$7,630,924	$4,040,587

Distributions declared to shareholders
From net investment income	$(2,905,463)	$(7,406,413)	$(11,805,586)	$(4,543,541)
Change in net assets from fund share transactions	$1,458,514	$25,286,785	$38,303,917	$2,031,984
Total change in net assets	$406,159	$23,660,480	$34,129,255	$1,529,030

Net assets
At beginning of period	90,227,316	205,582,437	363,164,904	123,034,740
At end of period	$90,633,475	$229,242,917	$397,294,159	$124,563,770
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$60,904	$(8,962)	$92,912	$9,722

Year ended 3/31/18	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income (loss)	$6,028,600	$3,699,698	$10,022,668	$3,811,998
Net realized gain (loss)	949,545	453,558	828,545	239,699
Net unrealized gain (loss)	(2,524,716)	(1,921,607)	(4,613,770)	(1,519,981)
Change in net assets from operations	$4,453,429	$2,231,649	$6,237,443	$2,531,716

Distributions declared to shareholders
From net investment income	$(5,745,985)	$(3,528,723)	$(9,520,824)	$(3,682,257)
Change in net assets from fund share transactions	$1,956,231	$(3,524,318)	$4,327,384	$(6,919,104)
Total change in net assets	$663,675	$(4,821,392)	$1,044,003	$(8,069,645)

Net assets
At beginning of period	185,870,138	110,449,518	295,304,728	116,863,882
At end of period	$186,533,813	$105,628,126	$296,348,731	$108,794,237
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(16,555)	$475,803	$(92,540)	$(11,031)

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS MISSISSIPPI MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
Class A	(unaudited)
Net asset value, beginning of period	$9.53		$9.64	$10.02		$10.01	$9.67	$10.27

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.31	$0.34	(c)	$0.36	$0.35	$0.38
Net realized and unrealized gain (loss)	(0.09)		(0.11)	(0.39)		(0.01)	0.34	(0.57)
Total from investment operations	$0.07		$0.20	$(0.05)		$0.35	$0.69	$(0.19)

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.31)	$(0.33)		$(0.34)	$(0.35)	$(0.37)
From net realized gain	—		—	—		—	—	(0.04)
Total distributions declared to shareholders	$(0.15)		$(0.31)	$(0.33)		$(0.34)	$(0.35)	$(0.41)
Net asset value, end of period (x)	$9.45		$9.53	$9.64		$10.02	$10.01	$9.67
Total return (%) (r)(s)(t)(x)	0.76	(n)	2.07	(0.49	)(c)	3.60	7.18	(1.82)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.00	0.98	(c)	0.96	0.96	0.95
Expenses after expense reductions (f)	0.82	(a)	0.83	0.81	(c)	0.80	0.80	0.80
Net investment income (loss)	3.43	(a)	3.21	3.41	(c)	3.63	3.56	3.87
Portfolio turnover	5	(n)	11	14		17	16	19
Net assets at end of period (000 omitted)	$78,644		$82,526	$84,401		$88,070	$85,927	$85,405

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17		3/31/16		3/31/15	3/31/14
Class B	(unaudited)
Net asset value, beginning of period	$9.54		$9.65	$10.04		$10.02		$9.68	$10.28

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.25	$0.27	(c)	$0.29		$0.29	$0.31
Net realized and unrealized gain (loss)	(0.08)		(0.11)	(0.39)		(0.00	)(w)	0.33	(0.57)
Total from investment operations	$0.05		$0.14	$(0.12)		$0.29		$0.62	$(0.26)

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25)	$(0.27)		$(0.27)		$(0.28)	$(0.30)
From net realized gain	—		—	—		—		—	(0.04)
Total distributions declared to shareholders	$(0.12)		$(0.25)	$(0.27)		$(0.27)		$(0.28)	$(0.34)
Net asset value, end of period (x)	$9.47		$9.54	$9.65		$10.04		$10.02	$9.68
Total return (%) (r)(s)(t)(x)	0.54	(n)	1.40	(1.25	)(c)	3.01		6.47	(2.50)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.75	1.72	(c)	1.71		1.71	1.70
Expenses after expense reductions (f)	1.48	(a)	1.50	1.48	(c)	1.47		1.47	1.49
Net investment income (loss)	2.78	(a)	2.55	2.74	(c)	2.96		2.90	3.17
Portfolio turnover	5	(n)	11	14		17		16	19
Net assets at end of period (000 omitted)	$833		$1,007	$1,180		$1,477		$1,655	$2,059

See Notes to Financial Statements

Financial Highlights – continued

MFS MISSISSIPPI MUNICIPAL BOND FUND – continued

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17 (i)
Class I	(unaudited)
Net asset value, beginning of period	$9.51		$9.62	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.32	$0.34	(c)
Net realized and unrealized gain (loss)	(0.08)		(0.11)	(0.38)
Total from investment operations	$0.09		$0.21	$(0.04)

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.32)	$(0.34)
From net realized gain	—		—	—
Total distributions declared to shareholders	$(0.16)		$(0.32)	$(0.34)
Net asset value, end of period (x)	$9.44		$9.51	$9.62
Total return (%) (r)(s)(t)(x)	0.90	(n)	2.15	(0.42	)(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.74	0.75	(c)
Expenses after expense reductions (f)	0.72	(a)	0.74	0.75	(c)
Net investment income (loss)	3.51	(a)	3.29	3.44	(c)
Portfolio turnover	5	(n)	11	14
Net assets at end of period (000 omitted)	$8,861		$6,540	$4,646

	Six months ended 9/30/18		Year ended
			3/31/18 (i)
Class R6	(unaudited)
Net asset value, beginning of period	$9.51		$9.76

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.21
Net realized and unrealized gain (loss)	(0.08)		(0.24)
Total from investment operations	$0.09		$(0.03)

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.22)
From net realized gain	—		—
Total distributions declared to shareholders	$(0.16)		$(0.22)
Net asset value, end of period (x)	$9.44		$9.51
Total return (%) (r)(s)(t)(x)	0.94	(n)	(0.36	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	0.71	(a)
Expenses after expense reductions (f)	0.66	(a)	0.70	(a)
Net investment income (loss)	3.59	(a)	3.33	(a)
Portfolio turnover	5	(n)	11
Net assets at end of period (000 omitted)	$573		$560

See Notes to Financial Statements

Financial Highlights – continued

MFS MISSISSIPPI MUNICIPAL BOND FUND – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), respectively, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS NEW YORK MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
Class A	(unaudited)
Net asset value, beginning of period	$10.87		$10.93	$11.31		$11.25	$10.74	$11.50

Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.40	$0.41	(c)	$0.43	$0.39	$0.43
Net realized and unrealized gain (loss)	(0.11)		(0.08)	(0.39)		0.01	0.51	(0.79)
Total from investment operations	$0.09		$0.32	$0.02		$0.44	$0.90	$(0.36)

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.38)	$(0.40)		$(0.38)	$(0.39)	$(0.40)
Net asset value, end of period (x)	$10.77		$10.87	$10.93		$11.31	$11.25	$10.74
Total return (%) (r)(s)(t)(x)	0.85	(n)	2.89	0.15	(c)	4.05	8.48	(3.04)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.89	0.89	(c)	0.88	0.88	0.88
Expenses after expense reductions (f)	0.87	(a)	0.88	0.88	(c)	0.87	0.87	0.88
Net investment income (loss)	3.68	(a)	3.60	3.68	(c)	3.84	3.51	3.94
Portfolio turnover	7	(n)	23	28		13	25	25
Net assets at end of period (000 omitted)	$143,390		$143,689	$124,890		$169,905	$164,566	$155,149

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
Class B	(unaudited)
Net asset value, beginning of period	$10.84		$10.90	$11.28		$11.22	$10.71	$11.47

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.32	$0.33	(c)	$0.34	$0.31	$0.34
Net realized and unrealized gain (loss)	(0.11)		(0.09)	(0.40)		0.02	0.51	(0.78)
Total from investment operations	$0.05		$0.23	$(0.07)		$0.36	$0.82	$(0.44)

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.29)	$(0.31)		$(0.30)	$(0.31)	$(0.32)
Net asset value, end of period (x)	$10.74		$10.84	$10.90		$11.28	$11.22	$10.71
Total return (%) (r)(s)(t)(x)	0.47	(n)	2.12	(0.60	)(c)	3.28	7.69	(3.77)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.64	1.64	(c)	1.63	1.63	1.64
Expenses after expense reductions (f)	1.63	(a)	1.64	1.63	(c)	1.63	1.63	1.63
Net investment income (loss)	2.93	(a)	2.87	2.94	(c)	3.10	2.76	3.20
Portfolio turnover	7	(n)	23	28		13	25	25
Net assets at end of period (000 omitted)	$3,233		$3,980	$5,032		$5,398	$5,459	$5,501

See Notes to Financial Statements

Financial Highlights – continued

MFS NEW YORK MUNICIPAL BOND FUND – continued

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
Class C	(unaudited)
Net asset value, beginning of period	$10.86		$10.92	$11.30		$11.23	$10.72	$11.48

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.31	$0.33	(c)	$0.34	$0.31	$0.35
Net realized and unrealized gain (loss)	(0.12)		(0.08)	(0.39)		0.03	0.51	(0.79)
Total from investment operations	$0.04		$0.23	$(0.06)		$0.37	$0.82	$(0.44)

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.29)	$(0.32)		$(0.30)	$(0.31)	$(0.32)
Net asset value, end of period (x)	$10.75		$10.86	$10.92		$11.30	$11.23	$10.72
Total return (%) (r)(s)(t)(x)	0.38	(n)	2.12	(0.60	)(c)	3.37	7.68	(3.77)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.64	1.64	(c)	1.63	1.63	1.64
Expenses after expense reductions (f)	1.63	(a)	1.64	1.63	(c)	1.62	1.63	1.63
Net investment income (loss)	2.92	(a)	2.85	2.94	(c)	3.09	2.76	3.20
Portfolio turnover	7	(n)	23	28		13	25	25
Net assets at end of period (000 omitted)	$16,598		$22,932	$25,246		$26,751	$25,092	$24,225

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17 (i)
Class I	(unaudited)
Net asset value, beginning of period	$9.61		$9.67	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.38	$0.39	(c)
Net realized and unrealized gain (loss)	(0.10)		(0.08)	(0.34)
Total from investment operations	$0.09		$0.30	$0.05

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.36)	$(0.38)
Net asset value, end of period (x)	$9.52		$9.61	$9.67
Total return (%) (r)(s)(t)(x)	0.96	(n)	3.07	0.49	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	(a)	0.64	0.64	(c)
Expenses after expense reductions (f)	0.63	(a)	0.64	0.64	(c)
Net investment income (loss)	3.92	(a)	3.84	3.97	(c)
Portfolio turnover	7	(n)	23	28
Net assets at end of period (000 omitted)	$59,488		$57,349	$50,414

See Notes to Financial Statements

Financial Highlights – continued

MFS NEW YORK MUNICIPAL BOND FUND – continued

	Six months ended 9/30/18		Year ended
			3/31/18 (i)
Class R6	(unaudited)
Net asset value, beginning of period	$9.61		$9.83

Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.24
Net realized and unrealized gain (loss)	(0.10)		(0.23)
Total from investment operations	$0.09		$0.01

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.23)
Net asset value, end of period (x)	$9.52		$9.61
Total return (%) (r)(s)(t)(x)	0.98	(n)	0.11	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	(a)	0.60	(a)
Expenses after expense reductions (f)	0.56	(a)	0.59	(a)
Net investment income (loss)	3.98	(a)	3.80	(a)
Portfolio turnover	7	(n)	23
Net assets at end of period (000 omitted)	$1,611		$1,293
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), respectively, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
Class A	(unaudited)
Net asset value, beginning of period	$11.48		$11.59	$12.01		$12.00	$11.58	$12.38

Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.40	$0.41	(c)	$0.42	$0.42	$0.43
Net realized and unrealized gain (loss)	(0.13)		(0.14)	(0.42)		(0.01)	0.40	(0.76)
Total from investment operations	$0.07		$0.26	$(0.01)		$0.41	$0.82	$(0.33)

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.37)	$(0.41)		$(0.40)	$(0.40)	$(0.41)
From net realized gain	—		—	—		—	—	(0.06)
Total distributions declared to shareholders	$(0.19)		$(0.37)	$(0.41)		$(0.40)	$(0.40)	$(0.47)
Net asset value, end of period (x)	$11.36		$11.48	$11.59		$12.01	$12.00	$11.58
Total return (%) (r)(s)(t)(x)	0.57	(n)	2.28	(0.14	)(c)	3.48	7.13	(2.66)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.87	0.87	(c)	0.87	0.86	0.87
Expenses after expense reductions (f)	0.84	(a)	0.86	0.86	(c)	0.86	0.85	0.86
Net investment income (loss)	3.52	(a)	3.39	3.48	(c)	3.52	3.50	3.64
Portfolio turnover	8	(n)	12	22		9	16	17
Net assets at end of period (000 omitted)	$292,536		$283,545	$263,433		$289,167	$281,268	$278,717

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
Class B	(unaudited)
Net asset value, beginning of period	$11.46		$11.58	$11.99		$11.98	$11.56	$12.37

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.31	$0.32	(c)	$0.33	$0.33	$0.34
Net realized and unrealized gain (loss)	(0.13)		(0.14)	(0.41)		(0.01)	0.40	(0.77)
Total from investment operations	$0.03		$0.17	$(0.09)		$0.32	$0.73	$(0.43)

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.29)	$(0.32)		$(0.31)	$(0.31)	$(0.32)
From net realized gain	—		—	—		—	—	(0.06)
Total distributions declared to shareholders	$(0.14)		$(0.29)	$(0.32)		$(0.31)	$(0.31)	$(0.38)
Net asset value, end of period (x)	$11.35		$11.46	$11.58		$11.99	$11.98	$11.56
Total return (%) (r)(s)(t)(x)	0.28	(n)	1.43	(0.81	)(c)	2.71	6.34	(3.47)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.62	1.62	(c)	1.62	1.61	1.62
Expenses after expense reductions (f)	1.60	(a)	1.62	1.61	(c)	1.61	1.61	1.62
Net investment income (loss)	2.78	(a)	2.65	2.73	(c)	2.78	2.76	2.89
Portfolio turnover	8	(n)	12	22		9	16	17
Net assets at end of period (000 omitted)	$1,677		$2,288	$3,303		$4,213	$4,738	$5,082

See Notes to Financial Statements

Financial Highlights – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
Class C	(unaudited)
Net asset value, beginning of period	$11.47		$11.59	$12.00		$11.99	$11.57	$12.37

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.31	$0.32	(c)	$0.33	$0.33	$0.34
Net realized and unrealized gain (loss)	(0.13)		(0.14)	(0.41)		(0.01)	0.40	(0.76)
Total from investment operations	$0.03		$0.17	$(0.09)		$0.32	$0.73	$(0.42)

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.29)	$(0.32)		$(0.31)	$(0.31)	$(0.32)
From net realized gain	—		—	—		—	—	(0.06)
Total distributions declared to shareholders	$(0.14)		$(0.29)	$(0.32)		$(0.31)	$(0.31)	$(0.38)
Net asset value, end of period (x)	$11.36		$11.47	$11.59		$12.00	$11.99	$11.57
Total return (%) (r)(s)(t)(x)	0.28	(n)	1.42	(0.81	)(c)	2.71	6.33	(3.39)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.62	1.62	(c)	1.62	1.61	1.62
Expenses after expense reductions (f)	1.60	(a)	1.62	1.61	(c)	1.61	1.60	1.62
Net investment income (loss)	2.78	(a)	2.64	2.73	(c)	2.77	2.75	2.89
Portfolio turnover	8	(n)	12	22		9	16	17
Net assets at end of period (000 omitted)	$41,538		$53,117	$57,868		$57,161	$56,074	$56,314

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17 (i)
Class I	(unaudited)
Net asset value, beginning of period	$9.57		$9.66	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.35	$0.37	(c)
Net realized and unrealized gain (loss)	(0.11)		(0.10)	(0.34)
Total from investment operations	$0.07		$0.25	$0.03

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)	$(0.37)
From net realized gain	—		—	—
Total distributions declared to shareholders	$(0.17)		$(0.34)	$(0.37)
Net asset value, end of period (x)	$9.47		$9.57	$9.66
Total return (%) (r)(s)(t)(x)	0.69	(n)	2.54	0.23	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61	(a)	0.62	0.62	(c)
Expenses after expense reductions (f)	0.60	(a)	0.61	0.62	(c)
Net investment income (loss)	3.76	(a)	3.62	3.71	(c)
Portfolio turnover	8	(n)	12	22
Net assets at end of period (000 omitted)	$51,671		$45,147	$38,561

See Notes to Financial Statements

Financial Highlights – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/18		Year ended
			3/31/18 (i)
Class R6	(unaudited)
Net asset value, beginning of period	$9.57		$9.78

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.23
Net realized and unrealized gain (loss)	(0.11)		(0.22)
Total from investment operations	$0.07		$0.01

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.22)
From net realized gain	—		—
Total distributions declared to shareholders	$(0.17)		$(0.22)
Net asset value, end of period (x)	$9.47		$9.57
Total return (%) (r)(s)(t)(x)	0.73	(n)	0.15	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	(a)	0.55	(a)
Expenses after expense reductions (f)	0.52	(a)	0.55	(a)
Net investment income (loss)	3.84	(a)	3.64	(a)
Portfolio turnover	8	(n)	12
Net assets at end of period (000 omitted)	$14,139		$13,198
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), respectively, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS PENNSYLVANIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17	3/31/16	3/31/15	3/31/14
Class A	(unaudited)
Net asset value, beginning of period	$10.15		$10.19	$10.50	$10.44	$9.99	$10.63

Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.40	$0.38	$0.39	$0.35	$0.39
Net realized and unrealized gain (loss)	(0.10)		(0.07)	(0.32)	0.03	0.45	(0.66)
Total from investment operations	$0.10		$0.33	$0.06	$0.42	$0.80	$(0.27)

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.37)	$(0.37)	$(0.36)	$(0.35)	$(0.37)
Net asset value, end of period (x)	$10.07		$10.15	$10.19	$10.50	$10.44	$9.99
Total return (%) (r)(s)(t)(x)	1.01	(n)	3.29	0.57	4.16	8.10	(2.52)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.97	0.96	0.94	0.95	0.93
Expenses after expense reductions (f)	0.79	(a)	0.81	0.80	0.79	0.79	0.78
Net investment income (loss)	3.85	(a)	3.90	3.64	3.73	3.42	3.90
Portfolio turnover	8	(n)	16	15	16	23	21
Net assets at end of period (000 omitted)	$98,205		$99,319	$98,907	$115,732	$110,378	$110,449

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17	3/31/16	3/31/15	3/31/14
Class B	(unaudited)
Net asset value, beginning of period	$10.18		$10.21	$10.52	$10.47	$10.02	$10.65

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.32	$0.30	$0.31	$0.27	$0.31
Net realized and unrealized gain (loss)	(0.11)		(0.05)	(0.32)	0.02	0.45	(0.65)
Total from investment operations	$0.05		$0.27	$(0.02)	$0.33	$0.72	$(0.34)

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.30)	$(0.29)	$(0.28)	$(0.27)	$(0.29)
Net asset value, end of period (x)	$10.09		$10.18	$10.21	$10.52	$10.47	$10.02
Total return (%) (r)(s)(t)(x)	0.54	(n)	2.62	(0.19)	3.26	7.26	(3.16)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.72	1.71	1.69	1.70	1.68
Expenses after expense reductions (f)	1.55	(a)	1.56	1.56	1.54	1.55	1.55
Net investment income (loss)	3.11	(a)	3.15	2.87	2.96	2.65	3.12
Portfolio turnover	8	(n)	16	15	16	23	21
Net assets at end of period (000 omitted)	$2,770		$3,462	$4,740	$5,647	$6,212	$6,936

See Notes to Financial Statements

Financial Highlights – continued

MFS PENNSYLVANIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17 (i)
Class I	(unaudited)
Net asset value, beginning of period	$9.67		$9.71	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.39	$0.36
Net realized and unrealized gain (loss)	(0.09)		(0.07)	(0.29)
Total from investment operations	$0.10		$0.32	$0.07

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.36)	$(0.36)
Net asset value, end of period (x)	$9.59		$9.67	$9.71
Total return (%) (r)(s)(t)(x)	1.02	(n)	3.37	0.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.71	0.74
Expenses after expense reductions (f)	0.69	(a)	0.71	0.73
Net investment income (loss)	3.94	(a)	3.99	3.69
Portfolio turnover	8	(n)	16	15
Net assets at end of period (000 omitted)	$19,130		$20,579	$19,388

	Six months ended 9/30/18		Year ended
			3/31/18 (i)
Class R6	(unaudited)
Net asset value, beginning of period	$9.67		$9.84

Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.26
Net realized and unrealized gain (loss)	(0.09)		(0.18)
Total from investment operations	$0.10		$0.08

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.25)
Net asset value, end of period (x)	$9.59		$9.67
Total return (%) (r)(s)(t)(x)	1.04	(n)	0.78	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.67	(a)
Expenses after expense reductions (f)	0.62	(a)	0.66	(a)
Net investment income (loss)	3.92	(a)	4.02	(a)
Portfolio turnover	8	(n)	16
Net assets at end of period (000 omitted)	$7,198		$1,205

See Notes to Financial Statements

Financial Highlights – continued

MFS PENNSYLVANIA MUNICIPAL BOND FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), respectively, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
Class A	(unaudited)
Net asset value, beginning of period	$11.83		$11.91	$12.35		$12.29	$11.78	$12.61

Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.38	$0.39	(c)	$0.39	$0.36	$0.43
Net realized and unrealized gain (loss)	(0.12)		(0.09)	(0.46)		0.03	0.51	(0.85)
Total from investment operations	$0.08		$0.29	$(0.07)		$0.42	$0.87	$(0.42)

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.37)	$(0.37)		$(0.36)	$(0.36)	$(0.41)
Net asset value, end of period (x)	$11.73		$11.83	$11.91		$12.35	$12.29	$11.78
Total return (%) (r)(s)(t)(x)	0.71	(n)	2.41	(0.56	)(c)	3.52	7.48	(3.31)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.91	0.90	(c)	0.89	0.90	0.89
Expenses after expense reductions (f)	0.84	(a)	0.84	0.83	(c)	0.85	0.89	0.89
Net investment income (loss)	3.42	(a)	3.20	3.19	(c)	3.17	2.97	3.59
Portfolio turnover	6	(n)	15	19		8	22	24
Net assets at end of period (000 omitted)	$154,653		$159,257	$169,953		$176,282	$170,887	$166,428

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
Class B	(unaudited)
Net asset value, beginning of period	$11.82		$11.90	$12.34		$12.28	$11.77	$12.61

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.29	$0.30	(c)	$0.29	$0.27	$0.34
Net realized and unrealized gain (loss)	(0.11)		(0.09)	(0.46)		0.04	0.51	(0.86)
Total from investment operations	$0.05		$0.20	$(0.16)		$0.33	$0.78	$(0.52)

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.28)	$(0.28)		$(0.27)	$(0.27)	$(0.32)
Net asset value, end of period (x)	$11.73		$11.82	$11.90		$12.34	$12.28	$11.77
Total return (%) (r)(s)(t)(x)	0.42	(n)	1.64	(1.31	)(c)	2.75	6.69	(4.11)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.66	1.65	(c)	1.65	1.65	1.64
Expenses after expense reductions (f)	1.59	(a)	1.59	1.59	(c)	1.61	1.64	1.64
Net investment income (loss)	2.67	(a)	2.46	2.44	(c)	2.42	2.22	2.84
Portfolio turnover	6	(n)	15	19		8	22	24
Net assets at end of period (000 omitted)	$2,213		$2,718	$3,777		$4,238	$4,635	$5,125

See Notes to Financial Statements

Financial Highlights – continued

MFS SOUTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17 (i)
Class I	(unaudited)
Net asset value, beginning of period	$9.58		$9.65	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.33	$0.34	(c)
Net realized and unrealized gain (loss)	(0.09)		(0.08)	(0.36)
Total from investment operations	$0.09		$0.25	$(0.02)

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.32)	$(0.33)
Net asset value, end of period (x)	$9.51		$9.58	$9.65
Total return (%) (r)(s)(t)(x)	0.95	(n)	2.60	(0.21	)(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)	0.66	0.65	(c)
Expenses after expense reductions (f)	0.59	(a)	0.59	0.59	(c)
Net investment income (loss)	3.66	(a)	3.44	3.45	(c)
Portfolio turnover	6	(n)	15	19
Net assets at end of period (000 omitted)	$24,213		$21,954	$12,140

	Six months ended 9/30/18		Year ended
			3/31/18 (i)
Class R6	(unaudited)
Net asset value, beginning of period	$9.58		$9.79

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.23
Net realized and unrealized gain (loss)	(0.09)		(0.22)
Total from investment operations	$0.09		$0.01

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.22)
Net asset value, end of period (x)	$9.51		$9.58
Total return (%) (r)(s)(t)(x)	0.98	(n)	0.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	(a)	0.60	(a)
Expenses after expense reductions (f)	0.52	(a)	0.52	(a)
Net investment income (loss)	3.73	(a)	3.53	(a)
Portfolio turnover	6	(n)	15
Net assets at end of period (000 omitted)	$2,944		$2,605

See Notes to Financial Statements

Financial Highlights – continued

MFS SOUTH CAROLINA MUNICIPAL BOND FUND – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), respectively, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS TENNESSEE MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
Class A	(unaudited)
Net asset value, beginning of period	$10.23		$10.36	$10.70		$10.67	$10.27	$10.96

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.35	$0.36	(c)	$0.34	$0.33	$0.35
Net realized and unrealized gain (loss)	(0.08)		(0.15)	(0.36)		0.01	0.38	(0.70)
Total from investment operations	$0.10		$0.20	$0.00	(w)	$0.35	$0.71	$(0.35)

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.33)	$(0.34)		$(0.32)	$(0.31)	$(0.34)
Net asset value, end of period (x)	$10.17		$10.23	$10.36		$10.70	$10.67	$10.27
Total return (%) (r)(s)(t)(x)	0.95	(n)	1.92	(0.01	)(c)	3.32	7.01	(3.15)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.98	0.96	(c)	0.95	0.94	0.94
Expenses after expense reductions (f)	0.88	(a)	0.88	0.87	(c)	0.90	0.94	0.94
Net investment income (loss)	3.42	(a)	3.32	3.42	(c)	3.17	3.12	3.42
Portfolio turnover	5	(n)	18	11		14	18	26
Net assets at end of period (000 omitted)	$72,574		$84,131	$90,616		$105,722	$102,473	$104,102

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
Class B	(unaudited)
Net asset value, beginning of period	$10.22		$10.35	$10.69		$10.66	$10.26	$10.95

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.27	$0.28	(c)	$0.26	$0.25	$0.28
Net realized and unrealized gain (loss)	(0.08)		(0.15)	(0.36)		0.01	0.38	(0.71)
Total from investment operations	$0.06		$0.12	$(0.08)		$0.27	$0.63	$(0.43)

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25)	$(0.26)		$(0.24)	$(0.23)	$(0.26)
Net asset value, end of period (x)	$10.16		$10.22	$10.35		$10.69	$10.66	$10.26
Total return (%) (r)(s)(t)(x)	0.58	(n)	1.16	(0.76	)(c)	2.56	6.21	(3.88)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.73	1.71	(c)	1.70	1.69	1.69
Expenses after expense reductions (f)	1.63	(a)	1.63	1.62	(c)	1.65	1.69	1.69
Net investment income (loss)	2.67	(a)	2.57	2.67	(c)	2.42	2.37	2.68
Portfolio turnover	5	(n)	18	11		14	18	26
Net assets at end of period (000 omitted)	$903		$1,230	$1,418		$1,827	$1,902	$1,893

See Notes to Financial Statements

Financial Highlights – continued

MFS TENNESSEE MUNICIPAL BOND FUND – continued

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17 (i)
Class I	(unaudited)
Net asset value, beginning of period	$9.56		$9.68	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.35	$0.36	(c)
Net realized and unrealized gain (loss)	(0.07)		(0.14)	(0.34)
Total from investment operations	$0.11		$0.21	$0.02

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.33)	$(0.34)
Net asset value, end of period (x)	$9.51		$9.56	$9.68
Total return (%) (r)(s)(t)(x)	1.14	(n)	2.18	0.19	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.73	0.74	(c)
Expenses after expense reductions (f)	0.63	(a)	0.63	0.62	(c)
Net investment income (loss)	3.65	(a)	3.56	3.68	(c)
Portfolio turnover	5	(n)	18	11
Net assets at end of period (000 omitted)	$24,041		$17,243	$18,416

	Six months ended 9/30/18		Year ended
			3/31/18 (i)
Class R6	(unaudited)
Net asset value, beginning of period	$9.55		$9.79

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.23
Net realized and unrealized gain (loss)	(0.07)		(0.25)
Total from investment operations	$0.11		$(0.02)

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.22)
Net asset value, end of period (x)	$9.50		$9.55
Total return (%) (r)(s)(t)(x)	1.19	(n)	(0.19	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	(a)	0.69	(a)
Expenses after expense reductions (f)	0.54	(a)	0.55	(a)
Net investment income (loss)	3.75	(a)	3.65	(a)
Portfolio turnover	5	(n)	18
Net assets at end of period (000 omitted)	$3,074		$3,024

See Notes to Financial Statements

Financial Highlights – continued

MFS TENNESSEE MUNICIPAL BOND FUND – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), respectively, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
Class A	(unaudited)
Net asset value, beginning of period	$10.98		$11.10	$11.51		$11.44	$11.05	$11.69

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.38	$0.41	(c)	$0.40	$0.39	$0.40
Net realized and unrealized gain (loss)	(0.09)		(0.14)	(0.42)		0.04	0.37	(0.64)
Total from investment operations	$0.09		$0.24	$(0.01)		$0.44	$0.76	$(0.24)

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.36)	$(0.40)		$(0.37)	$(0.37)	$(0.40)
Net asset value, end of period (x)	$10.90		$10.98	$11.10		$11.51	$11.44	$11.05
Total return (%) (r)(s)(t)(x)	0.84	(n)	2.13	(0.11	)(c)	3.95	6.97	(2.02)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.92	0.91	(c)	0.89	0.88	0.89
Expenses after expense reductions (f)	0.84	(a)	0.83	0.83	(c)	0.84	0.88	0.88
Net investment income (loss)	3.25	(a)	3.36	3.60	(c)	3.52	3.48	3.65
Portfolio turnover	6	(n)	15	13		9	20	24
Net assets at end of period (000 omitted)	$226,648		$221,291	$228,297		$251,733	$255,205	$257,695

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.81	(a)	0.81	0.81	(c)	0.83	0.86	0.87

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
Class B	(unaudited)
Net asset value, beginning of period	$10.98		$11.10	$11.50		$11.44	$11.05	$11.68

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.29	$0.32	(c)	$0.31	$0.31	$0.32
Net realized and unrealized gain (loss)	(0.10)		(0.14)	(0.41)		0.04	0.37	(0.64)
Total from investment operations	$0.04		$0.15	$(0.09)		$0.35	$0.68	$(0.32)

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.27)	$(0.31)		$(0.29)	$(0.29)	$(0.31)
Net asset value, end of period (x)	$10.89		$10.98	$11.10		$11.50	$11.44	$11.05
Total return (%) (r)(s)(t)(x)	0.37	(n)	1.37	(0.77	)(c)	3.09	6.18	(2.67)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.67	1.66	(c)	1.65	1.63	1.64
Expenses after expense reductions (f)	1.60	(a)	1.59	1.58	(c)	1.60	1.63	1.64
Net investment income (loss)	2.50	(a)	2.61	2.82	(c)	2.76	2.73	2.90
Portfolio turnover	6	(n)	15	13		9	20	24
Net assets at end of period (000 omitted)	$765		$914	$1,118		$1,501	$1,921	$2,212

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.56	(a)	1.56	1.56	(c)	1.58	1.62	1.63

See Notes to Financial Statements

Financial Highlights – continued

MFS VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
Class C	(unaudited)
Net asset value, beginning of period	$10.98		$11.10	$11.51		$11.44	$11.05	$11.68

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.29	$0.32	(c)	$0.31	$0.31	$0.32
Net realized and unrealized gain (loss)	(0.09)		(0.14)	(0.42)		0.05	0.37	(0.64)
Total from investment operations	$0.05		$0.15	$(0.10)		$0.36	$0.68	$(0.32)

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.27)	$(0.31)		$(0.29)	$(0.29)	$(0.31)
Net asset value, end of period (x)	$10.90		$10.98	$11.10		$11.51	$11.44	$11.05
Total return (%) (r)(s)(t)(x)	0.47	(n)	1.36	(0.86	)(c)	3.18	6.17	(2.67)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.67	1.66	(c)	1.65	1.63	1.64
Expenses after expense reductions (f)	1.60	(a)	1.59	1.58	(c)	1.59	1.63	1.64
Net investment income (loss)	2.50	(a)	2.61	2.85	(c)	2.77	2.73	2.90
Portfolio turnover	6	(n)	15	13		9	20	24
Net assets at end of period (000 omitted)	$18,191		$24,116	$26,034		$24,861	$25,108	$25,163

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.56	(a)	1.56	1.56	(c)	1.58	1.62	1.63

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17 (i)
Class I	(unaudited)
Net asset value, beginning of period	$9.55		$9.65	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.35	$0.38	(c)
Net realized and unrealized gain (loss)	(0.08)		(0.12)	(0.36)
Total from investment operations	$0.09		$0.23	$0.02

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.33)	$(0.37)
Net asset value, end of period (x)	$9.48		$9.55	$9.65
Total return (%) (r)(s)(t)(x)	0.96	(n)	2.42	0.21	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	0.67	0.67	(c)
Expenses after expense reductions (f)	0.60	(a)	0.59	0.58	(c)
Net investment income (loss)	3.49	(a)	3.60	3.83	(c)
Portfolio turnover	6	(n)	15	13
Net assets at end of period (000 omitted)	$49,497		$43,832	$39,856

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.56	(a)	0.56	0.56	(c)

See Notes to Financial Statements

Financial Highlights – continued

MFS VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/18		Year ended
			3/31/18 (i)
Class R6	(unaudited)
Net asset value, beginning of period	$9.55		$9.77

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.23
Net realized and unrealized gain (loss)	(0.07)		(0.22)
Total from investment operations	$0.10		$0.01

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.23)
Net asset value, end of period (x)	$9.48		$9.55
Total return (%) (r)(s)(t)(x)	1.00	(n)	0.05	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	(a)	0.60	(a)
Expenses after expense reductions (f)	0.51	(a)	0.51	(a)
Net investment income (loss)	3.56	(a)	3.61	(a)
Portfolio turnover	6	(n)	15
Net assets at end of period (000 omitted)	$8,294		$6,196

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.48	(a)	0.48	(a)
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), respectively, through the stated period end.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS WEST VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
Class A	(unaudited)
Net asset value, beginning of period	$10.89		$11.01	$11.37		$11.36	$10.93	$11.60

Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.37	$0.38	(c)	$0.38	$0.38	$0.39
Net realized and unrealized gain (loss)	(0.13)		(0.13)	(0.38)		(0.02)	0.40	(0.69)
Total from investment operations	$0.06		$0.24	$0.00	(w)	$0.36	$0.78	$(0.30)

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.36)	$(0.36)		$(0.35)	$(0.35)	$(0.37)
Net asset value, end of period (x)	$10.78		$10.89	$11.01		$11.37	$11.36	$10.93
Total return (%) (r)(s)(t)(x)	0.57	(n)	2.15	0.02	(c)	3.23	7.18	(2.54)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.97	0.95	(c)	0.94	0.93	0.93
Expenses after expense reductions (f)	0.86	(a)	0.86	0.86	(c)	0.88	0.90	0.90
Net investment income (loss)	3.44	(a)	3.34	3.38	(c)	3.34	3.34	3.58
Portfolio turnover	12	(n)	11	18		9	22	17
Net assets at end of period (000 omitted)	$97,080		$101,013	$111,179		$121,455	$121,680	$119,721

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
Class B	(unaudited)
Net asset value, beginning of period	$10.88		$11.00	$11.37		$11.35	$10.93	$11.59

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.29	$0.30	(c)	$0.29	$0.29	$0.31
Net realized and unrealized gain (loss)	(0.12)		(0.14)	(0.39)		(0.01)	0.39	(0.68)
Total from investment operations	$0.03		$0.15	$(0.09)		$0.28	$0.68	$(0.37)

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.27)	$(0.28)		$(0.26)	$(0.26)	$(0.29)
Net asset value, end of period (x)	$10.78		$10.88	$11.00		$11.37	$11.35	$10.93
Total return (%) (r)(s)(t)(x)	0.28	(n)	1.38	(0.81	)(c)	2.56	6.29	(3.18)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.72	1.70	(c)	1.69	1.68	1.68
Expenses after expense reductions (f)	1.62	(a)	1.62	1.62	(c)	1.63	1.65	1.65
Net investment income (loss)	2.68	(a)	2.58	2.63	(c)	2.59	2.59	2.83
Portfolio turnover	12	(n)	11	18		9	22	17
Net assets at end of period (000 omitted)	$514		$613	$866		$1,062	$1,209	$1,291

See Notes to Financial Statements

Financial Highlights – continued

MFS WEST VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/18		Year ended
			3/31/18	3/31/17 (i)
Class I	(unaudited)
Net asset value, beginning of period	$9.58		$9.69	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.35	$0.35	(c)
Net realized and unrealized gain (loss)	(0.11)		(0.12)	(0.31)
Total from investment operations	$0.07		$0.23	$0.04

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)	$(0.35)
Net asset value, end of period (x)	$9.49		$9.58	$9.69
Total return (%) (r)(s)(t)(x)	0.75	(n)	2.33	0.37	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	0.72	0.72	(c)
Expenses after expense reductions (f)	0.62	(a)	0.62	0.61	(c)
Net investment income (loss)	3.67	(a)	3.58	3.63	(c)
Portfolio turnover	12	(n)	11	18
Net assets at end of period (000 omitted)	$7,524		$7,038	$4,820

	Six months ended		Year ended
	9/30/18		3/31/18 (i)
Class R6	(unaudited)
Net asset value, beginning of period	$9.58		$9.79

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.24
Net realized and unrealized gain (loss)	(0.10)		(0.22)
Total from investment operations	$0.08		$0.02

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.23)
Net asset value, end of period (x)	$9.49		$9.58
Total return (%) (r)(s)(t)(x)	0.80	(n)	0.18	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	(a)	0.65	(a)
Expenses after expense reductions (f)	0.53	(a)	0.54	(a)
Net investment income (loss)	3.76	(a)	3.67	(a)
Portfolio turnover	12	(n)	11
Net assets at end of period (000 omitted)	$131		$130

See Notes to Financial Statements

Financial Highlights – continued

MFS WEST VIRGINIA MUNICIPAL BOND FUND – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), respectively, through the stated period end.
(n)	Not annualized.
(r)	Includes reinvestment of dividends and capital gain distributions.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a diversified series of MFS Municipal Series Trust (with the exception of Mississippi Fund and West Virginia Fund which are non-diversified) which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Many municipal instruments are supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the funds and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the funds could be taxable to shareholders.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) – Disclosure

Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period. The impact of each fund’s adoption was limited to changes in each fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, each fund adopted the Final Rule with the most notable impacts being that each fund is no longer required to present the components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – Each fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the

Notes to Financial Statements (unaudited) – continued

Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Mississippi Fund
Financial Instruments
Municipal Bonds	$—	$88,209,967	$—	$88,209,967
Mutual Funds	383,734	—	—	383,734
Total	$383,734	$88,209,967	$—	$88,593,701

New York Fund
Financial Instruments
Municipal Bonds	$—	$219,701,268	$—	$219,701,268
Mutual Funds	1,802,254	—	—	1,802,254
Total	$1,802,254	$219,701,268	$—	$221,503,522

North Carolina Fund
Financial Instruments
Municipal Bonds	$—	$393,239,858	$—	$393,239,858
Mutual Funds	3,207,210	—	—	3,207,210
Total	$3,207,210	$393,239,858	$—	$396,447,068

Notes to Financial Statements (unaudited) – continued

	Level 1	Level 2	Level 3	Total
Pennsylvania Fund
Financial Instruments
Municipal Bonds	$—	$124,602,968	$—	$124,602,968
Mutual Funds	2,281,697	—	—	2,281,697
Total	$2,281,697	$124,602,968	$—	$126,884,665

South Carolina Fund
Financial Instruments
Municipal Bonds	$—	$180,160,305	$—	$180,160,305
Mutual Funds	1,649,394	—	—	1,649,394
Total	$1,649,394	$180,160,305	$—	$181,809,699

Tennessee Fund
Financial Instruments
Municipal Bonds	$—	$98,962,009	$—	$98,962,009
Mutual Funds	434,838	—	—	434,838
Total	$434,838	$98,962,009	$—	$99,396,847

Virginia Fund
Financial Instruments
Municipal Bonds	$—	$300,577,303	$—	$300,577,303
Mutual Funds	5,427,208	—	—	5,427,208
Total	$5,427,208	$300,577,303	$—	$306,004,511

West Virginia Fund
Financial Instruments
Municipal Bonds	$—	$103,276,896	$—	$103,276,896
Mutual Funds	632,152	—	—	632,152
Total	$632,152	$103,276,896	$—	$103,909,048

For further information regarding security characteristics, see the Portfolio of Investments.

Inverse Floaters – The Virginia Fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by the Virginia Fund utilizing the fund’s municipal bonds which have already been issued (known as self-deposited secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short-term interest rates. A self-deposited secondary market inverse floating rate security is created when the Virginia Fund transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the trust or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”) which are held by the Virginia Fund. Such self-deposited inverse floaters held by the Virginia Fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the Virginia Fund and amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the Virginia Fund in its Statement of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates from trust assets”. The carrying value of the Virginia Fund’s payable to the holders of the floating rate certificates from trust assets as reported in the Virginia Fund’s Statement of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates from trust assets as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At September 30, 2018, the Virginia Fund’s payable to the holders of the floating rate certificates from trust assets was $5,013,132 and the weighted average interest rate on the floating rate certificates issued by the trust was 1.59%. For the six months ended September 30, 2018, the average payable to the holders of the floating rate certificates from trust assets was $5,007,811 at a weighted average interest rate of 1.45%. Interest expense and fees relate to interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended September 30, 2018, interest expense and fees related to self-deposited inverse floaters amounted to $53,383 and are included in “Interest expense and fees” in the Statements of Operations.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business,

Notes to Financial Statements (unaudited) – continued

each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the six months ended September 30, 2018, is shown as a reduction of total expenses in the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, and accounting for secured borrowings, as applicable to each fund.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 3/31/18	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$186,742	$360,000	$410,990	$15,000	$80,000	$14,600	$154,131	$64,099
Tax-exempt income	2,718,721	7,046,413	11,394,596	4,528,541	5,665,985	3,514,123	9,366,693	3,618,158
Total distributions	$2,905,463	$7,406,413	$11,805,586	$4,543,541	$5,745,985	$3,528,723	$9,520,824	$3,682,257

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/18	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Cost of investments	$86,049,257	$216,133,211	$387,858,536	$122,744,951
Gross appreciation	3,069,488	7,079,304	11,979,630	4,653,864
Gross depreciation	(525,044)	(1,708,993)	(3,391,098)	(514,150)
Net unrealized appreciation (depreciation)	$2,544,444	$5,370,310	$8,588,532	$4,139,714

As of 3/31/18
Undistributed ordinary income	28,290	101,953	43,839	38,118
Undistributed tax-exempt income	274,809	512,905	1,079,264	345,461
Capital loss carryforwards	(2,921,070)	(4,892,246)	(11,691,090)	(4,047,654)
Other temporary differences	(242,195)	(623,820)	(1,030,191)	(373,857)
Net unrealized appreciation (depreciation)	3,024,029	7,492,793	12,192,767	5,215,711

Notes to Financial Statements (unaudited) – continued

As of 9/30/18	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Cost of investments	$178,082,688	$97,139,765	$295,485,071	$101,129,681
Gross appreciation	5,376,526	3,169,767	9,091,956	3,376,106
Gross depreciation	(1,649,515)	(912,685)	(3,585,648)	(596,739)
Net unrealized appreciation (depreciation)	$3,727,011	$2,257,082	$5,506,308	$2,779,367

As of 3/31/18
Undistributed ordinary income	31,004	—	147,719	33,726
Undistributed tax-exempt income	443,756	764,666	543,754	255,196
Capital loss carryforwards	(6,986,252)	(3,540,729)	(9,113,766)	(4,686,274)
Other temporary differences	(491,315)	(288,863)	(784,013)	(299,953)
Net unrealized appreciation (depreciation)	4,997,630	2,799,582	7,421,723	3,733,677

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after March 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2018, each fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:				New York Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
3/31/19				$(1,676,455)	$(847,239)	$(825,001)	$(57,345)	$(203,621)

Post-enactment losses which are characterized as follows:	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Short-Term	$(998,015)	$(3,215,791)	$(9,680,308)	$(2,738,626)	$(3,766,162)	$(2,118,137)	$(4,036,901)	$(1,567,234)
Long-Term	(1,923,055)	—	(2,010,782)	(461,789)	(2,395,089)	(1,365,247)	(4,873,244)	(3,119,040)
Total	$(2,921,070)	$(3,215,791)	$(11,691,090)	$(3,200,415)	$(6,161,251)	$(3,483,384)	$(8,910,145)	$(4,686,274)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	Mississippi Fund		New York Fund		North Carolina Fund		Pennsylvania Fund
	Six Months Ended 9/30/18	Year Ended 3/31/18 (i)	Six Months Ended 9/30/18	Year Ended 3/31/18 (i)	Six Months Ended 9/30/18	Year Ended 3/31/18 (i)	Six Months Ended 9/30/18	Year Ended 3/31/18 (i)
Class A	$1,298,952	$2,701,194	$2,574,926	$4,604,891	$4,754,943	$8,722,679	$1,783,664	$3,632,060
Class B	11,657	28,419	50,732	119,810	25,127	69,607	46,027	122,444
Class C	—	—	252,360	660,221	558,076	1,386,624	—	—
Class I	119,955	172,289	1,107,148	2,013,979	834,860	1,558,284	402,612	781,408
Class R6	9,579	3,561	28,872	7,512	249,765	68,392	30,051	7,629
Total	$1,440,143	$2,905,463	$4,014,038	$7,406,413	$6,422,771	$11,805,586	$2,262,354	$4,543,541

	South Carolina Fund		Tennessee Fund		Virginia Fund		West Virginia Fund
	Six Months Ended 9/30/18	Year Ended 3/31/18 (i)	Six Months Ended 9/30/18	Year Ended 3/31/18 (i)	Six Months Ended 9/30/18	Year Ended 3/31/18 (i)	Six Months Ended 9/30/18	Year Ended 3/31/18 (i)
Class A	$2,443,363	$5,172,009	$1,273,765	$2,820,780	$3,540,483	$7,354,843	$1,562,670	$3,458,353
Class B	28,719	73,347	12,594	32,250	10,203	25,360	6,948	17,407
Class C	—	—	—	—	236,658	626,501	—	—
Class I	398,284	486,289	281,472	658,941	782,962	1,483,943	127,084	204,899
Class R6	46,582	14,340	53,826	16,752	125,754	30,177	2,220	1,598
Total	$2,916,948	$5,745,985	$1,621,657	$3,528,723	$4,696,060	$9,520,824	$1,698,922	$3,682,257

(i)	For Class R6, the period is from the class inception August 1, 2017 through the stated period end.

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. For the six months ended September 30, 2018, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$4,394	$11,068	$19,596	$6,136	$9,064	$5,072	$14,597	$5,225

The management fee incurred for the six months ended September 30, 2018 was equivalent to an annual effective rate of 0.44% of each fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:

	New York Fund	North Carolina Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	0.90%	0.93%	0.84%	0.88%	0.81%	0.87%
Class B	1.65%	1.68%	1.59%	1.63%	1.56%	1.62%
Class C	1.65%	1.68%	N/A	N/A	1.56%	N/A
Class I	0.65%	0.68%	0.59%	0.63%	0.56%	0.62%
Class R6	0.60%	0.61%	0.53%	0.56%	0.49%	0.55%

These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2019. For the six months ended September 30, 2018, the New York Fund and the North Carolina Fund’s actual operating expenses did not exceed the limits described above and therefore, the investment adviser did not pay any portion of each fund’s expenses related to each agreement. For the six months ended September 30, 2018, these reductions amounted to the following for the South Carolina Fund, the Tennessee Fund, the Virginia Fund, and the West Virginia Fund and are included in the reduction of total expenses in the Statements of Operations:

South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$44,473	$46,282	$102,308	$51,347

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2018, as its portion of the initial sales charge on sales of Class A shares of each fund:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$1,572	$2,972	$8,197	$4,566	$5,838	$890	$2,419	$1,478

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	—	0.25%	0.25%	0.10%	$101,847
New York Fund	—	0.25%	0.25%	0.24%	182,024
North Carolina Fund	—	0.25%	0.25%	0.24%	367,196
Pennsylvania Fund	—	0.25%	0.25%	0.10%	124,192
South Carolina Fund	—	0.25%	0.25%	0.25%	196,647
Tennessee Fund	—	0.25%	0.25%	0.25%	103,721
Virginia Fund	—	0.25%	0.25%	0.25%	282,097
West Virginia Fund	—	0.25%	0.25%	0.24%	123,949

Notes to Financial Statements (unaudited) – continued

	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	0.75%	0.25%	1.00%	0.75%	$4,594
New York Fund	0.75%	0.25%	1.00%	1.00%	18,256
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	10,078
Pennsylvania Fund	0.75%	0.25%	1.00%	0.85%	16,160
South Carolina Fund	0.75%	0.25%	1.00%	1.00%	12,188
Tennessee Fund	0.75%	0.25%	1.00%	1.00%	5,414
Virginia Fund	0.75%	0.25%	1.00%	1.00%	4,267
West Virginia Fund	0.75%	0.25%	1.00%	1.00%	2,903

	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
New York Fund	0.75%	0.25%	1.00%	1.00%	$90,729
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	224,360
Virginia Fund	0.75%	0.25%	1.00%	1.00%	99,083

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Total Distribution and Service Fees	$106,441	$291,009	$601,634	$140,352	$208,835	$109,135	$385,447	$126,852

(d)

In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2018, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	$1,937	$4,165	$10,089	$222	$3,281	$420	$5,421	$5,565
Class C	N/A	—	17	N/A	N/A	N/A	4	N/A

Mississippi Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rates to 0.10% and 0.00%, respectively. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2019. For the six months ended September 30, 2018, these reductions amounted to $61,108 and $1,149 for Class A and Class B, respectively, and are included in the reduction of total expenses in the Statements of Operations.

Pennsylvania Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rates to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2019. For the six months ended September 30, 2018, these reductions amounted to $74,516 and $2,424 for Class A and Class B, respectively, and are included in the reduction of total expenses in the Statements of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2018, were as follows:

CDSC Imposed	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	$907	$4,491	$7,090	$28	$4,905	$268	$6,367	$—
Class B	785	4,474	715	854	—	1,938	128	33
Class C	N/A	528	1,759	N/A	N/A	N/A	1,764	N/A

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2018, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Expenses paid	$1,950	$9,141	$11,582	$7,513	$5,221	$2,278	$13,561	$2,945
Percentage of average daily net assets	0.0043%	0.0080%	0.0058%	0.0119%	0.0056%	0.0044%	0.0090%	0.0055%

Notes to Financial Statements (unaudited) – continued

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$31,483	$75,421	$153,619	$46,045	$65,986	$44,784	$125,950	$49,480

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2018 was equivalent to the following annual effective rates of each fund’s average daily net assets:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Percentage of average daily net assets	0.0259%	0.0191%	0.0171%	0.0227%	0.0201%	0.0244%	0.0180%	0.0241%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense for each fund. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations for the six months ended September 30, 2018 and were as follows:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$236	$231	$415	$236	$403	$232	$414	$403

The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to the following at September 30, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$1,282	$1,645	$3,560	$1,276	$3,609	$1,637	$3,585	$3,609

Other – These funds and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended September 30, 2018, the fee paid by each fund under this agreement amounted to the following and is included in “Miscellaneous” expense in the Statements of Operations:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$72	$195	$324	$99	$147	$85	$241	$88

MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On July 31, 2017, MFS purchased the following fund shares as an initial investment in the class:

Fund	Class	Shares	Amount
Mississippi Fund	Class R6	5,123	$50,000
New York Fund	Class R6	5,086	50,000
North Carolina Fund	Class R6	5,112	50,000
Pennsylvania Fund	Class R6	5,081	50,000
South Carolina Fund	Class R6	5,107	50,000
Tennessee Fund	Class R6	5,107	50,000
Virginia Fund	Class R6	5,118	50,000
West Virginia Fund	Class R6	5,107	50,000

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

For the six months ended September 30, 2018, purchases and sales of investments, other than short-term obligations, were as follows:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Purchases	$5,079,361	$15,526,296	$40,580,013	$10,907,288	$12,996,356	$5,361,908	$26,850,744	$12,317,420
Sales	$4,728,280	$20,068,362	$31,168,900	$10,018,475	$11,317,136	$9,605,722	$17,790,193	$12,951,649

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Mississippi Fund				New York Fund
	Six Months Ended 9/30/18		Year ended 3/31/18 (i)		Six Months Ended 9/30/18		Year ended 3/31/18 (i)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	225,923	$2,150,776	990,031	$9,596,384	1,094,403	$11,863,417	3,443,760	$38,075,332
Class B	148	1,413	301	2,921	4,894	52,957	24,373	267,901
Class C	—	—	—	—	80,821	877,230	332,532	3,673,972
Class I	374,232	3,565,837	457,460	4,414,130	360,864	3,462,926	1,129,281	11,030,973
Class R6	5,072	48,211	58,753	560,540	47,003	450,561	136,803	1,315,766
	605,375	$5,766,237	1,506,545	$14,573,975	1,587,985	$16,707,091	5,066,749	$54,363,944

Shares issued to shareholders in reinvestment of distributions
Class A	124,130	$1,181,153	252,117	$2,442,005	198,203	$2,151,271	356,873	$3,933,915
Class B	911	8,678	2,266	21,986	4,066	44,019	9,124	100,371
Class C	—	—	—	—	20,076	217,557	52,587	579,440
Class I	11,459	108,862	16,410	158,597	109,099	1,047,168	198,129	1,931,750
Class R6	1,008	9,579	373	3,561	3,009	28,872	781	7,512
	137,508	$1,308,272	271,166	$2,626,149	334,453	$3,488,887	617,494	$6,552,988

Shares reacquired
Class A	(693,899)	$(6,614,220)	(1,338,356)	$(12,958,713)	(1,195,152)	$(12,982,227)	(2,006,737)	$(22,113,967)
Class B	(18,681)	(178,139)	(19,280)	(186,907)	(75,117)	(813,160)	(127,971)	(1,411,716)
Class C	—	—	—	—	(669,849)	(7,249,435)	(585,288)	(6,459,190)
Class I	(134,512)	(1,279,306)	(269,189)	(2,593,493)	(188,802)	(1,813,404)	(576,585)	(5,616,522)
Class R6	(4,214)	(40,150)	(263)	(2,497)	(15,334)	(147,142)	(2,997)	(28,752)
	(851,306)	$(8,111,815)	(1,627,088)	$(15,741,610)	(2,144,254)	$(23,005,368)	(3,299,578)	$(35,630,147)

Net change
Class A	(343,846)	$(3,282,291)	(96,208)	$(920,324)	97,454	$1,032,461	1,793,896	$19,895,280
Class B	(17,622)	(168,048)	(16,713)	(162,000)	(66,157)	(716,184)	(94,474)	(1,043,444)
Class C	—	—	—	—	(568,952)	(6,154,648)	(200,169)	(2,205,778)
Class I	251,179	2,395,393	204,681	1,979,234	281,161	2,696,690	750,825	7,346,201
Class R6	1,866	17,640	58,863	561,604	34,678	332,291	134,587	1,294,526
	(108,423)	$(1,037,306)	150,623	$1,458,514	(221,816)	$(2,809,390)	2,384,665	$25,286,785

Notes to Financial Statements (unaudited) – continued

	North Carolina Fund				Pennsylvania Fund
	Six Months Ended 9/30/18		Year ended 3/31/18 (i)		Six Months Ended 9/30/18		Year ended 3/31/18 (i)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	3,103,740	$35,542,176	5,358,088	$62,303,446	630,122	$6,388,662	1,426,322	$14,661,913
Class B	2,412	27,490	15,431	179,851	16,903	171,736	10,972	113,144
Class C	209,087	2,393,740	508,892	5,933,896	—	—	—	—
Class I	1,181,181	11,289,898	2,844,852	27,587,886	636,764	6,159,093	791,763	7,756,643
Class R6	328,153	3,133,118	1,417,034	13,576,860	636,791	6,114,080	126,332	1,221,209
	4,824,573	$52,386,422	10,144,297	$109,581,939	1,920,580	$18,833,571	2,355,389	$23,752,909

Shares issued to shareholders in reinvestment of distributions
Class A	383,275	$4,388,454	684,091	$7,963,645	161,759	$1,638,963	325,157	$3,337,460
Class B	2,070	23,684	5,596	65,111	4,357	44,278	11,393	117,313
Class C	44,382	508,014	106,761	1,242,401	—	—	—	—
Class I	74,296	709,042	133,865	1,299,057	24,969	240,972	41,804	408,636
Class R6	25,180	240,331	6,841	65,458	2,453	23,671	789	7,629
	529,203	$5,869,525	937,154	$10,635,672	193,538	$1,947,884	379,143	$3,871,038

Shares reacquired
Class A	(2,452,181)	$(28,091,683)	(4,057,055)	$(47,192,906)	(819,742)	$(8,316,037)	(1,675,613)	$(17,205,519)
Class B	(56,407)	(644,685)	(106,650)	(1,241,913)	(86,923)	(882,845)	(146,276)	(1,505,168)
Class C	(1,227,415)	(14,040,095)	(978,730)	(11,390,292)	—	—	—	—
Class I	(520,276)	(4,964,252)	(2,249,465)	(21,664,895)	(794,700)	(7,641,443)	(703,150)	(6,856,951)
Class R6	(240,375)	(2,293,448)	(44,265)	(423,688)	(13,316)	(128,559)	(2,522)	(24,325)
	(4,496,654)	$(50,034,163)	(7,436,165)	$(81,913,694)	(1,714,681)	$(16,968,884)	(2,527,561)	$(25,591,963)

Net change
Class A	1,034,834	$11,838,947	1,985,124	$23,074,185	(27,861)	$(288,412)	75,866	$793,854
Class B	(51,925)	(593,511)	(85,623)	(996,951)	(65,663)	(666,831)	(123,911)	(1,274,711)
Class C	(973,946)	(11,138,341)	(363,077)	(4,213,995)	—	—	—	—
Class I	735,201	7,034,688	729,252	7,222,048	(132,967)	(1,241,378)	130,417	1,308,328
Class R6	112,958	1,080,001	1,379,610	13,218,630	625,928	6,009,192	124,599	1,204,513
	857,122	$8,221,784	3,645,286	$38,303,917	399,437	$3,812,571	206,971	$2,031,984

	South Carolina Fund				Tennessee Fund
	Six Months Ended 9/30/18		Year ended 3/31/18 (i)		Six Months Ended 9/30/18		Year ended 3/31/18 (i)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	686,523	$8,116,292	1,687,411	$20,222,014	208,607	$2,133,606	778,024	$8,080,159
Class B	111	1,313	1,548	18,678	—	—	—	—
Class I	817,746	7,841,755	1,615,093	15,584,049	1,046,626	9,952,590	819,303	7,948,520
Class R6	61,077	584,473	305,463	2,927,300	30,189	288,781	322,448	3,080,602
	1,565,457	$16,543,833	3,609,515	$38,752,041	1,285,422	$12,374,977	1,919,775	$19,109,281

Shares issued to shareholders in reinvestment of distributions
Class A	195,351	$2,308,059	408,148	$4,895,416	114,109	$1,167,546	249,842	$2,596,143
Class B	2,411	28,467	6,035	72,371	1,129	11,529	2,904	30,150
Class I	38,476	368,375	44,376	430,445	28,823	275,687	63,497	616,648
Class R6	4,866	46,582	1,496	14,340	5,632	53,826	1,751	16,728
	241,104	$2,751,483	460,055	$5,412,572	149,693	$1,508,588	317,994	$3,259,669

Notes to Financial Statements (unaudited) – continued

	South Carolina Fund – continued				Tennessee Fund – continued
	Six Months Ended 9/30/18		Year ended 3/31/18 (i)		Six Months Ended 9/30/18		Year ended 3/31/18 (i)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,167,342)	$(13,811,487)	(2,900,164)	$(34,684,810)	(1,411,461)	$(14,378,195)	(1,554,847)	$(16,123,989)
Class B	(43,761)	(516,786)	(94,983)	(1,140,163)	(32,539)	(333,094)	(19,647)	(203,940)
Class I	(600,384)	(5,757,914)	(626,416)	(6,047,182)	(350,286)	(3,356,247)	(982,404)	(9,491,960)
Class R6	(28,064)	(268,972)	(35,136)	(336,227)	(28,702)	(274,292)	(7,689)	(73,379)
	(1,839,551)	$(20,355,159)	(3,656,699)	$(42,208,382)	(1,822,988)	$(18,341,828)	(2,564,587)	$(25,893,268)

Net change
Class A	(285,468)	$(3,387,136)	(804,605)	$(9,567,380)	(1,088,745)	$(11,077,043)	(526,981)	$(5,447,687)
Class B	(41,239)	(487,006)	(87,400)	(1,049,114)	(31,410)	(321,565)	(16,743)	(173,790)
Class I	255,838	2,452,216	1,033,053	9,967,312	725,163	6,872,030	(99,604)	(926,792)
Class R6	37,879	362,083	271,823	2,605,413	7,119	68,315	316,510	3,023,951
	(32,990)	$(1,059,843)	412,871	$1,956,231	(387,873)	$(4,458,263)	(326,818)	$(3,524,318)

	Virginia Fund				West Virginia Fund
	Six Months Ended 9/30/18		Year ended 3/31/18 (i)		Six Months Ended 9/30/18		Year ended 3/31/18 (i)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,963,806	$21,533,750	2,534,439	$28,253,355	70,188	$762,321	232,888	$2,567,141
Class B	117	1,285	7,233	80,962	14	164	51	563
Class C	53,192	584,276	321,400	3,582,768	—	—	—	—
Class I	1,253,866	11,967,759	2,142,468	20,691,262	164,908	1,577,767	465,463	4,528,274
Class R6	255,891	2,442,937	657,186	6,276,018	2,325	22,313	13,408	129,428
	3,526,872	$36,530,007	5,662,726	$58,884,365	237,435	$2,362,565	711,810	$7,225,406

Shares issued to shareholders in reinvestment of distributions
Class A	285,812	$3,136,043	587,507	$6,546,750	137,323	$1,492,310	298,719	$3,296,888
Class B	859	9,425	2,131	23,743	625	6,787	1,534	16,935
Class C	19,702	216,110	51,724	576,263	—	—	—	—
Class I	73,589	701,797	135,096	1,308,073	12,813	122,583	20,216	196,229
Class R6	13,173	125,717	3,165	30,177	231	2,213	165	1,598
	393,135	$4,189,092	779,623	$8,485,006	150,992	$1,623,893	320,634	$3,511,650

Shares reacquired
Class A	(1,604,891)	$(17,635,738)	(3,539,345)	$(39,352,273)	(481,308)	$(5,232,792)	(1,354,129)	$(14,968,332)
Class B	(14,028)	(154,128)	(26,914)	(301,559)	(9,339)	(101,303)	(23,882)	(264,329)
Class C	(599,600)	(6,567,797)	(522,719)	(5,808,479)	—	—	—	—
Class I	(694,617)	(6,629,554)	(1,816,962)	(17,466,213)	(119,256)	(1,141,153)	(248,699)	(2,423,274)
Class R6	(42,854)	(409,166)	(11,899)	(113,463)	(2,340)	(22,410)	(24)	(225)
	(2,955,990)	$(31,396,383)	(5,917,839)	$(63,041,987)	(612,243)	$(6,497,658)	(1,626,734)	$(17,656,160)

Net change
Class A	644,727	$7,034,055	(417,399)	$(4,552,168)	(273,797)	$(2,978,161)	(822,522)	$(9,104,303)
Class B	(13,052)	(143,418)	(17,550)	(196,854)	(8,700)	(94,352)	(22,297)	(246,831)
Class C	(526,706)	(5,767,411)	(149,595)	(1,649,448)	—	—	—	—
Class I	632,838	6,040,002	460,602	4,533,122	58,465	559,197	236,980	2,301,229
Class R6	226,210	2,159,488	648,452	6,192,732	216	2,116	13,549	130,801
	964,017	$9,322,716	524,510	$4,327,384	(223,816)	$(2,511,200)	(594,290)	$(6,919,104)

(i)	For Class R6, the period is from the class inception August 1, 2017 through the stated period end.

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended September 30, 2018, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Commitment Fee	$274	$697	$1,207	$382	$558	$330	$905	$333
Interest Expense	—	—	—	—	—	—	—	—

(7)	Investments in Affiliated Issuers

An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2018, are as follows:

		Affiliated Issuer - MFS Institutional Money Market Portfolio
		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Mississippi Fund		179,653	7,257,854	(7,053,734)	383,773
New York Fund		420,742	22,047,721	(20,666,029)	1,802,434
North Carolina Fund		5,282,886	47,904,740	(49,980,095)	3,207,531
Pennsylvania Fund		148,995	15,484,677	(13,351,746)	2,281,926
South Carolina Fund		3,568,149	16,164,561	(18,083,151)	1,649,559
Tennessee Fund		314,777	10,016,948	(9,896,844)	434,881
Virginia Fund		2,016,605	34,624,459	(31,213,313)	5,427,751
West Virginia Fund		158,218	17,088,477	(16,614,480)	632,215

	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
Mississippi Fund	$(10)	$6	$—	$5,666	$383,734
New York Fund	104	(69)	—	15,897	1,802,254
North Carolina Fund	521	(435)	—	47,319	3,207,210
Pennsylvania Fund	(29)	(142)	—	13,799	2,281,697
South Carolina Fund	343	(324)	—	12,256	1,649,394
Tennessee Fund	114	(31)	—	5,832	434,838
Virginia Fund	156	(161)	—	27,284	5,427,208
West Virginia Fund	69	—	—	7,197	632,152

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2018 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2017 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed each Fund’s total return investment performance as well as its respective Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class A shares in comparison to the performance of funds in its respective Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. See below for a description of the performance information considered by the Trustees.

In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. See below for a description of the fee information considered by the Trustees.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to each Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to each Fund, as well as the more extensive regulatory burdens imposed on MFS in managing each Fund, in comparison to the relevant separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of each Fund in comparison to the relevant separate accounts.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered whether each Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Funds, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling each Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow each Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2018.

MFS Mississippi Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2017 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

Board Review of Investment Advisory Agreement – continued

MFS New York Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2017 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 3rd quintile for the five-year period December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.

MFS North Carolina Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2017 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

MFS Pennsylvania Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2017 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

Board Review of Investment Advisory Agreement – continued

MFS South Carolina Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2017 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

MFS Tennessee Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2017 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 4th quintile for the five-year period ended December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.

MFS Virginia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2017 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

Board Review of Investment Advisory Agreement – continued

MFS West Virginia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2017 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

September 30, 2018

MFS® Municipal Income Fund

LMB-SEM

MFS® Municipal Income Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to an uptick in market volatility in recent quarters — a departure from the low-volatility environment that prevailed for much of 2017. Against this more challenging backdrop, global markets have become less synchronized, with equity markets in the U.S. outperforming most international markets. Global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe, China and some emerging markets.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains fairly accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and moderate global demand have investors on the lookout for its potential reappearance. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager with nearly a century of expertise, MFS® firmly believes that active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform to try to do these things. Our long-term perspective influences nearly every aspect of our business, aligning our investment decisions with clients’ investing time horizons.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

November 15, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten industries (i)
Healthcare Revenue – Hospitals	14.9%
General Obligations – General Purpose	9.2%
Universities – Colleges	7.4%
Water & Sewer Utility Revenue	5.6%
General Obligations – Schools	5.3%
Transportation – Special Tax	5.3%
State & Local Agencies	4.9%
Healthcare Revenue – Long Term Care	4.7%
Sales & Excise Tax Revenue	4.3%
Airport Revenue	3.7%

Composition including fixed income credit quality (a)(i)
AAA	4.7%
AA	26.3%
A	29.6%
BBB	21.0%
BB	5.2%
B	1.3%
CCC	0.3%
CC	0.3%
C	1.9%
D	1.3%
Not Rated	7.3%
Cash & Cash Equivalents	1.8%
Other	(1.0)%

Portfolio facts (i)
Average Duration (d)	7.4
Average Effective Maturity (m)	15.8 yrs.

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

2

Portfolio Composition – continued

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions and/or the leverage created through the issuance of self-deposited inverse floaters and may be negative.

Percentages are based on net assets as of September 30, 2018.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, April 1, 2018 through September 30, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2018 through September 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/18	Ending Account Value 9/30/18	Expenses Paid During Period (p) 4/01/18-9/30/18
A	Actual	0.74%	$1,000.00	$1,010.38	$3.73
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
B	Actual	1.49%	$1,000.00	$1,006.63	$7.50
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
C	Actual	1.49%	$1,000.00	$1,006.63	$7.50
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
I	Actual	0.49%	$1,000.00	$1,011.61	$2.47
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
R6	Actual	0.42%	$1,000.00	$1,011.98	$2.12
	Hypothetical (h)	0.42%	$1,000.00	$1,022.96	$2.13
A1	Actual	0.49%	$1,000.00	$1,011.65	$2.47
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
B1	Actual	1.24%	$1,000.00	$1,007.89	$6.24
	Hypothetical (h)	1.24%	$1,000.00	$1,018.85	$6.28

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).Expenses paid do not include any applicable sales charges (loads). If these transaction costs had beenincluded, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.01% of investment related expenses from self-deposited inverse floaters (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

5

PORTFOLIO OF INVESTMENTS

9/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Municipal Bonds - 98.0%
Issuer	Shares/Par	Value ($)
Alabama - 1.4%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	$930,000	$1,006,976
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	6,570,000	6,907,632
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 2.316% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	20,175,000	20,175,000
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/2029	3,550,000	3,582,021
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	785,000	860,768
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	1,175,000	868,936
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,655,000	999,140
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	2,370,000	998,291
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	4,495,000	1,771,300
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien,
“D”, 5%, 10/01/2021	310,000	329,019
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	455,000	494,298
Mobile, AL, General Obligation Warrants, “A”, 5%, 2/15/2030	3,130,000	3,565,352
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.8%, 5/01/2034	3,565,000	3,765,496

		$45,324,229
Arizona - 1.4%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2038	$370,000	$404,628
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2048	990,000	1,073,002
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	1,235,000	1,334,566
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.125%, 7/01/2037	1,000,000	1,029,880
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.25%, 7/01/2047	750,000	772,545

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037	$95,000	$97,292
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047	160,000	162,480
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051	425,000	428,566
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2037	1,000,000	1,099,470
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2047	2,350,000	2,558,069
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2052	1,870,000	2,021,096
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037	165,000	168,981
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047	165,000	167,558
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051	95,000	95,797
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2038	675,000	713,225
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2048	465,000	486,576
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2034	7,000,000	7,890,470
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 4/01/2040	1,710,000	1,755,315
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	470,000	480,768
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	140,000	143,207
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	570,000	577,775
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	340,000	344,440
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	700,000	740,145
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	560,000	587,390
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	895,000	935,901

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	$840,000	$859,244
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	925,000	937,080
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046	610,000	619,742
Phoenix, AZ, Industrial Development Authority Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2030	150,000	167,651
Phoenix, AZ, Industrial Development Authority Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2031	375,000	417,165
Phoenix, AZ, Industrial Development Authority Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2033	150,000	165,698
Phoenix, AZ, Industrial Development Authority Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2037	500,000	542,525
Phoenix, AZ, Industrial Development Authority Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2042	605,000	652,390
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4.75%, 6/15/2037	690,000	689,103
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047	635,000	637,292
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052	550,000	550,143
Salt River, AZ, Agricultural Improvement & Power District, “A”, 5%, 1/01/2038	8,000,000	9,054,800
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2037	4,000,000	4,631,120

		$45,993,095
Arkansas - 0.2%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	$1,665,000	$1,830,251
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	435,000	468,669
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	215,000	219,844
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	435,000	444,296

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - continued
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	$45,000	$43,408
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	4,995,000	1,405,493
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/2042	1,520,000	1,636,630

		$6,048,591
California - 10.0%
Alameda, CA, Corridor Transportation Authority Senior Lien Rev., “A”, AGM, 5%, 10/01/2028	$985,000	$1,107,889
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, 5%, 6/01/2025	3,960,000	4,641,001
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, 5%, 6/01/2026	4,145,000	4,898,395
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2031	1,550,000	1,651,773
California Educational Facilities Authority Rev. (Stanford University), “U-7”, 5%, 6/01/2046	7,840,000	9,896,667
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2036 (Prerefunded 10/01/2021)	450,000	504,720
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2036	475,000	529,084
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/2039	2,580,000	2,653,840
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2046	2,530,000	2,809,287
California Health Facilities Financing Authority Rev. (Sutter Health), “D”, 5.25%, 8/15/2031	5,000,000	5,423,150
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	595,000	829,567
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	1,185,000	1,620,807
California Municipal Finance Authority Rev. (Channing House Project), “B”, 5%, 5/15/2047	1,500,000	1,688,985
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,750,000	1,907,797
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2043	1,000,000	1,091,800
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,510,000	1,639,180
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	4,890,000	5,269,855

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	$235,000	$251,918
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040 (Prerefunded 6/01/2020)	850,000	911,124
California Municipal Finance Authority, Solid Waste Rev. (Republic Services, Inc. Project), 1.65%, 9/01/2021 (Put Date 10/01/2018)	11,240,000	11,240,000
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 1.85%, 8/01/2023 (Put Date 11/01/2018)	14,625,000	14,619,296
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	260,000	282,178
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	510,000	544,746
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	510,000	537,933
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/2030 (Prerefunded 10/01/2019)	2,950,000	3,067,056
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2038	9,180,000	10,120,858
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	9,250,000	10,427,062
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024	560,000	585,726
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025	585,000	611,729
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	505,000	547,622
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	1,340,000	1,411,181
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/2038 (a)(d)	126,224	1
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 3%, 11/01/2022	1,690,000	1,694,597
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 3.5%, 11/01/2027	3,930,000	3,954,641
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2032	485,000	541,561

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2041	$955,000	$1,043,051
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2034	1,000,000	1,147,910
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2035	1,475,000	1,686,721
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/2039	1,050,000	1,093,103
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 6/01/2042 (Prerefunded 6/01/2019)	855,000	887,747
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	110,000	117,805
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	190,000	211,253
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	645,000	701,470
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	2,475,000	2,652,160
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	4,640,000	4,927,680
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	990,000	1,053,449
California Statewide Communities Development Authority Rev. (Viamonte Senior Living 1 Project), “A”, 3.5%, 7/01/2034	795,000	780,777
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/2046 (Prerefunded 1/01/2019)	5,025,000	5,080,426
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	1,840,000	1,887,472
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	4,495,000	3,016,550
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2031	4,015,000	2,578,915
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2033	2,785,000	1,640,643
Foothill-De Anza, CA, Community College District, Capital Appreciation, NATL, 0%, 8/01/2034	21,410,000	12,265,575
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2034	3,000,000	3,348,330
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	2,675,000	2,675,909

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2047	$865,000	$885,276
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5.25%, 6/01/2047	880,000	912,234
Hartnell, CA, Community College District (Monterey and San Benito Counties), Election of 2002 General Obligation, Capital Appreciation, “D”, 0%, 8/01/2039 (Prerefunded 8/01/2019)	9,645,000	2,208,030
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	2,620,000	2,813,566
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/2036	640,000	666,445
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	480,000	524,568
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2034	480,000	525,499
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2044	820,000	891,701
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2029	2,990,000	3,136,570
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2034	465,000	528,454
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2036	825,000	930,336
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2037	1,030,000	1,157,020
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	1,770,000	2,031,978
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	3,605,000	4,015,249
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2038	4,040,000	4,562,614
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	6,435,000	7,236,157
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/2039	2,580,000	2,678,453
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/2034	825,000	843,488
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	3,595,000	3,801,892
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	580,000	388,780
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2041	6,500,000	7,122,700

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2046	$2,000,000	$2,180,380
Mt. San Antonio, CA, Community College District, Convertible Capital Appreciation, 0% to 8/01/2023, 5.875% to 8/01/2028	1,860,000	1,793,096
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2027	1,930,000	1,486,332
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2029	3,915,000	2,770,019
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2030	4,335,000	2,932,931
Oceanside, CA, Unified School District, Capital Appreciation, ETM, ASSD GTY, 0%, 8/01/2024	350,000	304,374
Oceanside, CA, Unified School District, Capital Appreciation, Unrefunded Balance, ASSD GTY, 0%, 8/01/2024	2,550,000	2,193,459
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,640,000	1,829,518
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039 (Prerefunded 11/01/2019)	2,210,000	2,327,240
Port of Oakland, CA, Rev., “P”, 5%, 5/01/2033	10,815,000	11,513,649
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 2%, 6/01/2029	2,015,000	1,804,070
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 5.25%, 6/01/2039 (Prerefunded 6/01/2023)	4,655,000	5,338,773
Sacramento County, CA, Airport System Rev., “A”, 5%, 7/01/2041	10,000,000	11,204,100
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2041	6,000,000	6,700,680
Sacramento, CA, Municipal Utility District Electricity Rev., “X”, 5%, 8/15/2028 (Prerefunded 8/15/2021)	835,000	905,716
Sacramento, CA, Municipal Utility District Electricity Rev., “X”, 5%, 8/15/2028	2,435,000	2,630,579
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2040	9,315,000	9,757,742
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2024	500,000	556,080
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2025	1,500,000	1,662,570
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2028	6,000,000	6,517,020
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	340,000	371,923

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	$7,570,000	$8,096,796
San Jose, CA, Airport Rev., “C”, 5%, 3/01/2030	1,115,000	1,255,903
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NATL, 0%, 9/01/2026	5,100,000	4,105,449
State of California, 5%, 4/01/2024	4,365,000	4,798,968
State of California, 5.25%, 10/01/2028	2,965,000	3,248,513
State of California, 5%, 8/01/2029	5,000,000	5,829,650
State of California, 6.5%, 4/01/2033 (Prerefunded 4/01/2019)	2,175,000	2,227,026
State of California, 5%, 9/01/2034	9,000,000	10,334,610
State of California, 6%, 11/01/2039	3,000,000	3,129,570
State of California, Unrefunded Balance, 6.5%, 4/01/2033	1,825,000	1,865,789
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/2032 (Prerefunded 1/01/2021)	2,075,000	2,277,292
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 1/01/2041 (Prerefunded 1/01/2021)	915,000	1,006,701
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/2029	3,440,000	2,418,423
Whittier, CA, Union High School District, Capital Appreciation, 0%, 8/01/2034 (Prerefunded 8/01/2019)	2,005,000	762,562

		$334,308,485
Colorado - 3.9%
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation, 5%, 12/01/2034	$2,535,000	$2,879,937
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation, 5%, 12/01/2035	5,000,000	5,661,100
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 5/01/2040	1,815,000	1,817,577
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	195,000	211,936
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	740,000	781,396
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	605,000	636,182
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	545,000	578,496
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	490,000	530,837
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	495,000	530,808
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	700,000	753,214
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 5%, 12/01/2038	1,335,000	1,464,241

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	$3,440,000	$3,322,799
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/2031	1,725,000	1,892,325
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/2038	1,020,000	1,092,440
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	1,855,000	2,011,265
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 7%, 11/15/2038 (Prerefunded 11/15/2018)	4,330,000	4,356,803
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	305,000	335,994
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	365,000	396,916
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	385,000	415,488
Colorado Health Facilities Authority Rev. (Adventist System/Sunbelt Obligated Group), “A”, 5%, 11/15/2041	10,000,000	10,967,200
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2035	1,985,000	2,110,750
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	1,195,000	1,295,308
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/2044	4,620,000	4,965,391
Colorado Health Facilities Authority Rev., Improvement Bonds (Frasier Meadows Retirement Community Project), “B”, 5%, 5/15/2039	360,000	377,507
Colorado Health Facilities Authority Rev., Improvement Bonds (Frasier Meadows Retirement Community Project), “B”, 5%, 5/15/2048	2,420,000	2,527,279
Colorado High Performance Transportation Enterprise Rev. (C-470 Express Lanes), 5%, 12/31/2056	1,900,000	2,029,979
Colorado Housing & Finance Authority Rev., “B-1”, GNMA, 4%, 11/01/2048	3,090,000	3,229,822
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	6,150,000	6,488,250
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	5,000,000	5,205,450
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2036	2,755,000	3,126,567
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2040	10,000,000	11,234,600

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2025	$3,000,000	$3,445,680
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2041	1,500,000	1,675,455
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/2028	1,930,000	2,089,360
Denver, CO, City & County School District No. 1, 5%, 12/01/2024 (Prerefunded 12/01/2021)	10,000,000	10,892,600
Denver, CO, City & County Special Facilities Airport Refunding Rev. (United Airlines), 5%, 10/01/2032	1,145,000	1,218,257
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	965,000	1,052,651
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,635,000	1,759,636
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	1,210,000	1,279,285
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2041	1,465,000	1,596,323
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2030	1,470,000	1,645,268
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2031	1,660,000	1,851,647
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2032	1,755,000	1,953,631
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2033	1,760,000	1,952,579
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2034	1,445,000	1,597,693
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2035	1,630,000	1,796,162
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2045	5,280,000	5,739,413
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	1,215,000	1,492,943
University of Colorado, Enterprise Rev., 5%, 6/01/2029 (Prerefunded 6/01/2021)	4,220,000	4,543,294

		$130,809,734
Connecticut - 1.4%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2025	$2,990,000	$3,261,043
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	4,230,000	4,428,768

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - continued
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	$1,650,000	$1,689,682
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “B-2”, 4%, 11/15/2032	1,590,000	1,626,618
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/2045	2,640,000	2,693,038
Hartford County Metropolitan District, CT, “C”, AGM, 5%, 11/01/2028	4,290,000	4,901,539
Hartford County Metropolitan District, CT, “C”, AGM, 5%, 11/01/2029	2,375,000	2,698,950
Hartford County Metropolitan District, CT, “C”, AGM, 5%, 11/01/2030	2,355,000	2,665,413
Hartford County Metropolitan District, CT, “C”, AGM, 5%, 11/01/2031	2,015,000	2,277,534
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	5,985,000	6,102,426
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2028	4,595,000	4,884,531
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2029	4,595,000	4,877,363
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2030	4,615,000	4,895,730

		$47,002,635
Delaware - 0.0%
Delaware Economic Development Authority (Newark Charter School, Inc.), 5%, 9/01/2036	$235,000	$251,292
Delaware Economic Development Authority (Newark Charter School, Inc.), 5%, 9/01/2046	475,000	500,997

		$752,289
District of Columbia - 0.9%
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2036	$2,355,000	$2,539,632
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2046	630,000	671,196
District of Columbia Rev. (Georgetown University), 5%, 4/01/2035	3,000,000	3,375,210
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2033 (Prerefunded 7/01/2023)	560,000	653,755
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2043 (Prerefunded 7/01/2023)	1,450,000	1,692,759
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	210,000	205,180

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - continued
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/2035	$240,000	$230,143
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/2039	150,000	143,501
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	3,235,000	3,285,304
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	4,080,000	4,116,720
District of Columbia University Rev. (Georgetown University), BHAC, 5%, 4/01/2040	11,570,000	12,179,855

		$29,093,255
Florida - 2.7%
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	$20,000	$22,127
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	1,045,000	1,086,121
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	485,000	505,385
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,405,000	1,469,630
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.125%, 5/01/2023	100,000	99,585
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	100,000	99,005
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	625,000	617,925
Capital Trust Agency Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/2029	3,045,000	3,132,178
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	5,850,000	6,258,213
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.25%, 5/15/2035	100,000	92,969
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 7.75%, 5/15/2035	835,000	823,702
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/2044	1,265,000	1,245,317
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.5%, 5/15/2049	180,000	162,553

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2029	$1,350,000	$1,493,033
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2030	1,420,000	1,565,962
Florida Board of Education, Capital Outlay, “E”, 5%, 6/01/2023 (Prerefunded 6/01/2019)	250,000	257,585
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2030	2,425,000	2,531,409
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2040	5,130,000	5,315,860
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037	305,000	298,269
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047	785,000	762,730
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033	550,000	563,409
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038	680,000	700,692
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048	1,230,000	1,281,599
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Series 1), 4%, 7/01/2049 (u)	5,110,000	5,366,624
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “A”, FHLMC, 3.5%, 7/01/2046	1,390,000	1,414,450
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “B”, 3%, 7/01/2045	2,190,000	2,205,220
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 10/01/2031 (Prerefunded 10/01/2019)	400,000	416,984
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), ETM, NATL, 6.5%, 8/15/2019	225,000	233,757
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 5/01/2037	1,270,000	1,228,001
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053	570,000	589,391
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034	1,935,000	2,111,375
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	305,000	308,358
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	125,000	126,151
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	200,000	199,844

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	$605,000	$633,538
Main Street, FL, Community Development District Rev., “A”, 6.8%, 5/01/2038	260,000	260,468
Marshall Creek Community Development District, FL, Capital Improvement and Special Assessment, “A”, 3.5%, 5/01/2020	1,030,000	1,028,568
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 5%, 11/15/2039	2,000,000	2,094,260
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 10/01/2035	5,885,000	6,178,132
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6.125%, 8/01/2042 (Prerefunded 8/01/2020)	1,645,000	1,760,166
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6.125%, 8/01/2042	595,000	631,795
Miami-Dade County, FL, Water & Sewer Rev., AGM, 5%, 10/01/2039 (Prerefunded 10/01/2020)	1,000,000	1,058,250
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	6,920,000	7,913,089
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	280,000	293,395
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	135,000	140,997
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	230,000	240,217
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	5,785,000	6,113,530
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2035	1,115,000	1,244,117
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2036	1,010,000	1,122,807
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2037	845,000	935,229
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2038	980,000	1,082,243
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	430,000	489,331
Palm Beach County, FL, Solid Waste Authority Improvement Rev., BHAC, 5%, 10/01/2027 (Prerefunded 10/01/2019)	295,000	303,903
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/2023	45,000	45,184
Pinellas County, FL, Sewer Rev., AGM, 5%, 10/01/2032	330,000	330,782

20

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/2029	$1,025,000	$1,040,621
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/2027	140,000	131,190
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045 (Prerefunded 8/01/2020)	6,795,000	7,268,204
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	52,264	33,449
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	245,000	269,865
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	225,000	244,296
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	485,000	520,531
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	1,455,000	1,552,281
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/2021	45,000	45,029

		$89,590,880
Georgia - 2.4%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$965,000	$1,044,284
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	965,000	1,043,831
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2025	1,415,000	1,538,926
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2026	800,000	868,496
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/2022 (Prerefunded 11/01/2019)	2,770,000	2,889,941
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	1,295,000	1,419,553
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	650,000	699,862
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	1,140,000	1,214,773
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc. Project), 6.125%, 9/01/2040 (Prerefunded 9/01/2020)	4,850,000	5,214,235

21

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	$5,285,000	$5,742,047
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	1,415,000	1,535,657
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	4,345,000	4,711,544
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	3,910,000	4,206,925
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2046	9,100,000	9,839,102
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2026	3,680,000	3,904,590
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2027	2,285,000	2,422,900
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2047	3,560,000	3,711,514
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	1,270,000	1,306,830
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	4,545,000	4,920,144
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	845,000	985,659
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	1,740,000	2,046,310
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/2026	3,065,000	3,357,585
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5%, 2/15/2042	4,000,000	4,347,160
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5%, 2/15/2045	5,000,000	5,422,750
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/2054	4,215,000	4,759,114
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2037	590,000	621,665
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2047	405,000	423,322

		$80,198,719
Guam - 0.1%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	$545,000	$572,125
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	910,000	960,823
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	130,000	136,092

22

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Guam - continued
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	$370,000	$396,022

		$2,065,062
Hawaii - 0.9%
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.65%, 1/01/2029	$7,795,000	$7,810,356
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.75%, 1/01/2033	9,390,000	9,409,531
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/2029 (Prerefunded 11/15/2019)	330,000	351,585
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/2044 (Prerefunded 11/15/2019)	1,100,000	1,184,392
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/2039	3,655,000	3,768,744
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	1,380,000	1,500,957
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	850,000	925,871
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2022)	3,695,000	4,033,203
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2031	1,380,000	1,488,703
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2032	920,000	992,165

		$31,465,507
Illinois - 11.2%
Chicago, IL (Modern Schools Across Chicago Program), “A”, AAC, 5%, 12/01/2024	$2,165,000	$2,171,863
Chicago, IL (Modern Schools Across Chicago Program), “D”, AAC, 5%, 12/01/2022	2,710,000	2,718,455
Chicago, IL (Modern Schools Across Chicago Program), “G”, AAC, 5%, 12/01/2023	575,000	576,806
Chicago, IL (Modern Schools Across Chicago Program), “H”, AAC, 5%, 12/01/2020	1,635,000	1,640,052
Chicago, IL (Modern Schools Across Chicago Program), “H”, AAC, 5%, 12/01/2021	1,030,000	1,033,203
Chicago, IL, “A”, 5.25%, 1/01/2028	345,000	367,560
Chicago, IL, “A”, 5%, 1/01/2036	1,110,000	1,146,608
Chicago, IL, “A”, AGM, 5%, 1/01/2027	200,000	201,378
Chicago, IL, “A”, AGM, 5%, 1/01/2028 (Prerefunded 1/01/2020)	7,700,000	7,919,296
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	245,000	245,789

23

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, “A”, AGM, 4.625%, 1/01/2031	$505,000	$506,560
Chicago, IL, “A”, AGM, 5%, 1/01/2037	3,295,000	3,317,406
Chicago, IL, “A”, Capital Appreciation, NATL, 0%, 1/01/2027	1,490,000	1,056,723
Chicago, IL, “C”, NATL, 5%, 1/01/2028	165,000	165,409
Chicago, IL, “C”, NATL, 5%, 1/01/2029	3,025,000	3,032,351
Chicago, IL, “D”, 5.5%, 1/01/2033	935,000	1,002,713
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	6,805,000	7,314,422
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	1,405,000	1,218,978
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	1,205,000	996,149
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	9,895,000	6,357,735
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2029	3,290,000	2,008,446
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2030	1,335,000	775,101
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2019	825,000	799,367
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	645,000	559,602
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	14,590,000	12,061,261
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	3,405,000	2,411,659
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2028	3,895,000	2,502,615
Chicago, IL, Board of Education, “C”, AGM, 5%, 12/01/2032	8,315,000	8,354,164
Chicago, IL, Board of Education, “C”, ASSD GTY, 5.25%, 12/01/2025	5,855,000	5,886,851
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	270,000	292,321
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	1,785,000	1,904,559
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	1,620,000	1,723,729
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	14,285,000	16,532,173
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AAC, 5.5%, 12/01/2019	350,000	358,383

24

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	$310,000	$346,933
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2030	200,000	222,926
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2031	200,000	222,028
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2032	200,000	221,492
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2033	180,000	198,542
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2034	175,000	192,250
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	130,000	142,241
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	1,205,000	1,239,728
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	3,245,000	3,323,886
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	3,675,000	3,728,729
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2026	9,690,000	7,231,066
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2027	1,820,000	1,290,762
Chicago, IL, General Obligation, “A”, 6%, 1/01/2038	3,755,000	4,224,525
Chicago, IL, General Obligation, “A”, AGM, 5.25%, 1/01/2031	1,000,000	1,079,690
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2029	9,145,000	9,764,116
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031	1,525,000	1,648,129
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	745,000	822,324
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	1,850,000	2,005,789
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	5,900,000	6,332,588

25

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	$945,000	$1,036,665
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	470,000	514,603
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,890,000	2,077,809
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	2,735,000	3,005,136
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	5,520,000	5,943,439
Chicago, IL, O’Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035	1,605,000	1,704,446
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2029	1,755,000	1,871,076
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	655,000	696,697
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2040	4,685,000	4,942,675
Cook County, IL, Community College District 508 (City Colleges), BAM, 5%, 12/01/2047	9,665,000	10,247,606
Illinois Finance Authority Refunding Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2032	245,000	271,200
Illinois Finance Authority Refunding Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	140,000	153,902
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2036	640,000	665,440
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2040	585,000	604,422
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	2,310,000	2,484,220
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	2,315,000	2,481,171
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/2033	2,180,000	2,212,395
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/2043	1,500,000	1,545,570
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2046	9,235,000	9,876,648
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7%, 11/15/2029 (Prerefunded 5/15/2019)	2,975,000	3,066,600
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7.125%, 11/15/2037 (Prerefunded 5/15/2019)	2,445,000	2,522,140

26

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FLR, 2.83% (70% of LIBOR - 1mo. + 1.35%), 5/01/2036 (Put Date 5/01/2021)	$885,000	$888,735
Illinois Finance Authority Rev. (Presence Health Network), “A”, 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	3,650,000	3,829,544
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	1,035,000	1,159,511
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	1,535,000	1,706,628
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	6,315,000	6,904,253
Illinois Finance Authority Rev. (Resurrection Health Care Corp.), 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	6,460,000	6,624,278
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	510,000	544,078
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	745,000	791,376
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	615,000	654,219
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	795,000	843,280
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/2038 (Prerefunded 8/15/2019)	1,500,000	1,562,535
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	2,455,000	2,559,976
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “A”, 5%, 3/01/2047	10,000,000	10,730,300
Illinois Finance Authority Rev., Friendship Village of Schaumburg, 5%, 2/15/2037	9,810,000	9,522,567
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago, LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	490,000	528,161
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago, LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	980,000	1,045,738
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago, LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	490,000	520,993
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/2031 (Prerefunded 4/01/2021)	2,730,000	3,033,030
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	4,210,000	4,505,710
Illinois Railsplitter Tobacco Settlement Authority Rev., 5.5%, 6/01/2023 (Prerefunded 6/01/2021)	4,455,000	4,835,635

27

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$10,615,000	$11,658,561
Illinois Sports Facilities Authority, AAC, 5.5%, 6/15/2030	1,250,000	1,252,750
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	1,730,000	1,871,376
Illinois Toll Highway Authority Rev., “A”, 5%, 12/01/2022	5,000,000	5,526,700
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 4%, 12/01/2020	1,315,000	1,352,333
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 5%, 12/01/2028	765,000	835,089
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 5%, 12/01/2029	785,000	854,849
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “A”, Capital Appreciation, AGM, 0%, 6/15/2026	2,400,000	1,772,976
Metropolitan Pier & Exposition Authority Rev. (McCormick Place), “A”, BAM, 5%, 6/15/2042	4,550,000	4,755,888
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place), NATL, 5.5%, 6/15/2029	5,430,000	6,013,834
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,690,000	1,762,281
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,390,000	1,453,467
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	1,030,000	992,168
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	1,125,000	1,056,510
State of Illinois, 5%, 11/01/2027	7,130,000	7,518,157
State of Illinois, 5%, 1/01/2028	425,000	436,101
State of Illinois, 5%, 5/01/2028	870,000	901,651
State of Illinois, 5.25%, 7/01/2028	2,530,000	2,674,311
State of Illinois, 5%, 11/01/2028	2,005,000	2,101,280
State of Illinois, 5%, 2/01/2029	2,180,000	2,282,656
State of Illinois, 4.125%, 11/01/2031	1,720,000	1,666,628
State of Illinois, 4.5%, 11/01/2039	1,895,000	1,852,021
State of Illinois, AGM, 5%, 4/01/2024	5,000,000	5,393,750
State of Illinois, AGM, 5%, 2/01/2027	1,465,000	1,588,001
State of Illinois, NATL, 5%, 4/01/2021	3,855,000	3,856,041
State of Illinois, NATL, 6%, 11/01/2026	4,615,000	5,207,520
State of Illinois, “A”, 5%, 12/01/2020	2,975,000	3,095,458
State of Illinois, “B”, 5%, 11/01/2019	16,185,000	16,582,018
State of Illinois, “B”, 5%, 12/01/2020	1,645,000	1,711,606
State of Illinois, “B”, 5.25%, 6/15/2034 (Prerefunded 6/15/2019)	1,275,000	1,304,363

28

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
State of Illinois, “D”, 5%, 11/01/2028	$6,655,000	$7,007,050
State of Illinois, “P”, ETM, 6.5%, 6/15/2022	2,570,000	2,702,715

		$373,151,947
Indiana - 1.3%
Indiana Development Finance Authority Solid Water Disposal Rev. (Waste Management, Inc. Project), 1.75%, 10/01/2031 (Put Date 10/01/2021)	$1,075,000	$1,075,000
Indiana Finance Authority Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	3,370,000	3,549,891
Indiana Finance Authority Hospital Rev. (Deaconess Hospital, Inc.), “A”, 6.75%, 3/01/2039 (Prerefunded 3/01/2019)	3,000,000	3,059,250
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/2041	2,840,000	3,189,831
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	530,000	564,954
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,340,000	1,405,821
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035	2,190,000	2,331,430
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	1,595,000	1,684,432
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2/01/2029 (Prerefunded 2/01/2022)	4,000,000	4,368,440
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2048	3,360,000	3,536,434
Indianapolis, IN, Water System First Lien Refunding Rev., “A”, 5%, 10/01/2037	5,250,000	5,990,145
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2042	1,170,000	1,199,004
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	625,000	706,687
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	455,000	512,530
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	565,000	633,094
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	1,700,000	1,892,032
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/2039 (Prerefunded 1/01/2019)	4,715,000	4,769,694
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/2026	1,000,000	1,258,340

29

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/2028 (Prerefunded 10/01/2019)	$1,875,000	$1,944,450
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	330,000	380,127
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	755,000	875,120

		$44,926,706
Iowa - 0.9%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2030	$1,200,000	$1,320,036
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2031	2,230,000	2,441,471
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2032	1,085,000	1,182,845
Iowa Finance Authority Rev. (Iowa Health System Obligated Group), “A”, 5.25%, 2/15/2044	3,000,000	3,204,600
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	1,305,000	1,370,824
Iowa Student Loan Liquidity Corp. Rev., “A”, 3.75%, 12/01/2033	5,625,000	5,484,825
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	995,000	1,013,776
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	180,000	184,918
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/2025	815,000	842,009
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/2026	810,000	837,013
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/2027	65,000	67,148
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/2028	1,375,000	1,420,389
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/2034	3,070,000	3,100,700
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “C”, 5.625%, 6/01/2046	5,920,000	5,982,870

		$28,453,424
Kansas - 0.4%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2038	$3,800,000	$4,066,038
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2042	1,500,000	1,601,370
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,295,000	1,362,249
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	680,000	707,214

30

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	$145,000	$152,105
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	175,000	181,071
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	145,000	143,289
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	720,000	737,085
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 3%, 9/01/2023	815,000	806,581
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	1,515,000	1,500,623
Wyandotte County, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	540,000	541,069

		$11,798,694
Kentucky - 1.2%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$810,000	$912,368
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	800,000	897,632
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	910,000	1,017,125
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	590,000	628,669
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	4,235,000	4,486,728
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	2,685,000	2,838,474
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	2,530,000	2,686,910
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,655,000	1,744,089
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	1,290,000	1,383,577
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	2,070,000	2,167,663
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6%, 6/01/2030 (Prerefunded 6/01/2020)	2,695,000	2,864,974
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	5,500,000	5,880,435

31

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2045	$3,390,000	$3,715,914
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2047	1,895,000	2,036,083
Kentucky Turnpike Authority, Economic Development Road Rev. (Revitalization Projects), “A”, 5%, 7/01/2032	2,000,000	2,196,100
Louisville & Jefferson County, KY, Metro Government College Rev. (Bellarmine University, Inc. Project), 6.125%, 5/01/2039 (Prerefunded 11/01/2019)	3,000,000	3,130,590
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 9/01/2039	1,670,000	1,719,582

		$40,306,913
Louisiana - 1.3%
Jefferson Parish, LA, Hospital Service District No. 1 Hospital Rev. (West Jefferson Medical Center), AGM, 5.25%, 1/01/2028 (Prerefunded 1/01/2020)	$1,980,000	$2,098,978
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	3,355,000	3,385,698
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,470,000	1,607,033
Louisiana Housing Corp. Single Family Mortgage Rev. (Home Ownership Program), “A-1”, 4.5%, 12/01/2047	775,000	832,242
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	3,585,000	3,641,356
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2043	590,000	643,059
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	2,555,000	2,760,499
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	580,000	629,155
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	2,240,000	2,450,717
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/2029	1,400,000	1,506,596

32

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/2035	$6,000,000	$6,487,260
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/2034	2,745,000	2,851,451
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	5,465,000	4,654,923
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2023	1,325,000	1,476,130
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2024	1,270,000	1,411,846
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2025	1,000,000	1,109,320
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/2030	1,810,000	1,829,005
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2043	745,000	825,281
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2048	1,210,000	1,335,078
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	800,000	870,656
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	2,000,000	2,095,060

		$44,501,343
Maine - 0.2%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025)	$1,140,000	$1,136,945
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025	570,000	607,062
Maine Housing Authority Mortgage, ”C-1“, 3.5%, 11/15/2044	3,310,000	3,369,679

		$5,113,686
Maryland - 1.6%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2039	$1,805,000	$1,953,227
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	1,605,000	1,731,795
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	2,575,000	2,770,391
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	1,565,000	1,653,657
Baltimore, MD, Subordinate Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 5%, 7/01/2041	5,000,000	5,570,900

33

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034	$150,000	$148,898
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039	155,000	155,233
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047	1,105,000	1,108,381
Maryland Community Development Administration, Department of Housing & Community Development, “C”, 4%, 9/01/2044	3,715,000	3,847,700
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	3,385,000	3,376,741
Maryland Economic Development Corp. Refunding Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2030	180,000	202,597
Maryland Economic Development Corp. Refunding Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2032	125,000	139,171
Maryland Economic Development Corp. Refunding Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2035	225,000	247,997
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/2025 (Prerefunded 6/01/2020)	795,000	839,075
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	695,000	776,892
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	180,000	175,912
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	550,000	523,352
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	1,750,000	1,640,940
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare Issue), “A”, 5.5%, 1/01/2036	5,090,000	5,712,711
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 7/01/2039 (Prerefunded 7/01/2019)	1,510,000	1,562,518
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	2,225,000	2,420,911
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	1,745,000	1,894,093
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	1,090,000	1,178,922
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	4,845,000	5,169,857

34

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	$185,000	$198,381
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	315,000	336,549
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	330,000	351,288
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “C-3”, 2.5%, 11/01/2024	3,370,000	3,304,521
State of Maryland, “B”, 4%, 8/01/2027	2,570,000	2,714,742

		$51,707,352
Massachusetts - 6.0%
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), “A”, 5%, 6/01/2023	$2,645,000	$2,975,255
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2047	6,645,000	7,458,016
Commonwealth of Massachusetts Transportation Fund Rev., “A”, 5%, 6/01/2041	3,310,000	3,751,719
Commonwealth of Massachusetts Transportation Fund Rev., “A”, 5%, 6/01/2043	5,980,000	6,767,925
Commonwealth of Massachusetts, “A”, AAC, 5.5%, 8/01/2030	5,000,000	6,243,650
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “H”, 5%, 12/01/2026	10,000,000	11,778,900
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “J”, 5%, 12/01/2036	19,615,000	22,223,599
Massachusetts Bay Transportation Authority Rev., “A”, 7%, 3/01/2021	2,995,000	3,187,668
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2024	9,445,000	10,793,840
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/2031	2,395,000	2,654,762
Massachusetts Development Finance Agency Lease Rev. (University of Massachusetts at Dartmouth, College of Visual & Performing Arts Project), 6%, 8/01/2021	775,000	820,849
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,550,000	1,691,174
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,225,000	3,509,284
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	895,000	968,139
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	250,000	271,570

35

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5%, 1/01/2047	$5,500,000	$5,858,930
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,070,000	2,206,102
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), ”F“, 5%, 8/15/2030	1,000,000	1,117,370
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	460,000	490,797
Massachusetts Development Finance Agency Rev. (Newbridge On The Charles, Inc.), 5%, 10/01/2037	110,000	116,961
Massachusetts Development Finance Agency Rev. (Newbridge On The Charles, Inc.), 5%, 10/01/2047	290,000	306,121
Massachusetts Development Finance Agency Rev. (Newbridge On The Charles, Inc.), 5%, 10/01/2057	950,000	995,572
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033 (Prerefunded 11/15/2023)	275,000	326,439
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023)	435,000	521,352
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 7/01/2031 (Prerefunded 7/01/2021)	1,430,000	1,540,897
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 7/01/2036 (Prerefunded 7/01/2021)	1,670,000	1,799,509
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S-4”, 5%, 7/01/2033	7,500,000	8,624,700
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S-4”, 5%, 7/01/2034	5,000,000	5,728,200
Massachusetts Development Finance Agency Rev. (Partners Healthcare), Unrefunded Balance, “L”, 5%, 7/01/2031	1,350,000	1,441,247
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	45,000	45,738
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	185,000	203,124
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2033	420,000	485,209
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	605,000	667,085
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	710,000	780,070
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2035	415,000	454,330
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	1,440,000	1,563,998

36

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	$1,300,000	$1,403,753
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	1,145,000	1,232,444
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	670,000	684,928
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2030	1,040,000	1,063,431
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2031	705,000	718,134
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	225,000	234,277
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, “C”, 4.125%, 7/01/2046	6,960,000	6,807,506
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 7/01/2021	1,255,000	1,342,586
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	1,090,000	1,117,021
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	1,130,000	1,160,883
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	12,905,000	12,627,542
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	1,620,000	1,585,170
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 5.25%, 7/01/2029	3,175,000	3,361,499
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 3.625%, 7/01/2032	11,415,000	11,371,623
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev. (Suffolk University), 6.25%, 7/01/2030 (Prerefunded 7/01/2019)	2,600,000	2,683,616
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev., Unrefunded Balance (Suffolk University), 6.25%, 7/01/2030	1,455,000	1,495,405
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2037	470,000	500,653
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	465,000	492,998
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), “A”, AAC, 5%, 1/01/2027	1,925,000	1,960,824
Massachusetts School Building Authority, Sales Tax Rev., “A”, 5%, 8/15/2026	12,500,000	13,757,000

37

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 8/01/2029	$4,215,000	$5,187,148
Massachusetts Water Resources Authority, ETM, 6.5%, 7/15/2019	390,000	403,950
University of Massachusetts Building Authority Rev., “2017-3”, 5%, 11/01/2036	8,895,000	10,178,015

		$201,740,507
Michigan - 2.2%
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/2019	$1,730,000	$1,767,731
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/2020	1,725,000	1,809,715
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5.25%, 7/01/2039	5,920,000	6,362,402
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036	295,000	308,685
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041	410,000	427,921
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2036	505,000	558,020
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2038	460,000	504,818
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2043	815,000	888,961
Eastern Michigan University Board of Regents, General Rev., “A”, 4%, 3/01/2047	9,675,000	9,324,281
Great Lakes Water Authority, Michigan Water Supply System Rev., “B”, BAM, 5%, 7/01/2046	5,745,000	6,312,778
Great Lakes Water Authority, Michigan Water Supply System Rev., “D”, 5%, 7/01/2036	3,155,000	3,442,231
Great Lakes Water Authority, Michigan Water Supply System Rev., “D”, AGM, 5%, 7/01/2034	3,710,000	4,205,656
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	685,000	705,879
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	860,000	892,035
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2030	1,000,000	1,145,810
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2031	2,000,000	2,280,180
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	800,000	870,520

38

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	$1,790,000	$1,942,186
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	1,155,000	1,249,595
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7“, NATL, 5%, 7/01/2032	580,000	629,938
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-1”, 5%, 7/01/2044	450,000	479,349
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-2”, 5%, 7/01/2034	800,000	868,016
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	485,000	521,506
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	240,000	262,502
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	570,000	620,012
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/2035	3,195,000	3,419,321
Michigan Hospital Finance Authority Rev. (Henry Ford Health
System), 5.75%, 11/15/2039 (Prerefunded 11/15/2019)	7,165,000	7,458,335
Michigan Housing Development Authority, “A”, 4%, 6/01/2046	1,540,000	1,587,540
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	985,000	1,038,820
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	1,000,000	1,089,420
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	610,000	670,957

39

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	$470,000	$508,761
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	1,020,000	1,101,182
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	7,105,000	7,869,711

		$73,124,774
Minnesota - 0.5%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2041	$2,500,000	$2,800,725
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2046	3,000,000	3,349,380
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	1,270,000	1,307,541
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 7/01/2039 (Prerefunded 7/01/2019)	6,445,000	6,621,206
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052	240,000	243,639
University of Minnesota, “A”, 5%, 12/01/2025 (Prerefunded 12/01/2021)	710,000	773,375

		$15,095,866
Mississippi - 1.5%
Alcorn State University Educational Building Corp., Student Housing Rev., “A”, 5.125%, 9/01/2034 (Prerefunded 9/01/2019)	$2,500,000	$2,571,975
Alcorn State University Educational Building Corp., Student Housing Rev., “A”, 5.25%, 9/01/2039 (Prerefunded 9/01/2019)	1,625,000	1,673,604
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	1,750,000	1,974,805
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	495,000	585,323
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	2,455,000	2,873,946
Mississippi Home Corp. Single Family Mortgage Rev., “A”, 4%, 12/01/2044	2,025,000	2,127,505
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,445,000	1,554,256
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	3,560,000	3,876,164
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-2”, 2.125%, 9/01/2022 (Put Date 1/09/2019)	1,720,000	1,717,833

40

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	$1,250,000	$1,421,925
State of Mississippi, “B”, 5%, 12/01/2025	585,000	679,115
State of Mississippi, “B”, 5%, 12/01/2032	2,500,000	2,861,525
State of Mississippi, “B”, 5%, 12/01/2033	2,500,000	2,851,800
State of Mississippi, “B”, 5%, 12/01/2034	5,000,000	5,684,250
University of Southern Mississippi, Educational Building Corp. Rev. (Campus Facilities Improvements Project), 5.25%, 9/01/2032 (Prerefunded 9/01/2019)	1,665,000	1,714,800
University of Southern Mississippi, Educational Building Corp. Rev. (Campus Facilities Improvements Project), 5.375%, 9/01/2036 (Prerefunded 9/01/2019)	610,000	628,934
University of Southern Mississippi, Educational Building Corp.
Rev. (Facilities Refinancing Project) “A”, 5%, 3/01/2028	1,080,000	1,218,586
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2043	6,615,000	7,299,255
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048	5,750,000	6,321,090

		$49,636,691
Missouri - 0.6%
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	$625,000	$635,369
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/2034	1,410,000	1,434,351
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 4.375%, 2/01/2031	105,000	105,755
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040	160,000	164,257
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050	275,000	277,632
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039	730,000	789,539
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031	2,615,000	2,884,031
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, FNMA, 4.25%, 5/01/2049	6,600,000	7,027,812
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, GNMA, 3.75%, 5/01/2038	1,010,000	1,039,512

41

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/2040	$1,035,000	$1,068,824
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	140,000	145,768
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	95,000	97,549
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	260,000	266,869
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	230,000	231,348
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	735,000	745,768
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	2,290,000	2,330,029

		$19,244,413
Montana - 0.1%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A-2”, 3%, 12/01/2043	$1,415,000	$1,421,212
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A”, 4%, 6/01/2049	1,095,000	1,147,111

		$2,568,323
Nebraska - 0.5%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2034	$850,000	$979,761
Douglas County, NE, Educational Facilities Refunding Rev. (Creighton University), “A”, 5.875%, 7/01/2040 (Prerefunded 7/01/2020)	6,355,000	6,765,342
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/2044	495,000	497,163
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	1,855,000	1,918,423
Nebraska Investment Finance Authority, Single Family Housing Rev., “C”, 4%, 9/01/2048 (u)	5,345,000	5,610,005
Nebraska Investment Finance Authority, Single Family Housing Rev., “E”, 3%, 3/01/2043	140,000	140,370

		$15,911,064

42

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nevada - 0.2%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029	$155,000	$155,843
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035	630,000	642,550
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038	305,000	309,398
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045	760,000	772,981
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048	735,000	740,696
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2033	90,000	101,049
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	115,000	127,153
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	460,000	455,244
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	570,000	566,113
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), Capital Appreciation, “C”, 0%, 7/01/2058	28,000,000	2,990,120

		$6,861,147
New Hampshire - 0.3%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	$4,610,000	$4,792,095
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	450,000	468,850
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/2029 (Put Date 10/01/2019)	185,000	185,592
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	1,600,000	1,788,320
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	1,595,000	1,755,904

		$8,990,761

43

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - 5.0%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2032	$360,000	$399,607
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2037	485,000	527,292
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	600,000	648,276
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2032	1,665,000	1,852,029
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2037	1,670,000	1,824,425
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	355,000	395,736
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	555,000	596,137
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	850,000	910,129
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	555,000	592,701
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	555,000	591,769
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2037	1,970,000	2,146,059
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2042	2,190,000	2,370,587
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	1,095,000	1,175,581
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,570,000	1,659,490
New Jersey Economic Development Authority Rev. (School Facilities Construction), “NN”, 5%, 3/01/2027	4,135,000	4,403,940
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/2027	470,000	524,938
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2028	470,000	511,257

44

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	$1,415,000	$1,542,067
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	870,000	938,921
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	435,000	468,595
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2034	610,000	661,423
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2035	510,000	550,647
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2042	2,855,000	3,026,300
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	305,000	310,847
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	6,250,000	6,745,625
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	400,000	448,552
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/2030	370,000	414,911
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	3,385,000	3,597,713
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), “A”, 5.7%, 10/01/2039	5,000,000	5,143,600
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	1,915,000	1,851,077
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2031 (u)	8,400,000	8,002,932
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 5%, 7/01/2033	485,000	527,942
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2027	1,105,000	1,257,468
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	1,100,000	1,242,813
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/2032 (Prerefunded 6/01/2019)	4,195,000	4,349,670
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	5,485,000	5,934,222
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2031	2,105,000	2,322,468

45

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	$2,100,000	$2,309,874
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2033	1,775,000	1,943,483
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2034	1,785,000	1,945,507
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2035	1,575,000	1,710,104
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2036	1,835,000	1,984,846
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	3,040,000	3,273,259
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “1A”, 2.75%, 12/01/2027	5,670,000	5,442,009
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “1A”, 3.5%, 12/01/2029	2,255,000	2,254,955
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “1B”, 2.95%, 12/01/2028	14,730,000	14,699,214
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2032	3,000,000	3,358,290
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2033	3,000,000	3,345,300
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2034	3,000,000	3,332,340
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2035	2,950,000	3,264,116
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	3,525,000	4,040,003
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2029	3,420,000	3,778,142
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2031	2,275,000	2,493,901
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	3,985,000	4,439,410
New Jersey Transportation Trust Fund Authority, Transportation System, “C”, 5%, 6/15/2042	2,360,000	2,438,092

46

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “A”, 0%, 12/15/2037	$25,000,000	$9,998,250
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2035	3,725,000	1,703,517
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2036	9,720,000	4,217,411
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	3,345,000	1,887,416
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NATL, 0%, 12/15/2031	5,000,000	2,832,800
New Jersey Transportation Trust Fund Authority, Transportation Systems, “B”, NATL, 5.5%, 12/15/2020	3,325,000	3,544,018
New Jersey Transportation Trust Fund Authority, Transportation Systems, “B”, NATL, 5.5%, 12/15/2021	5,000,000	5,437,800

		$166,141,803
New Mexico - 1.0%
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2031	$2,500,000	$2,907,125
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2033	2,300,000	2,657,236
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/2040	9,975,000	10,589,560
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	1,940,000	2,034,905
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “C”, FNMA, 4%, 1/01/2049	3,520,000	3,703,251
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/2039 (Put Date 8/01/2019)	11,435,000	11,682,453

		$33,574,530
New York - 4.1%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030 (Prerefunded 1/15/2020)	$2,015,000	$2,120,465
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	4,385,000	4,688,442
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	1,610,000	428,067
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Convertible Capital Appreciation, “C”, 0% to 1/01/2024, 5.625% to 1/01/2055	1,610,000	1,336,751
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2025	1,450,000	1,549,992

47

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2026	$1,080,000	$1,153,883
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	2,450,000	2,663,297
Hudson Yards, NY, Infrastructure Corp. Rev., Unrefunded Balance, “A”, 5.75%, 2/15/2047	1,500,000	1,615,020
Metropolitan Transportation Authority (Hudson Rail Yards Trust), “A”, 5%, 11/15/2046	13,870,000	14,239,219
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033	100,000	109,556
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/2030 (Prerefunded 2/15/2019)	1,475,000	1,500,355
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035 (Prerefunded 2/15/2019)	1,395,000	1,417,711
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), “A”, 5%, 12/01/2035	200,000	217,566
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 5%, 12/15/2025	5,000,000	5,525,000
New York Energy Research & Development Authority Pollution Control Rev. (New York Electric & Gas Corp. Project), “C”, 2%, 6/01/2029 (Put Date 5/01/2020)	3,485,000	3,464,020
New York Environmental Facilities Corp., State Revolving Funds Rev., “C”, 5%, 5/15/2041	2,745,000	2,925,072
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	11,660,000	14,156,756
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	9,910,000	10,295,499
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	3,190,000	3,466,701
New York Liberty Development Corp., Liberty Rev. (4 World Trade Center Project), 5%, 11/15/2031	2,300,000	2,474,317
New York Mortgage Agency Rev., “54”, 4%, 4/01/2047	4,685,000	4,879,287
New York Mortgage Agency Rev., “208”, 4%, 10/01/2048	8,290,000	8,656,004
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5%, 5/01/2019	3,325,000	3,382,622
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	1,490,000	1,558,257
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	765,000	794,169

48

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	$5,475,000	$6,050,368
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2033	3,190,000	3,512,094
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2034	1,800,000	1,974,348
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	1,315,000	1,303,599
New York Urban Development Corp., State Personal Income Tax Rev., “C”, 5%, 3/15/2034	1,455,000	1,662,323
New York, NY, “B-1”, 5%, 12/01/2041	3,500,000	3,909,360
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	5,574,420	5,717,292
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5%, 7/15/2043	1,025,000	1,153,228
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	1,570,000	1,662,709
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “CC-1”, 5%, 6/15/2046	7,000,000	7,778,120
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/2025 (Prerefunded 7/01/2019)	110,000	112,523
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/2031 (Prerefunded 7/01/2019)	110,000	112,625
Port Authority of NY & NJ (170th Series), 5%, 12/01/2019	1,765,000	1,823,086
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	2,315,000	2,507,515
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	950,000	1,036,374
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	480,000	522,158
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	2,710,000	2,894,361

		$138,350,111
North Carolina - 0.7%
Charlotte, NC, Water & Sewer Systems Rev., 4%, 7/01/2047	$6,000,000	$6,180,600
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	205,000	223,142

49

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	$260,000	$273,317
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	285,000	297,130
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	100,000	104,895
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “C”, 5%, 9/01/2041	370,000	383,187
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “C”, 5%, 9/01/2046	1,350,000	1,393,564
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	610,000	659,544
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	1,195,000	1,283,753
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	2,440,000	2,619,511
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	975,000	1,046,731
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2031	1,600,000	1,814,688
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2031	1,250,000	1,306,175
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2033	1,375,000	1,426,439
University of North Carolina Board of Governors, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	5,065,000	5,519,634

		$24,532,310
North Dakota - 0.6%
Country of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	$3,105,000	$3,382,866
Country of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	3,620,000	3,886,577
Country of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2043	2,585,000	2,764,683
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/2034	780,000	802,597
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “D”, 4.25%, 1/01/2049 (u)	7,375,000	7,839,920

		$18,676,643

50

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - 2.2%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2/15/2024 (Prerefunded 2/15/2022)	$1,500,000	$1,637,175
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.125%, 6/01/2024	8,065,000	7,985,237
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	8,500,000	8,670,000
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Euclid Avenue Development Corp. Project), 5%, 8/01/2044	1,225,000	1,248,251
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Flats East Development Project), “B”, 7%, 5/15/2040	1,040,000	1,122,534
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 4.75%, 2/15/2047	4,065,000	4,084,309
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2052	890,000	962,410
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2057	9,355,000	10,082,071
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/2030	1,915,000	2,003,779
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/2040	2,770,000	2,917,613
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028	190,000	189,992
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038	250,000	251,898
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048	330,000	336,511
Ohio Higher Educational Facility Commission Rev. (Franciscan University of Steubenville), 5%, 11/01/2041	3,000,000	3,228,900
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.5%, 9/01/2048 (u)	5,000,000	5,400,050
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,740,000	8,407,498
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	130,000	140,847
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	720,000	744,631
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	925,000	942,612
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	1,130,000	1,192,026

51

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	$405,000	$436,108
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2038 (u)	3,355,000	3,672,417
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2043 (u)	8,150,000	8,891,242

		$74,548,111
Oklahoma - 0.6%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$365,000	$359,383
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 10/01/2038	185,000	188,818
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,495,000	1,569,914
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2029	150,000	168,902
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2033	810,000	898,493
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	1,135,000	1,234,471
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	1,215,000	1,328,445
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	1,140,000	1,241,608
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “A”, 4.75%, 9/01/2048	3,025,000	3,288,205
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	755,000	798,767
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/2027	4,670,000	4,818,740
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), 5%, 6/01/2035 (Put Date 6/01/2025)	255,000	271,001
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/2035	3,365,000	3,573,226
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/2035	1,440,000	1,529,107

		$21,269,080
Oregon - 0.8%
Oregon Facilities Authority Rev. (Legacy Health), “A”, 5%, 6/01/2046	$9,000,000	$9,818,010
Oregon Health & Sciences University Rev., “B”, 5%, 7/01/2034	7,500,000	8,468,850
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2042	1,340,000	1,465,759

52

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, “B”, 5%, 6/15/2030	$4,000,000	$4,668,600
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, “B”, 5%, 6/15/2033	1,750,000	2,020,603

		$26,441,822
Pennsylvania - 6.1%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2037	$240,000	$258,233
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2047	720,000	767,390
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 10/15/2028 (Prerefunded 10/15/2018)	1,125,000	1,126,665
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	13,590,000	13,208,529
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2023	105,000	111,610
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028	135,000	147,111
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033	135,000	145,876
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042	330,000	351,173
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2027	2,000,000	2,165,140
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	530,000	591,586
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	550,000	611,782
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	470,000	520,262
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	215,000	237,498
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	1,115,000	1,136,586
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	530,000	544,925
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	645,000	658,313
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/2034	490,000	510,056

53

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2032	$1,475,000	$1,657,590
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2033	1,260,000	1,410,482
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2034	630,000	701,965
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2030	715,000	737,558
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	1,910,000	1,964,359
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2021	730,000	769,449
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,275,000	1,367,590
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	915,000	997,341
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029 (Prerefunded 1/01/2019)	745,000	752,450
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039 (Prerefunded 1/01/2019)	4,540,000	4,588,169
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), Unrefunded Balance, 6.125%, 1/01/2029	85,000	85,700
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), Unrefunded Balance, 6.375%, 1/01/2039	505,000	509,197
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	1,440,000	1,537,315
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 7/01/2019	70,000	70,169
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.305% (LIBOR - 3mo. + 0.75%), 6/01/2037	7,315,000	6,749,697
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	365,000	393,083
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	470,000	499,525
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	485,000	510,162

54

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	$265,000	$277,776
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2027	670,000	741,871
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2035	250,000	269,275
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/2043	9,610,000	10,393,599
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2036	12,095,000	5,604,581
Luzerne County, PA, “A”, AGM, 5%, 12/15/2019	510,000	523,831
Luzerne County, PA, “A”, AGM, 5%, 12/15/2021	755,000	812,478
Luzerne County, PA, “A”, AGM, 5%, 12/15/2023	675,000	747,097
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	690,000	768,370
Luzerne County, PA, “A”, AGM, 5%, 12/15/2026	630,000	708,315
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	5,835,000	6,502,699
Luzerne County, PA, “A”, AGM, 5%, 12/15/2029	1,095,000	1,221,396
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/2029 (Put Date 6/01/2020)	1,095,000	1,092,317
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	1,015,000	1,017,842
Northeastern, PA, Hospital & Education Authority Rev. (Wilkes University), “B”, 5.25%, 3/01/2031	1,140,000	1,252,849
Northeastern, PA, Hospital & Education Authority Rev. (Wilkes University), “B”, 5.25%, 3/01/2037	1,780,000	1,918,342
Pennsylvania Economic Development Financing Authority Rev., Solid Waste Refunding (Republic Services, Inc. Project), “A”, 1.85%, 4/01/2019 (Put Date 1/02/2019)	3,860,000	3,860,000
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	3,110,000	3,226,812
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030 (Prerefunded 7/01/2020)	510,000	541,824
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 5%, 10/01/2044 (Prerefunded 10/01/2022)	3,915,000	4,322,786
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 6.25%, 10/01/2043 (Prerefunded 10/01/2021)	2,305,000	2,569,360

55

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2033	$4,215,000	$4,691,000
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	250,000	277,238
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), 6%, 8/01/2035 (Prerefunded 8/01/2020)	415,000	443,129
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	315,000	319,854
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.25%, 8/01/2046	2,090,000	2,116,606
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	1,700,000	1,721,216
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,530,000	1,551,833
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	1,180,000	1,205,736
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	2,425,000	2,522,436
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	1,175,000	1,221,483
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	150,000	162,104
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	355,000	384,856
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2035	1,040,000	1,152,819
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	10,810,000	11,801,493
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037	2,080,000	2,213,120
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	8,300,000	8,649,513
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047	350,000	331,506
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058	505,000	476,240

56

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	$565,000	$586,029
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	1,005,000	1,040,205
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	1,570,000	1,622,689
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2042	5,490,000	6,049,266
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2047	4,710,000	5,171,156
Philadelphia, PA, Gas Works Rev., “14”, AGM, 5%, 10/01/2033	2,910,000	3,290,162
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	1,020,000	1,043,317
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,900,000	2,054,432
Philadelphia, PA, School District, “A”, 5%, 9/01/2033	310,000	345,362
Philadelphia, PA, School District, “A”, 5%, 9/01/2035	770,000	851,073
Philadelphia, PA, School District, “A”, 5%, 9/01/2036	385,000	423,858
Philadelphia, PA, School District, “A”, 5%, 9/01/2037	385,000	421,856
Philadelphia, PA, School District, “A”, 5%, 9/01/2038	385,000	420,859
Philadelphia, PA, School District, “B”, 5%, 9/01/2043	1,160,000	1,260,073
Philadelphia, PA, School District, “F”, 5%, 9/01/2037	1,020,000	1,105,853
Philadelphia, PA, School District, “F”, 5%, 9/01/2038	255,000	275,918
Reading, PA, School District, “A”, 5%, 4/01/2020	1,000,000	1,036,360
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), 5%, 4/01/2028	1,870,000	1,977,992
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2030	2,000,000	2,229,380
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2032	7,820,000	8,652,204
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	22,255,000	24,540,143
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	140,000	140,034
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	80,000	80,998

57

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2030	$445,000	$472,955
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2035	435,000	456,798

		$203,559,110
Puerto Rico - 6.4%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$3,235,000	$3,363,397
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	4,050,000	4,580,145
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NATL, 4.75%, 7/01/2038	3,675,000	3,652,031
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2029	850,000	974,040
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	625,000	707,606
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	1,630,000	1,847,263
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	2,720,000	3,073,056
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	5,005,000	5,178,924
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	365,000	365,350
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	17,370,000	19,011,812
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	4,475,000	5,060,777
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	8,390,000	8,923,772
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “M”, ASSD GTY, 5%, 7/01/2032	660,000	672,362
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	3,355,000	3,711,536
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,800,000	1,996,272
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	5,530,000	6,268,476
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	5,510,000	6,224,316
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	1,515,000	1,627,186

58

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	$3,330,000	$3,570,792
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “Y”, AGM, 6.25%, 7/01/2021	6,740,000	7,152,353
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2019	890,000	865,952
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2020	880,000	817,661
Commonwealth of Puerto Rico Highway & Transportation Authority Unrefunded Rev., “A”, NATL, 5%, 7/01/2038	570,000	570,080
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	2,890,000	3,011,958
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	570,000	601,447
Commonwealth of Puerto Rico, Infrastructure Financing Authority, Capital Appreciation, “A”, AAC, 0%, 7/01/2034	15,570,000	6,625,658
Commonwealth of Puerto Rico, Infrastructure Financing Authority, Capital Appreciation, “A”, AAC, 0%, 7/01/2035	2,360,000	951,245
Commonwealth of Puerto Rico, Public Improvement, AAC, 4.5%, 7/01/2023	360,000	360,220
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	10,035,000	10,766,652
Commonwealth of Puerto Rico, Public Improvement, “A”, ASSD GTY, 5.5%, 7/01/2029	3,390,000	3,864,159
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	785,000	817,640
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/2027	285,000	298,512
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	2,560,000	2,644,045
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2020	510,000	511,030
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	7,120,000	7,124,130
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	445,000	445,098
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	1,915,000	1,915,306
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	50,000	51,688
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	1,505,000	1,589,611
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/2033	225,000	225,016
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022	905,000	910,837

59

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	$160,000	$160,650
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2025	210,000	210,727
Puerto Rico Electric Power Authority Rev., “RR”, ASSD GTY, 5%, 7/01/2028	110,000	114,366
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	555,000	558,580
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	230,000	230,117
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	4,730,000	4,774,036
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2020	560,000	564,777
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2024	970,000	973,938
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	35,000	35,099
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	360,000	375,372
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	1,385,000	1,385,748
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	730,000	741,760
Puerto Rico Electric Power Authority Rev., “V”, AGM, 5.25%, 7/01/2027	245,000	273,116
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	280,000	300,146
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2026	840,000	902,311
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	2,295,000	2,477,246
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	3,025,000	3,261,525
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	1,420,000	1,525,151
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	2,805,000	2,807,889
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	150,000	147,582

60

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	$45,000	$44,888
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	520,000	519,308
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	470,000	468,900
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	600,000	592,500
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	155,000	149,188
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	2,205,000	2,111,287
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	690,000	659,812
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	735,000	674,362
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	790,000	703,100
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	545,000	489,138
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	3,810,000	4,119,105

61

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	$7,335,000	$8,004,025
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	705,000	774,753
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	5,015,000	5,572,919
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2028	755,000	844,301
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2029	4,130,000	2,317,302
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	190,000	198,170
Puerto Rico Public Buildings Authority Government Facilities Rev., “I”, ASSD GTY, 5%, 7/01/2036	425,000	438,379
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2023	1,100,000	1,204,071
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	1,600,000	1,652,528
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2028	345,000	355,509
Puerto Rico Public Buildings Authority Government Facilities Rev., “N”, ASSD GTY, 5%, 7/01/2032	400,000	413,900
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	4,660,000	4,935,546
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	45,000	46,286
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, AGM, 5%, 8/01/2040	1,515,000	1,553,375
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	7,480,000	1,144,590
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	4,650,000	1,516,179
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	3,740,000	1,158,428
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	13,330,000	3,922,086
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	5,415,000	1,513,547
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	21,130,000	5,610,649
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	1,225,000	308,994

62

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	$25,085,000	$6,010,868
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	350,000	351,211

		$215,128,751
Rhode Island - 0.7%
Providence, RI, “A”, 5%, 1/15/2025	$1,345,000	$1,464,813
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/2039 (Prerefunded 5/15/2019)	7,645,000	7,882,759
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3%, 12/01/2021	4,890,000	4,916,406
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2021	1,120,000	1,196,171
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.25%, 12/01/2022	1,500,000	1,510,575
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2022	700,000	756,952
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.375%, 12/01/2023	1,080,000	1,089,299
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.8%, 12/01/2031	2,500,000	2,530,675
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	2,995,000	2,947,589

		$24,295,239
South Carolina - 1.5%
Chesterfield County, SC, School District, 5%, 3/01/2025	$2,250,000	$2,449,102
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (Greenwood School District No. 50), BAM, 5%, 12/01/2028	2,000,000	2,264,660
Lexington County, SC, Health Services District, Inc., Hospital Refunding Rev., 5%, 11/01/2028	650,000	732,271
Lexington County, SC, Health Services District, Inc., Hospital Refunding Rev., 5%, 11/01/2029	500,000	560,380
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	3,880,000	4,192,961
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 1/01/2021	4,150,000	4,509,680
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	5,750,000	6,059,235
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	8,000,000	8,599,360
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	835,000	855,324

63

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	$260,000	$265,047
South Carolina Port Authority Rev., 5.25%, 7/01/2050	3,075,000	3,360,944
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/2043	2,745,000	2,888,948
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/2043	6,550,000	6,893,482
South Carolina Public Service Authority Rev., “C”, 5%, 12/01/2036	2,920,000	3,021,616
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2034	1,250,000	1,427,700
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2035	1,415,000	1,610,440
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2036	1,045,000	1,185,134

		$50,876,284
South Dakota - 0.1%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2024	$1,000,000	$1,095,980
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2025	1,000,000	1,090,500
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2026	1,400,000	1,518,426

		$3,704,906
Tennessee - 1.9%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	$10,310,000	$10,927,981
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	3,000,000	3,138,240
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2042	9,315,000	9,963,324
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2047	3,940,000	4,199,961
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 4/01/2030	790,000	865,500
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 4/01/2036	1,980,000	2,118,501
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/2029 (Prerefunded 5/15/2021)	4,765,000	5,125,425
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/2030 (Prerefunded 5/15/2021)	2,500,000	2,689,100

64

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2035	$2,685,000	$2,965,690
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2040	1,450,000	1,577,919
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	1,500,000	1,540,305
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	1,665,000	1,827,504
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	2,385,000	2,652,621
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	2,215,000	2,487,002
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	2,805,000	3,212,567
Tennessee Housing Development Agency, Residential Financing Program Rev., “1”, 4%, 1/01/2043	2,880,000	3,020,976
Tennessee Housing Development Agency, Residential Financing Program Rev., “2-C”, 4%, 1/01/2045	1,570,000	1,622,595
Tennessee Housing Development Agency, Residential Financing Program Rev., “3”, 4.25%, 7/01/2049	3,060,000	3,250,240

		$63,185,451
Texas - 5.8%
Arlington, TX (Tarrant County), Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2037	$1,200,000	$1,353,936
Arlington, TX (Tarrant County), Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2038	980,000	1,101,520
Arlington, TX (Tarrant County), Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2043	5,100,000	5,680,533
Austin, TX, (Travis, Williamson and Hays Counties) Airport System Rev., “B”, 5%, 11/15/2041	1,070,000	1,170,676
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	715,000	800,850
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	1,055,000	1,180,883
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	200,000	215,816
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	490,000	538,299
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	315,000	346,919

65

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	$460,000	$502,831
Austin, TX, Water & Wastewater System Rev., 5%, 11/15/2027	3,000,000	3,305,370
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), “A”, PSF, 5%, 8/15/2039	3,190,000	3,532,734
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/2040 (Prerefunded 12/01/2020)	2,355,000	2,551,289
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/2045 (Prerefunded 12/01/2020)	1,425,000	1,547,521
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	1,875,000	1,979,419
Dallas, TX, Waterworks & Sewer System Rev., 5%, 10/01/2039 (Prerefunded 10/01/2020)	1,750,000	1,850,170
Dallas, TX, Waterworks & Sewer System Rev., 5%, 10/01/2039	8,250,000	8,669,182
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/2044	415,000	438,705
El Paso, TX, Water & Sewer Rev., 5%, 3/01/2028	455,000	493,543
Fort Worth, TX, Independent School District, Unlimited Tax School Building, PSF, 5%, 2/15/2039	3,685,000	4,049,778
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/2036 (a)(d)	116,013	1
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/2032 (Prerefunded 11/15/2018)	8,235,000	8,272,552
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 11/15/2035 (Prerefunded 11/15/2019)	1,560,000	1,617,049
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 12/01/2027 (Prerefunded 12/01/2018)	1,795,000	1,810,222
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/2035 (Prerefunded 12/01/2018)	2,050,000	2,068,204
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	225,000	244,600
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	545,000	590,600
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	900,000	320,643
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	2,250,000	619,020
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2026	1,855,000	1,987,020
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	855,000	878,991

66

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	$2,465,000	$2,630,328
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	2,135,000	2,289,958
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	725,000	781,514
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2020	3,215,000	3,347,554
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/2031	2,310,000	2,478,422
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	90,000	90,166
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2044	1,565,000	1,668,243
Katy, TX, Independent School District Rev. (Fort Bend, Harris, & Waller Counties), “D”, PSF, 5%, 2/15/2032	1,000,000	1,151,820
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/2039 (Prerefunded 8/15/2019)	1,470,000	1,520,818
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	4,230,000	4,425,257
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/2029	2,520,000	2,646,025
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton, L.L.C. - Texas Woman’s University Housing Project), “A-1”, AGM, 5%, 7/01/2038	490,000	533,002
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton, L.L.C. - Texas Woman’s University Housing Project), “A-1”, AGM, 5%, 7/01/2048	1,595,000	1,709,218
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton, L.L.C. - Texas Woman’s University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,780,000	1,885,910
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “B-1”, 3.25%, 11/15/2022	205,000	201,499
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “B-2”, 3%, 11/15/2021	5,000	4,963

67

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 4.25%, 7/01/2037	$555,000	$524,730
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 4.5%, 7/01/2042	555,000	528,499
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 5%, 7/01/2047	555,000	561,233
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 4.75%, 7/01/2052	835,000	803,704
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	190,000	211,364
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	955,000	970,232
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2046	6,220,000	6,742,542
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2051	1,910,000	2,069,122
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4%, 7/01/2031	310,000	309,985
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.25%, 7/01/2036	470,000	472,134
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 5%, 7/01/2046	1,250,000	1,299,537
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.75%, 7/01/2051	1,090,000	1,111,876
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2030	355,000	382,072
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2035	355,000	376,804

68

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2047	$895,000	$938,452
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/2046	1,585,000	1,697,234
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2033	35,000	35,541
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2038	90,000	90,932
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2048	175,000	176,271
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2032	110,000	110,250
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2037	125,000	123,495
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2042	150,000	145,928
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5.25%, 6/15/2048	300,000	297,744
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	4,380,000	4,810,160
San Antonio, TX, Electric & Gas Systems Rev., 5%, 2/01/2031	6,000,000	6,830,700
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 8/15/2040 (Prerefunded 8/15/2020)	2,795,000	3,026,705
Spring Independent School District, TX, Unlimited Tax School Building, PSF, 5%, 8/15/2042	10,000,000	11,213,600
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.125%, 11/15/2029 (Prerefunded 11/15/2019)	395,000	412,578
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.375%, 11/15/2044 (Prerefunded 11/15/2019)	3,100,000	3,246,475
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,160,000	1,212,188
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	1,385,000	1,430,982
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	1,505,000	1,552,182

69

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Senior Living - Ventana Project), “B-3”, 3.875%, 11/15/2022	$360,000	$358,024
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/2030	3,200,000	3,353,984
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8.25%, 11/15/2044	8,245,000	8,065,836
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	785,000	826,487
Texas Department of Housing & Community Affairs Single Family Mortgage Rev., “A”, 4.75%, 3/01/2049 (u)	4,080,000	4,418,518
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,495,000	1,746,190
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,195,000	1,377,046
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5%, 5/01/2028	1,000,000	1,127,460
Texas State University, Financing System Rev., “A”, 5%, 3/15/2032	5,000,000	5,721,600
Texas Water Development Board State Water Implementation Rev., “B”, 4%, 10/15/2043	16,375,000	16,713,962
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	590,000	647,779
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	2,575,000	2,833,684
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance (Westminster Manor Health), 7%, 11/01/2030	110,000	115,755
University of Texas, System Rev., “J”, 5%, 8/15/2028	5,000,000	5,814,100

		$193,919,249
Utah - 0.2%
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 5%, 4/15/2030	$150,000	$152,188
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 6%, 4/15/2045	795,000	817,602

70

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utah - continued
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2037	$1,000,000	$1,087,540
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2042	3,495,000	3,779,458

		$5,836,788
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$315,000	$332,419
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	2,020,000	2,075,833
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 3.625%, 6/15/2029	575,000	559,285
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 3.75%, 6/15/2030	635,000	620,249
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 4%, 6/15/2033	595,000	585,867
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 4%, 6/15/2034	635,000	623,341
State of Vermont, Student Assistance Corp. Education Loan Rev., “B”, 4.375%, 6/15/2046	765,000	724,394
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028)	1,035,000	1,020,531
Vermont Housing Finance Agency, Multi-Purpose Rev., “C”, 4%, 11/01/2043	675,000	697,160

		$7,239,079
Virginia - 0.8%
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2035	$2,000,000	$2,059,480
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2036	2,730,000	2,800,871
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2037	2,905,000	2,967,312
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2040	6,000,000	6,070,440
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	2,125,000	2,281,740
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, AGM, 7.616%, 8/23/2027 (p)	3,650,000	4,390,804
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 7/15/2035 (Prerefunded 7/15/2020)	845,000	901,978
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4%, 9/01/2023	110,000	112,586

71

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028	$145,000	$152,152
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037	270,000	285,090
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045	980,000	988,565
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045	230,000	240,421
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2030	800,000	857,104
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	715,000	755,226
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	625,000	705,319
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038)	185,000	189,220
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	529,028	11

		$25,758,319
Washington - 1.6%
Central Puget Sound, WA, Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax Rev., “S-1”, 5%, 11/01/2041	$13,000,000	$14,565,720
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/2034	2,255,000	2,299,627
Seattle, WA, Port Rev., “B”, 5%, 8/01/2024	3,000,000	3,260,790
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	1,450,000	1,500,330
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	3,690,000	3,824,870
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	1,480,000	1,613,762
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2036	985,000	1,070,153
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	1,060,000	1,145,849
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/2034 (Prerefunded 10/01/2019)	2,165,000	2,245,668
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2037	12,000,000	13,210,920
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2039	7,985,000	8,770,085

		$53,507,774

72

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - 0.8%
Harrison County, WV, Solid Waste Disposal Rev. (Monongahela Power Co. Project), “A”, 3%, 10/15/2037 (Put Date 10/15/2021)	$10,000,000	$9,959,700
Monongalia County, WV, Board of Education, 5%, 5/01/2029	1,445,000	1,564,863
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	395,000	433,046
Monongalia County, WV, Special District Excise Tax Rev., Refunding & Improvement Bonds (University Town Centre Economic Opportunity Development District), “A”, 4.5%, 6/01/2027	160,000	158,296
Monongalia County, WV, Special District Excise Tax Rev., Refunding & Improvement Bonds (University Town Centre Economic Opportunity Development District), “A”, 5.5%, 6/01/2037	375,000	384,053
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	2,110,000	1,746,046
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 4%, 6/01/2051	10,000,000	9,663,100
West Virginia Housing Development Fund, “A”, FHA, 3.45%, 11/01/2033	640,000	626,701
West Virginia Housing Development Fund, “A”, FHA, 3.75%, 11/01/2038	605,000	582,621
West Virginia Housing Development Fund, “A”, FHA, 3.9%, 11/01/2048	380,000	362,493
West Virginia School Building Authority, “A”, 3%, 7/01/2033	1,540,000	1,467,250
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	675,000	753,260

		$27,701,429
Wisconsin - 1.6%
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2026 (Prerefunded 7/15/2021)	$2,215,000	$2,389,121
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2028 (Prerefunded 7/15/2021)	665,000	717,276
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	2,465,000	2,633,335
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	430,000	451,070
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	1,390,000	1,463,003
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 5%, 9/15/2040	465,000	483,577

73

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 5%, 9/15/2045	$630,000	$653,738
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 5%, 9/15/2050	2,560,000	2,650,675
Wisconsin Housing & Economic Development Authority, Home Ownership Rev., “D”, 4%, 3/01/2047 (u)	6,180,000	6,503,029
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030	120,000	122,640
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035	120,000	122,548
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/2045	320,000	325,862
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 4%, 9/01/2020	55,000	56,159
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025	100,000	107,296
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030	165,000	171,230
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038	220,000	225,419
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	655,000	690,953
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	605,000	635,988
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027	7,060,000	7,440,957
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	3,170,000	3,626,226
Wisconsin Public Finance Authority Rev. (Celanese Corp.), “B”, 5%, 12/01/2025	620,000	692,583
Wisconsin Public Finance Authority Rev. (Denver International Airport Great Hall Project), 5%, 9/30/2037	3,605,000	3,911,930
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037	995,000	1,075,913
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042	960,000	1,034,582
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047	2,320,000	2,492,794

74

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052	$200,000	$214,150
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “B-2”, 3.5%, 11/15/2023	1,305,000	1,309,346
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “B-3”, 3%, 11/15/2022	1,795,000	1,795,897
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029	490,000	510,722
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034	455,000	478,332
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044	375,000	398,370
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049	740,000	793,850
Wisconsin Public Finance Authority Solid Waste Disposal Refunding Rev. (Waste Management, Inc. Project), “A-1”, 1.8%, 6/01/2023 (Put Date 11/01/2018)	2,410,000	2,409,470
Wisconsin Public Finance Authority Solid Waste Disposal Refunding Rev. (Waste Management, Inc. Project), “A-2”, 1.8%, 10/01/2025 (Put Date 11/01/2018)	410,000	409,910
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	890,000	937,081
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	1,260,000	1,347,709
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	1,600,000	1,673,776
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	1,630,000	1,702,845

		$54,659,362
Total Municipal Bonds (Identified Cost, $3,201,582,752)		$3,268,692,243

Investment Companies (h) - 2.5%
Money Market Funds - 2.5%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $84,028,781)	84,035,462	$84,027,058

Other Assets, Less Liabilities - (0.5)%		(15,631,171)
Net Assets - 100.0%		$3,337,088,130

75

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(d)	In default.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $84,027,058 and $3,268,692,243, respectively.

(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,102,426, representing 0.2% of net assets.

(p)	Primary market inverse floater.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RIBS	Residual Interest Bonds
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

76

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 9/30/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $3,201,582,752)	$3,268,692,243
Investments in affiliated issuers, at value (identified cost, $84,028,781)	84,027,058
Cash	90,127
Receivables for
Investments sold	22,842,511
Fund shares sold	10,189,254
Interest	41,592,642
Other assets	1,521
Total assets	$3,427,435,356
Liabilities
Payables for
Distributions	$1,385,653
Investments purchased	48,835,427
Fund shares reacquired	5,370,238
Interest expense and fees	123,242
Payable to the holders of the floating rate certificates from trust assets	32,966,602
Payable to affiliates
Investment adviser	137,008
Shareholder servicing costs	1,369,329
Distribution and service fees	54,628
Payable for independent Trustees’ compensation	7,846
Accrued expenses and other liabilities	97,253
Total liabilities	$90,347,226
Net assets	$3,337,088,130
Net assets consist of
Paid-in capital	$3,281,418,919
Total distributable earnings (loss)	55,669,211
Net assets	$3,337,088,130
Shares of beneficial interest outstanding	389,313,781

77

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,487,427,502	173,491,136	$8.57
Class B	14,283,166	1,663,619	8.59
Class C	157,678,932	18,328,432	8.60
Class I	757,051,502	88,382,365	8.57
Class R6	461,966,391	53,975,491	8.56
Class A1	458,578,426	53,460,834	8.58
Class B1	102,211	11,904	8.59

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and A1, for which the maximum offering prices per share were $8.95 [100 / 95.75 x $8.57] and $8.96 [100 / 95.75 x $8.58], respectively. On sales of $100,000 or more, the maximum offering prices of Class A and Class A1 shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class A1 and Class B1 shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.

See Notes to Financial Statements

78

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 9/30/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$72,610,686
Dividends from affiliated issuers	365,206
Other	467
Total investment income	$72,976,359
Expenses
Management fee	$6,186,595
Distribution and service fees	2,738,394
Shareholder servicing costs	1,169,147
Administrative services fee	245,817
Independent Trustees’ compensation	27,311
Custodian fee	133,173
Shareholder communications	54,375
Audit and tax fees	30,429
Legal fees	15,180
Interest expense and fees	215,955
Miscellaneous	152,764
Total expenses	$10,969,140
Fees paid indirectly	(940)
Reduction of expenses by investment adviser and distributor	(249,252)
Net expenses	$10,718,948
Net investment income (loss)	$62,257,411
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(4,346,638)
Affiliated issuers	1,540
Net realized gain (loss)	$(4,345,098)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(22,370,612)
Affiliated issuers	(1,723)
Net unrealized gain (loss)	$(22,372,335)
Net realized and unrealized gain (loss)	$(26,717,433)
Change in net assets from operations	$35,539,978

See Notes to Financial Statements

79

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 9/30/18	Year ended 3/31/18
Change in net assets	(unaudited)
From operations
Net investment income (loss)	$62,257,411	$112,004,460
Net realized gain (loss)	(4,345,098)	2,602,069
Net unrealized gain (loss)	(22,372,335)	(13,925,123)
Change in net assets from operations	$35,539,978	$100,681,406
Total distributions declared to shareholders (a)	$(58,691,412)	$(109,502,996)
Change in net assets from fund share transactions	$99,095,961	$348,080,724
Total change in net assets	$75,944,527	$339,259,134
Net assets
At beginning of period	3,261,143,603	2,921,884,469
At end of period (b)	$3,337,088,130	$3,261,143,603

(a)

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 2. For the year ended March 31, 2018, distributions from net investment income were $109,502,996.

(b)

Parenthetical disclosure of accumulated distributions in excess of net investment income is no longer required. See Note 2. For the year ended March 31, 2018, end of period net assets included accumulated distributions in excess of net investment income of $(10,834).

See Notes to Financial Statements

80

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/18		Year ended
Class A			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
	(unaudited)
Net asset value, beginning of period	$8.63		$8.64	$8.89		$8.85	$8.48	$8.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.31	$0.32	(c)	$0.34	$0.32	$0.33
Net realized and unrealized gain (loss)	(0.07)		(0.02)	(0.27)		0.01	0.35	(0.47)
Total from investment operations	$0.09		$0.29	$0.05		$0.35	$0.67	$(0.14)
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.30)	$(0.30)		$(0.31)	$(0.30)	$(0.32)
Net asset value, end of period (x)	$8.57		$8.63	$8.64		$8.89	$8.85	$8.48
Total return (%) (r)(s)(t)(x)	1.04	(n)	3.35	0.59	(c)	4.10	8.02	(1.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	(a)	0.77	0.78	(c)	0.79	0.80	0.80
Expenses after expense reductions (f)	0.74	(a)	0.73	0.73	(c)	0.74	0.74	0.75
Net investment income (loss)	3.67	(a)	3.49	3.67	(c)	3.88	3.71	3.92
Portfolio turnover	10	(n)	21	20		22	17	32
Net assets at end of period (000 omitted)	$1,487,428		$1,418,893	$1,234,571		$870,656	$781,630	$736,374
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.73	(a)	0.72	0.72	(c)	0.73	0.73	0.73

See Notes to Financial Statements

81

Financial Highlights – continued

	Six months ended 9/30/18		Year ended
Class B			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
	(unaudited)
Net asset value, beginning of period	$8.65		$8.66	$8.90		$8.86	$8.49	$8.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.24	$0.26	(c)	$0.27	$0.26	$0.27
Net realized and unrealized gain (loss)	(0.07)		(0.02)	(0.26)		0.02	0.35	(0.48)
Total from investment operations	$0.06		$0.22	$0.00	(w)	$0.29	$0.61	$(0.21)
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.23)	$(0.24)		$(0.25)	$(0.24)	$(0.25)
Net asset value, end of period (x)	$8.59		$8.65	$8.66		$8.90	$8.86	$8.49
Total return (%) (r)(s)(t)(x)	0.66	(n)	2.58	(0.04	)(c)	3.32	7.21	(2.26)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	(a)	1.52	1.53	(c)	1.54	1.55	1.55
Expenses after expense reductions (f)	1.49	(a)	1.48	1.49	(c)	1.49	1.49	1.51
Net investment income (loss)	2.93	(a)	2.75	2.94	(c)	3.12	2.95	3.16
Portfolio turnover	10	(n)	21	20		22	17	32
Net assets at end of period (000 omitted)	$14,283		$18,135	$23,866		$27,926	$28,032	$28,220
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.48	(a)	1.48	1.47	(c)	1.48	1.48	1.49

See Notes to Financial Statements

82

Financial Highlights – continued

	Six months ended 9/30/18		Year ended
Class C			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
	(unaudited)
Net asset value, beginning of period	$8.66		$8.67	$8.92		$8.88	$8.51	$8.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.24	$0.26	(c)	$0.27	$0.26	$0.27
Net realized and unrealized gain (loss)	(0.07)		(0.02)	(0.27)		0.02	0.35	(0.48)
Total from investment operations	$0.06		$0.22	$(0.01)		$0.29	$0.61	$(0.21)
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.23)	$(0.24)		$(0.25)	$(0.24)	$(0.25)
Net asset value, end of period (x)	$8.60		$8.66	$8.67		$8.92	$8.88	$8.51
Total return (%) (r)(s)(t)(x)	0.66	(n)	2.58	(0.16	)(c)	3.31	7.19	(2.26)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	(a)	1.52	1.53	(c)	1.54	1.55	1.55
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49	(c)	1.49	1.49	1.51
Net investment income (loss)	2.92	(a)	2.74	2.92	(c)	3.11	2.94	3.15
Portfolio turnover	10	(n)	21	20		22	17	32
Net assets at end of period (000 omitted)	$157,679		$181,793	$184,018		$180,722	$166,885	$162,443
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.48	(a)	1.48	1.47	(c)	1.48	1.48	1.49

See Notes to Financial Statements

83

Financial Highlights – continued

	Six months ended 9/30/18		Year ended
Class I			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
	(unaudited)
Net asset value, beginning of period	$8.63		$8.63	$8.88		$8.84	$8.47	$8.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.33	$0.34	(c)	$0.36	$0.35	$0.35
Net realized and unrealized gain (loss)	(0.07)		(0.01)	(0.26)		0.02	0.34	(0.47)
Total from investment operations	$0.10		$0.32	$0.08		$0.38	$0.69	$(0.12)
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.32)	$(0.33)		$(0.34)	$(0.32)	$(0.34)
Net asset value, end of period (x)	$8.57		$8.63	$8.63		$8.88	$8.84	$8.47
Total return (%) (r)(s)(t)(x)	1.16	(n)	3.73	0.84	(c)	4.36	8.30	(1.29)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51	(a)	0.52	0.54	(c)	0.55	0.55	0.55
Expenses after expense reductions (f)	0.49	(a)	0.49	0.49	(c)	0.49	0.49	0.50
Net investment income (loss)	3.91	(a)	3.74	3.92	(c)	4.12	3.95	4.13
Portfolio turnover	10	(n)	21	20		22	17	32
Net assets at end of period (000 omitted)	$757,052		$672,870	$974,392		$474,159	$682,371	$546,220
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.48	(a)	0.48	0.47	(c)	0.48	0.48	0.48

See Notes to Financial Statements

84

Financial Highlights – continued

Class R6	Six months ended 9/30/18		Year ended 3/31/18 (i)
	(unaudited)
Net asset value, beginning of period	$8.62		$8.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.22
Net realized and unrealized gain (loss)	(0.07)		(0.15)
Total from investment operations	$0.10		$0.07
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.22)
Net asset value, end of period (x)	$8.56		$8.62
Total return (%) (r)(s)(t)(x)	1.20	(n)	0.75	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.44	(a)	0.42	(a)
Expenses after expense reductions (f)	0.42	(a)	0.41	(a)
Net investment income (loss)	3.99	(a)	3.77	(a)
Portfolio turnover	10	(n)	21
Net assets at end of period (000 omitted)	$461,966		$492,474
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.41	(a)	0.40	(a)

See Notes to Financial Statements

85

Financial Highlights – continued

	Six months ended 9/30/18		Year ended
Class A1			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
	(unaudited)
Net asset value, beginning of period	$8.64		$8.65	$8.90		$8.85	$8.49	$8.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.33	$0.35	(c)	$0.36	$0.35	$0.35
Net realized and unrealized gain (loss)	(0.07)		(0.02)	(0.27)		0.03	0.33	(0.47)
Total from investment operations	$0.10		$0.31	$0.08		$0.39	$0.68	$(0.12)
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.32)	$(0.33)		$(0.34)	$(0.32)	$(0.34)
Net asset value, end of period (x)	$8.58		$8.64	$8.65		$8.90	$8.85	$8.49
Total return (%) (r)(s)(t)(x)	1.16	(n)	3.61	0.85	(c)	4.48	8.16	(1.27)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51	(a)	0.52	0.54	(c)	0.54	0.55	0.55
Expenses after expense reductions (f)	0.49	(a)	0.49	0.49	(c)	0.49	0.50	0.51
Net investment income (loss)	3.92	(a)	3.75	3.94	(c)	4.13	3.96	4.17
Portfolio turnover	10	(n)	21	20		22	17	32
Net assets at end of period (000 omitted)	$458,578		$476,864	$504,886		$551,970	$577,992	$584,287
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.48	(a)	0.48	0.48	(c)	0.48	0.48	0.49

See Notes to Financial Statements

86

Financial Highlights – continued

	Six months ended 9/30/18		Year ended
Class B1			3/31/18	3/31/17		3/31/16	3/31/15	3/31/14
	(unaudited)
Net asset value, beginning of period	$8.65		$8.66	$8.90		$8.86	$8.49	$8.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.26	$0.28	(c)	$0.29	$0.28	$0.29
Net realized and unrealized gain (loss)	(0.07)		(0.02)	(0.26)		0.02	0.35	(0.48)
Total from investment operations	$0.07		$0.24	$0.02		$0.31	$0.63	$(0.19)
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.25)	$(0.26)		$(0.27)	$(0.26)	$(0.27)
Net asset value, end of period (x)	$8.59		$8.65	$8.66		$8.90	$8.86	$8.49
Total return (%) (r)(s)(t)(x)	0.79	(n)	2.83	0.19	(c)	3.55	7.46	(2.02)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	(a)	1.52	1.53	(c)	1.54	1.55	1.55
Expenses after expense reductions (f)	1.24	(a)	1.24	1.26	(c)	1.27	1.26	1.27
Net investment income (loss)	3.17	(a)	2.99	3.17	(c)	3.34	3.19	3.39
Portfolio turnover	10	(n)	21	20		22	17	32
Net assets at end of period (000 omitted)	$102		$114	$152		$257	$370	$980
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.23	(a)	1.23	1.25	(c)	1.25	1.25	1.25

See Notes to Financial Statements

87

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

88

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Municipal Income Fund (the fund) is a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Many municipal instruments are supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables –Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after

89

Notes to Financial Statements (unaudited) – continued

December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period. The impact of the fund’s adoption was limited to changes in the fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the most notable impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

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Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$3,268,692,243	$—	$3,268,692,243
Mutual Funds	84,027,058	—	—	84,027,058
Total	$84,027,058	$3,268,692,243	$—	$3,352,719,301

For further information regarding security characteristics, see the Portfolio of Investments.

91

Notes to Financial Statements (unaudited) – continued

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by the fund utilizing the fund’s municipal bonds which have already been issued (known as self-deposited secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short-term interest rates. A self-deposited secondary market inverse floating rate security is created when the fund transfers a fixed rate municipal bond to a special purpose trust (“the trust”), and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the trust or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”) which are held by the fund. Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates from trust assets”. The carrying value of the fund’s payable to the holders of the floating rate certificates from trust assets as reported in the fund’s Statement of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates from trust assets as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At September 30, 2018, the fund’s payable to the holders of the floating rate certificates from trust assets was $32,966,602 and the weighted average interest rate on the floating rate certificates issued by the trust was 1.65%. For the period ended September 30, 2018, the average payable to the holders of the floating rate certificates from trust assets was $20,822,352 at a weighted average interest rate of 1.57%. Interest expense and fees relate to interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended September 30, 2018, interest expense and fees related to self-deposited inverse floaters amounted to $212,966 and are included in “Interest expense and fees” in the Statement of Operations. Primary market inverse floaters held by the fund are not accounted for as secured borrowings.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S.

92

Notes to Financial Statements (unaudited) – continued

generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended September 30, 2018, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial

93

Notes to Financial Statements (unaudited) – continued

statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 3/31/18
Ordinary income (including any short-term capital gains)	$1,550,000
Tax-exempt income	107,952,996
Total distributions	$109,502,996

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/18
Cost of investments	$3,229,273,447
Gross appreciation	105,849,819
Gross depreciation	(15,370,567)
Net unrealized appreciation (depreciation)	$90,479,252

As of 3/31/18
Undistributed tax-exempt income	9,556,471
Capital loss carryforwards	(31,352,188)
Other temporary differences	(9,567,305)
Net unrealized appreciation (depreciation)	110,183,667

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after March 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post- enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2018, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
3/31/19	$(7,352,883)

Post-enactment losses which are characterized as follows:
Short-Term	$(23,999,305)

94

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class B1 shares will convert to Class A and Class A1 shares, respectively, approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 9/30/18	Year ended 3/31/18 (i)
Class A	$25,264,341	$45,341,921
Class B	220,154	577,594
Class C	2,239,275	4,953,451
Class I	13,210,504	37,756,178
Class R6	9,031,114	2,715,204
Class A1	8,724,428	18,154,709
Class B1	1,596	3,939
Total	$58,691,412	$109,502,996

(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period April 1, 2018 through July 31, 2018, the management fee was computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1.3 billion	0.40%
In excess of $1.3 billion and up to $2 billion	0.37%
In excess of $2 billion	0.35%

Effective August 1, 2018, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1.3 billion	0.40%
In excess of $1.3 billion and up to $2 billion	0.37%
In excess of $2 billion and up to $5 billion	0.35%
In excess of $5 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended September 30, 2018, this management

95

Notes to Financial Statements (unaudited) – continued

fee reduction amounted to $160,992, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended September 30, 2018 was equivalent to an annual effective rate of 0.36% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expenses and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R6	A1	B1
0.73%	1.48%	1.48%	0.48%	0.42%	0.48%	1.23%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2019. For the six months ended September 30, 2018, this reduction amounted to $74,096, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $53,321 and $1,747 for the six months ended September 30, 2018, as its portion of the initial sales charge on sales of Class A and Class A1 shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,828,975
Class B	0.75%	0.25%	1.00%	1.00%	81,261
Class C	0.75%	0.25%	1.00%	1.00%	827,618
Class B1	0.75%	0.25%	1.00%	0.75%	540
Total Distribution and Service Fees					$2,738,394

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2018 based on each class’s average daily net assets. MFD has agreed in writing to reduce the Class B1 service fee rate to 0.00% for all Class B1 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such

96

Notes to Financial Statements (unaudited) – continued

agreement will continue at least until July 31, 2019. For the six months ended September 30, 2018, this reduction amounted to $135 and is included in the reduction of total expenses in the Statement of Operations. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2018, this rebate amounted to $13,873 and $156 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A and Class A1 shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class B1 shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2018, were as follows:

Amount
Class A	$65,290
Class B	10,731
Class C	14,786
Class A1	—
Class B1	242

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended September 30, 2018, the fee was $98,424, which equated to 0.0059% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,070,723.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2018 was equivalent to an annual effective rate of 0.0149% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

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Notes to Financial Statements (unaudited) – continued

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $2,793 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended September 30, 2018. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $7,835 at September 30, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended September 30, 2018, the fee paid by the fund under this agreement was $2,730 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On July 31, 2017, MFS purchased 5,702 shares of Class R6 for an aggregate amount of $50,000 as an initial investment in the class.

(4) Portfolio Securities

For the six months ended September 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $405,214,230 and $340,996,439, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 9/30/18		Year ended 3/31/18 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	24,055,606	$207,506,923	45,049,533	$393,786,668
Class B	47,885	414,534	94,197	827,680
Class C	1,206,921	10,453,104	3,286,186	28,882,611
Class I	19,492,561	168,113,740	49,253,278	430,449,961
Class R6	5,972,250	51,466,814	58,148,446	501,209,636
Class A1	150,059	1,296,378	378,134	3,311,653
Class B1	568	4,898	982	8,606
	50,925,850	$439,256,391	156,210,756	$1,358,476,815

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Notes to Financial Statements (unaudited) – continued

	Six months ended 9/30/18		Year ended 3/31/18 (i)
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	2,798,743	$24,153,839	4,958,239	$43,321,188
Class B	23,904	206,622	61,940	542,274
Class C	228,094	1,975,290	503,852	4,418,367
Class I	920,036	7,933,971	3,068,844	26,811,257
Class R6	1,044,216	8,998,107	314,258	2,706,197
Class A1	856,313	7,395,979	1,741,211	15,224,426
Class B1	184	1,596	438	3,835
	5,871,490	$50,665,404	10,648,782	$93,027,544

Shares reacquired
Class A	(17,706,206)	$(152,838,072)	(28,476,849)	$(248,633,305)
Class B	(505,694)	(4,369,427)	(815,616)	(7,143,542)
Class C	(4,091,282)	(35,387,594)	(4,019,812)	(35,264,495)
Class I	(10,036,719)	(86,563,489)	(87,175,081)	(754,696,815)
Class R6	(10,182,403)	(87,884,460)	(1,321,276)	(11,373,210)
Class A1	(2,751,326)	(23,765,287)	(5,288,704)	(46,261,651)
Class B1	(2,025)	(17,505)	(5,769)	(50,617)
	(45,275,655)	$(390,825,834)	(127,103,107)	$(1,103,423,635)

Net change
Class A	9,148,143	$78,822,690	21,530,923	$188,474,551
Class B	(433,905)	(3,748,271)	(659,479)	(5,773,588)
Class C	(2,656,267)	(22,959,200)	(229,774)	(1,963,517)
Class I	10,375,878	89,484,222	(34,852,959)	(297,435,597)
Class R6	(3,165,937)	(27,419,539)	57,141,428	492,542,623
Class A1	(1,744,954)	(15,072,930)	(3,169,359)	(27,725,572)
Class B1	(1,273)	(11,011)	(4,349)	(38,176)
	11,521,685	$99,095,961	39,756,431	$348,080,724

(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for

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Notes to Financial Statements (unaudited) – continued

temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended September 30, 2018, the fund’s commitment fee and interest expense were $9,928 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		43,763,624	360,658,170	(320,386,332)	84,035,462

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,540	$(1,723)	$—	$365,206	$84,027,058

100

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2018 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2017 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

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Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s

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Board Review of Investment Advisory Agreement – continued

last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.3 billion and $2 billion. They also noted that MFS has agreed to implement additional contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $5 billion and $10 billion effective August 1, 2018. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life

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Board Review of Investment Advisory Agreement – continued

Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2018.

104

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

105

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: November 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: November 15, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2018

*	Print name and title of each signing officer under his or her signature.